UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.09%

COMMON STOCKS 10.76%

Auto Parts 0.44%

Mobileye NV (Israel)*(a)	84	$3,630,480

Biotechnology 0.33%

Vertex Pharmaceuticals, Inc.*	29	2,713,530

Commercial Services 0.64%

Robert Half International, Inc.	105	5,272,050

Consumer Services 0.41%

LifeLock, Inc.*	227	3,364,140

Diversified Financials 0.58%

Affiliated Managers Group, Inc.*	6	1,161,325
Greenhill & Co., Inc.	73	3,577,970
Total		4,739,295

Health Services 0.33%

Community Health Systems, Inc.*	26	1,411,280
Team Health Holdings, Inc.*	22	1,287,440
Total		2,698,720

Information Technology Services 0.35%
Vantiv, Inc. Class A*	93	2,909,040

Insurance: Multi-Line 0.84%

Allstate Corp. (The)	80	4,920,430
Hartford Financial Services Group, Inc. (The)	54	1,995,883
Total		6,916,313

Internet Software & Services 1.64%

Akamai Technologies, Inc.*	66	3,987,720
King Digital Entertainment plc (Ireland)*(a)	205	2,826,950
Pandora Media, Inc.*	148	4,001,920
Yelp, Inc.*	32	2,637,440
Total		13,454,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Shares (000)	Fair Value
Leisure Facilities 0.16%

Las Vegas Sands Corp.	20	$1,330,200

Lodging 0.39%

Starwood Hotels & Resorts Worldwide, Inc.	38	3,212,520

Miscellaneous: Financial 0.44%

Ares Management LP	203	3,629,640

Oil Services 0.59%

Hornbeck Offshore Services, Inc.*	111	4,846,260

Oil: Integrated 0.75%

Range Resources Corp.	52	4,086,680
Rice Energy, Inc.*	70	2,039,645
Total		6,126,325

Paper & Forest Products 0.64%

Domtar Corp. (Canada)(a)	140	5,220,600

Pharmaceuticals 0.79%

Intercept Pharmaceuticals, Inc.*	9	2,607,480
Teva Pharmaceutical Industries Ltd. ADR	74	3,896,984
Total		6,504,464

Real Estate 0.40%

Ares Commercial Real Estate Corp.	258	3,248,220

Software - Applications & Systems 0.89%

FireEye, Inc.*	165	5,138,100
Splunk, Inc.*	40	2,158,000
Total		7,296,100

Steel 0.15%

Allegheny Technologies, Inc.	30	1,265,100
Total Common Stocks (cost $85,423,284)		88,377,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 75.31%

Airlines 1.31%

United Airlines, Inc.	4.50%	1/15/2015		$4,253	$10,770,722

Autos 4.90%

Central European Media Enterprises Ltd.	5.00%	11/15/2015		10,000	9,800,000
Tesla Motors, Inc.	0.25%	3/1/2019		6,075	6,150,937
Tesla Motors, Inc.	1.25%	3/1/2021		17,630	17,993,619
Volkswagen International Finance NV (Netherlands)†(b)	5.50%	11/9/2015	EUR	4,500	6,332,582
Total					40,277,138

Biotechnology 4.96%

Array BioPharma, Inc.	3.00%	6/1/2020		$1,990	1,835,775
Cepheid, Inc.†	1.25%	2/1/2021		8,130	7,774,312
Cubist Pharmaceuticals, Inc.†	1.125%	9/1/2018		6,285	6,995,991
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020		7,255	8,261,631
Incyte Corp. Ltd.†	1.25%	11/15/2020		4,600	6,003,000
Incyte Corp. Ltd.	4.75%	10/1/2015		380	2,341,513
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016		1,800	7,504,875
Total					40,717,097

Commercial Services 2.34%

Live Nation Entertainment, Inc.†	2.50%	5/15/2019		7,710	7,767,825
Macquarie Infrastructure Co. LLC	2.875%	7/15/2019		4,130	4,718,525
WESCO International, Inc.	6.00%	9/15/2029		2,265	6,766,687
Total					19,253,037

Communications Equipment 2.23%

Ciena Corp.†	3.75%	10/15/2018		4,425	5,769,094
Ciena Corp.	4.00%	12/15/2020		3,020	4,046,800
Finisar Corp.†	0.50%	12/15/2033		8,535	8,524,331
Total					18,340,225

Computers & Peripherals 1.30%

SanDisk Corp.†	0.50%	10/15/2020		8,750	10,675,000

Consumer Services 0.49%

United Rentals, Inc.	4.00%	11/15/2015		380	4,015,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Financials 3.66%

MGIC Investment Corp.	2.00%	4/1/2020	$5,960	$8,366,350
MGIC Investment Corp.	5.00%	5/1/2017	7,730	8,652,769
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	11,310	13,034,775
Total				30,053,894

e-Commerce 1.18%

HomeAway, Inc.†	0.125%	4/1/2019	9,995	9,651,422

Electronic Equipment & Instruments 0.50%

InvenSense, Inc.†	1.75%	11/1/2018	3,105	4,085,016

Entertainment 0.75%

CenterPoint Energy, Inc. (3.943% after 12/15/2014)~	3.719%	9/15/2029	100	6,200,000

Health Equipment & Supply 0.82%

Fluidigm Corp.	2.75%	2/1/2034	7,180	6,740,225

Health Services 5.66%

Carriage Services, Inc.†	2.75%	3/15/2021	12,195	13,178,283
Medivation, Inc.	2.625%	4/1/2017	3,925	7,195,016
Omnicare, Inc.	3.50%	2/15/2044	15,190	17,164,700
Omnicare, Inc.	3.75%	4/1/2042	996	1,596,090
WellPoint, Inc.	2.75%	10/15/2042	4,510	7,359,756
Total				46,493,845

Homebuilders 0.80%

KB Home	1.375%	2/1/2019	3,400	3,423,375
Toll Brothers Finance Corp.	0.50%	9/15/2032	3,040	3,182,500
Total				6,605,875

Internet Software & Services 5.37%

MercadoLibre, Inc. (Argentina)†(a)	2.25%	7/1/2019	4,500	5,085,000
Priceline Group, Inc. (The)	1.00%	3/15/2018	8,560	12,288,950
Qihoo 360 Technology Co. Ltd. (China)†(a)	0.50%	8/15/2020	4,000	3,987,500
SINA Corp. (China)†(a)	1.00%	12/1/2018	7,530	6,998,194
Yahoo!, Inc.†	Zero Coupon	12/1/2018	15,210	15,751,856
Total				44,111,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure Facilities 1.74%

MGM Resorts International	4.25%	4/15/2015	$10,535	$14,288,094

Machinery 1.87%

Chart Industries, Inc.	2.00%	8/1/2018	9,595	11,759,872
Danaher Corp.	Zero Coupon	1/22/2021	1,600	3,558,000
Total				15,317,872

Miscellaneous: Energy 1.09%

JinkoSolar Holding Co., Ltd. (China)†(a)	4.00%	5/15/2016	3,000	3,228,750
JinkoSolar Holding Co., Ltd. (China)†(a)	4.00%	2/1/2019	5,750	5,724,844
Total				8,953,594

Miscellaneous: Financial 0.63%

Ares Capital Corp.	4.875%	3/15/2017	4,900	5,175,625

Miscellaneous: Materials 1.88%

RTI International Metals, Inc.	1.625%	10/15/2019	15,025	15,456,969

Miscellaneous: Transportation 1.21%

Air Lease Corp.	3.875%	12/1/2018	6,605	9,903,372

Oil & Gas Products 0.87%

Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	7,890	7,120,725

Oil: Integrated 2.16%

Cobalt International Energy, Inc.	2.625%	12/1/2019	4,710	4,156,575
Goodrich Petroleum Corp.	5.00%	10/1/2032	4,978	5,777,591
PDC Energy, Inc.†	3.25%	5/15/2016	5,020	7,818,650
Total				17,752,816

Pharmaceuticals 6.41%

Gilead Sciences, Inc.	1.625%	5/1/2016	3,595	16,975,158
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	3,165	8,017,341
Mylan, Inc.	3.75%	9/15/2015	2,920	10,676,250
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	6,895	16,940,153
Total				52,608,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate 0.84%

DDR Corp.	1.75%	11/15/2040	$5,633	$6,935,631

Retail: Specialty 1.03%
Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	8,600	8,422,625

Semiconductors 9.20%

Intel Corp.	3.25%	8/1/2039	9,245	15,641,431
Micron Technology, Inc.	2.125%	2/15/2033	5,405	16,228,512
Micron Technology, Inc.	3.00%	11/15/2043	8,855	11,351,003
Novellus Systems, Inc.	2.625%	5/15/2041	5,425	11,453,531
Rambus, Inc.†	1.125%	8/15/2018	5,745	7,008,900
SunPower Corp.	0.75%	6/1/2018	6,660	10,905,750
SunPower Corp.†	0.875%	6/1/2021	2,500	2,923,438
Total				75,512,565

Software - Applications & Systems 5.97%

Citrix Systems, Inc.†	0.50%	4/15/2019	8,645	9,579,741
Proofpoint, Inc.†	1.25%	12/15/2018	4,785	5,930,409
Salesforce.com, Inc.	0.25%	4/1/2018	15,715	18,229,400
ServiceNow, Inc.†	Zero Coupon	11/1/2018	4,520	4,935,275
Workday, Inc.	1.50%	7/15/2020	7,730	10,309,888
Total				48,984,713

Steel 1.16%

U.S. Steel Corp.	2.75%	4/1/2019	5,875	9,543,203

Wireless Communications Services 2.98%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	21,473	24,479,220
Total Convertible Bonds (cost $579,953,266)				618,446,809

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 8.74%

Banks: Regional 1.72%

Wells Fargo & Co.	7.50%		12	14,093,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
Diversified Financials 1.45%

AMG Capital Trust II	5.15%		185	$11,874,688

Insurance: Life 1.53%

MetLife, Inc.	5.00%		401	12,582,193

Utilities: Electric 2.29%

Exelon Corp.	6.50%		111	5,602,975
NextEra Energy, Inc.	5.889%		211	13,187,132
Total				18,790,107

Wireless Communications Services 1.75%

Crown Castle International Corp.	4.50%		137	14,377,592
Total Convertible Preferred Stocks (cost $69,962,258)				71,717,672

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 1.28%

Banks: Regional 0.55%

Wells Fargo & Co.†	0.125%	4/28/2021	$4,320	4,552,416

Containers & Packaging 0.30%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,380	2,493,050

Oil & Gas Products 0.43%

Newfield Exploration Co.	6.875%	2/1/2020	3,306	3,487,830
Total Corporate Bonds (cost $10,238,174)				10,533,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	$—	(c)
Total Long-Term Investments (cost $745,576,982)				789,074,804

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.33%

CONVERTIBLE BONDS 1.29%

Miscellaneous: Transportation 0.83%

DryShips, Inc. (Greece)(a)	5.00%	12/1/2014	$6,810	6,805,744

Oil: Integrated 0.29%

Lukoil International Finance BV (Netherlands)(a)	2.625%	6/16/2015	2,400	2,391,000

Software - Applications & Systems 0.17%

Salesforce.com, Inc.	0.75%	1/15/2015	505	1,387,487
Total Convertible Bonds (cost $10,451,423)				10,584,231

REPURCHASE AGREEMENT 1.04%

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $8,485,000 of Federal National Mortgage Assoc. at 2.00% due 5/16/2017; value: $8,739,097; proceeds: $8,565,437 (cost $8,565,437)			8,565	8,565,437
Total Short-Term Investments (cost $19,016,860)				19,149,668
Total Investments in Securities 98.42% (cost $764,593,842)				808,224,472
Other Assets in Excess of Liabilities(d) 1.58%				12,962,523
Net Assets 100.00%				$821,186,995

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
EUR	euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Valued at zero as of August 31, 2014.
(d)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	10/17/2014	4,880,000	$6,635,568	$6,413,788	$221,780
euro	Sell	Morgan Stanley	9/11/2014	300,000	407,732	394,203	13,529
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$235,309

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Goldman Sachs	9/11/2014	300,000	$397,451	$394,202	$(3,249)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$88,377,027	$—	$—		$88,377,027
Convertible Bonds	—	629,031,040	—		629,031,040
Convertible Preferred Stocks
Banks: Regional	14,093,092	—	—		14,093,092
Diversified Financials	—	11,874,688	—		11,874,688
Insurance: Life	12,582,193	—	—		12,582,193
Utilities: Electric	18,790,107	—	—		18,790,107
Wireless Communications Services	—	14,377,592	—		14,377,592
Corporate Bonds	—	10,533,296	—		10,533,296
Warrants	—	—	—	(3)	—	(3)
Repurchase Agreement	—	8,565,437	—		8,565,437
Total	$133,842,419	$674,382,053	$—	(3)	$808,224,472
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$235,309	$—		$235,309
Liabilities	—	(3,249)	—		(3,249)
Total	$—	$232,060	$—		$232,060

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Valued at zero as of August 31, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2013	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of August 31, 2014	$—	(1)

(1)	Valued at zero as of December 1, 2013 and August 31, 2014, respectively.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.26%

ASSET-BACKED SECURITIES 15.16%

Automobiles 5.49%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$775	$775,773
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	1,737	1,738,417
Ally Auto Receivables Trust 2012-SN1 A3	0.57%	8/20/2015	464	464,256
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	3,942	3,946,261
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	2,184	2,185,653
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	2,782	2,784,983
AmeriCredit Automobile Receivables Trust 2012-2 A3	1.05%	10/11/2016	1,140	1,140,551
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	3,369	3,372,633
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	170	169,858
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,647	1,647,893
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	821	821,372
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,160	1,161,450
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	2,795	2,795,243
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	722	722,609
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	505	506,488
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	2,513	2,519,446
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	2,765	2,767,112
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	1,317	1,318,041
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,176	1,176,726
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	865	866,532
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,133	3,136,109
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	3,965	3,969,052
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	1,302	1,304,191
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	4,455	4,457,051
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	2,619	2,620,960
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	3,887	3,889,124
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	334	334,189
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	4,000	4,002,262
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	2,863	2,863,948
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	2,602	2,603,376
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	1,695	1,696,616
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	925	925,610
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	518	517,821
Santander Drive Auto Receivables Trust 2013-4 A2	0.89%	9/15/2016	601	601,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	$1,393	$1,394,863
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	1,327	1,327,806
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	712	711,986
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	2,078	2,079,366
Total				71,317,248

Credit Cards 4.56%

American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	3,210	3,216,401
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	2,210	2,214,524
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	4,135	4,146,381
Chase Issuance Trust 2012-A5	0.59%	8/15/2017	5,125	5,131,732
Chase Issuance Trust 2013-A5 A	0.47%	5/15/2017	6,850	6,854,374
Citibank Credit Card Issuance Trust 2003-A7	4.15%	7/7/2017	3,066	3,163,310
Citibank Credit Card Issuance Trust 2004-A8	4.90%	12/12/2016	3,500	3,545,281
Citibank Credit Card Issuance Trust 2005-A2	4.85%	3/10/2017	3,665	3,752,022
Discover Card Execution Note Trust 2012-A1	0.81%	8/15/2017	4,550	4,560,049
Discover Card Execution Note Trust 2012-A3	0.86%	11/15/2017	8,250	8,277,555
Discover Card Execution Note Trust 2012-B3	0.605%#	5/15/2018	1,650	1,652,971
Dryrock Issuance Trust 2012-1 A	0.305%#	8/15/2017	4,125	4,125,000
Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	1,350	1,349,688
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%	3/15/2018	3,500	3,560,420
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%	1/15/2018	3,780	3,788,204
Total				59,337,912

Other 5.11%

ARES CLO Ltd. 2007-3RA A2†	0.453%#	4/16/2021	1,549	1,532,635
Avenue CLO VI Ltd. 2007-6A A2†	0.583%#	7/17/2019	1,250	1,224,979
Avery Point IV CLO Ltd. 2014-1A A†	1.754%#	4/25/2026	2,500	2,507,596
BlueMountain CLO Ltd. 2014-3A A1†(a)	1.48%#	10/15/2026	1,900	1,898,081
Cent CDO XI Ltd. 2006-11A A1†	0.494%#	4/25/2019	1,586	1,570,179
CIFC Funding II Ltd. 2014-2A A1L†	1.725%#	5/24/2026	1,300	1,303,171
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484%#	7/17/2023	3,500	3,480,689
Fairway Loan Funding Co. 2006-1A A3L†	0.893%#	10/17/2018	1,600	1,590,053
Fore CLO Ltd. 2007-1A A2†	0.684%#	7/20/2019	850	844,159
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.531%#	12/20/2020	1,500	1,489,075
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704%#	10/15/2026	3,500	3,508,149
Gleneagles CLO Ltd. 2005-1A B†	0.79%#	11/1/2017	600	592,433
Harch CLO III Ltd. 2007-1A B†	0.634%#	4/17/2020	750	736,764
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%	10/15/2045	865	869,624
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D2†	4.94%	10/15/2045	360	367,967
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%	1/16/2046	1,850	1,848,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	$1,150	$1,147,113
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,000	1,000,759
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,100	1,101,719
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,500	1,488,750
HLSS Servicer Advance Receivables Backed Notes 2013-T5 AT5†	1.979%		8/15/2046	2,000	2,012,895
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,895	1,895,587
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,500	1,505,949
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	3,500	3,498,477
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%		1/17/2045	1,575	1,576,566
JFIN Revolver CLO Ltd. 2013-1A A†	1.484	%#	1/20/2021	2,250	2,249,431
JFIN Revolver CLO Ltd. 2014-2A A2†	1.534	%#	2/20/2022	850	851,072
KKR Financial CLO Ltd. 2006-1A C†	1.185	%#	8/25/2018	1,750	1,708,345
KKR Financial CLO Ltd. 2007-1A A†	0.584	%#	5/15/2021	2,035	2,016,855
KKR Financial CLO Ltd. 2007-1A B†	0.984	%#	5/15/2021	1,250	1,218,265
Liberty CLO Ltd. 2005-1A A1C†	0.49	%#	11/1/2017	181	180,664
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,600	1,585,306
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	950	956,378
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.754	%#	4/15/2026	3,000	3,009,164
Octagon Loan Funding Ltd. 2014-1A A1†(a)	1.646	%#	11/18/2026	1,275	1,271,175
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	1,770	1,885,988
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	427	428,682
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	1,159	1,167,873
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.553	%#	4/17/2021	1,750	1,694,070
Structured Asset Securities Corp. 2005-WF1 A3	0.815	%#	2/25/2035	988	983,733
Venture VIII CDO Ltd. 2007-8A A1A†	0.512	%#	7/22/2021	1,250	1,235,520
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	2,000	1,992,000
Westchester CLO Ltd. 2007-1A A1A†	0.465	%#	8/1/2022	1,404	1,394,109
Total					66,420,449
Total Asset-Backed Securities (cost $196,912,362)					197,075,609

CORPORATE BONDS 26.43%

Automotive 0.34%

Ford Motor Co.	6.375%		2/1/2029	697	845,245
Ford Motor Co.	6.625%		10/1/2028	1,311	1,633,522
Ford Motor Co.	7.45%		7/16/2031	670	915,082
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	1,000	1,042,464
Total					4,436,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center 0.37%

Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	$650	$687,012
Zions Bancorporation	4.50%	3/27/2017	2,230	2,365,539
Zions Bancorporation	4.50%	6/13/2023	1,668	1,749,287
Total				4,801,838

Banks: Regional 2.89%

Banco Bradesco SA†	5.75%	3/1/2022	2,900	3,065,300
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(b)	4.125%	6/6/2024	700	692,790
Bank of America Corp.	5.70%	5/2/2017	855	942,915
Citigroup, Inc.	5.50%	9/13/2025	4,175	4,687,318
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	3,825	4,443,093
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,303	2,671,579
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	3,455	4,038,733
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	2,231	2,595,378
Morgan Stanley	4.10%	5/22/2023	418	426,282
Morgan Stanley	5.00%	11/24/2025	2,610	2,806,089
Morgan Stanley	5.50%	7/28/2021	669	769,749
Morgan Stanley	6.00%	4/28/2015	1,100	1,139,108
PKO Finance AB (Sweden)†(b)	4.63%	9/26/2022	1,200	1,255,500
Standard Chartered plc (United Kingdom)†(b)	3.95%	1/11/2023	2,250	2,255,612
Wells Fargo & Co.	3.45%	2/13/2023	5,741	5,787,100
Total				37,576,546

Beverages 0.03%

Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	354	343,380

Biotechnology Research & Production 0.33%

Amgen, Inc.	6.40%	2/1/2039	3,328	4,307,980

Broadcasting 0.07%

Cox Communications, Inc.†	8.375%	3/1/2039	625	914,261

Brokers 0.64%

Jefferies Group LLC	6.875%	4/15/2021	3,425	4,063,762
Raymond James Financial, Inc.	8.60%	8/15/2019	3,380	4,257,631
Total				8,321,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.26%

Owens Corning, Inc.	9.00%	6/15/2019	$1,205	$1,497,417
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	1,800	1,945,080
Total				3,442,497

Business Services 0.32%

Expedia, Inc.	4.50%	8/15/2024	3,000	3,031,182
Synchrony Financial	3.00%	8/15/2019	1,077	1,093,197
Total				4,124,379

Cable Services 0.47%

Time Warner Cable, Inc.	6.55%	5/1/2037	2,383	3,063,096
Time Warner Cable, Inc.	7.30%	7/1/2038	2,147	2,991,100
Total				6,054,196

Chemicals 0.81%

Alfa SAB de CV (Mexico)†(b)	5.25%	3/25/2024	400	433,000
CF Industries, Inc.	7.125%	5/1/2020	1,457	1,780,016
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	3,218	3,588,611
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,300	3,134,481
NewMarket Corp.	4.10%	12/15/2022	1,532	1,552,383
Total				10,488,491

Communications Technology 0.19%

Motorola Solutions, Inc.	4.00%	9/1/2024	2,500	2,499,960

Construction/Homebuilding 0.15%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	800	819,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,030	1,140,725
Total				1,959,725

Consumer Products 0.17%

Tupperware Brands Corp.	4.75%	6/1/2021	1,998	2,155,147

Data Product, Equipment & Communications 0.10%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	1,250	1,325,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.15%

Actavis Funding SCS (Luxembourg)†(b)	3.85%	6/15/2024	$1,984	$2,010,945

Electric: Power 1.38%

CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	750	801,139
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,944	2,303,446
Empresas Publicas de Medellin ESP (Colombia)†(b)	7.625%	7/29/2019	1,400	1,683,500
Entergy Corp.	5.125%	9/15/2020	3,775	4,205,731
Exelon Generation Co. LLC	4.25%	6/15/2022	1,500	1,568,709
PPL WEM Holdings Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	4,710	5,347,042
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,098,816
Total				18,008,383

Electrical: Household 0.04%

Energizer Holdings, Inc.	4.70%	5/19/2021	446	464,189

Electronics 0.13%

PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,703,567

Energy Equipment & Services 0.75%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,017	1,179,320
Cameron International Corp.	7.00%	7/15/2038	350	468,843
Energy Transfer Partners LP	6.625%	10/15/2036	1,210	1,468,214
Energy Transfer Partners LP	7.50%	7/1/2038	1,013	1,331,917
Energy Transfer Partners LP	9.00%	4/15/2019	1,865	2,371,564
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,930,052
Total				9,749,910

Engineering & Contracting Services 0.16%

AGCO Corp.	5.875%	12/1/2021	300	344,254
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	1,800	1,797,367
Total				2,141,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.34%

Air Lease Corp.	3.875%	4/1/2021	$1,000	$1,015,000
Air Lease Corp.	4.75%	3/1/2020	1,500	1,605,000
Bank of America Corp.	4.20%	8/26/2024	2,252	2,288,766
Bank of America Corp.	5.875%	1/5/2021	3,595	4,197,396
Bank of America Corp.	7.625%	6/1/2019	3,085	3,780,174
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,216	2,296,920
General Electric Capital Corp.	6.75%	3/15/2032	2,140	2,888,495
Lender Processing Services, Inc.	5.75%	4/15/2023	3,456	3,706,560
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,350	3,111,988
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,177	2,281,820
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	1,748	1,804,810
Western Union Co. (The)	3.35%	5/22/2019	1,425	1,475,436
Total				30,452,365

Financial: Miscellaneous 0.61%

Moody’s Corp.	4.50%	9/1/2022	2,600	2,773,321
Moody’s Corp.	5.50%	9/1/2020	1,550	1,753,501
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	902	925,398
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,200	2,448,118
Total				7,900,338

Food 0.31%

Flowers Foods, Inc.	4.375%	4/1/2022	625	666,740
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020	3,000	3,307,743
Total				3,974,483

Food/Beverage 0.03%

Sigma Alimentos SA de CV (Mexico)†(b)	6.875%	12/16/2019	313	364,645

Health Care Services 0.46%

Dignity Health	3.125%	11/1/2022	600	573,024
Dignity Health	4.50%	11/1/2042	1,150	1,099,859
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	907	941,457
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,100	2,215,500
Senior Housing Properties Trust	6.75%	12/15/2021	1,000	1,168,955
Total				5,998,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Industrial Products 0.04%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	$500	$482,641

Insurance 0.36%

Markel Corp.	7.125%	9/30/2019	2,244	2,705,983
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,972,554
Total				4,678,537

Investment Management Companies 0.09%

Oaktree Capital Management LP†	6.75%	12/2/2019	942	1,122,354

Leasing 0.45%

Aviation Capital Group Corp.†	6.75%	4/6/2021	1,639	1,866,049
Aviation Capital Group Corp.†	7.125%	10/15/2020	3,494	3,993,645
Total				5,859,694

Leisure 0.12%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	1,230	1,564,193

Lodging 0.53%

Host Hotels & Resorts LP	5.25%	3/15/2022	4,640	5,167,554
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,797,030
Total				6,964,584

Machinery: Agricultural 0.42%

Lorillard Tobacco Co.	6.875%	5/1/2020	1,184	1,406,950
Lorillard Tobacco Co.	8.125%	6/23/2019	1,568	1,951,202
Lorillard Tobacco Co.	8.125%	5/1/2040	1,550	2,152,381
Total				5,510,533

Manufacturing 0.20%

Hillenbrand, Inc.	5.50%	7/15/2020	2,375	2,600,511

Media 1.00%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,574,714
21st Century Fox America, Inc.	6.90%	8/15/2039	677	900,121
Discovery Communications LLC	6.35%	6/1/2040	1,050	1,299,208
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	3,809	3,971,187
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	1,855	1,999,690
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,837	1,896,137
Time Warner, Inc.	7.625%	4/15/2031	985	1,367,599
Total				13,008,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.23%

Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	$2,105	$2,138,716
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	831	892,156
Total				3,030,872

Natural Gas 0.44%

Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	1,800	1,944,000
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	800	821,171
SourceGas LLC†	5.90%	4/1/2017	886	933,085
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,380,690
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	700	678,090
Total				5,757,036

Oil 0.41%

Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	1,323	1,617,890
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(b)	4.50%	10/3/2023	1,100	1,172,112
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.082%	12/30/2023	370	374,655
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	250	257,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	350	442,925
Valero Energy Corp.	10.50%	3/15/2039	830	1,410,753
Total				5,275,835

Oil: Crude Producers 1.26%

Enbridge Energy Partners LP	9.875%	3/1/2019	2,750	3,606,861
Enterprise Products Operating LLC	7.55%	4/15/2038	1,325	1,883,560
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,225,581
Kerr-McGee Corp.	7.875%	9/15/2031	1,000	1,429,087
Plains Exploration & Production Co.	6.75%	2/1/2022	2,064	2,347,800
Ruby Pipeline LLC†	6.00%	4/1/2022	2,980	3,396,613
Southeast Supply Header LLC†	4.25%	6/15/2024	1,086	1,123,023
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	1,250	1,350,000
Total				16,362,525

Oil: Integrated Domestic 0.55%

El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	1,000	1,328,198
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	800	1,002,485
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	1,600	1,637,016
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	3,136,657
Total				7,104,356

Oil: Integrated International 1.17%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	4,800	5,514,513
Petroleos Mexicanos (Mexico)(b)	5.50%	6/27/2044	1,650	1,798,087
Transocean, Inc.	6.375%	12/15/2021	3,341	3,786,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)

Weatherford International Ltd.	9.875%	3/1/2039	$2,613	$4,147,934
Total				15,247,471

Paper & Forest Products 0.53%

Georgia-Pacific LLC	8.875%	5/15/2031	3,038	4,654,362
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,211,762
Total				6,866,124

Real Estate Investment Trusts 1.26%

Alexandria Real Estate Equities, Inc.	4.50%	7/30/2029	825	852,788
American Tower Corp.	4.70%	3/15/2022	2,512	2,697,991
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	2,000	1,910,610
EPR Properties	5.25%	7/15/2023	2,075	2,223,383
EPR Properties	7.75%	7/15/2020	2,543	3,105,481
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,406	3,989,165
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	591	668,778
Hospitality Properties Trust	4.65%	3/15/2024	925	965,890
Total				16,414,086

Retail 0.60%

Family Dollar Stores, Inc.	5.00%	2/1/2021	1,000	1,045,654
QVC, Inc.†	7.375%	10/15/2020	6,350	6,789,395
Total				7,835,049

Savings & Loan 0.21%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,388	2,761,168

Steel 0.74%

Allegheny Technologies, Inc.	5.875%	8/15/2023	1,089	1,203,253
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,975	4,889,409
GTL Trade Finance, Inc.†	7.25%	4/16/2044	500	530,625
Valmont Industries, Inc.	6.625%	4/20/2020	2,499	2,973,468
Total				9,596,755

Telecommunications 0.96%

ENTEL Chile SA (Chile)†(b)	4.75%	8/1/2026	1,840	1,875,571
GTE Corp.	6.94%	4/15/2028	5,902	7,355,934
Turk Telekomunikasyon AS (Turkey)†(b)	4.875%	6/19/2024	3,250	3,225,625
Total				12,457,130

Tobacco 0.18%

Altria Group, Inc.	9.95%	11/10/2038	1,394	2,375,223

Transportation: Miscellaneous 0.26%

Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	2,950	3,349,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.71%

Aquarion Co.†	4.00%	8/15/2024	$2,500	$2,485,840
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	2,500	2,580,262
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,312,947
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,875,517
Total				9,254,566

Utilities: Electrical 0.21%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,692,256
Total Corporate Bonds (cost $327,379,286)				343,692,353

FOREIGN GOVERNMENT OBLIGATIONS 1.45%

Bahamas 0.05%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	670,320

Bermuda 0.09%

Bermuda Government†	5.603%	7/20/2020	1,000	1,110,000

Brazil 0.23%

Federal Republic of Brazil(b)	4.25%	1/7/2025	1,400	1,457,750
Federal Republic of Brazil(b)	5.00%	1/27/2045	300	309,000
Federal Republic of Brazil†(b)	5.333%	2/15/2028	1,000	1,025,000
Federal Republic of Brazil(b)	5.625%	1/7/2041	123	138,990
Total				2,930,740

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	700	801,500

Indonesia 0.13%

Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	1,350	1,285,875
Republic of Indonesia†(b)	5.875%	1/15/2024	400	456,500
Total				1,742,375

Mexico 0.21%

United Mexican States(b)	4.00%	10/2/2023	1,118	1,186,477
United Mexican States(b)	5.55%	1/21/2045	1,350	1,587,600
Total				2,774,077

Panama 0.02%

Republic of Panama(b)	4.30%	4/29/2053	275	252,313

Philippines 0.19%

Republic of Philippines(b)	4.20%	1/21/2024	614	660,050
Republic of Philippines(b)	9.50%	10/21/2024	1,220	1,799,500
Total				2,459,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.06%

State of Qatar†(b)	3.125%	1/20/2017	$750	$791,250

Romania 0.02%

Republic of Romania†(b)	6.125%	1/22/2044	242	286,165

Russia 0.26%

Russia Eurobonds†(b)	3.625%	4/29/2015	2,400	2,437,560
Russia Eurobonds†(b)	4.875%	9/16/2023	1,000	986,200
Total				3,423,760

Slovenia 0.04%

Republic of Slovenia†(b)	5.25%	2/18/2024	471	513,390

Trinidad And Tobago 0.02%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	217,500

Uruguay 0.07%

Republic of Uruguay(b)	4.50%	8/14/2024	800	867,960
Total Foreign Government Obligations (cost $18,263,735)				18,840,900

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.94%

Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	5,790	5,785,924
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	872	921,240
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	2,482	2,467,646
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	2,452	2,448,789
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	600	604,740
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,973,428)				12,228,339

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.48%

Federal Home Loan Mortgage Corp.	2.16%#	6/1/2043	10,006	10,148,337
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	4,373	4,522,612
Federal Home Loan Mortgage Corp.	3.221%#	6/1/2044	3,315	3,443,578
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	4,331	4,686,289
Federal National Mortgage Assoc.	3.00%	5/1/2043 - 10/1/2043	20,559	20,508,558
Federal National Mortgage Assoc. (c)	3.50%	TBA	115,690	118,919,282
Federal National Mortgage Assoc.(c)	4.00%	TBA	56,870	60,088,934
Federal National Mortgage Assoc.(c)	4.50%	TBA	17,860	19,247,289
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 7/1/2036	7,399	8,311,068
Federal National Mortgage Assoc.	6.50%	1/1/2036	77	90,248
Government National Mortgage Assoc.(c)	4.00%	TBA	52,000	55,420,628
Total Government Sponsored Enterprises Pass-Throughs (cost $302,482,613)				305,386,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 1.80%

Education 0.13%

Univ of California Bd of Regs	6.27%	5/15/2031	$1,450	$1,624,029

Electric Revenue Bonds 0.12%

American Municipal Power, Inc.	7.834%	2/15/2041	1,100	1,603,943

Miscellaneous 0.78%

Chicago, IL	6.845%	1/1/2038	350	393,915
Dallas Convention Center Hotel	7.088%	1/1/2042	1,600	2,080,816
Nashville & Davidson Cnty Met	6.731%	7/1/2043	1,050	1,373,536
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	2,750	3,038,997
Southern California Metro Wtr	6.538%	7/1/2039	2,000	2,301,100
Southern California Metro Wtr	6.947%	7/1/2040	540	647,417
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	300	335,169
Total				10,170,950

Power 0.15%

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,675	1,922,666

Toll Roads 0.27%

Metropolitan Washington Arpt	7.462%	10/1/2046	1,500	2,067,975
North Texas Tollway Auth	8.91%	2/1/2030	1,150	1,386,084
Total				3,454,059

Transportation 0.17%

Clark Cnty, NV	6.881%	7/1/2042	2,000	2,215,260

Water/Sewer 0.18%

Chicago, IL	6.742%	11/1/2040	900	1,182,339
New York City Muni Wtr Fin Auth	5.79%	6/15/2041	490	545,252
New York City Muni Wtr Fin Auth	6.124%	6/15/2042	465	522,116
New York City Muni Wtr Fin Auth	6.491%	6/15/2042	100	114,454
Total				2,364,161
Total Municipal Bonds (cost $21,704,043)				23,355,068

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.42%

Bear Stearns ALT-A Trust 2004-8 1A	0.855%#	9/25/2034	2,178	2,130,574
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.498%#	5/10/2047	25,084	2,337,439
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,485	1,605,839
Commercial Mortgage Pass-Through Certificates 2013-LC13 A2	3.009%	8/10/2046	3,764	3,903,093
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%	1/10/2046	1,165	1,166,821
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	4,534	4,400,270
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.481%#	8/10/2047	4,446	374,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	0.285%#	4/26/2037	$216	$215,959
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(b)	0.236%#	12/20/2054	1,018	1,009,644
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.356%#	12/20/2054	874	867,807
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(b)	0.376%#	12/20/2054	2,611	2,593,507
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,005	1,019,743
GS Mortgage Securities Corp. II 2012-GCJ9 A3	2.773%	11/10/2045	2,783	2,745,577
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	1,300	1,276,766
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%	5/15/2045	1,200	1,284,425
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	1,118	1,162,806
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%	12/15/2047	4,750	4,788,278
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	591	617,097
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A3	3.669%	4/15/2047	1,500	1,572,478
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.45%#	4/15/2047	4,970	311,692
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%#	4/15/2047	1,381	38,675
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%	2/15/2047	2,937	3,082,813
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	486	491,277
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,360	1,255,725
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	2,045	1,887,648
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	2,146	1,971,313
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.784%#	1/21/2055	810	811,729
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,580	1,582,656
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	1,845	1,843,442
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	2,245	2,362,288
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,510	1,623,502
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%	3/15/2048	2,610	2,660,282
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%	5/15/2047	1,483	1,547,282
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.41%#	5/15/2047	9,866	781,310
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.734%#	5/15/2047	1,909	99,152
Total Non-Agency Commercial Mortgage-Backed Securities (cost $57,220,730)				57,423,516

U.S. TREASURY OBLIGATIONS 38.58%

U.S. Treasury Bond	3.375%	5/15/2044	53,278	56,353,952
U.S. Treasury Note	0.25%	4/15/2016	128,322	128,118,995
U.S. Treasury Note	0.375%	3/15/2015	52,207	52,295,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	0.875%	9/15/2016	$12,618	$12,704,749
U.S. Treasury Note	0.875%	4/15/2017	52,771	52,890,579
U.S. Treasury Note	1.25%	11/30/2018	63,056	62,496,882
U.S. Treasury Note	1.625%	7/31/2019	72,669	72,683,170
U.S. Treasury Note	2.125%	12/31/2015	57,464	58,900,600
U.S. Treasury Note	2.375%	8/15/2024	5,290	5,304,463
Total U.S. Treasury Obligations (cost $499,878,162)				501,749,090
Total Long-Term Investments (cost $1,435,814,359)				$1,459,751,698

SHORT-TERM INVESTMENT 7.38%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $97,610,000 of U.S. Treasury Note at 0.875% due 5/15/2017; value: $97,909,370; proceeds: $95,985,853 (cost $95,985,853)			95,986	95,985,853
Total Investments in Securities 119.64% (cost $1,531,800,212)				1,555,737,551
Liabilities in Excess of Other Assets (19.64%)				(255,342,027)
Net Assets 100.00%				$1,300,395,524

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$197,075,609	$—	$197,075,609
Corporate Bonds	—	343,692,353	—	343,692,353
Foreign Government Obligations	—	18,840,900	—	18,840,900
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,228,339	—	12,228,339
Government Sponsored Enterprises Pass-Throughs	—	305,386,823	—	305,386,823
Municipal Bonds	—	23,355,068	—	23,355,068
Non-Agency Commercial Mortgage-Backed Securities	—	57,423,516	—	57,423,516
U.S. Treasury Obligations	—	501,749,090	—	501,749,090
Repurchase Agreement	—	95,985,853	—	95,985,853
Total	$—	$1,555,737,551	$—	$1,555,737,551

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.97%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,304,326	$55,347
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	480,343	13,598
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,575,594	41,725
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,810,549	41,516
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,645,082	41,703
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,342,575	33,054
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,216,671	21,596
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,231,370	27,410
Total Investments in Underlying Funds (cost $210,527,034)		275,949
Other Assets in Excess of Liabilities 0.03%		74
Net Assets 100.00%		$276,023

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$275,949	$—	$—	$275,949
Total	$275,949	$—	$—	$275,949

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.46%

ASSET-BACKED SECURITIES 0.08%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.446%#	2/1/2041	$4,067	$3,930,097
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.516%#	2/1/2041	2,800	2,478,000
Total Asset-Backed Securities (cost $6,235,297)				6,408,097

			Shares (000)
COMMON STOCKS 0.06%

Diversified Media

Tribune Media Co. Class A*			64	4,883,200
Tribune Publishing Co.*			16	307,200
Total Common Stocks (cost $2,784,000)				5,190,400

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 7.11%

Aerospace 0.04%

GenCorp, Inc.	7.125%	3/15/2021	$3,000	3,247,500

Chemicals 0.70%

Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	3,400	3,689,000
Hexion U.S. Finance Corp.	6.625%	4/15/2020	16,500	17,448,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	4,000	4,160,000
INEOS Group Holdings SA (Luxembourg)†(a)	5.875%	2/15/2019	2,500	2,568,750
Momentive Performance Materials, Inc.(b)	8.875%	10/15/2020	5,905	5,550,700
PQ Corp.†	8.75%	5/1/2018	9,800	10,547,250
Taminco Global Chemical Corp. (Belgium)†(a)	9.75%	3/31/2020	4,500	4,972,500
TPC Group, Inc.†	8.75%	12/15/2020	7,500	8,306,250
Total				57,243,200

Consumer Non-Durables 0.41%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	4,984	5,002,690
DynCorp International, Inc.	10.375%	7/1/2017	6,500	6,191,250
Hot Topic, Inc.†	9.25%	6/15/2021	5,000	5,500,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	10,295	10,989,913
Springs Industries, Inc.	6.25%	6/1/2021	6,100	6,161,000
Total				33,844,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy 1.08%

Chaparral Energy, Inc.	8.25%	9/1/2021	$8,000	$8,670,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,150,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	7,500	8,175,000
Gulfport Energy Corp.†	7.75%	11/1/2020	2,965	3,202,200
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	5,312	5,630,720
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	500	530,000
Light Tower Rentals, Inc.†	8.125%	8/1/2019	3,935	4,053,050
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,657,000
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	2,640	2,838,000
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,000	6,390,000
Rice Energy, Inc.†	6.25%	5/1/2022	5,200	5,343,000
Rose Rock Midstream LP/Rose Rock Finance Corp.†	5.625%	7/15/2022	11,810	12,075,725
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	8,875	9,806,875
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,312,500
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	9,845	10,115,737
Total				87,949,807

Financial 0.66%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,500	8,025,000
American Equity Investment Life Holding Co.	6.625%	7/15/2021	8,600	9,298,750
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	5,965	5,845,700
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,000	6,450,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	3,409	3,451,613
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6,310	6,814,800
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	3,345	3,294,825
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	1,750	1,776,250
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,000	1,112,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	6,000	6,345,000
Nuveen Investments, Inc.	5.50%	9/15/2015	1,000	1,031,250
Total				53,445,688

Food & Drug 0.08%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,900	6,578,500

Food/Tobacco 0.36%

Big Heart Pet Brands	7.625%	2/15/2019	6,923	7,156,651
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	5,405	5,796,863
US Foods, Inc.	8.50%	6/30/2019	15,000	16,005,000
Total				28,958,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products 0.38%

Ainsworth Lumber Co., Ltd. (Canada)†(a)	7.50%	12/15/2017	$8,000	$8,400,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	7,000	7,350,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,427,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.00%	4/15/2019	2,500	2,637,500
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	2,900	3,106,625
Total				30,921,625

Gaming/Leisure 0.23%

Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	5,000	5,028,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	4,195	4,530,600
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,518,125
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	5,000	5,625,000
Total				18,701,850

Healthcare 0.53%

Fresenius Medical Care US Finance II, Inc.†	5.625%	7/31/2019	9,250	10,013,125
HCA, Inc.	4.75%	5/1/2023	22,527	22,780,429
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,888,000
Tenet Healthcare Corp.	6.00%	10/1/2020	5,815	6,323,812
Total				43,005,366

Housing 0.09%

K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	2,000	2,220,000
Modular Space Corp.†	10.25%	1/31/2019	5,100	5,304,000
Total				7,524,000

Information Technology 0.21%

Infor US, Inc.	9.375%	4/1/2019	6,725	7,422,719
Interface Security Systems Holdings, Inc./Interface Security Systems LLC	9.25%	1/15/2018	1,525	1,578,375
SunGard Data Systems, Inc.	7.375%	11/15/2018	8,000	8,370,000
Total				17,371,094

Manufacturing 0.17%

Athlon Holdings LP/Athlon Finance Corp.	7.375%	4/15/2021	12,000	13,080,000
Mueller Water Products, Inc.	7.375%	6/1/2017	869	886,380
Total				13,966,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications 0.55%

Clear Channel Communications, Inc.	5.50%	12/15/2016		$9,000	$8,943,750
Clear Channel Communications, Inc.	10.00%	1/15/2018		10,500	9,830,625
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017		3,000	3,063,750
Gannett Co., Inc.	7.125%	9/1/2018		4,000	4,152,500
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019		12,270	12,914,175
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		1,370	1,421,243
Univision Communications, Inc.†	6.75%	9/15/2022		4,070	4,487,175
Total					44,813,218

Metals/Minerals 0.36%

Coeur Mining, Inc.	7.875%	2/1/2021		10,000	10,068,750
First Quantum Minerals Ltd. (Canada)†(a)	6.75%	2/15/2020		6,350	6,619,875
Mirabela Nickel Ltd. (Australia)†(a)(b)	8.75%	4/15/2018		3,950	987,500
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		3,000	3,165,000
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018		8,250	8,291,250
Total					29,132,375

Retail 0.16%

Claire’s Stores, Inc.†	6.125%	3/15/2020		1,700	1,619,250
Claire’s Stores, Inc.	8.875%	3/15/2019		5,475	4,872,750
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017		6,000	6,435,000
Total					12,927,000

Service 0.58%

Alliance Data Systems Corp.†	6.375%	4/1/2020		11,160	11,822,625
First Data Corp.	10.625%	6/15/2021		2,275	2,650,375
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		5,000	5,125,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021		12,800	13,056,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017		13,600	14,688,000
Total					47,342,000

Transportation 0.12%

GasLog Ltd.†(c)	7.23%#	6/27/2018	NOK	38,000	6,437,612
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		$3,450	3,536,250
Total					9,973,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility 0.40%

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(b)	11.75%	3/1/2022	$19,935	$22,676,062
Illinois Power Generating Co.	7.00%	4/15/2018	7,007	6,849,343
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,000	3,255,000
Total				32,780,405
Total Corporate Bonds (cost $577,203,069)				579,727,237

FLOATING RATE LOANS(d) 87.31%

Aerospace 2.46%

American Airlines, Inc. Class B Term Loan	3.75%	6/27/2019	17,740	17,662,388
AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	22,419	22,377,031
DAE Aviation Holdings, Inc. 2nd Lien Initial Term Loan	7.75%	8/5/2019	15,500	15,742,188
Delta Air Lines, Inc. 2014 Term Loan B1	3.25%	10/18/2018	31,055	30,854,108
Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	14,345	14,497,241
DynCorp International, Inc. Term Loan	6.25%	7/7/2016	15,019	15,013,860
TransDigm, Inc. Tranche C Term Loan	3.75%	2/28/2020	30,612	30,478,067
TransDigm, Inc. Tranche D Term Loan	3.75%	6/4/2021	10,000	9,952,100
United Air Lines, Inc. Class B Term Loan	3.50%	4/1/2019	26,377	26,229,199
United Airlines, Inc. Class B-1 Term Loan	3.75%	9/15/2021	17,700	17,700,000
Total				200,506,182

Chemicals 3.19%

American Pacific Corp. Term Loan	7.00%	2/27/2019	26,424	26,654,983
Axalta Coating Systems Dutch Holding B B.V. Refinanced Term Loan B	3.75%	2/1/2020	34,413	34,268,391
EWT Holdings III Corp. 1st Lien Term Loan	4.75%	1/15/2021	19,515	19,502,716
EWT Holdings III Corp. 2nd Lien Term Loan	8.50%	1/15/2022	7,548	7,557,435
Huntsman International LLC 2014-1 Incremental Term Loan	3.75%	8/12/2021	30,000	29,950,050
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018	18,559	18,472,519
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020	26,075	26,058,953
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	25,230	25,408,755
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021	30,000	29,949,900
Taminco Global Chemical Corp. Tranche B3 Initial Dollar Term Loan	3.25%	2/15/2019	16,701	16,592,343
Tata Chemicals North America Term Loan	3.75%	8/7/2020	25,466	25,275,282
Total				259,691,327

Consumer Durables 0.29%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	3,539	3,026,216
Spectrum Brands, Inc. Tranche A Term Loan	3.00%	9/7/2017	13,009	13,017,452
Spectrum Brands, Inc. Tranche C Term Loan	3.50%	9/4/2019	7,477	7,452,076
Total				23,495,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Consumer Non-Durables 1.36%

Charger OpCo B.V. EUR Term Loan B1(c)	0.08%	7/2/2021	EUR	14,950	$19,357,640
Charger OpCo B.V. US Term Loan B1 (Netherlands)(a)	3.74%	7/23/2021		$26,415	25,919,719
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019		23,915	24,079,057
Hanesbrands, Inc. EUR Term Loan(c)	3.50%	7/29/2021	EUR	4,985	6,603,260
Visant Corp. 2011 Tranche B Term Loan	5.25%	12/22/2016		$23,499	23,429,481
Vogue International LLC Tranche B Initial Term Loan	5.25%	2/14/2020		11,363	11,405,658
Total					110,794,815

Energy 4.73%

Bayonne Energy Center LLC Advance Term Loan B	4.50%	8/19/2021		17,215	17,300,630
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021		24,358	24,601,104
Drillships Ocean Ventures, Inc. Term Loan	5.50%	7/25/2021		20,455	20,578,651
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020		19,550	19,611,094
EMG Utica LLC Term Loan	4.75%	3/27/2020		20,500	20,551,250
Energy Transfer Equity LP Term Loan	3.25%	12/2/2019		28,000	27,678,420
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020		44,037	45,138,374
FTS International, Inc. Initial Term Loan	5.75%	4/16/2021		12,899	13,000,742
Gates Global LLC Initial Dollar Term Loan	4.25%	7/5/2021		46,250	45,985,681
MEG Energy Corp. New Term Loan (Canada)(a)	3.75%	3/31/2020		36,303	36,277,596
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/19/2020		19,250	19,779,375
Offshore Group Investment Ltd. Term Loan	5.00%	10/25/2017		13,315	13,308,784
Ruby Western Pipeline Holdings LLC Term Loan	3.50%	3/27/2020		33,914	33,800,457
Tervita Corp. Term Loan (Canada)(a)	6.25%	5/15/2018		33,929	34,065,169
Western Refining, Inc. 2013 Term Loan	4.25%	11/12/2020		13,990	13,994,407
Total					385,671,734

Financial 4.18%

Alliant Holdings I LLC Initial Term Loan	4.25%	12/20/2019		24,355	24,316,513
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021		47,296	47,066,655
Fly Funding II S.A.R.L Term Loan (Luxembourg)(a)	4.50%	8/9/2019		43,948	44,134,936
Home Loan Servicing Solutions Ltd. Initial Term Loan	4.50%	6/19/2020		34,650	34,389,876
HUB International Ltd. Initial Term Loan	4.25%	10/2/2020		9,516	9,464,142
MIP Delaware LLC Term Loan B1 (Luxembourg)(a)	4.00%	3/9/2020		12,413	12,413,451
National Financial Partners Corp. 2014 Specified Refinancing Term Loan	4.50%	7/1/2020		19,733	19,656,666
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.157%	5/13/2017		27,203	27,188,305
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019		28,520	28,650,622
Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018		11,810	11,699,281
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021		25,506	25,136,801
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022		36,130	36,039,403
Walter Investment Management Corp. Tranche B Term Loan	4.75%	12/11/2020		21,391	20,949,477
Total					341,106,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug 2.13%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	$53,685	$53,931,052
Albertson’s LLC Term Loan B4	4.50%	8/25/2021	44,224	44,398,906
New Albertson’s, Inc. Term Loan B	4.75%	6/27/2021	5,505	5,486,063
P.F. Chang’s China Bistro, Inc. Borrowing Term Loan	4.25%	6/22/2019	13,544	13,301,366
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	12,130	12,205,812
Smart & Final, Inc. 1st Lien Term Loan	4.75%	11/15/2019	24,395	24,394,731
US Foods, Inc. Incremental Term Loan	4.50%	3/31/2019	20,000	19,994,694
Total				173,712,624

Food/Tobacco 3.34%

Del Monte Foods, Inc. 2nd Lien Initial Term Loan	8.25%	8/18/2021	8,000	7,700,000
Diamond Foods, Inc. Term Loan	4.25%	8/20/2018	31,845	31,705,825
Dunkin’ Brands, Inc. Term Loan B4	3.25%	2/7/2021	32,971	32,517,791
H.J. Heinz Co. Term Loan B2	3.50%	6/5/2020	73,445	73,495,919
Hearthside Group Holdings LLC Term Loan	4.50%	6/2/2021	20,030	20,092,694
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	35,227	36,312,928
Performance Food Group, Inc. 2nd Lien Initial Term Loan	6.25%	11/14/2019	40,089	40,314,596
Pinnacle Foods Finance LLC New Term Loan G	3.25%	4/29/2020	30,782	30,467,439
Total				272,607,192

Forest Products 1.84%

Berry Plastics Corp. Term Loan D	3.50%	2/8/2020	32,736	32,199,707
Caraustar Industries, Inc. Term Loan	7.50%	5/1/2019	29,816	30,139,246
CD&R Millennium Holdco 6 S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(a)	4.50%	7/31/2021	9,845	9,818,862
CD&R Millennium Holdco 6 S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(a)	8.25%	7/31/2022	16,195	16,195,000
Signode Industrial Group Lux SA Initial Term Loan B	4.00%	5/1/2021	36,859	36,613,592
Viskase Cos., Inc. Initial Term Loan	4.25%	1/22/2021	24,887	24,658,131
Total				149,624,538

Gaming/Leisure 5.87%

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/12/2020	24,263	23,892,217
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	20,000	19,610,700
Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	7,615	7,643,594
Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	23,767	24,133,368
CCM Merger, Inc. Term Loan	4.50%	8/6/2021	17,990	17,984,423
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	18,000	18,270,000
Equinox Holdings, Inc. New Initial 1st Lien Term Loan	4.25%	1/31/2020	11,805	11,782,916
Graton Economic Development Authority Closing Date Term Loan B	9.00%	8/22/2018	30,703	31,624,070
Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	59,461	59,182,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	$42,107	$42,061,248
Lions Gate Entertainment Term Loan (Canada)(a)	5.00%	7/17/2020	17,980	18,144,877
MGM Resorts International Term Loan B	3.50%	12/20/2019	42,546	42,343,695
Mohegan Tribal Gaming Authority Term Loan B	5.50%	11/19/2019	39,800	39,882,983
Peninsula Gaming LLC Term Loan B	4.25%	11/20/2017	13,573	13,569,334
Pinnacle Entertainment, Inc. Tranche B2 Term Loan	3.75%	8/13/2020	36,355	36,270,623
ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	13,013	12,671,944
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	15,840	15,661,800
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	28,774	28,719,974
Town Sports International LLC Initial Term Loan	4.50%	11/16/2020	16,875	14,639,073
Total				478,089,143

Healthcare 8.14%

Air Medical Group Holdings, Inc. Term Loan B1	5.00%	6/30/2018	20,628	20,743,708
Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	17,680	17,856,800
AmSurg Corp. Initial Term Loan	3.75%	7/16/2021	19,710	19,725,867
Ardent Medical Services, Inc. 1st Lien Term Loan	6.75%	7/2/2018	30,368	30,504,236
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	9,786	9,837,725
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	15,713	15,718,144
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	3,157	3,211,783
CHS/Community Health Systems, Inc. 2019 Term Loan A	2.734% - 2.657%	1/22/2019	35,977	35,864,157
CHS/Community Health Systems, Inc. 2021 Term Loan D	4.25%	1/27/2021	51,740	51,945,925
DaVita HealthCare Partners, Inc. Tranche B Term Loan	3.50%	6/24/2021	16,745	16,733,446
Emdeon, Inc. Term Loan B2	3.75%	11/2/2018	32,527	32,398,518
Grifols Worldwide Operations Ltd. US Tranche B Term Loan	3.157%	2/27/2021	29,354	29,194,212
HCA, Inc. Tranche B4 Term Loan	2.984%	5/1/2018	50,618	50,547,156
Heartland Dental Care LLC 2nd Lien Term Loan	9.75%	6/21/2019	10,575	10,786,500
JLL/Delta Dutch Newco B.V. Initial Dollar Term Loan (Netherlands)(a)	4.25%	3/11/2021	5,606	5,573,597
Kindred Healthcare, Inc. New Term Loan	4.00%	4/9/2021	26,981	26,787,027
Millennium Health LLC Tranche B Term Loan	5.25%	4/16/2021	50,500	50,673,720
MPH Acquisition Holdings LLC Initial Term Loan	4.00%	3/31/2021	35,671	35,524,219
National Mentor Holdings, Inc. Tranche B Term Loan	4.75%	1/31/2021	22,943	22,978,405
PharMedium Healthcare Corp. 1st Lien Initial Term Loan	4.25%	1/28/2021	18,570	18,337,875
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	14,543	14,452,420
STHI Holding Corp. Initial Term Loan	4.50%	8/6/2021	14,775	14,759,634
Surgery Center Holdings, Inc. 2nd Lien Term Loan	—	7/23/2021	6,900	6,839,625
Surgical Care Affiliates LLC Class B Extending Term Loan Facility	4.234%	12/29/2017	7,986	7,995,811
Surgical Care Affiliates LLC Class C Incremental Term Loan	4.00%	6/29/2018	27,794	27,794,150
United Surgical Partners International, Inc. Extended Term Loan	4.25%	4/19/2017	3,801	3,810,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)

United Surgical Partners International, Inc. New Tranche B Term Loan	4.75%	4/3/2019		$22,101	$22,167,276
Valeant Pharmaceuticals International, Inc. Series C2 Tranche B Term Loan (Canada)(a)	3.75%	12/11/2019		8,071	8,069,214
Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan (Canada)(a)	3.75%	8/5/2020		52,966	52,896,756
Total					663,728,798

Housing 2.23%

Atkore International, Inc. 1st Lien Initial Term Loan	4.50%	4/9/2021		25,935	25,837,744
Atkore International, Inc. 2nd Lien Initial Term Loan	7.75%	10/9/2021		16,200	16,159,500
Cemex España S.A. EUR Facility B1 Term Loan(c)	4.655%	2/14/2017	EUR	25,834	33,845,895
Cemex España S.A. Facility A4 Term Loan (Mexico)(a)	4.655%	2/17/2017		$11,432	11,431,980
Realogy Group LLC Extended Synthetic Commitment	4.40%	10/10/2016		2,597	2,586,144
Realogy Group LLC Initial 2014 Term Loan B	3.75%	3/5/2020		45,913	45,783,866
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020		46,537	46,234,070
Total					181,879,199

Information Technology 6.27%

Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(a)	5.00%	8/1/2021		11,340	11,260,620
Applied Systems, Inc. 1st Lien Initial Term Loan	4.25%	1/25/2021		8,955	8,953,881
Applied Systems, Inc. 2nd Lien Initial Term Loan	7.50%	1/23/2022		15,037	15,194,889
Aspect Software, Inc. Tranche B Term Loan	7.25%	5/6/2016		19,208	19,255,636
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021		68,425	68,440,738
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020		22,655	22,619,542
DealerTrack Technologies, Inc. Term Loan	3.50%	2/28/2021		24,328	24,175,507
Dell International LLC Term Loan B	4.50%	4/29/2020		44,691	44,884,017
Eastman Kodak Co. Exit Term Loan	7.25%	9/3/2019		25,704	25,992,946
Epicor Software Corp. Term Loan B2	4.00%	5/16/2018		12,448	12,413,520
EZE Software Group LLC 1st Lien Term Loan B1	4.00%	4/6/2020		13,266	13,183,337
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021		18,256	18,180,327
Freescale Semiconductor, Inc. Tranche B4 Term Loan	4.25%	2/28/2020		26,586	26,533,736
Freescale Semiconductor, Inc. Tranche B5 Term Loan	5.00%	1/15/2021		17,320	17,412,557
ION Trading Technologies S.A.R.L. 1st Lien Initial Dollar Term Loan (Luxembourg)(a)	4.25%	6/10/2021		6,000	5,996,280
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	7.25%	6/10/2022		13,000	13,018,980
Kronos Incorporated 2nd Lien Initial Term Loan	9.75%	4/30/2020		539	556,881
Minerals Technologies, Inc. Initial Term Loan	4.00%	5/9/2021		50,000	50,078,250
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021		15,000	15,173,475
Mitchell International, Inc. Initial Term Loan	4.50%	10/12/2020		24,320	24,340,221
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020		31,713	31,502,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)

Peak 10, Inc. 2nd Lien Term Loan	8.25%	6/17/2022		$10,825	$10,852,063
Scitor Corp. Term Loan	5.00%	2/15/2017		11,577	11,533,981
SunGard Data Systems, Inc. Tranche E Term Loan	4.00%	3/8/2020		19,515	19,522,744
Total					511,076,682

Manufacturing 3.75%

Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Germany)(a)	5.50%	8/29/2021		8,860	8,804,625
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Germany)(a)	5.50%	8/29/2021		8,860	8,804,625
Allegion US Holding Co., Inc. Tranche B Term Loan	3.00%	9/30/2020		12,935	12,905,379
Alliance Laundry Systems LLC 1st Lien Initial Term Loan	4.25%	12/10/2018		15,283	15,330,893
Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019		9,706	9,808,649
Apex Tool Group LLC Term Loan	4.50%	1/31/2020		20,246	19,976,233
Faenza Germany GmbH Holdings Dollar Term Loan B3 (Germany)(a)	4.25%	8/28/2020		5,058	5,060,572
Faenza Germany GmbH Holdings Initial Dollar Term Loan B1 (Germany)(a)	4.25%	8/31/2020		16,845	16,851,530
Faenza Germany GmbH Holdings Initial Dollar Term Loan B2 (Germany)(a)	4.25%	8/28/2020		1,666	1,666,344
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/21/2021		20,173	20,415,076
Gardner Denver, Inc. Initial Dollar Term Loan	4.25%	7/30/2020		9,784	9,785,653
Gardner Denver, Inc. Initial EUR Term Loan(c)	4.75%	7/30/2020	EUR	9,967	13,165,305
Generac Power Systems, Inc. Term Loan B	3.25%	5/31/2020		$28,525	28,299,039
Hillman Group Inc. (The) Term Loan	4.50%	6/30/2021		9,870	9,894,675
Milacron LLC Term Loan	4.00%	3/30/2020		11,998	11,982,503
Ply Gem Industries, Inc. Term Loan	4.00%	2/1/2021		4,988	4,912,687
Road Infrastructure Investment LLC 1st Lien 2014 Term Loan	4.25%	3/31/2021		29,531	29,278,929
Road Infrastructure Investment LLC 2nd Lien 2014 Term Loan	7.75%	9/21/2021		26,500	26,268,125
TI Group Automotive Systems LLC Term Loan Facility	4.25%	7/2/2021		21,675	21,675,000
Unifrax Holding Co. New Dollar Term Loan B	4.25%	11/28/2018		12,843	12,817,333
Unifrax Holding Co. New EUR Term Loan(c)	5.25%	11/28/2018	EUR	5,577	7,381,390
WDCC Enterprises, Inc. Tranche B2 Term Loan(c)	5.35%	12/12/2019	CAD	11,228	10,351,947
Total					305,436,512

Media/Telecommunications 13.31%

Acquisitions Cogeco Cable II LP 2013 Term Loan B	3.25%	12/2/2019		$17,193	17,035,309
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		22,076	22,109,673
Affinion Group, Inc. 2nd Lien Initial Term Loan	8.50%	10/12/2018		12,000	11,925,000
Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018		28,472	28,294,580
Cequel Communications LLC Term Loan	3.50%	2/14/2019		26,964	26,858,777
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		22,334	21,997,006
Charter Communications Operating LLC Term Loan G	4.25%	9/10/2021		25,115	25,308,134
Checkout Holding Corp. 2nd Lien Initial Term Loan	7.75%	4/11/2022		7,470	7,383,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Clear Channel Communications, Inc. Tranche B Term Loan	3.807%	1/29/2016		$91,047	$90,641,423
Clear Channel Communications, Inc. Tranche D Term Loan	6.907%	1/30/2019		41,748	41,234,933
Consolidated Communications, Inc. Initial Term Loan	4.25%	12/23/2020		19,900	19,965,372
Crown Castle Operating Co. Extended Incremental Tranche B2 Term Loan	3.00%	1/31/2021		43,568	43,400,307
CSC Holdings LLC Term Loan B	2.657%	4/17/2020		54,531	53,763,899
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	7.75%	7/29/2022		23,831	24,088,685
Delta 2 (Lux) S.A.R.L. US Facility B3 Term Loan (Luxembourg)(a)	4.75%	7/30/2021		63,390	63,244,761
Eircom Finco S.A.R.L. Facility B2 Term Loan(c)	4.764%	9/30/2019	EUR	27,405	35,311,308
Fibertech Networks LLC Term Loan	4.00%	12/18/2019		$7,412	7,403,208
Getty Images, Inc. Initial Term Loan	4.75%	10/18/2019		5,567	5,278,992
Grande Communications Networks LLC Initial Term Loan	4.50%	5/22/2020		14,760	14,764,775
Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/22/2020		19,132	19,514,640
Integra Telecom Holdings, Inc. Term Loan B	5.25%	2/22/2019		16,688	16,729,219
Level 3 Financing, Inc. Tranche B 2020 Term Loan	4.00%	1/15/2020		48,500	48,363,715
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan	4.00%	8/1/2019		17,000	16,957,500
LTS Buyer LLC 1st Lien Term Loan B	4.00%	4/13/2020		17,412	17,361,304
LTS Buyer LLC 2nd Lien Term Loan	8.00%	4/12/2021		11,983	12,103,178
MCC Iowa LLC Tranche G Term Loan	4.00%	1/20/2020		21,615	21,493,416
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021		4,925	4,852,862
Mediacom Illinois LLC Tranche E Term Loan	3.13%	10/23/2017		23,406	23,361,690
Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020		11,635	11,698,062
Newsday LLC Term Loan	3.654%	10/12/2016		23,226	23,291,535
Numericable U.S. LLC Dollar Denominated Tranche B1 Term Loan	4.50%	5/21/2020		25,092	25,221,475
Numericable U.S. LLC Dollar Denominated Tranche B2 Term Loan	4.50%	5/21/2020		21,708	21,820,013
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.25%	3/24/2021		17,000	16,864,595
Syniverse Holdings, Inc. Tranche B Term Loan	4.00%	4/23/2019		34,903	34,657,407
Tribune Co. Initial Term Loan	4.00%	12/27/2020		4,000	4,001,500
Univision Communications, Inc. Replacement 1st Lien Term Loan	4.00%	3/1/2020		37,509	37,340,945
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019		20,505	20,447,756
WideOpenWest Finance LLC Term Loan B	4.75%	4/1/2019		12,775	12,832,487
WMG Acquisitions Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020		54,639	53,349,645
Zayo Group LLC Term Loan	4.00%	7/2/2019		22,098	22,052,985
Ziggo B.V. US B1 Facility Term Loan (Netherlands)(a)	3.25%	1/15/2022		21,108	20,739,646
Ziggo B.V. US B2 Facility Term Loan (Netherlands)(a)	3.25%	1/15/2022		13,613	13,375,500
Ziggo B.V. US B3 Facility Term Loan (Netherlands)(a)	2.75%	1/15/2022		22,369	21,978,919
Ziggo EUR Facility B1 Term Loan(c)	3.50%	1/15/2022	EUR	2,316	3,019,220
Ziggo EUR Facility B2 Term Loan(c)	3.50%	1/15/2022	EUR	742	967,298
Total					1,084,406,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 0.69%

American Rock Salt Co. LLC 1st Lien Closing Date Term Loan	4.75%	5/20/2021	$25,000	$24,979,250
American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	3,220	3,252,200
Arch Coal, Inc. Term Loan	6.25%	5/16/2018	10,021	9,768,745
Noranda Aluminum Acquisition Corp. Term Loan B	5.75%	2/28/2019	18,681	18,284,054
Total				56,284,249

Retail 4.93%

BJ’s Wholesale Club, Inc. New 2013 1st Lien Replacement Term Loan	4.50%	9/26/2019	29,250	29,151,536
Burlington Coat Factory Warehouse Corp. Term Loan B3	4.25%	8/13/2021	17,730	17,657,927
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	6,000	6,090,000
Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	12,474	12,380,476
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	6,948	5,547,064
J Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	57,692	56,706,009
J.C. Penney Corp., Inc. Term Loan	5.00%	6/20/2019	37,955	38,030,910
J.C. Penney Corp., Inc. Term Loan	6.00%	5/22/2018	4,748	4,785,852
Kate Spade & Co. Initial Term Loan	4.00%	4/9/2021	31,995	31,625,138
Leslie’s Poolmart, Inc. Additional Tranche B Term Loan	4.25%	10/16/2019	43,667	43,486,896
Men’s Wearhouse, Inc. (The) Term Loan Tranche B	4.50%	6/18/2021	22,500	22,617,225
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	30,309	30,032,834
Neiman Marcus Group, Inc. (The) Term Loan	4.25%	10/25/2020	49,775	49,478,248
Party City Holdings, Inc. 2014 Replacement Term Loan	4.00%	7/27/2019	26,467	26,295,326
Stuart Weitzman Acquisition Co. LLC Initial Term Loan	4.50%	4/8/2020	13,310	13,241,387
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	14,863	14,314,566
Total				401,441,394

Service 12.87%

Acosta, Inc. Term Loan	5.00%	9/26/2021	17,715	17,828,464
ADS Waste Holdings, Inc. Tranche B2 Initial Term Loan	3.75%	10/9/2019	19,700	19,447,643
Advantage Sales & Marketing, Inc. 1st Lien Initial Term Loan	4.25%	7/23/2021	35,280	34,994,327
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	34,795	34,950,882
Advantage Sales & Marketing, Inc. Delayed Draw Term Loan	3.25% - 4.25%	7/23/2021	1,163	1,153,120
Allflex Holdings III, Inc. 1st Lien Initial Term Loan	4.25%	7/17/2020	11,043	11,052,880
Allflex Holdings III, Inc. 2nd Lien Initial Term Loan	8.00%	7/19/2021	20,250	20,351,250
Allied Security Holdings LLC 1st Lien Closing Date Term Loan	4.25%	2/12/2021	21,481	21,363,593
Allied Security Holdings LLC 2nd Lien Closing Date Term Loan	8.00%	8/13/2021	20,897	20,799,384
Aramark Corp. US Term Loan F	3.25%	2/24/2021	32,419	32,121,470
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	11,070	11,460,217
Asurion LLC Incremental Tranche B1 Term Loan	5.00%	5/24/2019	34,834	34,997,395
Asurion LLC Incremental Tranche B2 Term Loan	4.25%	7/8/2020	35,179	35,140,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Atlantic Aviation FBO, Inc. 2013 Term Loan	3.25%	6/1/2020	$18,201	$18,107,685
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	29,902	29,931,717
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	8,120,000
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.75%	11/26/2020	16,924	16,947,913
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	6,850	6,887,093
CompuCom Systems, Inc. Term Loan	4.25%	5/11/2020	19,610	19,242,769
DataPipe, Inc. 1st Lien Initial Term Loan	5.25%	3/15/2019	11,905	11,740,925
DataPipe, Inc. 2nd Lien Initial Term Loan	8.50%	9/16/2019	14,015	13,804,627
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	16,399	16,378,151
EnergySolutions LLC Advance Term Loan	6.75%	5/29/2020	15,000	15,243,825
Evergreen Skills Lux S.A.R.L. 1st Lien Initial Term Loan (Luxembourg)(a)	4.50%	4/28/2021	40,000	39,400,000
Evergreen Skills Lux S.A.R.L. 2nd Lien Initial Term Loan (Luxembourg)(a)	7.75%	4/28/2022	20,000	19,637,600
First Data Corp. 2017 2nd New Dollar Term Loan	3.655%	3/24/2017	8,375	8,320,897
First Data Corp. 2018 2nd New Term Loan B	3.655%	9/24/2018	8,000	7,945,000
First Data Corp. 2018 New Dollar Term Loan	3.655%	3/23/2018	86,564	85,860,875
GCA Services Group, Inc. 1st Lien Replacement Term Loan	4.25% - 5.50%	11/1/2019	10,366	10,336,160
GCA Services Group, Inc. 2nd Lien Initial Term Loan	9.25%	10/22/2020	9,000	9,067,500
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	14,439	14,258,969
IG Investment Holdings LLC 1st Lien Tranche B Term Loan	5.25%	10/31/2019	36,487	36,608,571
InfoGroup, Inc. Term Loan B	7.50%	5/25/2018	17,159	16,207,129
iPayment, Inc. Term Loan	6.75%	5/8/2017	9,504	9,441,985
iQor US, Inc. 1st Lien Term Loan B	6.00%	4/1/2021	45,606	42,870,043
Kasima LLC Term Loan	3.25%	5/17/2021	46,450	46,217,750
Landmark Aviation FBO Canada, Inc. Canadian Term Loan	4.75%	10/25/2019	1,174	1,173,261
LM U.S. Member LLC 1st Lien Initial Term Loan	4.75%	10/25/2019	19,767	19,748,253
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.50%	10/26/2020	3,689	3,713,524
MH Sub I LLC 1st Lien Initial Term Loan	5.00%	7/8/2021	22,224	22,298,137
MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	16,622	16,421,123
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	16,870	16,933,347
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	7/22/2020	11,865	12,082,378
Nord Anglia Education Finance LLC Initial Term Loan (United Kingdom)(a)	4.50%	3/19/2021	13,252	13,243,571
Redtop Acquisitions Ltd. 2nd Lien Initial Dollar Term Loan (United Kingdom)(a)	8.25%	6/3/2021	2,960	3,034,128
RentPath, Inc. Term Loan B	6.25%	5/29/2020	5,750	5,793,125
Securus Technologies Holdings, Inc. 1st Lien Initial Term Loan	4.75%	4/30/2020	10,918	10,928,914
Securus Technologies Holdings, Inc. 2nd Lien Initial Term Loan	9.00%	4/30/2021	7,000	7,051,030
SRA International, Inc. Term Loan	6.50%	7/20/2018	37,988	38,165,780
Travelport Finance (Luxembourg) S.A.R.L. Initial Term Loan	6.00%	9/2/2021	9,840	9,907,650
US Airways, Inc. Consenting Tranche B1 Term Loan	3.50%	5/23/2019	18,914	18,777,252
Vantiv LLC Term Loan B	3.75%	6/14/2021	19,720	19,756,975
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.00%	4/2/2020	7,555	5,968,609
WP Mustang Holdings LLC 1st Lien Term Loan	5.50%	5/29/2021	25,000	25,281,375
Total				1,048,516,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation 1.87%

ASP HHI Acquisition Co., Inc. Additional Term Loan	5.00%	10/5/2018		$37,948	$37,947,720
Chrysler Group LLC Tranche B Term Loan	3.25%	12/31/2018		66,334	65,836,247
Fram Group Holdings, Inc. 1st Lien Term Loan	6.50%	7/29/2017		9,428	9,451,433
Navistar Financial Corp. 2011 Term Loan	3.188%	12/2/2016		29,776	28,436,248
Navistar Inc. Tranche B Term Loan	5.75%	8/17/2017		4,935	4,989,433
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021		6,375	5,960,625
Total					152,621,706

Utility 3.86%

Calpine Corp. Delayed Term Loan	4.00%	10/30/2020		18,905	18,881,369
Calpine Corp. Term Loan	4.00%	4/1/2018		14,168	14,193,040
Calpine Corp. Term Loan	4.00%	10/9/2019		20,647	20,660,023
Dynegy, Inc. Tranche B2 Term Loan	4.00%	4/23/2020		34,929	34,943,953
Energy Future Intermediate Holding Co. LLC Term Loan	4.25%	6/19/2016		30,560	30,663,140
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		29,107	29,212,763
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020		30,000	30,825,000
NRG Energy, Inc. 2013 Term Loan	2.75%	7/2/2018		23,977	23,849,745
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018		20,350	20,833,312
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		24,475	25,148,062
Star West Generation LLC Advance Term Loan B	4.25%	3/13/2020		11,146	11,187,371
Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan	4.652%	10/10/2017		37,281	28,968,094
TPF II LC LLC Term Loan	6.50%	8/21/2019		24,427	24,916,049
Total					314,281,921
Total Floating Rate Loans (cost $7,133,091,703)					7,114,972,870

FOREIGN BONDS(c) 0.71%

France 0.02%

SMCP SAS†	8.875%	6/15/2020	EUR	1,000	1,410,854

Italy 0.12%

Wind Acquisition Finance SA†	4.203%#	7/15/2020	EUR	7,500	9,928,534

Netherlands 0.30%

Adria Bidco BV†	7.875%	11/15/2020	EUR	3,295	4,650,928
Hema Bondco I BV†	5.484%#	6/15/2019	EUR	15,000	19,561,430
Total					24,212,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
United Kingdom 0.27%

Care UK Health & Social Care plc†	5.557	%#	7/15/2019	GBP	5,000	$8,134,738
Premier Foods Finance plc†	5.558	%#	3/15/2020	GBP	8,500	13,829,054
Total						21,963,792
Total Foreign Bonds (cost $59,219,361)						57,515,538

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.19%

Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.455	%#	6/15/2022		$961	953,620
Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA J†	0.805	%#	2/15/2022		4,000	3,840,000
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.705	%#	3/18/2051		5,000	5,310,950
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.555	%#	9/15/2021		5,191	5,061,827
Total Non-Agency Commercial Mortgage-Backed Securities (cost $14,532,669)						15,166,397
Total Long-Term Investments (cost $7,793,066,099)						$7,778,980,539

SHORT-TERM INVESTMENTS 3.50%

FLOATING RATE LOANS(d) 0.85%

Metals/Minerals 0.18%

Essar Steel Algoma, Inc. Term Loan (Canada)(a)	10.25%		11/15/2014		14,569	14,632,739

Utility 0.67%

Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan	4.652%		10/10/2014		70,000	54,372,500
Total Floating Rate Loans (cost $78,573,088)						69,005,239

REPURCHASE AGREEMENT 2.65%

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $55,820,000 of U.S. Treasury Note at 0.625% due 9/30/2017 and $162,790,000 of U.S. Treasury Bond at 3.125% due 2/15/2042; value: $220,422,690; proceeds: $216,098,137 (cost $216,098,137)					216,098	216,098,137
Total Short-Term Investments (cost $294,671,225)						285,103,376
Total Investments in Securities 98.96% (cost $8,087,737,324)						8,064,083,915
Foreign Cash and Other Assets in Excess of Liabilities(e) 1.04%						84,668,272
Net Assets 100.00%						$8,148,752,187

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

NOK	Norwegian krone.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2014.
(e)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Bank of America	10/28/2014	2,350,000	$4,018,751	$3,899,603	$119,148
British pound	Sell	Bank of America	10/28/2014	658,000	1,122,344	1,091,889	30,455
British pound	Sell	Bank of America	10/28/2014	5,510,000	9,401,118	9,143,326	257,792
British pound	Sell	J.P. Morgan	11/26/2014	3,930,000	6,527,978	6,519,774	8,204
British pound	Sell	Bank of America	11/26/2014	10,970,000	18,594,984	18,198,962	396,022
British pound	Sell	J.P. Morgan	11/26/2014	980,000	1,627,842	1,625,796	2,046
Canadian dollar	Sell	Bank of America	10/16/2014	11,735,000	10,912,959	10,781,838	131,121
euro	Sell	Citibank	9/22/2014	24,850,000	33,748,362	32,655,118	1,093,244
euro	Sell	Citibank	9/22/2014	7,500,000	10,212,188	9,855,670	356,518
euro	Sell	Bank of America	10/17/2014	4,855,000	6,513,740	6,380,931	132,809
euro	Sell	J.P. Morgan	10/17/2014	47,700,000	64,901,603	62,692,153	2,209,450
euro	Sell	Bank of America	10/17/2014	17,110,000	23,154,792	22,487,688	667,104
euro	Sell	Bank of America	11/13/2014	2,590,000	3,430,313	3,404,719	25,594
euro	Sell	Bank of America	11/13/2014	1,015,000	1,356,995	1,334,282	22,713
euro	Sell	Citibank	11/13/2014	27,115,000	36,310,483	35,644,383	666,100
euro	Sell	Bank of America	11/13/2014	1,075,000	1,437,212	1,413,156	24,056
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,142,376

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	11/26/2014	10,970,000	$18,327,908	$18,198,962	$(128,946)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2014	814	Short	$(96,732,454)	$72,068

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2014	751	Short	$(94,461,719)	$(314,971)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,408,097	$—	$6,408,097
Common Stocks	5,190,400	—	—	5,190,400
Corporate Bonds	—	579,727,237	—	579,727,237
Floating Rate Loans(4)
Aerospace	—	178,129,151	22,377,031	200,506,182
Chemicals	—	233,036,344	26,654,983	259,691,327
Consumer Durables	—	23,495,744	—	23,495,744
Consumer Non-Durables	—	73,469,438	37,325,377	110,794,815
Energy	—	320,908,286	64,763,448	385,671,734
Financial	—	328,692,677	12,413,451	341,106,128
Food & Drug	—	173,712,624	—	173,712,624
Food/Tobacco	—	252,514,498	20,092,694	272,607,192
Forest Products	—	149,624,538	—	149,624,538
Gaming/Leisure	—	459,819,143	18,270,000	478,089,143
Healthcare	—	603,242,412	60,486,386	663,728,798
Housing	—	167,861,075	14,018,124	181,879,199
Information Technology	—	511,076,682	—	511,076,682
Manufacturing	—	265,492,812	39,943,700	305,436,512
Media/Telecommunications	—	1,084,406,301	—	1,084,406,301
Metals/Minerals	—	70,916,988	—	70,916,988
Retail	—	401,441,394	—	401,441,394
Service	—	1,011,362,659	37,154,022	1,048,516,681
Transportation	—	118,224,833	34,396,873	152,621,706
Utility	—	255,744,627	112,909,794	368,654,421
Foreign Bonds	—	57,515,538	—	57,515,538
Non-Agency Commercial Mortgage-Backed Securities	—	15,166,397	—	15,166,397
Repurchase Agreement	—	216,098,137	—	216,098,137
Total	$5,190,400	$7,558,087,632	$500,805,883	$8,064,083,915
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$6,142,376	$—	$6,142,376
Liabilities	—	(128,946)	—	(128,946)
Futures Contracts
Assets	72,068	—	—	72,068
Liabilities	(314,971)	—	—	(314,971)
Unfunded Commitments
Assets	—	31,826	—	31,826
Liabilities	—	(500,329)	—	(500,329)
Total	$(242,903)	$5,544,927	$—	$5,302,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2014

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2013	$328,330,601
Accrued discounts/premiums	928,844
Realized gain (loss)	1,655,991
Change in unrealized appreciation/depreciation	(2,908,404)
Purchases	229,338,132
Sales	(285,651,939)
Net transfers in or out of Level 3	229,112,658
Balance as of August 31, 2014	$500,805,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.10%

ASSET-BACKED SECURITIES 0.14%

Other

Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.514	%#	8/15/2056	$3,950	$3,461,286
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.516	%#	2/1/2041	2,000	1,770,000
Total Asset-Backed Securities (cost $5,116,632)					5,231,286

				Shares
				(000)
COMMON STOCKS 4.82%

Aerospace/Defense 0.19%

Aerovironment, Inc.*				113	3,563,705
General Dynamics Corp.				29	3,623,550
Total					7,187,255

Apparel/Textiles 0.10%

Urban Outfitters, Inc.*				96	3,838,541

Auto Parts & Equipment 0.10%

Allison Transmission Holdings, Inc.				119	3,664,634

Beverages 0.23%

Craft Brew Alliance, Inc.*				228	3,003,053
Monster Beverage Corp.*				63	5,596,264
Total					8,599,317

Chemicals 0.19%

Axiall Corp.				83	3,467,772
PolyOne Corp.				90	3,533,722
Total					7,001,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Shares (000)	Fair Value
Consumer Products 0.10%

Estee Lauder Cos., Inc. (The) Class A	47	$3,610,472

Consumer/Commercial/Lease Financing 0.20%

Air Lease Corp.	100	3,778,251
CIT Group, Inc.	76	3,630,572
Total		7,408,823

Electronics 0.10%

NXP Semiconductors NV (Netherlands)*(a)	56	3,864,528

Energy: Exploration & Production 0.32%

Cimarex Energy Co.	27	3,861,256
Diamondback Energy, Inc.*	46	3,996,192
Parsley Energy, Inc. Class A*	182	3,993,824
Total		11,851,272

Food: Wholesale 0.30%

Maple Leaf Foods, Inc.	199	3,714,319
Mead Johnson Nutrition Co.	38	3,654,788
WhiteWave Foods Co. (The) Class A*	107	3,740,136
Total		11,109,243

Health Facilities 0.35%

Acadia Healthcare Co., Inc.*	69	3,548,853
Community Health Systems, Inc.*	105	5,704,828
Universal Health Services, Inc. Class B	31	3,536,196
Total		12,789,877

Health Services 0.29%

Envision Healthcare Holdings, Inc.*	198	7,238,880
Team Health Holdings, Inc.*	62	3,616,536
Total		10,855,416

Investments & Miscellaneous Financial Services 0.03%

Penson Technologies Class A Units	4,881	1,116,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Shares (000)	Fair Value
Media: Diversified 0.10%

Time Warner, Inc.	46	$3,558,786

Medical Products 0.10%

Thermo Fisher Scientific, Inc.	30	3,617,119

Pharmaceuticals 0.36%

Intercept Pharmaceuticals, Inc.*	20	5,878,129
Pharmacyclics, Inc.*	31	3,806,334
Valeant Pharmaceuticals International, Inc.*	32	3,733,659
Total		13,418,122

Restaurants 0.21%

Burger King Worldwide, Inc.	134	4,296,564
Yum! Brands, Inc.	49	3,575,797
Total		7,872,361

Software/Services 1.17%

FireEye, Inc.*	136	4,230,898
FleetCor Technologies, Inc.*	25	3,526,153
King Digital Entertainment plc (Ireland)*(a)	392	5,400,978
Pandora Media, Inc.*	196	5,291,728
Red Hat, Inc.*	88	5,362,848
Splunk, Inc.*	86	4,615,746
Vantiv, Inc. Class A*	113	3,547,152
VeriFone Systems, Inc.*	152	5,318,316
Yelp, Inc.*	73	6,028,034
Total		43,321,853

Specialty Retail 0.38%

Restoration Hardware Holdings, Inc.*	84	7,046,841
Tiffany & Co.	36	3,664,122
TripAdvisor, Inc.*	36	3,547,422
Total		14,258,385
Total Common Stocks (cost $168,899,331)		178,943,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 1.85%

Banking 0.11%

Macquarie Infrastructure Co. LLC	2.875%	7/15/2019	$3,460	$3,953,050

Energy: Exploration & Production 0.10%

PDC Energy, Inc.†	3.25%	5/15/2016	2,299	3,580,693

Health Services 0.20%

Incyte Corp. Ltd.†	1.25%	11/15/2020	2,897	3,780,585
Omnicare, Inc.	3.75%	4/1/2042	2,240	3,589,600
Total				7,370,185

Investments & Miscellaneous Financial Services 0.15%

Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	4,706	5,423,665

Machinery 0.13%

Terex Corp.	4.00%	6/1/2015	2,125	4,944,609

Media: Broadcast 0.08%

Central European Media Enterprises Ltd.	5.00%	11/15/2015	3,164	3,100,720

Monoline Insurance 0.09%

MGIC Investment Corp.	2.00%	4/1/2020	2,535	3,558,506

Pharmaceuticals 0.69%

Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	2,496	6,322,680
Medivation, Inc.	2.625%	4/1/2017	6,852	12,560,573
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	1,598	6,662,661
Total				25,545,914

Software/Services 0.25%

HomeAway, Inc.†	0.125%	4/1/2019	5,680	5,484,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	$3,017	$3,705,253
Total				9,190,003

Specialty Retail 0.05%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	2,000	1,958,750
Total Convertible Bonds (cost $64,889,855)				68,626,095

FLOATING RATE LOANS(b) 6.32%

Aerospace/Defense 0.07%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	2,555	2,581,764

Chemicals 0.18%

American Pacific Corp. Term Loan	7.00%	2/27/2019	6,683	6,741,728

Consumer Products 0.23%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	2,675	2,287,125
Velocity Pooling Vehicle LLC Original 1st Lien Term Loan	5.00%	5/14/2021	6,481	6,059,735
				8,346,860
Electric: Generation 0.47%

Longview Power LLC 2017 Term Loan	7.19%	10/31/2017	7,000	4,270,000
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	6,350	6,524,625
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	6,460	6,637,650
Total				17,432,275

Electronics 0.14%

Eastman Kodak Co. 2nd Lien Term Loan	10.75%	7/31/2020	5,135	5,214,593

Energy: Exploration & Production 0.19%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	6,950	7,019,500

Gaming 0.46%

Cannery Casino Resorts LLC 2nd Lien Term Loan	10.00%	10/2/2019	8,476	8,606,658
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	9,200	8,349,000
Total				16,955,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.41%

Air Medical Holdings LLC Term Loan	7.625%	5/31/2018	$9,719	$9,816,190
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	5,482	5,577,448
Total				15,393,638

Investments & Miscellaneous Financial Services 0.13%

Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	—	2/28/2022	297	296,257
VFH Parent LLC 2013 Term Loan	5.75%	11/8/2019	4,605	4,599,672
Total				4,895,929

Leisure 0.17%

Equinox Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	7/31/2020	6,050	6,140,750

Machinery 0.50%

Alliance Laundry Systems LLC 2nd Lien Initial Term Loan	9.50%	12/10/2019	7,743	7,825,051
Alstom Auxiliary Components 2nd Lien Term Loan (Germany)(a)	—	6/17/2022	6,500	6,353,750
Filtration Group Corp. 2nd Lien Initial Term Loan	8.25%	11/22/2021	4,349	4,401,188
Total				18,579,989

Media: Diversified 0.37%

Metro-Goldwyn-Mayer, Inc. 2nd Lien Term Loan	5.125%	6/26/2020	3,580	3,599,404
MH Sub I LLC 2nd Lien Initial Term Loan	8.50%	7/8/2022	10,350	10,224,920
				13,824,324
Media: Services 0.18%

AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	1,850	1,877,750
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	—	7/31/2022	4,900	4,953,067
Total				6,830,817

Medical Products 0.13%

Verdesian Life Sciences, LLC Initial Term Loan	6.00%	7/1/2020	4,650	4,673,250

Metals/Mining (Excluding Steel) 0.43%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	8,990	9,079,900
Noranda Aluminum Acquisition Corp. Term Loan B	5.75%	2/28/2019	7,110	6,958,733
				16,038,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil Field Equipment & Services 0.18%

Drillships Ocean Ventures, Inc. Term Loan	5.50%	7/18/2021		$6,760	$6,800,864

Restaurants 0.19%

Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021		6,996	7,039,725

Software/Services 0.71%

Applied Systems, Inc. 2nd Lien Initial Term Loan	7.50%	1/24/2022		5,010	5,062,605
EZE Software Group LLC 2nd Lien New Term Loan	7.25%	4/5/2021		5,610	5,586,223
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	—	5/15/2022		4,293	4,299,268
Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021		6,300	6,372,859
Stratus Technologies, Inc. Initial Term Loan	6.00%	4/28/2021		5,180	5,176,788
Total					26,497,743

Support: Services 1.03%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022		7,215	7,247,323
LM U.S. Member LLC 2nd Lien Initial Term Loan	8.50%	10/15/2020		5,655	5,692,719
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		12,100	12,145,436
Redtop Acquisitions Ltd. 2nd Lien Initial Dollar Term Loan (United Kingdom)(a)	8.25%	6/3/2021		2,761	2,830,153
WP Mustang Holdings LLC 2nd Lien Term Loan	8.50%	5/27/2022		10,200	10,174,500
Total					38,090,131

Telecommunications: Integrated/Services 0.15%

DataPipe, Inc. 2nd Lien Initial Term Loan	9.25%	9/16/2019		5,725	5,639,125
Total Floating Rate Loans (cost $233,653,329)					234,737,296

FOREIGN BONDS(c) 4.26%

France 0.67%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	3,750	5,247,982
Holdikks SAS†	6.75%	7/15/2021	EUR	9,200	11,703,326
Numericable Group SA†	5.375%	5/15/2022	EUR	1,850	2,582,490
SMCP SAS†	8.875%	6/15/2020	EUR	3,900	5,502,329
Total					25,036,127

Germany 0.22%

CeramTec Group GmbH†	8.25%	8/15/2021	EUR	5,500	8,021,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Italy 0.12%

Zobele Holding SpA†	7.875%	2/1/2018		EUR	3,300	$4,563,677

Luxembourg 0.52%

Bilbao Luxembourg SA PIK†	10.50%	12/1/2018		EUR	4,000	5,714,368
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020		EUR	9,659	13,504,203
Total						19,218,571

Netherlands 1.02%

Adria Bidco BV†	7.875%	11/15/2020		EUR	6,775	9,562,985
Dutch Lion BV PIK†	11.25%	6/15/2020		EUR	4,650	6,090,805
Hema Bondco I BV†	6.25%	6/15/2019		EUR	14,925	19,868,270
UPC Holding BV†	6.75%	3/15/2023		CHF	1,775	2,136,651
Total						37,658,711

Spain 0.29%

Banco Popular Espanol SA	11.50%	—	(d)	EUR	7,000	10,876,221

United Kingdom 1.42%

Care UK Health & Social Care plc†	5.557%#	7/15/2019		GBP	5,250	8,541,475
Enterprise Inns plc	6.875%	2/15/2021		GBP	5,650	10,083,340
Galaxy Finco Ltd.†	7.875%	11/15/2021		GBP	4,000	6,673,805
Old Mutual plc	8.00%	6/3/2021		GBP	4,330	8,356,381
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	2,950	4,823,982
R&R Ice Cream plc†	5.50%	5/15/2020		GBP	4,950	8,115,517
Stonegate Pub Co. Financing plc†	5.75%	4/15/2019		GBP	3,700	6,173,208
Total						52,767,708
Total Foreign Bonds (cost $156,895,382)						158,142,679

FOREIGN GOVERNMENT OBLIGATION(a) 0.10%

Belize

Republic of Belize† (cost $3,361,517)	5.00%	2/20/2038			$4,765	3,597,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 76.34%

Aerospace/Defense 0.37%

Alliant Techsystems, Inc.†	5.25%	10/1/2021		$550	$563,750
CPI International, Inc.	8.75%	2/15/2018		5,325	5,564,625
GenCorp, Inc.	7.125%	3/15/2021		7,175	7,766,938
Total					13,895,313

Airlines 0.66%

Air Canada (Canada)†(a)	7.75%	4/15/2021		4,366	4,595,215
Air Canada (Canada)†(a)	8.75%	4/1/2020		3,350	3,718,500
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020		7,450	8,120,500
Gol Finance (Brazil)†(a)	9.25%	7/20/2020		425	451,095
United Continental Holdings, Inc.	6.00%	12/1/2020		4,975	5,155,344
VRG Linhas Aereas SA (Brazil)†(a)	10.75%	2/12/2023		2,175	2,335,406
Total					24,376,060

Apparel/Textiles 0.31%

Perry Ellis International, Inc.	7.875%	4/1/2019		2,500	2,593,750
Springs Industries, Inc.	6.25%	6/1/2021		5,150	5,201,500
William Carter Co. (The)	5.25%	8/15/2021		3,691	3,875,550
Total					11,670,800

Auto Parts & Equipment 1.06%

Accuride Corp.	9.50%	8/1/2018		4,121	4,321,899
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		7,625	8,235,000
Chassix, Inc.†	9.25%	8/1/2018		5,600	5,824,000
Commercial Vehicle Group, Inc.	7.875%	4/15/2019		2,900	3,030,500
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		5,787	6,192,090
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		11,495	11,782,375
Total					39,385,864

Automakers 0.39%

General Motors Corp.(e)	—	—	(d)	8,500	850
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		6,685	7,453,775
Oshkosh Corp.	5.375%	3/1/2022		4,625	4,752,188
TML Holdings Pte Ltd. (Singapore)(a)	5.75%	5/7/2021		2,000	2,075,000
Total					14,281,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 2.13%

Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021		$3,296	$3,328,301
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(d)	6,000	6,675,000
Banco Davivienda SA (Colombia)†(a)	5.875%	7/9/2022		3,350	3,450,500
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		7,400	8,947,443
Dresdner Funding Trust I†	8.151%	6/30/2031		6,942	8,278,335
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(d)	8,300	8,725,375
Lloyds TSB Bank plc (United Kingdom)†(a)	12.00%	—	(d)	7,252	10,696,700
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018		5,050	5,757,000
Popular, Inc.	7.00%	7/1/2019		10,869	10,977,690
Synovus Financial Corp.	7.875%	2/15/2019		10,855	12,320,425
Washington Mutual Bank(f)	6.875%	6/15/2011		10,000	1,000
Total					79,157,769

Beverages 0.52%

Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022		5,875	6,330,312
Constellation Brands, Inc.	6.00%	5/1/2022		8,000	9,050,000
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023		4,346	4,079,808
Total					19,460,120

Brokerage 0.17%

Scottrade Financial Services, Inc.†	6.125%	7/11/2021		5,992	6,280,509

Building & Construction 1.69%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		8,918	8,828,820
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020		6,700	7,143,875
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		9,465	8,471,175
Meritage Homes Corp.	4.50%	3/1/2018		770	785,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.625%	3/1/2024		5,758	5,758,000
Toll Brothers Finance Corp.	4.375%	4/15/2023		6,965	6,860,525
WCI Communities, Inc.†	6.875%	8/15/2021		428	439,235
WCI Communities, Inc.	6.875%	8/15/2021		4,080	4,187,100
William Lyon Homes, Inc.	5.75%	4/15/2019		5,890	5,978,350
William Lyon Homes, Inc.	8.50%	11/15/2020		9,531	10,579,410
WLH PNW Finance Corp.†	7.00%	8/15/2022		3,391	3,505,446
Total					62,537,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 1.41%

American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	$3,825	$3,901,500
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	4,621	4,875,155
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	3,051	3,240,162
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	4,300	4,246,250
CPG Merger Sub LLC†	8.00%	10/1/2021	5,150	5,420,375
Hillman Group, Inc. (The)†	6.375%	7/15/2022	5,408	5,421,520
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	3,048	2,941,320
Ply Gem Industries, Inc.†	6.50%	2/1/2022	3,675	3,652,031
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	5,850	6,244,875
Summit Materials LLC/Summit Materials Finance Corp.	10.50%	1/31/2020	3,297	3,676,155
USG Corp.†	5.875%	11/1/2021	4,484	4,708,200
WESCO Distribution, Inc.	5.375%	12/15/2021	4,100	4,171,750
Total				52,499,293

Chemicals 1.34%

Celanese US Holdings LLC	5.875%	6/15/2021	3,975	4,382,438
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	8,550	9,276,750
Hexion U.S. Finance Corp.	6.625%	4/15/2020	6,810	7,201,575
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	6,183	6,291,202
Momentive Performance Materials, Inc.(f)	8.875%	10/15/2020	7,211	6,778,340
Momentive Performance Materials, Inc.(f)	10.00%	10/15/2020	3,105	2,881,828
PQ Corp.†	8.75%	5/1/2018	74	79,643
SPCM SA (France)†(a)	6.00%	1/15/2022	8,175	8,829,000
TPC Group, Inc.†	8.75%	12/15/2020	3,510	3,887,325
Total				49,608,101

Computer Hardware 0.43%

Dell, Inc.	7.10%	4/15/2028	485	494,700
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	5,735	6,064,763
NCR Corp.	6.375%	12/15/2023	8,590	9,320,150
Total				15,879,613

Consumer Products 0.90%

Avon Products, Inc.	5.00%	3/15/2023	5,681	5,724,124
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	9,325	9,977,750
Elizabeth Arden, Inc.	7.375%	3/15/2021	6,909	6,511,732
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	7,401	7,808,055
Visant Corp.	10.00%	10/1/2017	3,491	3,255,358
Total				33,277,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 1.75%

CIT Group, Inc.	5.00%	8/15/2022	$12,865	$13,620,819
CIT Group, Inc.	5.375%	5/15/2020	4,610	5,007,612
CIT Group, Inc.	6.00%	4/1/2036	700	707,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	5,335	5,441,700
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,460	9,136,800
National Financial Partners Corp.†	9.00%	7/15/2021	6,672	7,305,840
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,925	2,881,125
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	5,170	5,350,950
Ocwen Financial Corp.†	6.625%	5/15/2019	16,042	15,600,845
Total				65,052,691

Department Stores 0.16%

JC Penney Corp., Inc.	5.75%	2/15/2018	6,300	6,079,500

Diversified Capital Goods 0.90%

Amsted Industries, Inc.†	5.00%	3/15/2022	3,500	3,539,375
Artesyn Escrow, Inc.†	9.75%	10/15/2020	6,755	6,771,887
Constellation Enterprises LLC†	10.625%	2/1/2016	5,430	4,941,300
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	5,800	6,206,000
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	2,795	3,053,538
NANA Development Corp.†	9.50%	3/15/2019	3,600	3,492,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,237	5,420,295
Total				33,424,395

Electric: Generation 2.23%

Astoria Depositor Corp.†	8.144%	5/1/2021	3,815	4,024,825
Calpine Corp.	5.375%	1/15/2023	7,761	7,848,311
DPL, Inc.	7.25%	10/15/2021	12,330	13,131,450
Elwood Energy LLC	8.159%	7/5/2026	7,809	8,843,480
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	10.00%	12/1/2020	15,040	1,184,400
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(f)	11.75%	3/1/2022	15,840	18,018,000
Illinois Power Generating Co.	7.00%	4/15/2018	10,249	10,018,398
Illinois Power Generating Co.	7.95%	6/1/2032	3,651	3,669,255
NRG Energy, Inc.	6.625%	3/15/2023	3,242	3,452,730
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	5,680	6,162,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Red Oak Power LLC	8.54%	11/30/2019	$5,983	$6,521,461
Total				82,875,110

Electric: Integrated 0.55%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	3,220	3,203,900
Borger Energy Associates LP/Borger Funding Corp.†	7.26%	12/31/2022	901	936,982
PPL Energy Supply LLC(g)	4.60%	12/15/2021	9,175	8,944,579
RJS Power Holdings LLC†	5.125%	7/15/2019	7,033	7,129,704
Total				20,215,165

Electronics 0.36%

Freescale Semiconductor, Inc.†	6.00%	1/15/2022	4,350	4,567,500
Micron Technology, Inc.†	5.50%	2/1/2025	5,836	5,923,540
Micron Technology, Inc.†	5.875%	2/15/2022	2,625	2,818,594
Total				13,309,634

Energy: Exploration & Production 7.06%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	4,925	4,716,673
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	3,648,375
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,400	4,620,000
Antero Resources Finance Corp.	5.375%	11/1/2021	7,525	7,778,969
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	6,975	7,201,687
Athlon Holdings LP/Athlon Finance Corp.	7.375%	4/15/2021	10,155	11,068,950
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	1,180	1,209,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	2,120	2,173,000
Baytex Energy Corp. (Canada)†(a)	5.125%	6/1/2021	3,533	3,550,665
Baytex Energy Corp. (Canada)†(a)	5.625%	6/1/2024	5,602	5,623,008
Bill Barrett Corp.	7.00%	10/15/2022	4,321	4,472,235
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	3,215	3,391,825
Concho Resources, Inc.	5.50%	4/1/2023	7,475	8,016,937
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	7,775	8,066,562
Diamondback Energy, Inc.†	7.625%	10/1/2021	4,721	5,193,100
Energy XXI Gulf Coast, Inc.†	6.875%	3/15/2024	6,805	6,941,100
EXCO Resources, Inc.	8.50%	4/15/2022	6,337	6,455,502
Genel Energy Finance plc (United Kingdom)(a)	7.50%	5/14/2019	1,200	1,209,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	2,883	3,142,470
Gulfport Energy Corp.†	7.75%	11/1/2020	1,885	2,035,800
Gulfport Energy Corp.	7.75%	11/1/2020	3,200	3,456,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	5,207	5,200,491
Kosmos Energy Ltd.†	7.875%	8/1/2021	5,750	5,893,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	$3,325	$3,383,188
Legacy Reserves LP/Legacy Reserves Finance Corp.†	6.625%	12/1/2021	2,020	2,055,350
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	6,000	6,480,000
Magnum Hunter Resources Corp.	9.75%	5/15/2020	4,841	5,300,895
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	6,140	6,508,400
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	5,450	5,940,500
Memorial Resource Development Corp.†	5.875%	7/1/2022	6,748	6,866,090
Newfield Exploration Co.	5.75%	1/30/2022	6,020	6,682,200
Oasis Petroleum, Inc.	6.50%	11/1/2021	5,000	5,362,500
Oasis Petroleum, Inc.	6.875%	3/15/2022	6,275	6,886,812
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	6,696	7,131,240
PDC Energy, Inc.	7.75%	10/15/2022	5,215	5,736,500
Penn Virginia Corp.	8.50%	5/1/2020	5,300	5,856,500
Rice Energy, Inc.†	6.25%	5/1/2022	8,350	8,579,625
Sanchez Energy Corp.†	6.125%	1/15/2023	4,163	4,319,113
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	21,736	24,018,280
Seventy Seven Energy, Inc.†	6.50%	7/15/2022	5,335	5,521,725
SM Energy Co.	6.50%	11/15/2021	5,225	5,695,250
Stone Energy Corp.	7.50%	11/15/2022	10,435	11,250,234
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	3,585	3,683,588
YPF SA (Argentina)†(a)	8.75%	4/4/2024	9,200	9,591,000
Total				261,914,589

Environmental 0.14%

Clean Harbors, Inc.	5.25%	8/1/2020	5,000	5,162,500

Food & Drug Retailers 0.73%

New Albertson’s, Inc.	7.75%	6/15/2026	7,098	6,991,530
Rite Aid Corp.	6.75%	6/15/2021	2,685	2,862,881
Rite Aid Corp.	7.70%	2/15/2027	8,100	9,031,500
Tops Holding II Corp.	8.75%	6/15/2018	7,964	8,222,830
Total				27,108,741

Food: Wholesale 2.95%

Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,625	5,920,313
Chiquita Brands International, Inc./Chiquita Brands LLC	7.875%	2/1/2021	2,169	2,380,478
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	4,575	4,586,438
Diamond Foods, Inc.†	7.00%	3/15/2019	11,815	12,154,681
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	4,725	4,760,438
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	5,815	6,236,587
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	6,905	6,922,262
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	9,100	9,577,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

JBS Investments GmbH (Austria)†(a)	7.75%	10/28/2020	$2,075	$2,251,375
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	15,985	16,024,962
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	8,325	8,964,984
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,946	3,078,570
Land O’Lakes, Inc.†	6.00%	11/15/2022	2,400	2,610,000
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	4,875	4,143,750
Smithfield Foods, Inc.	6.625%	8/15/2022	5,950	6,574,750
Southern States Cooperative, Inc.†	10.00%	8/15/2021	3,645	3,717,900
Tonon Luxembourg SA (Luxembourg)†(a)	10.50%	5/14/2024	5,275	5,420,063
US Foods, Inc.	8.50%	6/30/2019	4,075	4,348,025
Total				109,673,326

Forestry/Paper 1.13%

Boise Cascade Co.	6.375%	11/1/2020	6,000	6,390,000
Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	5,266	5,246,252
Clearwater Paper Corp.	4.50%	2/1/2023	3,279	3,197,025
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	5,610	5,960,625
Neenah Paper, Inc.†	5.25%	5/15/2021	7,955	8,114,100
PaperWorks Industries, Inc.†	9.50%	8/15/2019	3,460	3,576,775
PH Glatfelter Co.	5.375%	10/15/2020	3,250	3,363,750
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	5,664	6,067,560
Total				41,916,087

Gaming 2.47%

Caesar’s Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope†	11.00%	10/1/2021	3,140	3,198,875
Caesar’s Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.†	9.375%	5/1/2022	15,677	15,196,892
CCM Merger, Inc.†	9.125%	5/1/2019	3,271	3,499,970
Churchill Downs, Inc.†	5.375%	12/15/2021	4,025	4,095,438
Graton Economic Development Authority†	9.625%	9/1/2019	6,172	6,943,500
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	8,365	8,365,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	9,075	9,801,000
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,080	1,086,075
Penn National Gaming, Inc.	5.875%	11/1/2021	5,100	4,908,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	4,004	4,324,320
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	6,965	7,539,612
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	9,554	10,748,250
Studio City Finance Ltd. (Hong Kong)†(a)	8.50%	12/1/2020	5,878	6,495,190
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	5,800	5,640,500
Total				91,843,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 3.57%

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	$4,675	$4,873,687
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.125%	3/1/2022	3,485	3,624,400
Genesis Energy LP	5.625%	6/15/2024	2,985	2,988,731
Genesis Energy LP/Genesis Energy Finance Corp.	5.75%	2/15/2021	3,840	3,984,000
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,993	3,030,413
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	6,360	6,884,700
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,867,800
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,406,000
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	5,030	5,407,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	6,657	7,189,560
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	4,453	4,608,855
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	10,660	11,512,800
Rockies Express Pipeline LLC†	5.625%	4/15/2020	5,859	6,210,540
Rockies Express Pipeline LLC†	7.50%	7/15/2038	1,268	1,382,120
Rose Rock Midstream LP/Rose Rock Finance Corp.†	5.625%	7/15/2022	3,338	3,413,105
Sabine Pass Liquefaction LLC†	5.75%	5/15/2024	6,975	7,262,719
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	20,913	22,716,746
SemGroup Corp.	7.50%	6/15/2021	9,065	9,835,525
Southern Star Central Corp.†	5.125%	7/15/2022	6,358	6,453,370
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	7.50%	7/1/2021	2,950	3,259,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.25%	5/1/2023	3,736	3,950,820
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	3,425	3,621,938
Total				132,484,829

Health Facilities 3.73%

Acadia Healthcare Co., Inc.†	5.125%	7/1/2022	3,365	3,415,475
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	7,550	8,003,000
Amsurg Corp.†	5.625%	7/15/2022	4,659	4,787,123
Amsurg Corp.	5.625%	11/30/2020	4,425	4,568,813
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	11,100	11,849,250
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,695	2,937,550
CTR Partnership LP/CareTrust Capital Corp.†	5.875%	6/1/2021	5,085	5,186,700
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	6,452	6,556,845
HCA, Inc.	5.875%	3/15/2022	13,311	14,508,990
HCA, Inc.	6.50%	2/15/2020	5,950	6,671,437
HCA, Inc.	7.50%	12/15/2023	7,149	7,917,517
HCA, Inc.	8.36%	4/15/2024	8,175	9,564,750
Kindred Healthcare, Inc.†	6.375%	4/15/2022	5,100	5,176,500
LifePoint Hospitals, Inc.†	5.50%	12/1/2021	3,114	3,261,915
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	8,390	9,061,200
National Mentor Holdings, Inc.†	12.50%	2/15/2018	1,750	1,865,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Health Facilities (continued)

Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023		$4,625	$4,700,156
Sabra Health Care LP/Sabra Capital Corp.	5.50%	2/1/2021		4,125	4,305,469
Select Medical Corp.	6.375%	6/1/2021		3,200	3,342,000
Tenet Healthcare Corp.	6.00%	10/1/2020		6,725	7,313,437
Tenet Healthcare Corp.	8.125%	4/1/2022		11,800	13,614,250
Total					138,608,315

Health Services 0.40%

Envision Healthcare Corp.†	5.125%	7/1/2022		3,282	3,323,025
Gentiva Health Services, Inc.	11.50%	9/1/2018		4,433	4,759,934
Service Corp. International/US	5.375%	1/15/2022		3,400	3,536,000
StoneMor Partners LP/Cornerstone Family Services of WV†	7.875%	6/1/2021		3,142	3,330,520
Total					14,949,479

Hotels 0.49%

Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019		5,150	5,304,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021		6,250	6,636,719
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020		6,000	6,375,000
Total					18,316,219

Household & Leisure Products 0.23%

Brunswick Corp.†	4.625%	5/15/2021		6,120	6,089,400
Serta Simmons Holdings LLC†	8.125%	10/1/2020		2,358	2,552,535
Total					8,641,935

Insurance Brokerage 0.32%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020		7,287	7,797,090
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021		4,000	4,230,000
Total					12,027,090

Integrated Energy 0.26%

Rio Oil Finance Trust†	6.25%	7/6/2024		9,200	9,817,136

Investments & Miscellaneous Financial Services 0.31%

Fuerstenberg Capital International Sarl & Cie SECS (Germany)(a)	10.25%	—	(d)	4,200	4,356,240
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020		3,830	4,050,225
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022		3,025	3,259,438
Total					11,665,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.54%

Cedar Fair LP/Canada’s Wonderland Co.†	5.375%	6/1/2024	$2,961	$2,979,506
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	5,350	5,457,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	5,295	5,516,728
Viking Cruises Ltd.†	8.50%	10/15/2022	5,614	6,231,540
Total				20,184,774

Life Insurance 0.56%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	12,575	13,596,719
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,550	7,041,250
Total				20,637,969

Machinery 0.67%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	3,930	4,381,950
Emeco Pty Ltd. (Australia)†(a)	9.875%	3/15/2019	7,300	7,373,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	7,665	8,297,362
Waterjet Holdings, Inc.†	7.625%	2/1/2020	4,634	4,900,455
Total				24,952,767

Managed Care 0.23%

Centene Corp.	4.75%	5/15/2022	3,300	3,353,625
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	4,905	5,144,119
Total				8,497,744

Media: Broadcast 1.58%

AMC Networks, Inc.	4.75%	12/15/2022	17,785	18,096,237
Belo Corp.	7.25%	9/15/2027	7,195	7,770,600
Belo Corp.	7.75%	6/1/2027	1,095	1,229,137
Clear Channel Communications, Inc.	9.00%	12/15/2019	4,400	4,570,500
Clear Channel Communications, Inc.	10.00%	1/15/2018	14,355	13,439,869
Clear Channel Communications, Inc.	11.25%	3/1/2021	8,825	9,828,844
Starz LLC/Starz Finance Corp.	5.00%	9/15/2019	3,455	3,575,925
Total				58,511,112

Media: Cable 4.99%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	3,375	3,560,625
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	3,100	3,386,750
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	10,775	12,276,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)

Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	$10,700	$11,395,500
Cablevision Systems Corp.	5.875%	9/15/2022	9,310	9,484,562
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	8,600	8,825,750
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020	5,100	5,170,125
CSC Holdings LLC†	5.25%	6/1/2024	1,234	1,224,745
DISH DBS Corp.	5.125%	5/1/2020	9,640	9,905,100
DISH DBS Corp.	5.875%	7/15/2022	21,360	22,720,632
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	7,255	8,180,012
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,220	4,568,150
Numericable Group SA (France)†(a)	6.00%	5/15/2022	14,525	14,978,906
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	4,790	5,137,275
SiTV LLC/SiTV Finance, Inc.†	10.375%	7/1/2019	3,393	3,418,448
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	13,580	13,953,450
UPCB Finance V Ltd.†	7.25%	11/15/2021	7,125	7,837,500
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	10,475	10,946,375
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	13,410	14,415,750
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	3,340	3,448,550
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	9,670	10,588,650
Total				185,423,136

Media: Diversified 0.46%

Block Communications, Inc.†	7.25%	2/1/2020	4,145	4,372,975
Netflix, Inc.	5.375%	2/1/2021	12,025	12,656,312
Total				17,029,287

Media: Services 0.72%

Affinion Investments LLC†	13.50%	8/15/2018	7,879	7,819,907
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020	7,540	8,105,500
Getty Images, Inc.†(g)	7.00%	10/15/2020	4,100	3,464,500
Southern Graphics, Inc.†	8.375%	10/15/2020	7,030	7,469,375
Total				26,859,282

Medical Products 1.35%

Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	11,385	12,580,425
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	5,101	5,560,090
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022	3,125	3,218,750
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	3,868	4,327,325
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	2,500	2,859,375
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	15,648	14,826,480
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	6,450	6,595,125
Total				49,967,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) 3.26%

Aleris International, Inc.	7.625%	2/15/2018		$4,839	$5,050,706
Aleris International, Inc.	7.875%	11/1/2020		2,492	2,604,140
Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	4,625	3,174,291
AngloGold Ashanti Holdings plc (United Kingdom)(a)	5.125%	8/1/2022		$6,586	6,445,949
Boart Longyear Management Pty Ltd. (Australia)†(a)	10.00%	10/1/2018		5,600	5,894,000
Coeur Mining, Inc.	7.875%	2/1/2021		12,765	12,852,759
Compass Minerals International, Inc.†	4.875%	7/15/2024		7,630	7,610,925
Constellium NV (Netherlands)†(a)	5.75%	5/15/2024		8,528	8,911,760
First Quantum Minerals Ltd. (Canada)†(a)	6.75%	2/15/2020		6,596	6,876,330
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021		4,971	5,244,405
HudBay Minerals, Inc. (Canada)(a)	9.50%	10/1/2020		4,080	4,457,400
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019		5,434	5,148,715
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019		5,760	5,954,400
Mirabela Nickel Ltd. (Australia)†(a)(f)	8.75%	4/15/2018		3,950	987,500
Molycorp, Inc.	10.00%	6/1/2020		4,280	3,584,500
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		4,575	4,826,625
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022		11,450	10,832,673
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. †	7.375%	2/1/2020		8,090	8,696,750
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018		4,210	4,231,050
Walter Energy, Inc.†	9.50%	10/15/2019		7,640	7,659,100
Total					121,043,978

Oil Field Equipment & Services 0.93%

BakerCorp International, Inc.	8.25%	6/1/2019		3,125	3,140,625
Basic Energy Services, Inc.	7.75%	10/15/2022		672	735,840
Dresser-Rand Group, Inc.	6.50%	5/1/2021		4,445	4,778,375
EDC Finance Ltd. (Ireland)†(a)	4.875%	4/17/2020		3,500	3,198,125
FTS International, Inc.†	6.25%	5/1/2022		7,200	7,398,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022		7,302	7,393,275
Pioneer Energy Services Corp.†	6.125%	3/15/2022		7,765	7,920,300
Total					34,564,540

Oil Refining & Marketing 0.54%

CVR Refining LLC/Coffeyville Finance, Inc.	6.50%	11/1/2022		5,535	5,770,237
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020		9,909	10,652,175
Western Refining, Inc.	6.25%	4/1/2021		3,471	3,627,195
Total					20,049,607

Packaging 1.35%

Ardagh Finance Holdings SA PIK (Luxembourg)†(a)	8.625%	6/15/2019		4,100	4,192,506
Ball Corp.	5.00%	3/15/2022		8,192	8,550,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	$3,200	$3,416,000
Graphic Packaging International, Inc.	4.75%	4/15/2021	2,667	2,733,675
Pactiv LLC	7.95%	12/15/2025	5,080	5,499,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,554,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	14,500	15,895,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	200	209,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	3,913	3,903,218
Total				49,954,524

Pharmaceuticals 0.82%

Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	6,540	6,965,100
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	3,935	4,279,312
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	18,314	19,229,700
Total				30,474,112

Printing & Publishing 0.26%

RR Donnelley & Sons Co.	7.00%	2/15/2022	2,975	3,265,063
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,537,600
Total				9,802,663

Railroads 0.25%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	4,190	4,430,925
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	4,550	4,675,125
Total				9,106,050

Real Estate Investment Trusts 0.37%

China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	875	905,100
China South City Holdings Ltd. (Hong Kong)(a)	13.50%	10/17/2017	4,362	5,032,876
Qualitytech LP/QTS Finance Corp.†	5.875%	8/1/2022	5,127	5,139,817
Vingroup JSC (Vietnam)†(a)	11.625%	5/7/2018	2,275	2,553,688
Total				13,631,481

Restaurants 0.52%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	7,610	8,485,150
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	3,710	3,821,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants (continued)

Ruby Tuesday, Inc.	7.625%	5/15/2020	$3,510	$3,527,550
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	3,525	3,489,750
Total				19,323,750

Software/Services 2.87%

Alliance Data Systems Corp.†	5.375%	8/1/2022	9,443	9,513,822
Alliance Data Systems Corp.†	6.375%	4/1/2020	11,585	12,272,859
Aspect Software, Inc.	10.625%	5/15/2017	2,713	2,780,825
Audatex North America, Inc.†	6.125%	11/1/2023	5,250	5,591,250
BMC Software Finance, Inc.†	8.125%	7/15/2021	2,825	2,867,375
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	3,880	3,744,200
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	5,310	6,093,225
First Data Corp.	11.25%	1/15/2021	2,746	3,199,090
First Data Corp.	11.75%	8/15/2021	7,174	8,519,125
First Data Corp.	12.625%	1/15/2021	19,480	23,863,000
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	10,230	10,153,275
Interface Security Systems Holdings, Inc./Interface Security Systems LLC	9.25%	1/15/2018	3,150	3,260,250
SRA International, Inc.	11.00%	10/1/2019	6,275	6,714,250
SunGard Data Systems, Inc.	6.625%	11/1/2019	7,385	7,772,713
VeriSign, Inc.	4.625%	5/1/2023	68	67,150
Total				106,412,409

Specialty Retail 2.27%

Claire’s Stores, Inc.	8.875%	3/15/2019	11,898	10,589,220
Claire’s Stores, Inc.†	9.00%	3/15/2019	5,680	5,949,800
DBP Holding Corp.†	7.75%	10/15/2020	5,835	5,572,425
Dufry Finance SCA (Luxembourg)†(a)	5.50%	10/15/2020	4,950	5,172,998
First Cash Financial Services, Inc.†	6.75%	4/1/2021	6,105	6,471,300
Hot Topic, Inc.†	9.25%	6/15/2021	10,475	11,522,500
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	5,407	5,690,867
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	16,150	17,502,562
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	5,000	5,100,000
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	3,200	3,520,000
Toys “R” Us - Delaware, Inc.†	7.375%	9/1/2016	2,894	2,785,475
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	4,125	4,238,438
Total				84,115,585

Steel Producers/Products 0.86%

AK Steel Corp.	8.375%	4/1/2022	3,523	3,734,380
ArcelorMittal (Luxembourg)(a)	7.50%	10/15/2039	5,700	6,227,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products (continued)

ArcelorMittal (Luxembourg)(a)	10.35%	6/1/2019	$11,225	$14,185,594
United States Steel Corp.	7.375%	4/1/2020	6,908	7,797,405
Total				31,944,629

Support: Services 2.33%

ADT Corp. (The)	4.125%	6/15/2023	6,885	6,420,262
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	4,225	4,478,500
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	9,023	8,662,080
Corrections Corp. of America	4.625%	5/1/2023	8,371	8,339,609
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	8,425	8,635,625
Light Tower Rentals, Inc.†	8.125%	8/1/2019	5,326	5,485,780
Modular Space Corp.†	10.25%	1/31/2019	5,543	5,764,720
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	6,525	6,965,437
SITEL LLC/Sitel Finance Corp.	11.50%	4/1/2018	4,533	4,453,673
Sotheby’s†	5.25%	10/1/2022	8,409	8,240,820
United Rentals North America, Inc.	6.125%	6/15/2023	8,439	9,050,827
United Rentals North America, Inc.	7.625%	4/15/2022	5,215	5,879,913
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	3,775	4,048,688
Total				86,425,934

Telecommunications Equipment 0.26%

CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	1,271	1,345,671
CommScope, Inc.†	5.00%	6/15/2021	8,105	8,267,100
Total				9,612,771

Telecommunications: Fixed Line 0.21%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	7,050	7,702,125

Telecommunications: Integrated/Services 2.18%

Consolidated Communications Finance Co.	10.875%	6/1/2020	7,813	9,053,314
Dycom Investments, Inc.	7.125%	1/15/2021	5,485	5,896,375
Equinix, Inc.	4.875%	4/1/2020	5,440	5,576,000
Frontier Communications Corp.	8.50%	4/15/2020	8,375	9,777,812
Hughes Satellite Systems Corp.	6.50%	6/15/2019	4,720	5,215,600
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	7,900	7,939,500
Intelsat Jackson Holdings SA (Luxembourg)(a)	6.625%	12/15/2022	7,750	8,137,500
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	16,828	17,816,645
Softbank Corp. (Japan)†(a)	4.50%	4/15/2020	5,300	5,412,625
Telecom Italia SpA (Italy)†(a)	5.303%	5/30/2024	2,875	2,936,094
ViaSat, Inc.	6.875%	6/15/2020	3,034	3,261,550
Total				81,023,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 3.25%

Comcel Trust†	6.875%	2/6/2024		$13,225	$14,580,562
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022		8,435	8,772,400
MetroPCS Wireless, Inc.	6.625%	11/15/2020		13,275	13,988,531
SBA Communications Corp.†	4.875%	7/15/2022		8,300	8,196,250
Sprint Corp.†	7.875%	9/15/2023		34,380	36,958,500
T-Mobile USA, Inc.	6.542%	4/28/2020		450	474,188
T-Mobile USA, Inc.	6.731%	4/28/2022		7,725	8,178,844
T-Mobile USA, Inc.	6.836%	4/28/2023		5,450	5,804,250
Wind Acquisition Finance SA (Italy)†(a)	4.75%	7/15/2020		6,750	6,783,750
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021		16,000	16,920,000
Total					120,657,275

Theaters & Entertainment 0.58%

Activision Blizzard, Inc.†	5.625%	9/15/2021		8,185	8,870,494
Production Resource Group LLC	8.875%	5/1/2019		7,545	5,885,100
Regal Entertainment Group	5.75%	3/15/2022		6,564	6,760,920
Total					21,516,514

Transportation (Excluding Air/Rail) 1.01%

GasLog Ltd.†(c)	7.23%#	6/27/2018	NOK	29,000	4,912,915
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		$7,255	7,781,713
Overseas Shipholding Group, Inc.	8.125%	3/30/2018		2,936	3,053,440
Ship Finance International Ltd.(c)	5.93%#	3/19/2019	NOK	42,000	6,810,316
Stena AB (Sweden)†(a)	7.00%	2/1/2024		$7,475	7,942,187
Ultrapetrol Bahamas Ltd. (Bahamas)(a)	8.875%	6/15/2021		6,354	6,806,723
Total					37,307,294
Total High Yield Corporate Bonds (cost $2,760,859,380)					2,834,127,523

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.08%

Merrill Lynch Mortgage Trust 2006-C1 F†	5.862%#	5/12/2039		10,500	1,102,500
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51%	7/15/2056		2,000	1,980,613
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,033,185)					3,083,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.19%

Banking

Texas Capital Bancshares, Inc. (cost $7,291,160)	6.50%		293	$7,180,950
Total Long-Term Investments (cost $3,403,999,771)				3,493,669,864

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 6.07%

CONVERTIBLE BOND 0.10%

Airlines

United Airlines, Inc. (cost $3,316,325)	4.50%	1/15/2015	$1,425	3,608,813

FLOATING RATE LOANS(b) 0.44%

Steel Producers/Products 0.03%

Essar Steel Algoma, Inc. Term Loan (Canada)(a)	10.25%	9/20/2014	1,121	1,125,904

Telecommunications: Integrated/Services 0.41%

Consolidated Communications, Inc. Bridge Term Loan	—	1/30/2015	15,000	15,000,000
Total Floating Rate Loans (cost $16,122,605)				16,125,904

REPURCHASE AGREEMENT 5.53%

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $209,005,000 of U.S. Treasury Note at 0.75% due 1/15/2017 value: $209,527,513; proceeds: $205,417,185 (cost $205,417,185)			205,417	205,417,185
Total Short-Term Investments (cost $224,856,115)				225,151,902
Total Investments in Securities 100.17% (cost $3,628,855,886)				3,718,821,766
Liabilities in Excess of Foreign Cash and Other Assets(h) (0.17%)				(6,238,172)
Net Assets 100.00%				$3,712,583,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2014.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Defaulted security.
(g)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2014 (See Note 2(j)).
(h)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on credit default swaps, forward foreign currency exchange contracts and reverse repurchase agreements as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Buy	Goldman Sachs	9/4/2014	180,380,000	$13,645,163	$13,793,017	$147,854
British pound	Sell	Bank of America	10/17/2014	177,400	302,390	294,406	7,984
British pound	Sell	Bank of America	10/17/2014	4,750,000	8,139,671	7,882,919	256,752
British pound	Sell	Goldman Sachs	10/17/2014	27,250,000	46,730,289	45,223,060	1,507,229
British pound	Sell	J.P. Morgan	10/17/2014	800,000	1,329,362	1,327,649	1,713
euro	Sell	Bank of America	10/17/2014	9,700,000	13,202,913	12,748,719	454,194
euro	Sell	Morgan Stanley	10/17/2014	740,000	1,006,213	972,583	33,630
euro	Sell	Bank of America	11/13/2014	165,000	221,737	216,903	4,834
euro	Sell	Bank of America	11/13/2014	2,070,000	2,770,908	2,721,146	49,762
euro	Sell	Bank of America	11/13/2014	975,000	1,305,625	1,281,699	23,926
euro	Sell	J.P. Morgan	11/13/2014	1,094,000	1,457,481	1,438,132	19,349
euro	Sell	J.P. Morgan	11/13/2014	1,189,000	1,580,703	1,563,016	17,687
euro	Sell	J.P. Morgan	11/13/2014	2,130,000	2,820,939	2,800,020	20,919
euro	Sell	J.P. Morgan	11/13/2014	982,000	1,303,941	1,290,901	13,040
euro	Sell	J.P. Morgan	11/13/2014	60,800,000	81,413,443	79,925,446	1,487,997
Mexican peso	Sell	Deutsche Bank AG	9/4/2014	189,000,000	14,589,704	14,452,158	137,546
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,184,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	10/17/2014	300,000	$500,634	$497,869	$(2,765)
British pound	Buy	J.P. Morgan	10/17/2014	580,000	981,777	962,546	(19,231)
euro	Buy	Bank of America	11/13/2014	875,000	1,171,278	1,150,243	(21,035)
Mexican peso	Buy	J.P. Morgan	9/4/2014	8,620,000	661,184	659,141	(2,043)
Canadian dollar	Sell	Bank of America	11/14/2014	7,125,000	6,510,934	6,541,832	(30,898)
Canadian dollar	Sell	Goldman Sachs	11/14/2014	400,000	364,780	367,261	(2,481)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(78,453)

Credit Default Swaps - Sell Protection at August 31, 2014(1):

Referenced Entity	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
New Albertson’s, Inc.(6)	5.00%	3/20/2019	$3,000,000	$3,117,646	$95,095	$212,741	$117,646

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
CDX.NA.HY.22(7)	5.00%	6/20/2019	$50,000,000	$53,630,360	$3,828,825	$198,465	3,630,360

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps amounted to $411,206. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Citibank.
(7)	Central Clearinghouse: Credit Suisse.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

Reverse Repurchase Agreements Payable as of August 31, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan	$1,842,395	$2,347,000 principal, PPL Energy Supply LLC at 4.60% due 12/15/2021, $2,288,057 fair value	(0.50)%	6/12/2014	On Demand	$1,841,218
J.P. Morgan	5,359,980	$6,828,000 principal, PPL Energy Supply LLC at 4.60% due 12/15/2021, $6,656,522 fair value	(0.50)%	6/27/2014	On Demand	5,356,555
Bank of America	1,123,520	$1,600,000 principal, Getty Image, Inc. at 7.00% due 10/15/2020 $1,352,000 fair value	(1.75)%	5/2/2014	On Demand	1,120,516
Total Reverse Repurchase Agreements						$8,318,289

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $7,606.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,231,286	$—	$5,231,286
Common Stocks
Investments & Miscellaneous Financial Services	—	—	1,116,000	1,116,000
Other	177,827,498	—	—	177,827,498
Convertible Bonds	—	72,234,908	—	72,234,908
Floating Rate Loans(4)
Aerospace/Defense	—	2,581,764	—	2,581,764
Chemicals	—	—	6,741,728	6,741,728
Consumer Products	—	2,287,125	6,059,735	8,346,860
Electric: Generation	—	4,270,000	13,162,275	17,432,275
Electronics	—	5,214,593	—	5,214,593
Energy: Exploration & Production	—	—	7,019,500	7,019,500
Gaming	—	16,955,658	—	16,955,658
Health Services	—	5,577,448	9,816,190	15,393,638
Investments & Miscellaneous Financial Services	—	4,895,929	—	4,895,929
Leisure	—	—	6,140,750	6,140,750
Machinery	—	18,579,989	—	18,579,989
Media: Diversified	—	13,824,324	—	13,824,324
Media: Services	—	4,953,067	1,877,750	6,830,817
Medical Products	—	—	4,673,250	4,673,250
Metals/Mining (Excluding Steel)	—	16,038,633	—	16,038,633
Oil Field Equipment & Services	—	6,800,864	—	6,800,864
Restaurants	—	7,039,725	—	7,039,725
Software/Services	—	26,497,743	—	26,497,743
Steel Producers/Products	—	1,125,904	—	1,125,904
Support: Services	—	35,259,978	2,830,153	38,090,131
Telecommunications: Integrated/Services	—	20,639,125	—	20,639,125
Foreign Bonds	—	158,142,679	—	158,142,679
Foreign Government Obligations	—	3,597,424	—	3,597,424
High Yield Corporate Bonds
Automakers	—	14,280,963	850	14,281,813
Banking	—	79,156,769	1,000	79,157,769
Other	—	2,740,687,941	—	2,740,687,941
Non-Agency Commercial Mortgage-Backed Securities	—	3,083,113	—	3,083,113
Preferred Stock	7,180,950	—	—	7,180,950
Repurchase Agreement	—	205,417,185	—	205,417,185
Total	$185,008,448	$3,474,374,137	$59,439,181	$3,718,821,766
Other Financial Instruments
Credit Default Swaps
Assets	$—	$117,646	$—	$117,646
Liabilities	—	(3,630,360)	—	(3,630,360)
Forward Foreign Currency Exchange Contracts
Assets	—	4,184,416	—	4,184,416
Liabilities	—	(78,453)	—	(78,453)
Reverse Repurchase Agreements
Assets	—	—	—	—
Liabilities	—	(8,318,289)	—	(8,318,289)
Total	$—	$(7,725,040)	$—	$(7,725,040)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2014

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds
Balance as of December 1, 2013	$—	$32,730,453	$1,850
Accrued discounts/premiums	—	19,224	—
Realized gain (loss)	—	454,148	—
Change in unrealized appreciation/depreciation	(3,430,111)	(149,920)	—
Purchases	4,546,111	35,026,979	—
Sales	—	(14,326,366)	—
Net transfers in or out of Level 3	—	4,566,813	—
Balance as of August 31, 2014	$1,116,000	$58,321,331	$1,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.23%

ASSET-BACKED SECURITIES 9.23%

Automobiles 3.44%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$483	$483,764
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	413	412,915
AmeriCredit Automobile Receivables Trust 2013-2 A2	0.53%	11/8/2016	285	284,688
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,262	1,262,832
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,220	1,221,251
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	3,321	3,324,650
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	2,340	2,342,445
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,500	1,506,756
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	4,127	4,129,961
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	1,870	1,868,058
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,705	1,706,084
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	1,374	1,375,749
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	3,272	3,277,988
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	4,693	4,696,998
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	1,801	1,802,018
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	4,262	4,263,128
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	2,470	2,472,180
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	1,967	1,967,621
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	8,975	8,983,558
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	2,353	2,356,499
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	727	726,914
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	5,871	5,875,819
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	1,042	1,041,769
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	3,139	3,141,871
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	1,977	1,977,381
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	1,062	1,062,605
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	3,643	3,649,855
Total				67,215,357

Credit Cards 2.02%

American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	3,500	3,506,979
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	6,085	6,101,749
Chase Issuance Trust 2013-A5 A	0.47%	5/15/2017	3,500	3,502,235
Citibank Credit Card Issuance Trust 2003-A7	4.15%	7/7/2017	6,000	6,190,431
Citibank Credit Card Issuance Trust 2005-A2	4.85%	3/10/2017	6,102	6,246,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	$8,985	$9,004,843
Discover Card Execution Note Trust 2012-A3	0.86%		11/15/2017	5,000	5,016,700
Total					39,569,823

Other 3.77%

Avenue CLO VI Ltd. 2007-6A A2†	0.583	%#	7/17/2019	3,000	2,939,949
Avery Point IV CLO Ltd. 2014-1A A†	1.754	%#	4/25/2026	5,000	5,015,192
BlueMountain CLO Ltd. 2014-3A A1†(a)	1.48	%#	10/15/2026	3,000	2,996,970
CIFC Funding II Ltd. 2014-2A A1L†	1.725	%#	5/24/2026	1,750	1,754,268
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484	%#	7/17/2023	7,500	7,458,620
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.734	%#	10/19/2025	4,500	4,481,828
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704	%#	10/15/2026	4,750	4,761,059
Gleneagles CLO Ltd. 2005-1A B†	0.79	%#	11/1/2017	4,050	3,998,924
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,680	2,702,264
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,500	1,501,138
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,000	1,001,563
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,805	2,805,870
JFIN Revolver CLO Ltd. 2014-2A A2†	1.534	%#	2/20/2022	4,000	4,005,043
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.754	%#	4/15/2026	6,000	6,018,328
Octagon Loan Funding Ltd. 2014-1A A1†(a)	1.685	%#	11/18/2026	2,500	2,492,500
OZLM VII Ltd. 2014-7A A1B†	1.745	%#	7/17/2026	3,500	3,511,545
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	1,131	1,136,008
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	1,003	1,010,175
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.553	%#	4/17/2021	2,000	1,936,080
Venture XVII CLO Ltd. 2014-17A A†	1.764	%#	7/15/2026	6,000	6,014,940
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	2,250	2,241,000
Westchester CLO Ltd. 2007-1A A1A†	0.465	%#	8/1/2022	4,013	3,983,167
Total					73,766,431
Total Asset-Backed Securities (cost $180,353,317)					180,551,611

CORPORATE BONDS 75.51%

Aerospace/Defense 0.44%

Exelis, Inc.	5.55%		10/1/2021	7,800	8,558,651

Air Transportation 0.42%

United Airlines 2014-2 Class A Pass Through Trust	3.75%		9/3/2026	5,000	5,012,500
United Airlines, Inc.†	6.75%		9/15/2015	3,250	3,259,263
Total					8,271,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Apparel 0.36%

Perry Ellis International, Inc.	7.875%	4/1/2019		$290	$300,875
PVH Corp.	7.75%	11/15/2023		5,517	6,723,573
Total					7,024,448

Auto Parts: Original Equipment 0.34%

Accuride Corp.	9.50%	8/1/2018		1,846	1,935,993
Hertz Corp. (The)	7.375%	1/15/2021		45	48,375
Hertz Corp. (The)	7.50%	10/15/2018		500	523,125
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		1,375	1,471,250
Schaeffler Holding Finance BV PIK (Netherlands)†(b)	6.875%	8/15/2018		2,450	2,593,937
Total					6,572,680

Automotive 0.88%

Ford Motor Co.	6.375%	2/1/2029		7,250	8,792,002
Ford Motor Co.	6.625%	10/1/2028		4,575	5,700,505
Ford Motor Co.	7.45%	7/16/2031		2,000	2,731,588
Total					17,224,095

Banks: Money Center 1.72%

Bank of America Corp.	8.125%	—	(c)	4,490	5,007,733
Ocwen Financial Corp.†	6.625%	5/15/2019		2,480	2,411,800
PNC Financial Services Group, Inc. (The)	4.454%#	—	(c)	21,000	21,120,750
Santander Bank NA	8.75%	5/30/2018		1,000	1,209,819
Zions Bancorporation	4.50%	6/13/2023		3,750	3,932,749
Total					33,682,851

Banks: Regional 4.96%

Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(b)	4.125%	6/6/2024		1,100	1,088,670
CIT Group, Inc.	5.00%	8/1/2023		6,590	6,896,435
Citigroup, Inc.	5.95%	—	(c)	10,015	10,115,150
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		2,000	2,323,186
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027		8,215	9,529,753
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		2,000	2,471,788
HBOS plc (United Kingdom)†(b)	6.00%	11/1/2033		4,850	5,614,127
JPMorgan Chase & Co.	6.75%	—	(c)	10,000	10,787,500
M&T Bank Corp.	6.45%	—	(c)	1,100	1,188,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021		$5,946	$6,917,130
Morgan Stanley	5.00%	11/24/2025		7,225	7,767,814
People’s United Bank	4.00%	7/15/2024		4,750	4,827,748
Popular, Inc.	7.00%	7/1/2019		1,000	1,010,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019		1,000	1,081,250
Standard Chartered plc (United Kingdom)†(b)	3.95%	1/11/2023		10,250	10,275,564
Synovus Financial Corp.	7.875%	2/15/2019		995	1,129,325
Wells Fargo & Co.	3.45%	2/13/2023		7,728	7,790,056
Wells Fargo & Co.	5.90%	—	(c)	5,970	6,268,500
Total					97,081,996

Beverages 0.32%

Beam Suntory, Inc.	6.625%	7/15/2028		755	875,786
Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022		4,920	5,301,300
Total					6,177,086

Biotechnology Research & Production 1.17%

Amgen, Inc.	6.40%	2/1/2039		15,225	19,708,230
STHI Holding Corp.†	8.00%	3/15/2018		3,000	3,191,250
Total					22,899,480

Broadcasting 0.42%

Cox Communications, Inc.†	6.45%	12/1/2036		6,376	7,653,317
Cox Communications, Inc.†	8.375%	3/1/2039		407	595,366
Total					8,248,683

Brokers 0.72%

Jefferies Group LLC	6.875%	4/15/2021		11,865	14,077,822

Building Materials 1.03%

Building Materials Corp. of America†	6.875%	8/15/2018		1,248	1,296,048
Building Materials Corp. of America†	7.00%	2/15/2020		3,400	3,587,000
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018		465	493,830
Cimento Tupi SA (Brazil)(b)	9.75%	5/11/2018		47	49,914
Nortek, Inc.	10.00%	12/1/2018		250	266,250
Owens Corning, Inc.	9.00%	6/15/2019		11,150	13,855,770
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041		600	648,360
Total					20,197,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services 1.54%

Alliance Data Systems Corp.†	5.375%	8/1/2022		$4,586	$4,620,395
Alliance Data Systems Corp.†	6.375%	4/1/2020		1,500	1,589,063
Catalent Pharma Solutions, Inc.(d)	9.75%	4/15/2017	EUR	500	670,771
Chicago Parking Meters LLC†	5.489%	12/30/2020		$3,147	3,442,457
Expedia, Inc.	4.50%	8/15/2024		7,500	7,577,955
Expedia, Inc.	5.95%	8/15/2020		5,945	6,733,319
Jaguar Holding Co. I PIK†	9.375%	10/15/2017		1,733	1,787,156
Leidos, Inc.	7.125%	7/1/2032		1,980	2,215,066
Synchrony Financial	3.00%	8/15/2019		1,513	1,535,754
Total					30,171,936

Cable Services 1.36%

Historic TW, Inc.	9.15%	2/1/2023		4,176	5,840,750
Time Warner Cable, Inc.	6.55%	5/1/2037		7,450	9,576,193
Time Warner Cable, Inc.	7.30%	7/1/2038		8,000	11,145,224
Total					26,562,167

Chemicals 1.90%

Dow Chemical Co. (The)	9.40%	5/15/2039		750	1,248,572
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		2,800	3,038,000
Methanex Corp. (Canada)(b)	5.25%	3/1/2022		6,125	6,830,404
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027		9,245	12,599,252
NewMarket Corp.	4.10%	12/15/2022		4,000	4,053,220
Taminco Global Chemical Corp. (Belgium)†(b)	9.75%	3/31/2020		1,250	1,381,250
Yara International ASA (Norway)†(b)	7.875%	6/11/2019		6,600	8,026,610
Total					37,177,308

Coal 0.32%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019		1,500	1,590,000
CONSOL Energy, Inc.†	5.875%	4/15/2022		1,995	2,092,256
Penn Virginia Corp.	7.25%	4/15/2019		2,500	2,606,250
Total					6,288,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications & Media 0.20%

Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	$3,750	$3,829,688

Communications Services 0.19%

CenturyLink, Inc.	6.875%	1/15/2028	3,500	3,622,500

Communications Technology 0.29%

Motorola Solutions, Inc.	4.00%	9/1/2024	5,700	5,699,909

Computer Software 0.43%

Aspect Software, Inc.	10.625%	5/15/2017	2,350	2,408,750
First Data Corp.†	8.25%	1/15/2021	190	208,050
First Data Corp.	12.625%	1/15/2021	300	367,500
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	750	819,375
SRA International, Inc.	11.00%	10/1/2019	2,356	2,520,920
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,900	1,987,875
Total				8,312,470

Construction/Homebuilding 0.05%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	900	921,375

Consumer Products 0.59%

Avon Products, Inc.	4.60%	3/15/2020	6,150	6,324,242
Tupperware Brands Corp.	4.75%	6/1/2021	4,750	5,123,597
Total				11,447,839

Containers 0.38%

Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	2,625	2,802,188
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,875	4,655,625
Total				7,457,813

Copper 0.21%

Freeport-McMoRan Corp.	7.125%	11/1/2027	2,150	2,612,119
Freeport-McMoRan Corp.	9.50%	6/1/2031	1,053	1,489,041
Total				4,101,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Data Product, Equipment & Communications 0.37%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	$6,875	$7,287,851

Diversified 0.25%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	4,735	4,752,756
San Miguel Corp. (Philippines)(b)	4.875%	4/26/2023	250	234,688
Total				4,987,444

Drugs 0.56%

Actavis Funding SCS (Luxembourg)†(b)	3.85%	6/15/2024	5,000	5,067,905
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	4,000	4,097,500
CFR International SpA (Chile)†(b)	5.125%	12/6/2022	1,726	1,871,812
Total				11,037,217

Electric: Power 2.66%

AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023	1,060	1,054,700
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,637,500
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	1,700	1,815,915
DPL, Inc.	7.25%	10/15/2021	5,500	5,857,500
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,231,254
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	920	1,090,108
Entergy Corp.	5.125%	9/15/2020	6,757	7,527,980
Exelon Generation Co. LLC	4.25%	6/15/2022	6,000	6,274,836
FirstEnergy Transmission LLC†	4.35%	1/15/2025	2,450	2,513,521
Indiantown Cogeneration LP	9.77%	12/15/2020	968	1,102,993
NiSource Finance Corp.	6.25%	12/15/2040	1,000	1,238,558
PPL Energy Supply LLC(e)	4.60%	12/15/2021	806	785,758
PPL WEM Holdings Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	10,000	11,352,530
Red Oak Power LLC	8.54%	11/30/2019	2,168	2,363,212
System Energy Resources, Inc.	4.10%	4/1/2023	3,000	3,143,694
Total				51,990,059

Electrical: Household 0.08%

Energizer Holdings, Inc.	4.70%	5/19/2021	1,494	1,554,930

Electronics 0.28%

PerkinElmer, Inc.	5.00%	11/15/2021	4,950	5,391,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Electronics: Semi-Conductors/Components 0.06%

Freescale Semiconductor, Inc.	10.75%	8/1/2020		$1,000	$1,127,500

Energy Equipment & Services 1.34%

Alta Wind Holdings LLC†	7.00%	6/30/2035		2,378	2,758,165
Cameron International Corp.	7.00%	7/15/2038		2,121	2,841,190
Energy Transfer Partners LP	6.625%	10/15/2036		3,095	3,755,473
Energy Transfer Partners LP	7.50%	7/1/2038		5,000	6,574,120
Energy Transfer Partners LP	8.25%	11/15/2029		1,966	2,813,770
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		6,975	7,541,370
Total					26,284,088

Engineering & Contracting Services 0.32%

AGCO Corp.	5.875%	12/1/2021		4,150	4,762,183
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		1,500	1,447,500
Total					6,209,683

Entertainment 0.95%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019		4,926	5,178,211
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017		3,250	3,386,094
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		1,553	1,677,240
Seminole Indian Tribe of Florida†	6.535%	10/1/2020		5,000	5,450,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021		1,350	1,518,750
WMG Holdings Corp.†	13.75%	10/1/2019		500	587,500
WMG Holdings Corp.	13.75%	10/1/2019		600	705,000
Total					18,502,795

Financial Services 3.85%

Air Lease Corp.	3.875%	4/1/2021		2,000	2,030,000
Air Lease Corp.	4.75%	3/1/2020		7,070	7,564,900
Bank of America Corp.	4.20%	8/26/2024		7,450	7,571,629
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		6,000	6,219,096
General Electric Capital Corp.	7.125%	—	(c)	3,500	4,131,949
Graton Economic Development Authority†	9.625%	9/1/2019		400	450,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	$1,500	$1,620,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	400	407,000
Legacy Reserves LP/Legacy Reserves Finance Corp.†	6.625%	12/1/2021	1,195	1,215,913
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	1,200	1,296,000
Lender Processing Services, Inc.	5.75%	4/15/2023	7,250	7,775,625
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	2,953	3,352,913
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	2,808	2,913,548
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,000	2,070,000
Rio Oil Finance Trust†	6.25%	7/6/2024	2,700	2,881,116
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	2,318	2,509,235
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	6,691	8,860,557
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	9,304	9,751,978
Western Union Co. (The)	3.35%	5/22/2019	2,500	2,588,485
Total				75,209,944

Financial: Miscellaneous 1.20%

Hercules Offshore, Inc.†	10.25%	4/1/2019	1,500	1,635,000
Moody’s Corp.	4.50%	9/1/2022	5,514	5,881,574
Moody’s Corp.	5.25%	7/15/2044	4,525	4,843,755
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	7,975	8,181,871
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,700	3,004,509
Total				23,546,709

Food 1.57%

Big Heart Pet Brands	7.625%	2/15/2019	3,178	3,285,257
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023	2,550	2,467,125
Diamond Foods, Inc.†	7.00%	3/15/2019	1,015	1,044,181
Flowers Foods, Inc.	4.375%	4/1/2022	6,900	7,360,810
H.J. Heinz Finance Co.†	7.125%	8/1/2039	325	358,313
JBS Investments GmbH (Austria)†(b)	7.25%	4/3/2024	4,700	4,946,750
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,700	2,821,500
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,550	1,705,000
Southern States Cooperative, Inc.†	10.00%	8/15/2021	1,000	1,020,000
US Foods, Inc.	8.50%	6/30/2019	5,321	5,677,507
Total				30,686,443

Gaming 0.46%

CCM Merger, Inc.†	9.125%	5/1/2019	2,000	2,140,000
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	479	508,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	$4,068	$4,090,882
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	2,150	2,316,625
Total				9,056,445

Health Care 0.03%

VWR Funding, Inc.†	10.75%	6/30/2017	500	503,438

Health Care Products 0.26%

Biomet, Inc.	6.50%	10/1/2020	1,985	2,121,469
Immucor, Inc.	11.125%	8/15/2019	2,650	2,954,750
Total				5,076,219

Health Care Services 1.33%

DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	1,500	1,587,188
Dignity Health	4.50%	11/1/2042	1,250	1,195,499
Emdeon, Inc.	11.00%	12/31/2019	1,070	1,213,113
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	8,755	9,674,275
HCA Holdings, Inc.	7.75%	5/15/2021	500	546,250
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	3,500	3,718,750
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	1,968	2,042,764
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	1,933	2,039,315
Senior Housing Properties Trust	6.75%	12/15/2021	3,500	4,091,342
Total				26,108,496

Hospital Management 0.03%

United Surgical Partners International, Inc.	9.00%	4/1/2020	500	548,750

Household Equipment/Products 0.26%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	4,500	4,713,750
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020	375	360,469
Total				5,074,219

Industrial Products 0.27%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	1,000	965,282
Mueller Water Products, Inc.	7.375%	6/1/2017	2,176	2,219,520
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	1,750	2,004,728
Total				5,189,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 2.30%

Aon Corp.	8.205%	1/1/2027	$6,500	$8,367,281
CNO Financial Group, Inc.†	6.375%	10/1/2020	3,387	3,641,025
Protective Life Corp.	8.45%	10/15/2039	4,100	6,267,543
Prudential Financial, Inc.	5.625%	6/15/2043	15,852	17,080,530
Symetra Financial Corp.	4.25%	7/15/2024	4,950	5,033,967
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	3,201	3,382,275
Willis North America, Inc.	7.00%	9/29/2019	989	1,164,690
Total				44,937,311

Investment Management Companies 0.44%

Ares Capital Corp.	4.875%	11/30/2018	4,000	4,240,088
Nuveen Investments, Inc.†	9.125%	10/15/2017	975	1,051,050
Oaktree Capital Management LP†	6.75%	12/2/2019	2,821	3,361,106
Total				8,652,244

Leasing 0.56%

Aviation Capital Group Corp.†	6.75%	4/6/2021	5,750	6,546,542
Aviation Capital Group Corp.†	7.125%	10/15/2020	3,750	4,286,254
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	97	99,425
Total				10,932,221

Leisure 1.01%

Carnival plc (United Kingdom)	7.875%	6/1/2027	5,500	6,994,361
Central Garden and Pet Co.	8.25%	3/1/2018	900	932,625
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,939	9,189,392
Seneca Gaming Corp.†	8.25%	12/1/2018	2,500	2,650,000
Total				19,766,378

Lodging 1.08%

Host Hotels & Resorts LP	5.25%	3/15/2022	5,425	6,041,806
Host Hotels & Resorts LP	6.00%	10/1/2021	3,835	4,463,265
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,711,688
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,450	1,531,562
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,382,625
Total				21,130,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.66%

Lorillard Tobacco Co.	6.875%	5/1/2020	$1,665	$1,978,523
Lorillard Tobacco Co.	8.125%	6/23/2019	2,615	3,254,077
Lorillard Tobacco Co.	8.125%	5/1/2040	3,200	4,443,626
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	3,825	3,251,250
Total				12,927,476

Machinery: Industrial/Specialty 0.07%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,300	1,449,500

Manufacturing 0.35%

Hillenbrand, Inc.	5.50%	7/15/2020	5,250	5,748,498
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	900	1,003,500
Total				6,751,998

Media 2.92%

21st Century Fox America, Inc.	6.75%	1/9/2038	13,671	17,194,796
Discovery Communications LLC	6.35%	6/1/2040	5,960	7,374,552
Gannett Co., Inc.	7.125%	9/1/2018	1,000	1,038,125
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	4,595	4,953,410
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	2,250	2,536,875
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	6,425	6,631,834
LIN Television Corp.	8.375%	4/15/2018	169	176,922
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	636,000
Time Warner, Inc.	7.625%	4/15/2031	9,500	13,190,037
Videotron Ltd (Canada)(b)	9.125%	4/15/2018	105	108,675
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	3,000	3,360,000
Total				57,201,226

Merchandising 0.20%

Kemet Corp.	10.50%	5/1/2018	3,750	3,956,250

Metals & Minerals: Miscellaneous 1.32%

Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	12,325	12,522,410
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	2,500	2,683,985
IAMGOLD Corp. (Canada)†(b)	6.75%	10/1/2020	1,250	1,143,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	$2,000	$2,110,000
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	1,250	1,335,937
Yamana Gold, Inc. (Canada)†(b)	4.95%	7/15/2024	5,960	6,104,453
Total				25,900,535

Natural Gas 0.98%

Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	2,600	2,808,000
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	1,000	1,026,464
Kinder Morgan, Inc.	7.75%	1/15/2032	2,500	3,143,750
Kinder Morgan, Inc.	7.80%	8/1/2031	2,350	2,925,750
SourceGas LLC†	5.90%	4/1/2017	4,150	4,370,543
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,129,576
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,000	2,761,380
Total				19,165,463

Oil 3.42%

Afren plc (United Kingdom)†(b)	6.625%	12/9/2020	1,000	957,700
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	2,100	2,220,750
Canadian Oil Sands Ltd. (Canada)†(b)	7.90%	9/1/2021	1,250	1,597,335
Chaparral Energy, Inc.	8.25%	9/1/2021	2,917	3,161,299
Continental Resources, Inc.	7.125%	4/1/2021	975	1,094,428
DCP Midstream LLC†	5.85%	5/21/2043	5,000	4,875,000
DCP Midstream LLC†	9.75%	3/15/2019	5,000	6,476,740
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.082%	12/30/2023	772	781,713
Energy XXI Gulf Coast, Inc.†	6.875%	3/15/2024	2,335	2,381,700
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,900	1,995,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	2,100	2,289,000
Gulfport Energy Corp.†	7.75%	11/1/2020	2,385	2,575,800
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,733,312
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,000	1,060,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	2,500	2,762,500
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	2,594	2,762,610
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	2,850	3,021,000
Memorial Resource Development Corp.†	5.875%	7/1/2022	1,144	1,164,020
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	601,500
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%	11/2/2017	1,427	1,282,160
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,265,500
Pioneer Energy Services Corp.†	6.125%	3/15/2022	2,250	2,295,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Rice Energy, Inc.†	6.25%	5/1/2022	$2,385	$2,450,587
SEACOR Holdings, Inc.	7.375%	10/1/2019	2,637	2,940,255
Seadrill Ltd.†	6.625%	9/15/2020	2,000	1,982,500
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	2,000	2,210,000
Seventy Seven Energy, Inc.†	6.50%	7/15/2022	1,095	1,133,325
Valero Energy Corp.	10.50%	3/15/2039	4,000	6,798,812
Total				66,869,546

Oil: Crude Producers 4.38%

Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	7,073,879
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.125%	3/1/2022	1,500	1,560,000
Enbridge Energy Partners LP	8.05%	10/1/2037	5,000	5,650,000
Enterprise Products Operating LLC	7.55%	4/15/2038	4,225	6,006,070
Forest Oil Corp.	7.25%	6/15/2019	1,500	1,449,375
Kerr-McGee Corp.	7.125%	10/15/2027	3,100	4,107,351
Kerr-McGee Corp.	7.875%	9/15/2031	2,265	3,236,882
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	5,687,500
Murphy Oil Corp.	3.70%	12/1/2022	3,115	3,138,668
OGX Austria GmbH (Austria)†(b)(f)	8.50%	6/1/2018	1,800	76,500
Plains Exploration & Production Co.	6.625%	5/1/2021	1,500	1,666,875
Plains Exploration & Production Co.	6.75%	2/1/2022	8,408	9,564,100
Plains Exploration & Production Co.	8.625%	10/15/2019	2,500	2,634,375
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	3,500	3,780,000
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,894	2,045,520
Ruby Pipeline LLC†	6.00%	4/1/2022	9,200	10,486,187
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	6,000	6,517,500
Southeast Supply Header LLC†	4.25%	6/15/2024	6,450	6,669,887
Southern Star Central Corp.†	5.125%	7/15/2022	2,000	2,030,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	7.875%	10/15/2018	850	888,781
W&T Offshore, Inc.	8.50%	6/15/2019	1,350	1,451,250
Total				85,720,700

Oil: Integrated Domestic 2.43%

Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	2,500	2,626,563
El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	5,486	7,286,494
Enterprise Products Operating LLC(g)	8.375%	8/1/2066	8,000	8,939,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Hess Corp.	7.125%	3/15/2033	$1,650	$2,242,985
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	7,360	9,063,281
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	600	750,414
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,583	1,983,668
Newfield Exploration Co.	6.875%	2/1/2020	2,500	2,637,500
Newfield Exploration Co.	7.125%	5/15/2018	2,000	2,062,500
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,848,216
Total				47,440,621

Oil: Integrated International 1.95%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	9,705	11,149,657
Transocean, Inc.	6.375%	12/15/2021	11,700	13,261,646
Weatherford International Ltd.	9.875%	3/1/2039	7,150	11,350,067
YPF SA (Argentina)†(b)	8.75%	4/4/2024	2,330	2,429,025
Total				38,190,395

Paper & Forest Products 0.86%

Exopack Holding Corp.†	10.00%	6/1/2018	1,750	1,887,812
Georgia-Pacific LLC	8.875%	5/15/2031	8,475	12,984,107
Potlatch Corp.	7.50%	11/1/2019	1,740	2,018,400
Total				16,890,319

Railroads 0.30%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,953,635

Real Estate Investment Trusts 3.15%

Alexandria Real Estate Equities, Inc.	4.50%	7/30/2029	2,600	2,687,573
American Tower Corp.	4.70%	3/15/2022	6,117	6,569,909
CBRE Services, Inc.	6.625%	10/15/2020	2,475	2,617,313
China South City Holdings Ltd. (Hong Kong)(b)	8.25%	1/29/2019	1,000	1,034,400
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	450	489,375
Digital Realty Trust LP	5.875%	2/1/2020	3,500	3,924,861
EPR Properties	5.25%	7/15/2023	3,013	3,228,460
EPR Properties	7.75%	7/15/2020	8,000	9,769,504
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	5,444	6,376,105
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	3,225	3,649,423
Hospitality Properties Trust	4.65%	3/15/2024	2,000	2,088,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Iron Mountain, Inc.	8.375%	8/15/2021	$3,850	$4,023,250
Kilroy Realty LP	6.625%	6/1/2020	5,000	5,926,490
Potlatch Corp.	6.95%	12/15/2015	500	539,063
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part	4.50%	12/1/2022	283	289,871
Vornado Realty LP	5.00%	1/15/2022	5,300	5,844,601
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,554,363
Total				61,612,971

Retail 1.81%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	100	107,750
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	4,650	4,557,000
DBP Holding Corp.†	7.75%	10/15/2020	1,025	978,875
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,375	1,437,774
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	1,511	1,552,553
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	3,250	3,315,000
Party City Holdings, Inc.	8.875%	8/1/2020	1,750	1,938,125
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	2,190	2,252,962
QVC, Inc.	5.125%	7/2/2022	2,125	2,284,983
QVC, Inc.†	7.375%	10/15/2020	13,000	13,899,548
QVC, Inc.†	7.50%	10/1/2019	3,000	3,131,640
Total				35,456,210

Savings & Loan 0.31%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,263	6,085,438

Specialty Materials 0.10%

Interline Brands, Inc. PIK	10.00%	11/15/2018	1,900	2,018,750

Steel 1.06%

Allegheny Technologies, Inc.	5.875%	8/15/2023	3,425	3,784,337
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,780,003
GTL Trade Finance, Inc.†	7.25%	4/16/2044	1,000	1,061,250
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,801,160
Valmont Industries, Inc.	6.625%	4/20/2020	2,775	3,301,870
Total				20,728,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.29%

DynCorp International, Inc.	10.375%	7/1/2017	$2,350	$2,238,375
VeriSign, Inc.	4.625%	5/1/2023	3,550	3,505,625
Total				5,744,000

Telecommunications 4.75%

Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	2,700	2,848,500
Block Communications, Inc.†	7.25%	2/1/2020	500	527,500
Cincinnati Bell, Inc.	8.75%	3/15/2018	3,250	3,408,437
Consolidated Communications Finance Co.	10.875%	6/1/2020	3,600	4,171,500
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	1,750	1,820,000
ENTEL Chile SA (Chile)†(b)	4.75%	8/1/2026	1,500	1,528,998
GTE Corp.	6.94%	4/15/2028	34,198	42,622,541
GTE Corp.	8.75%	11/1/2021	905	1,202,830
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	1,500	1,578,750
Level 3 Communications, Inc.	11.875%	2/1/2019	750	824,063
MetroPCS Wireless, Inc.	7.875%	9/1/2018	5,450	5,690,481
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	3,075	3,082,688
MTS International Funding Ltd. (Ireland)†(b)	8.625%	6/22/2020	600	681,960
Orange SA (France)(b)	9.00%	3/1/2031	2,545	3,896,568
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,700	1,831,750
Turk Telekomunikasyon AS (Turkey)†(b)	4.875%	6/19/2024	3,660	3,632,550
U.S. Cellular Corp.	6.70%	12/15/2033	5,882	5,898,252
Verizon Communications, Inc.	5.85%	9/15/2035	5,955	7,080,179
Windstream Corp.	8.125%	9/1/2018	500	522,375
Total				92,849,922

Telephone-Long Distance 0.16%

Qwest Capital Funding, Inc.	6.875%	7/15/2028	3,005	3,095,150

Tobacco 0.70%

Altria Group, Inc.	9.95%	11/10/2038	8,075	13,758,912

Transportation: Miscellaneous 0.56%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	222	234,488
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	3,175	3,345,656
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.875%	8/12/2020	1,350	1,448,010
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,250	5,961,485
Total				10,989,639

Utilities 0.86%

Aquarion Co.†	4.00%	8/15/2024	6,500	6,463,184
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,309,290
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,890	8,964,848
Total				16,737,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical 0.16%

Puget Sound Energy, Inc.(h)	6.974%	6/1/2067	$3,000	$3,157,362
Total Corporate Bonds (cost $1,405,863,879)				1,477,053,941

FLOATING RATE LOANS(i) 1.62%

Energy Equipment & Services 0.07%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	1,392	1,419,246

Financial Services 0.11%

Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019	2,153	2,162,861

Food 0.02%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	324	334,184

Gaming 0.31%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,220	2,217,556
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	3,885	3,878,199
Total				6,095,755

Health Care 0.17%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	357	359,041
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	201	204,053
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2,769	2,751,694
Total				3,314,788

Metals & Minerals: Miscellaneous 0.17%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/16/2022	3,250	3,282,500

Services 0.38%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	1,500	1,506,720
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	765	791,966
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	1,150	1,156,227
Kasima LLC Term Loan	3.25%	5/17/2021	2,000	1,990,000
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	2,000	2,007,510
Total				7,452,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.15%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020		$3,000	$3,004,515

Utilities 0.24%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020		1,293	1,328,558
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019		2,150	2,209,125
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		1,152	1,174,782
Total					4,712,465
Total Floating Rate Loans (cost $31,598,051)					31,778,737

FOREIGN BONDS(d) 1.14%

Brazil 0.05%

BRF SA†	7.75%	5/22/2018	BRL	2,500	982,801

France 0.02%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	275	384,852

Italy 0.01%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	200	276,586

Luxembourg 0.14%

Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	500	558,929
Sunrise Communications International SA†	7.00%	12/31/2017	EUR	1,500	2,071,935
Total					2,630,864

Mexico 0.12%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,334,690

United Kingdom 0.80%

Old Mutual plc	8.00%	6/3/2021	GBP	5,000	9,649,401
R&R Ice Cream plc†	5.50%	5/15/2020	GBP	584	957,467
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,750	2,360,347
Virgin Media Finance plc	8.875%	10/15/2019	GBP	1,500	2,620,963
Total					15,588,178
Total Foreign Bonds (cost $21,571,318)					22,197,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.53%

Argentina 0.04%

City of Buenos Aires†	9.95%		3/1/2017	$500		$488,000
Provincia de Neuquen†	7.875%		4/26/2021	164		162,360
Republic of Argentina(f)	8.28%		12/31/2033	210		169,296
Total						819,656

Brazil 0.11%

Federal Republic of Brazil†	5.333%		2/15/2028	2,000		2,050,000

Dominican Republic 0.05%

Dominican Republic†	7.50%		5/6/2021	900		1,041,750

Ghana 0.14%

Republic of Ghana†	7.875%		8/7/2023	2,900		2,823,875

Indonesia 0.11%

Perusahaan Penerbit SBSN†	3.30%		11/21/2022	1,200		1,143,000
Perusahaan Penerbit SBSN†	4.00%		11/21/2018	900		932,625
Total						2,075,625

Panama 0.02%

Republic of Panama	4.30%		4/29/2053	375		344,063

Russia 0.04%

Russia Eurobonds†	4.875%		9/16/2023	800		788,960

Venezuela 0.02%

Republic of Venezuela	9.375%		1/13/2034	450		343,125
Total Foreign Government Obligations (cost $10,432,809)						10,287,054

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.07%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(j)	10/15/2020	—	(k)	2,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	$7		$7,075
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(j)	8/15/2021	1		3,965
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(j)	12/15/2020	—	(k)	1,387
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(j)	12/15/2020	—	(k)	2,070
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(j)	2/15/2021	—	(k)	1,334
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(j)	2/15/2021	—	(k)	1,515
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(j)	4/15/2021	—	(k)	730
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(j)	4/15/2021	—	(k)	1,181
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(j)	4/15/2021	—	(k)	3,873
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(j)	5/15/2021	—	(k)	5,732
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	12		11,835
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(j)	9/15/2021	—	(k)	1,831
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	20		19,785
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(j)	11/15/2021	—	(k)	844
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(j)	2/15/2022	—	(k)	351
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(j)	4/15/2022	—	(k)	469
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	48		46,321
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	21		20,427
Federal National Mortgage Assoc. 94 2 IO	9.50	%(j)	8/25/2021	5		1,038
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	3		2,461
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(j)	12/25/2021	—	(k)	1,069
Government National Mortgage Assoc. 2013-48 IO	0.617	%#	7/16/2054	21,467		1,210,342
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,344,054)						1,347,850

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.40%

Federal National Mortgage Assoc. (l)	3.50%		TBA	54,490		55,990,057
Federal National Mortgage Assoc.(l)	4.00%		TBA	12,210		12,901,110
Federal National Mortgage Assoc.(l)	4.50%		TBA	4,500		4,849,541
Government National Mortgage Assoc.(l)	4.00%		TBA	29,960		31,930,808
Total Government Sponsored Enterprises Pass-Throughs (cost $105,257,353)						105,671,516

MUNICIPAL BONDS 3.63%

Education 0.07%

Univ of California Bd of Regs	6.27%		5/15/2031	1,300		1,456,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric Revenue Bonds 0.44%

American Municipal Power, Inc.	7.334%	2/15/2028	$1,100	$1,405,745
American Municipal Power, Inc.	7.834%	2/15/2041	5,000	7,290,650
Total				8,696,395

Miscellaneous 1.65%

Chicago, IL	6.845%	1/1/2038	4,750	5,345,982
Dallas Convention Center Hotel	7.088%	1/1/2042	2,750	3,576,403
Los Angeles Cnty, CA	7.488%	8/1/2033	850	1,141,066
Miami Dade Cnty, FL	6.91%	7/1/2039	3,065	3,469,151
New York City Indus Dev Agy†	11.00%	3/1/2029	8,489	12,151,409
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	6,000	6,630,540
Total				32,314,551

Power 0.33%

Guam Pwr Auth	7.50%	10/1/2015	1,035	1,038,302
Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	1,000	1,164,750
Municipal Elec Auth of Georgia	7.055%	4/1/2057	3,650	4,189,689
Total				6,392,741

Toll Roads 0.78%

Metropolitan Washington Arpt	7.462%	10/1/2046	3,300	4,549,545
Metropolitan Washington Arpt	8.00%	10/1/2047	1,120	1,546,485
North Texas Tollway Auth	8.41%	2/1/2030	1,345	1,590,543
North Texas Tollway Auth	8.91%	2/1/2030	6,250	7,533,062
Total				15,219,635

Transportation 0.16%

Clark Cnty, NV	6.881%	7/1/2042	2,750	3,045,982

Water/Sewer 0.20%

Chicago, IL	6.742%	11/1/2040	3,000	3,941,130
Total Municipal Bonds (cost $66,823,466)				71,066,460

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.94%

Banc of America Commercial Mortgage Trust 2007-2 AM	5.791%#	4/10/2049	8,245	9,034,331
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	1,325	1,493,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	$5,100	$4,949,575
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.097%#	9/15/2039	1,300	1,428,250
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.184%#	10/18/2054	1,250	1,267,090
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(b)	0.236%#	12/20/2054	510	505,677
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,050	1,066,095
GS Mortgage Securities Corp. II 2013-KING B†	3.241%	12/10/2027	2,500	2,566,485
GS Mortgage Securities Trust II 2013-GC12 XA(m)	1.921%#	6/10/2046	29,525	2,902,979
GS Mortgage Securities Trust II 2013-GC12 XB	0.684%#	6/10/2046	47,400	2,047,348
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.71%#	3/18/2051	3,810	4,046,944
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	1,472	1,531,061
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	721	752,838
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.45%#	4/15/2047	6,821	427,794
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%#	4/15/2047	1,896	53,097
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	2,041	1,854,021
Merrill Lynch/Countrywide Commercial Mortgage Trust†	3.00%	7/27/2036	535	522,930
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%#	6/27/2037	904	888,565
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,296	1,195,929
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	1,554	1,434,613
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	3,004	2,759,838
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,970	1,974,096
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,907,346
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	3,360	3,635,150
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.438%#	7/15/2046	2,256	2,098,575
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	1,752	1,763,519
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%	5/15/2047	2,087	2,177,463
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.41%#	5/15/2047	13,524	1,070,985
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.734%#	5/15/2047	2,617	135,924
Total Non-Agency Commercial Mortgage-Backed Securities (cost $57,187,219)				57,492,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.16%

Utilities

SCE Trust III (cost $2,990,000)	5.75%		120	$3,178,968
Total Long-Term Investments (cost $1,883,421,466)				1,960,626,276

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 4.07%

COMMERCIAL PAPER 0.69%

Aerospace/Defense 0.08%

Textron, Inc.	Zero Coupon	9/23/2014	$1,500	1,499,501

Energy Equipment & Services 0.36%

Talisman Energy, Inc.	Zero Coupon	9/11/2014	3,000	2,999,475
Talisman Energy, Inc.	Zero Coupon	9/5/2014	4,000	3,999,766
Total				6,999,241

Railroads 0.10%

Kansas City Southern Railway	Zero Coupon	9/11/2014	2,000	1,999,750

Utilities 0.10%

Hawaiian Electric Co.	Zero Coupon	9/12/2014	2,000	1,999,678

Utilities: Miscellaneous 0.05%

Entergy Corp.	Zero Coupon	10/3/2014	1,000	999,251
Total Commercial Paper (cost $13,497,177)				13,497,421

CORPORATE BOND 0.03%

Leasing

International Lease Finance Corp.† (cost $500,000)	6.50%	9/1/2014	500	500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(i) 0.08%

Telecommunications

Consolidated Communications, Inc. Bridge Term Loan (cost $1,500,000)	—	1/30/2015	$1,500	$1,500,000

REPURCHASE AGREEMENT 3.27%

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $66,135,000 of U.S. Treasury Note at 0.50% due 7/31/2017; value: $65,308,313; proceeds: $64,023,659 (cost $64,023,659)			64,024	64,023,659
Total Short-Term Investments (cost $79,520,836)				79,521,080
Total Investments in Securities 104.30% (cost $1,962,942,302)				2,040,147,356
Liabilities in Excess of Other Assets(n) (4.30%)				(84,153,016)
Net Assets 100.00%				$1,955,994,340

BRL	Brazilian real.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2014 (See Note 2(j)).
(f)	Defaulted security.
(g)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(h)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2014.
(j)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(k)	Amount is less than $1,000.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2014.
(n)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, total return swap and reverse repurchase agreement as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	9/10/2014	57,225,000	$6,499,148	$6,746,984	$247,836
Argentine peso	Buy	J.P. Morgan	9/10/2014	815,000	93,410	96,091	2,681
Argentine peso	Buy	J.P. Morgan	10/10/2014	1,350,000	152,370	153,025	655
Argentine peso	Buy	J.P. Morgan	10/10/2014	23,600,000	2,663,657	2,675,108	11,451
Brazilian real	Buy	Barclays Bank plc	11/12/2014	310,000	133,223	135,823	2,600
Brazilian real	Buy	J.P. Morgan	9/10/2014	11,850,000	5,041,481	5,282,903	241,422
Brazilian real	Buy	J.P. Morgan	11/12/2014	14,135,000	6,046,800	6,193,124	146,324
Brazilian real	Buy	Morgan Stanley	10/10/2014	215,000	94,526	95,036	510
Brazilian real	Buy	Morgan Stanley	10/10/2014	9,425,000	4,098,895	4,166,105	67,210
Brazilian real	Buy	Morgan Stanley	11/12/2014	450,000	193,324	197,163	3,839
Indian rupee	Buy	J.P. Morgan	9/10/2014	113,200,000	1,859,670	1,863,374	3,704
Indian rupee	Buy	J.P. Morgan	11/12/2014	517,500,000	8,297,258	8,441,400	144,142
Indonesian rupiah	Buy	J.P. Morgan	10/10/2014	13,700,000,000	1,148,173	1,160,668	12,495
Indonesian rupiah	Buy	J.P. Morgan	11/12/2014	61,300,000,000	5,109,185	5,164,497	55,312
Indonesian rupiah	Buy	Morgan Stanley	10/10/2014	1,600,000,000	134,165	135,552	1,387
Indonesian rupiah	Buy	Morgan Stanley	10/10/2014	9,700,000,000	801,785	821,787	20,002
Malaysian ringgit	Buy	Barclays Bank plc	11/12/2014	9,810,000	3,043,937	3,085,022	41,085
Malaysian ringgit	Buy	J.P. Morgan	10/10/2014	8,400,000	2,615,926	2,646,680	30,754
Mexican peso	Buy	Deutsche Bank AG	9/10/2014	2,215,000	168,250	169,305	1,055
Mexican peso	Buy	Goldman Sachs	11/12/2014	1,780,000	134,810	135,509	699
Mexican peso	Buy	J.P. Morgan	10/10/2014	1,505,000	114,235	114,807	572
Mexican peso	Buy	J.P. Morgan	11/12/2014	96,470,000	7,243,689	7,344,144	100,455
Philippine peso	Buy	Barclays Bank plc	10/10/2014	26,300,000	601,404	602,141	737
Philippine peso	Buy	Barclays Bank plc	11/12/2014	227,000,000	5,142,961	5,195,923	52,962
Philippine peso	Buy	Barclays Bank plc	11/12/2014	8,500,000	194,184	194,561	377
Philippine peso	Buy	J.P. Morgan	9/10/2014	244,500,000	5,590,488	5,605,227	14,739
Philippine peso	Buy	J.P. Morgan	9/10/2014	4,100,000	93,435	93,994	559
Philippine peso	Buy	J.P. Morgan	11/12/2014	4,500,000	102,909	103,003	94
Philippine peso	Buy	J.P. Morgan	11/12/2014	4,200,000	95,707	96,136	429
South African rand	Buy	Deutsche Bank AG	10/10/2014	12,030,000	1,106,866	1,121,083	14,217
South African rand	Buy	Deutsche Bank AG	10/10/2014	21,950,000	2,028,824	2,045,533	16,709
South African rand	Buy	Deutsche Bank AG	11/12/2014	30,130,000	2,780,090	2,792,201	12,111
South African rand	Buy	Deutsche Bank AG	11/12/2014	1,665,000	153,764	154,299	535
South African rand	Buy	Goldman Sachs	10/10/2014	2,250,000	207,982	209,679	1,697
South African rand	Buy	UBS AG	9/10/2014	67,400,000	6,271,867	6,311,872	40,005
South African rand	Buy	UBS AG	10/10/2014	6,200,000	571,426	577,782	6,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
South Korean won	Buy	Bank of America	9/11/2014	2,880,000,000	$2,799,977	$2,838,480	$38,503
South Korean won	Buy	Barclays Bank plc	11/12/2014	4,155,000,000	4,001,348	4,080,951	79,603
South Korean won	Buy	J.P. Morgan	10/10/2014	155,000,000	150,427	152,421	1,994
South Korean won	Buy	J.P. Morgan	11/12/2014	235,000,000	229,710	230,812	1,102
Thai baht	Buy	Bank of America	9/10/2014	4,200,000	128,993	131,453	2,460
Thai baht	Buy	Bank of America	11/12/2014	3,700,000	115,373	115,458	85
Thai baht	Buy	J.P. Morgan	9/10/2014	267,800,000	8,200,386	8,381,685	181,299
Thai baht	Buy	Morgan Stanley	10/10/2014	12,100,000	375,660	378,167	2,507
Thai baht	Buy	Morgan Stanley	10/10/2014	6,100,000	189,323	190,646	1,323
Turkish lira	Buy	Deutsche Bank AG	11/12/2014	2,355,000	1,069,477	1,072,884	3,407
Turkish lira	Buy	Deutsche Bank AG	11/12/2014	4,265,000	1,927,391	1,943,036	15,645
Turkish lira	Buy	J.P. Morgan	11/12/2014	170,000	76,776	77,448	672
British pound	Sell	Bank of America	10/17/2014	1,080,000	1,842,994	1,792,327	50,667
British pound	Sell	Bank of America	10/17/2014	540,000	905,397	896,163	9,234
British pound	Sell	Goldman Sachs	10/17/2014	1,825,000	3,129,643	3,028,700	100,943
British pound	Sell	J.P. Morgan	9/11/2014	5,740,000	9,632,238	9,528,667	103,571
Canadian dollar	Sell	Bank of America	10/7/2014	790,000	738,818	725,985	12,833
Canadian dollar	Sell	Bank of America	10/7/2014	7,000	6,505	6,433	72
euro	Sell	Bank of America	10/10/2014	2,665,000	3,628,648	3,502,437	126,211
euro	Sell	Bank of America	11/13/2014	220,000	295,649	289,204	6,445
euro	Sell	J.P. Morgan	11/12/2014	1,480,000	1,962,158	1,945,538	16,620
euro	Sell	J.P. Morgan	11/13/2014	580,000	776,641	762,447	14,194
euro	Sell	J.P. Morgan	11/13/2014	535,000	714,907	703,291	11,616
euro	Sell	Morgan Stanley	10/17/2014	2,300,000	3,127,419	3,022,892	104,527
Hungarian forint	Sell	J.P. Morgan	9/10/2014	645,000,000	2,805,779	2,691,000	114,779
Hungarian forint	Sell	J.P. Morgan	9/10/2014	26,110,000	114,061	108,933	5,128
Russian ruble	Sell	J.P. Morgan	9/10/2014	126,900,000	3,570,122	3,421,982	148,140
Swiss franc	Sell	UBS AG	11/19/2014	525,000	580,211	572,327	7,884
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							2,459,181

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	Barclays Bank plc	11/12/2014	1,200,000	134,078	130,508	(3,570)
Argentine peso	Buy	J.P. Morgan	10/10/2014	6,100,000	695,950	691,447	(4,503)
Argentine peso	Buy	J.P. Morgan	11/12/2014	22,435,000	2,484,221	2,439,966	(44,255)
Argentine peso	Buy	J.P. Morgan	11/12/2014	1,425,000	156,938	154,979	(1,959)
British pound	Buy	J.P. Morgan	10/17/2014	513,500	871,541	852,185	(19,356)
British pound	Buy	J.P. Morgan	10/17/2014	660,000	1,096,209	1,095,311	(898)
Canadian dollar	Buy	Bank of America	10/7/2014	797,000	740,479	732,418	(8,061)
Chilean peso	Buy	J.P. Morgan	10/10/2014	65,000,000	114,833	110,396	(4,437)
Chilean peso	Buy	J.P. Morgan	10/10/2014	87,500,000	152,399	148,611	(3,788)
Chilean peso	Buy	J.P. Morgan	11/12/2014	1,550,000,000	2,662,315	2,625,390	(36,925)
Chilean peso	Buy	J.P. Morgan	11/12/2014	80,000,000	137,891	135,504	(2,387)
Chilean peso	Buy	J.P. Morgan	11/12/2014	113,725,000	193,987	192,627	(1,360)
Chilean peso	Buy	Morgan Stanley	10/10/2014	595,000,000	1,060,549	1,010,551	(49,998)
Chilean peso	Buy	UBS AG	9/10/2014	4,860,000,000	8,705,777	8,277,178	(428,599)
Colombian peso	Buy	Barclays Bank plc	11/12/2014	145,000,000	76,094	74,915	(1,179)
Colombian peso	Buy	Morgan Stanley	10/10/2014	320,000,000	170,332	165,883	(4,449)
Colombian peso	Buy	UBS AG	9/10/2014	4,665,000,000	2,436,922	2,426,699	(10,223)
Colombian peso	Buy	UBS AG	11/12/2014	10,100,000,000	5,294,889	5,218,249	(76,640)
euro	Buy	J.P. Morgan	10/10/2014	1,850,000	2,498,911	2,431,336	(67,575)
Hungarian forint	Buy	Barclays Bank plc	10/10/2014	425,000,000	1,861,776	1,771,581	(90,195)
Hungarian forint	Buy	Barclays Bank plc	10/10/2014	425,000,000	1,861,914	1,771,581	(90,333)
Hungarian forint	Buy	Barclays Bank plc	11/12/2014	60,000,000	252,203	249,843	(2,360)
Hungarian forint	Buy	Deutsche Bank AG	10/10/2014	35,600,000	152,581	148,396	(4,185)
Hungarian forint	Buy	Goldman Sachs	9/10/2014	2,152,500,000	9,663,438	8,980,429	(683,009)
Hungarian forint	Buy	Goldman Sachs	11/12/2014	912,000,000	3,851,620	3,797,611	(54,009)
Hungarian forint	Buy	J.P. Morgan	10/10/2014	58,400,000	255,170	243,436	(11,734)
Hungarian forint	Buy	J.P. Morgan	11/12/2014	22,600,000	95,996	94,107	(1,889)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hungarian forint	Buy	Morgan Stanley	9/10/2014	51,200,000	$225,916	$213,611	$(12,305)
Indian rupee	Buy	Bank of America	10/10/2014	9,100,000	150,448	149,100	(1,348)
Indian rupee	Buy	Barclays Bank plc	11/12/2014	8,225,000	134,615	134,165	(450)
Indian rupee	Buy	J.P. Morgan	10/10/2014	11,600,000	190,833	190,061	(772)
Indian rupee	Buy	J.P. Morgan	10/10/2014	251,800,000	4,161,640	4,125,633	(36,007)
Indian rupee	Buy	Morgan Stanley	11/12/2014	13,100,000	214,705	213,686	(1,019)
Indonesian rupiah	Buy	Barclays Bank plc	10/10/2014	1,800,000,000	152,831	152,497	(334)
Indonesian rupiah	Buy	Barclays Bank plc	12/10/2014	3,700,000,000	311,380	310,158	(1,222)
Indonesian rupiah	Buy	J.P. Morgan	12/10/2014	65,600,000,000	5,513,995	5,499,024	(14,971)
Mexican peso	Buy	Deutsche Bank AG	10/10/2014	97,320,000	7,441,960	7,423,944	(18,016)
Mexican peso	Buy	Deutsche Bank AG	10/10/2014	2,300,000	176,246	175,453	(793)
Mexican peso	Buy	Deutsche Bank AG	10/10/2014	1,490,000	114,051	113,663	(388)
Peruvian Nuevo sol	Buy	UBS AG	10/10/2014	5,100,000	1,811,080	1,783,680	(27,400)
Philippine peso	Buy	Barclays Bank plc	10/10/2014	8,300,000	190,888	190,029	(859)
Philippine peso	Buy	UBS AG	10/10/2014	215,400,000	4,944,336	4,931,601	(12,735)
Polish zloty	Buy	Barclays Bank plc	10/10/2014	7,490,000	2,452,056	2,333,110	(118,946)
Polish zloty	Buy	Deutsche Bank AG	10/10/2014	415,000	133,191	129,271	(3,920)
Polish zloty	Buy	J.P. Morgan	11/12/2014	25,600,000	8,129,198	7,959,142	(170,056)
Polish zloty	Buy	J.P. Morgan	11/12/2014	800,000	251,248	248,723	(2,525)
Russian ruble	Buy	Bank of America	11/12/2014	3,500,000	95,087	92,839	(2,248)
Russian ruble	Buy	Barclays Bank plc	11/12/2014	24,100,000	647,284	639,262	(8,022)
Russian ruble	Buy	J.P. Morgan	9/10/2014	366,500,000	10,319,729	9,883,028	(436,701)
Russian ruble	Buy	J.P. Morgan	11/12/2014	4,300,000	116,832	114,059	(2,773)
Russian ruble	Buy	Morgan Stanley	9/10/2014	3,950,000	111,865	106,516	(5,349)
Russian ruble	Buy	Morgan Stanley	10/10/2014	41,975,000	1,193,658	1,122,498	(71,160)
South African rand	Buy	Morgan Stanley	11/12/2014	1,465,000	136,430	135,764	(666)
South Korean won	Buy	Bank of America	9/11/2014	134,000,000	132,153	132,068	(85)
South Korean won	Buy	Barclays Bank plc	10/10/2014	5,815,000,000	5,739,752	5,718,263	(21,489)
Turkish lira	Buy	Deutsche Bank AG	10/10/2014	7,915,000	3,655,300	3,631,850	(23,450)
Turkish lira	Buy	Deutsche Bank AG	10/10/2014	7,915,000	3,656,335	3,631,850	(24,485)
Turkish lira	Buy	Deutsche Bank AG	10/10/2014	4,300,000	1,988,697	1,973,083	(15,614)
Turkish lira	Buy	Deutsche Bank AG	10/10/2014	205,000	94,205	94,066	(139)
Turkish lira	Buy	Goldman Sachs	10/10/2014	830,000	383,998	380,851	(3,147)
Turkish lira	Buy	J.P. Morgan	10/10/2014	205,000	96,134	94,066	(2,068)
Brazilian real	Sell	Morgan Stanley	9/10/2014	4,050,000	1,771,576	1,805,549	(33,973)
Singapore dollar	Sell	Goldman Sachs	9/10/2014	6,765,000	5,405,544	5,416,086	(10,542)
Singapore dollar	Sell	Goldman Sachs	11/12/2014	350,000	279,698	280,206	(508)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,794,361)

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Ultra Long U.S. Treasury Bond	December 2014	384	Long	$59,712,000	$1,035,965

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2014	3,345	Long	$397,506,213	$(266,064)
U.S. 10-Year Treasury Note	December 2014	2,826	Short	(355,457,813)	(1,151,446)
U.S. Long Bond	December 2014	224	Short	(31,381,000)	(310,135)
Totals				$10,667,400	$(1,727,645)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

Open Total Return Swap at August 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$174,215	417 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$174,215	4/13/2015	$174,215

Reverse Repurchase Agreement Payable as of August 31, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan	$632,710	$806,000 principal, PPL Energy Supply LLC at 4.60% due 12/15/2021, $785,758 fair value	(0.05)%	6/27/2014	On Demand	$632,297

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of repurchase agreement is presented net of interest receivable of $413.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$180,551,611	$—	$180,551,611
Corporate Bonds	—	1,477,553,941	—	1,477,553,941
Floating Rate Loans(4)
Energy Equipment & Services	—	1,419,246	—	1,419,246
Financial Services	—	2,162,861	—	2,162,861
Food	—	334,184	—	334,184
Gaming	—	6,095,755	—	6,095,755
Health Care	—	3,314,788	—	3,314,788
Metals & Minerals: Miscellaneous	—	3,282,500	—	3,282,500
Services	—	7,452,423	—	7,452,423
Telecommunications	—	4,504,515	—	4,504,515
Utilities	—	—	4,712,465	4,712,465
Foreign Bonds	—	22,197,971	—	22,197,971
Foreign Government Obligations	—	10,287,054	—	10,287,054
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,347,850	—	1,347,850
Government Sponsored Enterprises Pass-Throughs	—	105,671,516	—	105,671,516
Municipal Bonds	—	71,066,460	—	71,066,460
Non-Agency Commercial Mortgage-Backed Securities	—	57,492,168	—	57,492,168
Preferred Stocks	3,178,968	—	—	3,178,968
Commercial Paper	—	13,497,421	—	13,497,421
Repurchase Agreement	—	64,023,659	—	64,023,659
Total	$3,178,968	$2,032,255,923	$4,712,465	$2,040,147,356
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,459,181	$—	$2,459,181
Liabilities	—	(2,794,361)	—	(2,794,361)
Futures Contracts
Assets	1,035,965	—	—	1,035,965
Liabilities	(1,727,645)	—	—	(1,727,645)
Reverse Repurchase Agreement
Assets	—	—	—	—
Liabilities	—	(632,297)	—	(632,297)
Total Return Swap
Assets	—	—	174,215	174,215
Liabilities	—	—	—	—
Total	$(691,680)	$(967,477)	$174,215	$(1,484,942)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2014

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2013	$1 ,270,968	$—
Accrued discounts/premiums	(3,019)	—
Realized gain (loss)	293	—
Change in unrealized appreciation/depreciation	(10,912)	—
Purchases	567,615	174,215
Sales	(38,188)	—
Net transfers in or out of Level 3	2,925,708	—
Balance as of August 31, 2014	$4,712,465	$174,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.38%

ASSET-BACKED SECURITIES 12.24%

Automobiles 5.04%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$1,461	$1,462,945
Ally Auto Receivables Trust 2013-2 A3	0.79%	1/15/2018	485	484,864
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	4,555	4,545,457
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,117	1,118,223
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,116	1,116,406
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	820,008
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	200	200,040
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	689,681
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1,600	1,601,672
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,370	1,369,890
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	1,123	1,132,696
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	1,150	1,156,678
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	280	279,904
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	1,120	1,119,296
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	1,442	1,442,972
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	1,816	1,820,051
Capital Auto Receivables Asset Trust 2013-4 A1	0.536%#	3/21/2016	1,000	1,000,883
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%	2/21/2017	900	901,972
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	331	332,123
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	1,060	1,060,269
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	710	709,263
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	970	972,951
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,825	1,824,264
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	1,659	1,659,606
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	1,500	1,499,887
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	1,490	1,494,299
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,607	1,608,595
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	3,800	3,803,884
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	1,280	1,281,130
Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%	10/15/2018	1,300	1,297,235
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	2,634	2,635,566
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	1,225	1,225,599
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	141	140,838
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	256	256,266
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	276	275,762
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	1,124	1,126,353
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	1,037	1,038,382
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	2,307	2,306,982
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	1,929	1,927,936
World Omni Auto Receivables Trust 2014-A A2	0.43%	5/15/2017	1,790	1,790,412
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	762	763,470
Total				53,294,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.24%

American Express Credit Account Master Trust 2012-3 B	0.655	%#	3/15/2018	$300	$299,855
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	1,410	1,412,886
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	1,668	1,672,591
Chase Issuance Trust 2014-A3	0.355	%#	5/15/2018	500	499,845
Citibank Credit Card Issuance Trust 2013-A1	0.255	%#	4/24/2017	2,290	2,289,509
Discover Card Execution Note Trust 2011-A4	0.505	%#	5/15/2019	1,125	1,129,623
Discover Card Execution Note Trust 2012-B3	0.605	%#	5/15/2018	1,150	1,152,071
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	1,825	1,825,000
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	750	749,827
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	400,527
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,750	1,750,822
Total					13,182,556

Home Equity 0.58%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.315	%#	5/25/2036	1,683	1,550,752
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.245	%#	12/25/2036	97	97,136
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.225	%#	12/25/2036	27	26,826
Home Equity Asset Trust 2006-6 2A2	0.265	%#	11/25/2036	156	156,355
Home Equity Asset Trust 2006-7 2A2	0.265	%#	1/25/2037	1,258	1,239,957
Home Equity Asset Trust 2006-8 2A2	0.265	%#	3/25/2037	2,516	2,483,241
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	431	424,733
Option One Mortgage Loan Trust 2005-1 A4	0.955	%#	2/25/2035	192	188,329
Total					6,167,329

Other 5.38%

ARES CLO Ltd. 2007-3RA A2†	0.453	%#	4/16/2021	939	928,870
Avenue CLO VI Ltd. 2007-6A A2†	0.583	%#	7/17/2019	500	489,991
Babson CLO Ltd. 2006 I-1A B†	0.624	%#	7/15/2018	654	651,654
BlueMountain CLO Ltd. 2014-3A A1†(a)	1.48	%#	10/15/2026	500	499,495
Cent CDO XI Ltd. 2006-11A A1†	0.494	%#	4/25/2019	1,190	1,177,634
CIFC Funding II Ltd. 2014-2A A1L†	1.725	%#	5/24/2026	850	852,073
CIT Mortgage Loan Trust 2007-1 2A2†	1.405	%#	10/25/2037	570	569,659
Crown Point CLO Ltd. 2012-1A A1LB†	1.732	%#	11/21/2022	1,000	1,002,390
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484	%#	7/17/2023	2,000	1,988,965
Fairway Loan Funding Co. 2006-1A A3L†	0.893	%#	10/17/2018	400	397,513
FBR Securitization Trust 2005-4 AV24	0.855	%#	10/25/2035	1,012	903,244
Fortress Credit BSL Ltd. 2013-1A A†	1.414	%#	1/19/2025	2,500	2,477,471
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.531	%#	12/20/2020	500	496,358
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704	%#	10/15/2026	1,000	1,002,328
Gleneagles CLO Ltd. 2005-1A B†	0.79	%#	11/1/2017	1,000	987,389
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	1,100	1,109,138
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,750	2,757,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	$1,000	$1,000,746
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	750,569
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,000	992,500
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	987,399
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	1,470	1,470,456
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	800	803,173
Jasper CLO Ltd. 2005-1A A†	0.51	%#	8/1/2017	289	288,527
JFIN Revolver CLO Ltd. 2013-1A A†	1.484	%#	1/20/2021	750	749,810
KKR Financial CLO Ltd. 2006-1A C†	1.185	%#	8/25/2018	1,500	1,464,296
Landmark VII CDO Ltd. 2006-7A A3L†	0.984	%#	7/15/2018	500	493,984
Liberty CLO Ltd. 2005-1A A1C†	0.49	%#	11/1/2017	163	162,598
Morgan Stanley ABS Capital I 2006-HE1 A3	0.335	%#	1/25/2036	202	200,526
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.681	%#	3/15/2018	500	499,194
Mountain View CLO III Ltd. 2007-3A A1†	0.448	%#	4/16/2021	1,120	1,114,674
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,300	1,288,061
Nautique Funding Ltd. 2006-1A A1A†	0.484	%#	4/15/2020	678	673,066
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	600	604,028
Nomura CRE CDO Ltd. 2007-2A A1A†	0.484	%#	5/21/2042	2,803	2,775,420
Ocean Trails CLO I 2006-1A A1†	0.484	%#	10/12/2020	671	665,557
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.754	%#	4/15/2026	2,500	2,507,637
Octagon Loan Funding Ltd. 2014-1A A1†(a)	1.685	%#	11/18/2026	750	747,750
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.461	%#	3/14/2022	807	798,633
OZLM VII Ltd. 2014-7A A1B†	1.745	%#	7/17/2026	1,550	1,555,113
OZLM VIII Ltd. 2014-8A A1A†(a)	1.715	%#	10/17/2026	1,990	1,978,657
Race Point III CLO Ltd. 2006-3 A (Ireland)†(b)	0.494	%#	4/15/2020	488	485,804
Red River CLO Ltd. 1A A†	0.51	%#	7/27/2018	450	447,642
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	1,575	1,677,675
SLM Student Loan Trust 2011-1 A1(c)	0.675	%#	3/25/2026	359	361,294
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	707	709,898
SLM Student Loan Trust 2012-A A1†	1.555	%#	8/15/2025	555	561,877
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	647	651,358
SLM Student Loan Trust 2012-E A1†	0.905	%#	10/16/2023	523	525,244
SLM Student Loan Trust 2013-B A1†	0.805	%#	7/15/2022	1,432	1,436,099
Stone Tower CLO V Ltd. 2006-5A A2B†	0.563	%#	7/16/2020	2,500	2,447,799
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.553	%#	4/17/2021	900	871,236
Venture XVII CLO Ltd. 2014-17A A†	1.764	%#	7/15/2026	1,500	1,503,735
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	1,250	1,245,000
Westchester CLO Ltd. 2007-1A A1A†	0.465	%#	8/1/2022	1,003	995,792
WhiteHorse III Ltd. 2006-1A A1L†	0.51	%#	5/1/2018	117	117,255
Total					56,901,353
Total Asset-Backed Securities (cost $129,106,577)					129,545,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 41.21%

Aerospace/Defense 0.16%

B/E Aerospace, Inc.	5.25%	4/1/2022	$325	$353,438
Exelis, Inc.	4.25%	10/1/2016	1,078	1,139,404
Litton Industries, Inc.	6.75%	4/15/2018	200	231,610
Total				1,724,452

Air Transportation 0.34%

Continental Airlines, Inc.	7.461%	10/1/2016	2	2,516
Delta Air Lines 2011-1 Class B Pass-Through Trust†	7.125%	4/15/2016	1,050	1,057,875
United Airlines, Inc.†	6.75%	9/15/2015	2,000	2,005,700
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015	548	578,133
Total				3,644,224

Apparel 0.02%

Perry Ellis International, Inc.	7.875%	4/1/2019	159	164,963

Auto Parts: Original Equipment 0.75%

Accuride Corp.	9.50%	8/1/2018	611	640,786
Continental Rubber of America Corp.†	4.50%	9/15/2019	2,759	2,914,897
Delphi Corp.	6.125%	5/15/2021	2,034	2,252,655
Hertz Corp. (The)	7.50%	10/15/2018	675	706,219
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	100	107,000
Schaeffler Holding Finance BV PIK (Netherlands)†(b)	6.875%	8/15/2018	1,200	1,270,500
Total				7,892,057

Automotive 0.02%

Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	200	208,493

Banks: Money Center 1.01%

Akbank TAS (Turkey)†(b)	3.875%	10/24/2017	150	152,910
Banco Nacional de Costa Rica (Costa Rica)†(b)	4.875%	11/1/2018	500	516,250
Bank of America Corp.	5.25%	12/1/2015	800	840,856
Bank of America Corp.	5.42%	3/15/2017	2,129	2,325,796
Bank of America Corp.	5.49%	3/15/2019	1,225	1,377,983
Bank of America Corp.	5.75%	8/15/2016	1,500	1,627,281
BBVA Banco Continental SA (Peru)†(b)	2.25%	7/29/2016	600	607,500
Export-Import Bank of Korea (South Korea)(b)	1.082%#	9/17/2016	400	403,725
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	200	211,388
Wilmington Trust Corp.	8.50%	4/2/2018	350	420,259
Zions Bancorporation	4.00%	6/20/2016	375	391,439
Zions Bancorporation	4.50%	3/27/2017	1,500	1,591,170
Zions Bancorporation	5.50%	11/16/2015	77	79,715
Zions Bancorporation	7.75%	9/23/2014	125	125,451
Total				10,671,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 3.77%

Associated Banc-Corp.	5.125%	3/28/2016	$1,550	$1,639,661
Banco de Credito e Inversiones (Chile)†(b)	3.00%	9/13/2017	200	206,199
Banco del Estado de Chile (Chile)†(b)	2.00%	11/9/2017	1,000	1,006,680
Banco del Estado de Chile COD	2.03%	4/2/2015	100	100,895
Banco do Brasil SA	3.875%	1/23/2017	200	208,260
Banco Santander Chile (Chile)†(b)	2.106%#	6/7/2018	1,000	1,020,500
Bank of America Corp.	5.70%	5/2/2017	500	551,412
Bank of America Corp.	6.05%	5/16/2016	1,350	1,460,394
Bank of America Corp.	10.20%	7/15/2015	750	811,100
Bank of America NA	5.30%	3/15/2017	4,175	4,556,169
Bank of America NA	6.10%	6/15/2017	500	560,012
CIT Group, Inc.	5.25%	3/15/2018	629	673,030
Citigroup, Inc.	5.00%	9/15/2014	275	275,390
Citigroup, Inc.	5.50%	2/15/2017	5,522	6,038,340
Discover Bank	8.70%	11/18/2019	796	1,003,539
Export-Import Bank of China (The) (China)†(b)	2.50%	7/31/2019	500	501,298
Fifth Third Bancorp	5.45%	1/15/2017	100	109,276
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	134,188
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	3,000	3,278,673
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	2,100	2,410,279
ING Bank NV (Netherlands)†(b)	5.125%	5/1/2015	200	205,434
Korea Development Bank (The) (South Korea)(b)	0.857%#	1/22/2017	500	501,781
Korea Exchange Bank (South Korea)†(b)	2.50%	6/12/2019	300	300,043
Macquarie Bank Ltd. (Australia)†(b)	5.00%	2/22/2017	155	168,110
National City Corp.	6.875%	5/15/2019	500	600,824
National Savings Bank (Sri Lanka)†(b)	8.875%	9/18/2018	500	570,000
PNC Funding Corp.	5.625%	2/1/2017	118	129,285
Popular, Inc.	7.00%	7/1/2019	200	202,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	500	540,625
Regions Financial Corp.	5.75%	6/15/2015	75	77,915
Regions Financial Corp.	7.75%	11/10/2014	611	618,611
Royal Bank of Scotland Group plc (United Kingdom)(b)	2.55%	9/18/2015	2,420	2,463,233
Royal Bank of Scotland plc (The) (United Kingdom)(b)	9.50%	3/16/2022	1,073	1,244,288
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	5.298%	12/27/2017	200	192,250
Sberbank via SB Capital SA (Russia)†(b)	4.95%	2/7/2017	200	200,216
Sberbank via SB Capital SA (Russia)(b)	5.40%	3/24/2017	100	99,700
Sberbank via SB Capital SA (Russia)†(b)	5.50%	2/26/2024	250	219,375
Standard Chartered Bank (United Kingdom)†(b)	6.40%	9/26/2017	1,400	1,578,896
Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	170	176,176
Synovus Financial Corp.	7.875%	2/15/2019	400	454,000
Turkiye Halk Bankasi AS (Turkey)†(b)	4.75%	6/4/2019	300	303,270
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%	7/19/2017	1,200	1,245,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	3.75%	4/15/2018	300	296,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%	4/24/2017		$500	$528,050
Valley National Bank	5.00%	7/15/2015		250	257,135
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%	4/12/2017		200	198,500
Total					39,916,112

Beverages 0.00%

Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022		30	32,325

Biotechnology Research & Production 0.15%

STHI Holding Corp.†	8.00%	3/15/2018		1,544	1,642,430

Broadcasting 0.02%

Cox Communications, Inc.†	6.25%	6/1/2018		200	228,559

Brokers 0.56%

Jefferies Group LLC	5.125%	4/13/2018		200	218,774
Jefferies Group LLC	5.50%	3/15/2016		200	213,779
Jefferies Group LLC	8.50%	7/15/2019		2,941	3,685,808
Raymond James Financial, Inc.	8.60%	8/15/2019		1,400	1,763,516
Total					5,881,877

Building Materials 0.49%

Ainsworth Lumber Co., Ltd. (Canada)†(b)	7.50%	12/15/2017		1,287	1,351,350
Building Materials Corp. of America†	6.875%	8/15/2018		466	483,941
Building Materials Corp. of America†	7.00%	2/15/2020		390	411,450
Cemex SAB de CV (Mexico)†(b)	4.984%#	10/15/2018		500	532,500
Cemex SAB de CV (Mexico)†(b)	9.00%	1/11/2018		500	535,000
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018		195	207,090
Martin Marietta Materials, Inc.†	1.331%#	6/30/2017		300	301,123
Nortek, Inc.	10.00%	12/1/2018		75	79,875
Owens Corning, Inc.	6.50%	12/1/2016		200	221,459
Owens Corning, Inc.	9.00%	6/15/2019		896	1,113,433
Total					5,237,221

Business Services 0.49%

Alliance Data Systems Corp.†	5.25%	12/1/2017		880	917,400
Alliance Data Systems Corp.†	6.375%	4/1/2020		360	381,375
Catalent Pharma Solutions, Inc.(d)	9.75%	4/15/2017	EUR	250	335,386
Ceridian LLC/Comdata, Inc.†	8.125%	11/15/2017		$145	147,320
Expedia, Inc.	7.456%	8/15/2018		996	1,175,149
Jaguar Holding Co. I PIK†	9.375%	10/15/2017		725	747,656
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		550	587,125
Synchrony Financial	1.875%	8/15/2017		550	554,005
Synchrony Financial	3.00%	8/15/2019		350	355,264
Total					5,200,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.80%

Ineos Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	$1,300	$1,408,875
Ineos Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	2,000	2,177,500
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	1,000	1,049,602
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	195	200,119
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	728	806,260
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,500	1,565,625
Taminco Global Chemical Corp. (Belgium)†(b)	9.75%	3/31/2020	250	276,250
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	825	1,003,326
Total				8,487,557

Coal 0.40%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,475	1,563,500
CONSOL Energy, Inc.	8.25%	4/1/2020	1,000	1,068,750
Penn Virginia Corp.	7.25%	4/15/2019	1,555	1,621,087
Total				4,253,337

Communications & Media 0.21%

Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017	2,200	2,246,750

Computer Hardware 0.02%

Seagate HDD Cayman	6.875%	5/1/2020	250	266,875

Computer Software 0.51%

Aspect Software, Inc.	10.625%	5/15/2017	1,090	1,117,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020	50	52,656
First Data Corp.†	8.25%	1/15/2021	100	109,500
First Data Corp.	12.625%	1/15/2021	1,015	1,243,375
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	223	243,627
SRA International, Inc.	11.00%	10/1/2019	833	891,310
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,111	1,162,384
SunGard Data Systems, Inc.	7.625%	11/15/2020	500	540,625
Total				5,360,727

Consumer Products 0.19%

Avon Products, Inc.	2.375%	3/15/2016	875	885,394
Avon Products, Inc.	4.60%	3/15/2020	1,083	1,113,684
Total				1,999,078

Containers 0.07%

Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	200	213,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	524	577,710
Total				791,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	$100	$104,709

Data Product, Equipment & Communications 0.04%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	400	424,020

Diversified 0.24%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	2,420	2,429,075
Bombardier, Inc. (Canada)†(b)	7.75%	3/15/2020	130	144,950
Total				2,574,025

Drugs 1.13%

Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	1,704	1,745,535
Hospira, Inc.	6.05%	3/30/2017	1,391	1,531,395
Mylan, Inc.†	6.00%	11/15/2018	2,687	2,791,049
Mylan, Inc.†	7.875%	7/15/2020	4,994	5,475,032
Valeant Pharmaceuticals International†	6.75%	10/1/2017	400	416,500
Total				11,959,511

Electric: Power 0.67%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	282	306,923
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	150	189,111
Entergy Corp.	3.625%	9/15/2015	100	102,792
Entergy Corp.	4.70%	1/15/2017	1,275	1,371,588
Exelon Generation Co. LLC	5.20%	10/1/2019	500	560,206
Indiantown Cogeneration LP	9.77%	12/15/2020	620	707,213
Pennsylvania Electric Co.	6.05%	9/1/2017	100	112,628
PPL WEM Holdings Ltd. (United Kingdom)†(b)	3.90%	5/1/2016	2,500	2,608,948
Red Oak Power LLC	8.54%	11/30/2019	554	603,373
RJS Power Holdings LLC†	5.125%	7/15/2019	500	506,875
Total				7,069,657

Electronics 0.11%

Jabil Circuit, Inc.	7.75%	7/15/2016	500	560,000
Jabil Circuit, Inc.	8.25%	3/15/2018	525	620,812
Total				1,180,812

Electronics: Semi-Conductors/Components 0.05%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	431	485,953

Energy Equipment & Services 0.84%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	3,055	3,428,620
Energy Transfer Partners LP	9.00%	4/15/2019	2,327	2,959,051
Energy Transfer Partners LP	9.70%	3/15/2019	1,773	2,299,049
Greenko Dutch BV (Netherlands)†(b)	8.00%	8/1/2019	200	199,750
Total				8,886,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.36%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	$675	$651,375
URS Corp.	3.85%	4/1/2017	3,075	3,192,087
Total				3,843,462

Entertainment 0.78%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	2,866	3,012,739
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	1,125	1,172,109
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	871	940,680
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	650	708,500
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	450	492,750
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	787,500
Vail Resorts, Inc.	6.50%	5/1/2019	796	835,303
WMG Holdings Corp.†	13.75%	10/1/2019	100	117,500
WMG Holdings Corp.	13.75%	10/1/2019	150	176,250
Total				8,243,331

Financial Services 2.68%

Air Lease Corp.	4.50%	1/15/2016	1,400	1,450,750
Air Lease Corp.	5.625%	4/1/2017	5,603	6,051,240
Banco de Credito del Peru (Peru)†(b)	2.75%	1/9/2018	107	107,856
Bank of America Corp.	7.625%	6/1/2019	300	367,602
Bank of America Corp.	7.75%	8/15/2015	700	746,726
Bank of America Corp.	7.80%	9/15/2016	2,850	3,205,837
CIT Group, Inc.†	6.625%	4/1/2018	284	317,725
Countrywide Financial Corp.	6.25%	5/15/2016	900	975,218
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	150	153,526
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	754	780,450
Fidelity National Financial, Inc.	6.60%	5/15/2017	875	982,535
Graton Economic Development Authority†	9.625%	9/1/2019	900	1,012,500
Hyundai Capital Services, Inc. (South Korea)†(b)	6.00%	5/5/2015	200	206,932
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	225	243,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	325	351,000
Lloyds Bank plc (United Kingdom)(b)	9.875%	12/16/2021	275	322,438
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	1,723	1,956,339
Macquarie Group Ltd. (Australia)†(b)	7.625%	8/13/2019	116	140,276
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,627	1,687,726
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,500	1,668,750
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	816	883,320
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	596	630,429
TC Ziraat Bankasi AS (Turkey)†(b)	4.25%	7/3/2019	200	199,340
Utility Contract Funding LLC†	7.944%	10/1/2016	996	1,069,916
Western Union Co. (The)	1.234%#	8/21/2015	600	603,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Western Union Co. (The)	2.875%	12/10/2017	$1,500	$1,552,236
Western Union Co. (The)	3.35%	5/22/2019	625	647,121
Total				28,314,551

Financial: Miscellaneous 0.28%

Hercules Offshore, Inc.†	10.25%	4/1/2019	850	926,500
Kayne Anderson MLP Investment Co.	1.481%#	8/19/2016	1,700	1,704,117
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	296	326,723
Total				2,957,340

Food 0.77%

Big Heart Pet Brands	7.625%	2/15/2019	1,739	1,797,691
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%	2/10/2022	200	232,000
Mondelez International, Inc.	0.76%#	2/1/2019	392	392,770
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	548	548,000
Southern States Cooperative, Inc.†	10.00%	8/15/2021	400	408,000
US Foods, Inc.	8.50%	6/30/2019	3,791	4,044,997
Want Want China Finance Ltd. (China)†(b)	1.875%	5/14/2018	700	689,066
Total				8,112,524

Gaming 0.40%

CCM Merger, Inc.†	9.125%	5/1/2019	1,050	1,123,500
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	500	531,250
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,725	1,734,703
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	110	118,525
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	673	725,158
Total				4,233,136

Health Care 0.08%

VWR Funding, Inc.†	10.75%	6/30/2017	860	865,912

Health Care Products 0.78%

Biomet, Inc.	6.50%	10/1/2020	2,248	2,402,550
Biomet, Inc.	6.50%	8/1/2020	1,100	1,186,625
Forest Laboratories, Inc.†	4.375%	2/1/2019	2,154	2,322,647
Immucor, Inc.	11.125%	8/15/2019	1,626	1,812,990
Quest Diagnostics, Inc.	5.45%	11/1/2015	500	526,410
Total				8,251,222

Health Care Services 1.24%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	500	545,000
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	1,750	1,851,719
Emdeon, Inc.	11.00%	12/31/2019	445	504,519
HCA Holdings, Inc.	7.75%	5/15/2021	244	266,570
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,000	2,125,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Omega Healthcare Investors, Inc.	6.75%	10/15/2022	$4,034	$4,366,805
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	3,186	3,397,072
Senior Housing Properties Trust	6.75%	4/15/2020	100	114,964
Total				13,171,649

Hospital Management 0.02%

United Surgical Partners International, Inc.	9.00%	4/1/2020	200	219,500

Household Equipment/Products 0.28%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	400	416,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	2,400	2,514,000
Total				2,930,500

Industrial Products 0.15%

Mueller Water Products, Inc.	7.375%	6/1/2017	977	996,540
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	525	601,418
Total				1,597,958

Insurance 0.35%

CNO Financial Group, Inc.†	6.375%	10/1/2020	600	645,000
Kemper Corp.	6.00%	11/30/2015	700	740,499
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	475	495,665
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,783,592
Total				3,664,756

Investment Management Companies 0.95%

Ares Capital Corp.	4.875%	11/30/2018	1,504	1,594,273
Grupo Aval Ltd.†	5.25%	2/1/2017	200	213,000
Lazard Group LLC	6.85%	6/15/2017	2,500	2,836,977
Leucadia National Corp.	8.125%	9/15/2015	1,000	1,068,750
Nuveen Investments, Inc.	5.50%	9/15/2015	750	773,438
Nuveen Investments, Inc.†	9.125%	10/15/2017	3,290	3,546,620
Total				10,033,058

Leasing 0.44%

Aviation Capital Group Corp.†	3.875%	9/27/2016	500	515,339
Aviation Capital Group Corp.†	4.625%	1/31/2018	2,000	2,097,004
Aviation Capital Group Corp.†	7.125%	10/15/2020	341	389,763
International Lease Finance Corp.†	7.125%	9/1/2018	1,425	1,638,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

Jurassic Holdings III, Inc.†	6.875%	2/15/2021	$38	$38,950
Total				4,679,806

Leisure 0.20%

Central Garden and Pet Co.	8.25%	3/1/2018	499	517,089
Seneca Gaming Corp.†	8.25%	12/1/2018	1,057	1,120,420
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	475	515,375
Total				2,152,884

Lodging 1.35%

Grupo Posadas SAB de CV (Mexico)†(b)	7.875%	11/30/2017	606	607,515
Host Hotels & Resorts LP	5.875%	6/15/2019	4,356	4,633,072
Host Hotels & Resorts LP	6.00%	11/1/2020	5,811	6,317,405
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,820
Marina District Finance Co., Inc.	9.875%	8/15/2018	883	932,669
Studio City Finance Ltd. (Hong Kong)†(b)	8.50%	12/1/2020	1,541	1,702,805
Total				14,251,286

Machinery: Agricultural 0.51%

Lorillard Tobacco Co.	6.875%	5/1/2020	2,416	2,870,938
Lorillard Tobacco Co.	8.125%	6/23/2019	2,010	2,501,222
Total				5,372,160

Machinery: Industrial/Specialty 0.01%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	75	83,625

Machinery: Oil Well Equipment & Services 0.05%

National Oilwell Varco, Inc.	6.125%	8/15/2015	500	500,501

Manufacturing 0.02%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	200	223,000

Media 0.67%

Gannett Co., Inc.	7.125%	9/1/2018	250	259,531
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	451,000
LIN Television Corp.	8.375%	4/15/2018	90	94,219
Nara Cable Funding Ltd. (Ireland) †(b)	8.875%	12/1/2018	2,670	2,833,537
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	413	437,780
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	650	706,030
Sirius XM Holdings, Inc.†	5.25%	8/15/2022	110	117,700
Videotron Ltd (Canada)(b)	9.125%	4/15/2018	73	75,555
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	1,864	2,087,680
Total				7,063,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Merchandising 0.08%

Kemet Corp.	10.50%	5/1/2018	$827	$872,485

Metal Fabricating 0.02%

Glencore Canada Corp. (Canada)(b)	5.50%	6/15/2017	200	219,383
Glencore Canada Corp. (Canada)(b)	6.00%	10/15/2015	25	26,388
Total				245,771

Metals & Minerals: Miscellaneous 0.92%

Anglo American Capital plc (United Kingdom)†(b)	1.184%#	4/15/2016	250	251,584
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.75%	10/15/2014	600	602,485
Glencore Canada Corp. (Canada)†(b)	3.60%	1/15/2017	838	878,834
IAMGOLD Corp. (Canada)†(b)	6.75%	10/1/2020	400	366,000
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	300	323,625
Kinross Gold Corp. (Canada)(b)	3.625%	9/1/2016	2,500	2,595,157
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	1,638	1,750,613
Xstrata Finance Canada Ltd. (Canada)†(b)	2.85%	11/10/2014	1,440	1,445,897
Xstrata Finance Canada Ltd. (Canada)†(b)	2.05%	10/23/2015	1,077	1,089,172
Xstrata Finance Canada Ltd. (Canada)†(b)	5.80%	11/15/2016	100	109,394
Xstrata Finance Canada Ltd. (Canada)†(b)	2.70%	10/25/2017	300	308,080
Total				9,720,841

Miscellaneous 0.03%

Marfrig Holding Europe BV (Netherlands)†(b)	6.875%	6/24/2019	300	305,910

Natural Gas 0.05%

Sabine Pass LNG LP	6.50%	11/1/2020	356	379,585
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	110	117,127
Total				496,712

Oil 3.02%

Afren plc (United Kingdom)†(b)	6.625%	12/9/2020	200	191,540
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	200	211,500
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	400	420,000
Alliance Oil Co., Ltd. (Russia)†(b)	9.875%	3/11/2015	200	197,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	650	698,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	$786	$961,195
Chaparral Energy, Inc.	8.25%	9/1/2021	528	572,220
Chaparral Energy, Inc.	9.875%	10/1/2020	950	1,061,625
CNPC General Capital Ltd. (China)†(b)	1.45%	4/16/2016	400	400,890
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	200	204,784
Continental Resources, Inc.	7.125%	4/1/2021	2,879	3,231,649
Continental Resources, Inc.	7.375%	10/1/2020	3,209	3,533,911
DCP Midstream LLC†	9.75%	3/15/2019	875	1,133,429
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,050	1,102,500
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	250	266,250
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	1,800	1,834,326
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	1,000	1,122,344
Harvest Operations Corp. (Canada)†(b)	2.125%	5/14/2018	200	200,581
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	625	676,562
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,250	1,325,000
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	100	104,160
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,300	1,436,500
LUKOIL International Finance BV (Netherlands)†(b)	3.416%	4/24/2018	200	189,540
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	1,600	1,611,696
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	750	795,000
Naftogaz of Ukraine NJSC (Ukraine)(b)	9.50%	9/30/2014	400	386,080
Pacific Drilling SA (Luxembourg)(b)	8.25%	2/23/2015	850	871,250
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	500	580,509
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	100	80,200
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%	11/2/2017	830	745,755
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	251,063
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	448	475,440
Rosneft Finance SA (Luxembourg)†(b)	7.875%	3/13/2018	925	978,187
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(b)	3.149%	3/6/2017	1,300	1,236,625
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	425	469,625
Seventy Seven Operating LLC	6.625%	11/15/2019	646	694,450
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	503,130
Sinopec Group Overseas Development 2014 Ltd.†	1.014%#	4/10/2017	700	700,986
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	350	352,748
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	100	126,212
Total				31,935,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.58%

Access Midstream Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	$3,250	$3,469,375
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	8.70%	8/7/2018	200	230,240
Cimarex Energy Co.	5.875%	5/1/2022	550	607,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	670	715,225
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	1,931	2,239,960
Enbridge Energy Partners LP	5.20%	3/15/2020	300	337,334
Enbridge Energy Partners LP	9.875%	3/1/2019	1,075	1,409,955
Forest Oil Corp.	7.25%	6/15/2019	775	748,844
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	350	370,125
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	700	700,671
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	497	565,337
OGX Austria GmbH (Austria)†(b)(e)	8.50%	6/1/2018	225	9,563
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	433	483,877
Plains Exploration & Production Co.	6.125%	6/15/2019	471	521,044
Plains Exploration & Production Co.	6.50%	11/15/2020	992	1,101,120
Plains Exploration & Production Co.	6.625%	5/1/2021	1,393	1,547,971
Plains Exploration & Production Co.	6.75%	2/1/2022	469	533,487
Plains Exploration & Production Co.	7.625%	4/1/2020	3,400	3,655,000
Plains Exploration & Production Co.	8.625%	10/15/2019	2,575	2,713,406
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	1,150	1,203,187
Regency Energy Partners LP/Regency Energy Finance Corp.†	8.375%	6/1/2019	1,450	1,566,000
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	105,633
Sunoco, Inc.	5.75%	1/15/2017	250	273,717
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	7.875%	10/15/2018	550	575,094
W&T Offshore, Inc.	8.50%	6/15/2019	1,500	1,612,500
Total				27,296,415

Oil: Integrated Domestic 1.01%

Basic Energy Services, Inc.	7.75%	2/15/2019	90	95,400
Buckeye Partners LP	2.65%	11/15/2018	350	353,704
Buckeye Partners LP	6.05%	1/15/2018	225	253,168
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	1,112	1,168,295
El Paso Pipeline Partners Operating Co. LLC	4.10%	11/15/2015	1,000	1,037,903
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	1,312	1,532,659
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	500	596,669
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	200	252,997
Newfield Exploration Co.	6.875%	2/1/2020	2,001	2,111,055
Newfield Exploration Co.	7.125%	5/15/2018	1,000	1,031,250
Pioneer Energy Services Corp.	9.875%	3/15/2018	904	951,505
Rowan Cos., Inc.	7.875%	8/1/2019	825	1,015,597
Texas Gas Transmission LLC	4.60%	6/1/2015	305	313,807
Total				10,714,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 1.05%

Petrobras Global Finance BV (Netherlands)(b)	1.852%#	5/20/2016	$700	$701,883
Petrobras Global Finance BV (Netherlands)(b)	2.374%#	1/15/2019	200	200,880
Petrobras Global Finance BV (Netherlands)(b)	2.592%#	3/17/2017	2,200	2,233,220
Petrobras International Finance Co.	2.875%	2/6/2015	960	969,696
Petrobras International Finance Co.	3.50%	2/6/2017	200	205,318
Petrobras International Finance Co.	3.875%	1/27/2016	550	566,773
Petrobras International Finance Co.	7.75%	9/15/2014	100	100,003
Petroleos Mexicanos (Mexico)(b)	2.254%#	7/18/2018	800	841,200
Transocean, Inc.	6.50%	11/15/2020	1,000	1,132,535
Weatherford International Ltd.	9.625%	3/1/2019	3,175	4,126,043
Total				11,077,551

Paper & Forest Products 0.33%

Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	570	602,775
Exopack Holding Corp.†	10.00%	6/1/2018	1,250	1,348,437
Mercer International, Inc. (Canada)(b)	9.50%	12/1/2017	450	479,813
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,094	1,101,661
Total				3,532,686

Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%	5/9/2018	300	297,896

Publishing 0.02%

21st Century Fox America, Inc.	7.60%	10/11/2015	175	186,954

Real Estate Investment Trusts 1.45%

American Tower Corp.	7.00%	10/15/2017	162	186,815
American Tower Corp.	7.25%	5/15/2019	1,525	1,832,213
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	600	601,274
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	1,850	1,856,122
CBRE Services, Inc.	6.625%	10/15/2020	998	1,055,385
Corrections Corp. of America	4.125%	4/1/2020	249	248,066
DDR Corp.	5.50%	5/1/2015	250	257,677
DDR Corp.	7.50%	7/15/2018	481	571,039
DDR Corp.	9.625%	3/15/2016	130	147,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Digital Realty Trust LP	4.50%	7/15/2015	$500	$511,257
Digital Realty Trust LP	5.875%	2/1/2020	2,360	2,646,478
EPR Properties	7.75%	7/15/2020	800	976,950
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	302	335,946
Hospitality Properties Trust	6.30%	6/15/2016	500	531,723
Iron Mountain, Inc.	8.375%	8/15/2021	2,657	2,776,565
Kilroy Realty LP	4.80%	7/15/2018	494	535,740
Reckson Operating Partnership LP	6.00%	3/31/2016	250	267,379
Total				15,337,711

Restaurants 0.15%

Darden Restaurants, Inc.	6.20%	10/15/2017	1,380	1,563,822

Retail 1.83%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	200	215,500
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	2,016	1,975,680
DBP Holding Corp.†	7.75%	10/15/2020	500	477,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	937	962,768
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	1,250	1,275,000
Party City Holdings, Inc.	8.875%	8/1/2020	650	719,875
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,048	1,078,130
QVC, Inc.†	7.375%	10/15/2020	4,475	4,784,652
QVC, Inc.†	7.50%	10/1/2019	7,500	7,829,100
Total				19,318,205

Savings & Loan 0.10%

Santander Holdings USA, Inc.	3.00%	9/24/2015	800	817,488
Santander Holdings USA, Inc.	4.625%	4/19/2016	250	264,543
Total				1,082,031

Security Services 0.03%

Smith & Wesson Holding Corp.†	5.875%	6/15/2017	300	312,000

Specialty Materials 0.14%

Interline Brands, Inc. PIK	10.00%	11/15/2018	1,425	1,514,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Steel 0.24%

Allegheny Technologies, Inc.	9.375%	6/1/2019		$275	$338,261
Edgen Murray Corp.†	8.75%	11/1/2020		696	782,130
Glencore Funding LLC†	1.398%#	5/27/2016		1,050	1,056,282
Glencore Funding LLC†	2.50%	1/15/2019		173	172,797
Vale Overseas Ltd. (Brazil)(b)	6.25%	1/11/2016		200	214,118
Total					2,563,588

Synthetic Fibers 0.14%

Polymer Group, Inc.	7.75%	2/1/2019		1,440	1,524,600

Technology 0.23%

Baidu, Inc. (China)(b)	2.25%	11/28/2017		200	202,994
Baidu, Inc. (China)(b)	2.75%	6/9/2019		200	201,063
Baidu, Inc. (China)(b)	3.25%	8/6/2018		500	518,794
DynCorp International, Inc.	10.375%	7/1/2017		1,023	974,407
Fiserv, Inc.	6.80%	11/20/2017		425	489,450
Total					2,386,708

Telecommunications 1.38%

Altice Financing SA (Luxembourg)†(b)	7.875%	12/15/2019		439	476,565
Block Communications, Inc.†	7.25%	2/1/2020		650	685,750
Cincinnati Bell, Inc.	8.75%	3/15/2018		1,455	1,525,931
Consolidated Communications Finance Co.	10.875%	6/1/2020		1,400	1,622,250
Embarq Corp.	7.082%	6/1/2016		175	192,601
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019		950	999,875
Level 3 Communications, Inc.	11.875%	2/1/2019		325	357,094
MetroPCS Wireless, Inc.	7.875%	9/1/2018		1,445	1,508,761
Qwest Corp.	7.50%	10/1/2014		2,000	2,010,050
Qwest Corp.	7.625%	6/15/2015		531	556,761
Sable International Finance Ltd.†	8.75%	2/1/2020		1,000	1,105,000
Turk Telekomunikasyon AS (Turkey)†(b)	3.75%	6/19/2019		650	650,796
UPCB Finance III Ltd.†	6.625%	7/1/2020		750	796,875
UPCB Finance Ltd.†(d)	7.625%	1/15/2020	EUR	450	627,505
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016		$1,200	1,255,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(b)	6.493%	2/2/2016		200	200,678
Windstream Corp.	8.125%	9/1/2018		75	78,356
Total					14,650,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telephone-Long Distance 0.06%

America Movil SAB de CV (Mexico)(b)	1.23%#	9/12/2016	$600	$605,240

Tobacco 0.17%

Reynolds American, Inc.	7.75%	6/1/2018	1,525	1,819,012

Transportation: Miscellaneous 0.28%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	822	868,237
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	650	662,274
Kazakhstan Temir Zholy Finance BV (Netherlands)(b)	7.00%	5/11/2016	300	323,625
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	700	737,625
Transnet SOC Ltd. (South Africa)†(b)	4.50%	2/10/2016	400	416,741
Total				3,008,502

Truckers 0.16%

Con-way, Inc.	7.25%	1/15/2018	1,463	1,697,197

Utilities 0.17%

Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	1,300	1,341,737
Public Service Co. of New Mexico	7.95%	5/15/2018	350	420,816
Total				1,762,553

Utilities: Electrical 0.07%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	700	701,148

Utilities: Miscellaneous 0.03%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	280	301,000
Total Corporate Bonds (cost $432,897,518)				436,131,669

FLOATING RATE LOANS(f) 4.10%

Aerospace/Defense 0.25%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	501	502,208
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%	3/6/2021	1,833	1,824,119
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	333	332,499
Total				2,658,826

Apparel 0.03%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	355	357,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Consumer Products 0.10%

Hanesbrands, Inc. EUR Term Loan(d)	—	7/29/2021	EUR	801	$1,061,025

Containers 0.02%

Owens-Brockway Glass Container, Inc. Tranche B Term Loan	1.907%	5/19/2016		$212	211,216

Energy Equipment & Services 0.12%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019		513	523,147
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019		716	714,298
Total					1,237,445

Financial Services 0.11%

Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.157%	5/13/2017		500	499,733
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019		657	660,009
Total					1,159,742

Food 0.15%

Aramark Corp. Term Loan E	3.25%	9/7/2019		1,427	1,416,422
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020		125	128,532
Total					1,544,954

Gaming 0.63%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020		3,488	3,484,304
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020		3,158	3,151,916
Total					6,636,220

Health Care 0.62%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018		107	107,712
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018		199	197,114
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020		67	68,018
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.987%	10/30/2017		1,351	1,350,555
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.234%	8/7/2019		2,216	2,219,687
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(b)	3.50%	3/19/2021		1,746	1,741,043
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022		247	245,456
Thermo Fisher Scientific, Inc. Committed Term Loan	1.623%	5/31/2016		578	577,500
Total					6,507,085

Health Care Products 0.06%

Biomet, Inc. Dollar Term Loan B2	3.655% - 3.733%	7/25/2017		596	595,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.01%

ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	$99	$96,645

Media 0.79%

AMC Networks, Inc. Term Loan A	1.659%	6/30/2017	3,000	3,004,125
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,436	1,414,557
CSC Holdings LLC Term Loan B	2.657%	4/17/2020	2,519	2,483,293
Nielsen Finance LLC Term Loan A	2.157%	4/30/2019	1,481	1,484,953
Total				8,386,928

Metals & Minerals: Miscellaneous 0.01%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/16/2022	100	101,000

Services 0.27%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	350	351,568
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	200	207,050
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	913	901,588
Kasima LLC Term Loan	3.25%	5/17/2021	1,275	1,268,625
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	150	150,563
Total				2,879,394

Technology 0.30%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	3,208	3,208,738

Telecommunications 0.38%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	3,786	3,792,166
American Tower Corp. Term Loan A	1.41%	1/3/2019	250	249,740
Total				4,041,906

Utilities 0.25%

La Frontera Generation LLC Term Loan	4.50%	9/30/2020	139	139,220
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	691	710,003
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/19/2020	400	411,000
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	100	102,375
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	350	359,625
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016	583	587,556
Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017	369	375,930
Total				2,685,709
Total Floating Rate Loans (cost $43,424,967)				43,370,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(d) 0.37%

Canada 0.03%

Vermilion Energy, Inc.	6.50%	2/10/2016	CAD	300	$282,397

France 0.01%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	100	139,946

Italy 0.02%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	150	207,440

Luxembourg 0.14%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	300	348,020
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	450	503,036
Sunrise Communications International SA†	7.00%	12/31/2017	EUR	500	690,645
Total					1,541,701

United Kingdom 0.17%

Old Mutual plc	7.125%	10/19/2016	GBP	56	101,716
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	200	269,754
Virgin Media Finance plc	8.875%	10/15/2019	GBP	795	1,389,110
Total					1,760,580
Total Foreign Bonds (cost $4,022,632)					3,932,064

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.23%

Argentina 0.03%

City of Buenos Aires†	9.95%	3/1/2017		$200	195,200
Provincia de Neuquen†	7.875%	4/26/2021		123	121,770
Total					316,970

Brazil 0.09%

Federal Republic of Brazil	8.00%	1/15/2018		856	958,222

Dominican Republic 0.01%

Dominican Republic†	9.04%	1/23/2018		92	102,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gabon 0.00%

Republic of Gabon†	6.375%		12/12/2024	$1	$988

Ghana 0.03%

Republic of Ghana†	8.50%		10/4/2017	300	318,000

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%		11/21/2018	200	207,250

Mexico 0.00%

United Mexican States	6.625%		3/3/2015	50	51,495

Mongolia 0.02%

Republic of Mongolia†	4.125%		1/5/2018	200	190,500

Peru 0.01%

Republic of Peru	8.375%		5/3/2016	100	112,750

Poland 0.02%

Republic of Poland	5.00%		10/19/2015	175	183,837
Total Foreign Government Obligations (cost $2,448,467)					2,442,380

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.17%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.436	%#	7/25/2048	3,000	3,153,998
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687	%#	10/25/2030	2,800	2,975,888
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.304	%#	9/25/2044	135	139,696
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.163	%#	11/25/2044	150	156,584
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	32	33,223
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891	%#	2/25/2045	500	508,805
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045	900	928,516
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.949	%#	6/25/2047	200	206,793
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045	446	456,937
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	300	304,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046	$800	$800,493
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	218	221,807
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	283	285,365
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	274	274,620
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	832	831,086
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	3,892	3,899,917
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	148	147,792
Government National Mortgage Assoc. 2013-171 IO(g)	1.14	%#	6/16/2054	9,885	894,023
Government National Mortgage Assoc. 2013-193 IO(g)	1.124	%#	1/16/2055	3,863	343,135
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	2,945	2,976,053
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048	499	516,566
Government National Mortgage Assoc. 2014-135 AS	Zero Coupon		2/16/2047	750	751,846
Government National Mortgage Assoc. 2014-15 IO(g)	1.06	%#	8/16/2054	9,927	806,100
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	5,762	5,805,904
Government National Mortgage Assoc. 2014-64 IO(g)	1.31	%#	12/16/2054	59,677	5,632,539
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	50	50,504
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	420	422,916
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $33,501,442)					33,525,723

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.93%

Federal Home Loan Mortgage Corp.	2.225	%#	4/1/2038	387	410,140
Federal Home Loan Mortgage Corp.	2.229	%#	6/1/2038	220	234,028
Federal Home Loan Mortgage Corp.	2.273	%#	2/1/2038	627	671,255
Federal Home Loan Mortgage Corp.	2.307	%#	12/1/2035	358	381,716
Federal Home Loan Mortgage Corp.	2.329	%#	12/1/2037	519	554,455
Federal Home Loan Mortgage Corp.	2.349	%#	4/1/2037	985	1,051,228
Federal Home Loan Mortgage Corp.	2.359	%#	6/1/2038	156	166,583
Federal Home Loan Mortgage Corp.	2.366	%#	4/1/2037	199	212,869
Federal Home Loan Mortgage Corp.	2.374	%#	11/1/2038	1,741	1,861,177
Federal Home Loan Mortgage Corp.	2.377	%#	10/1/2038	142	151,832
Federal Home Loan Mortgage Corp.	2.388	%#	7/1/2034	506	540,287
Federal Home Loan Mortgage Corp.	2.397	%#	10/1/2039	243	258,503
Federal Home Loan Mortgage Corp.	2.405	%#	5/1/2036	183	195,520
Federal Home Loan Mortgage Corp.	2.422	%#	12/1/2036	524	561,250
Federal Home Loan Mortgage Corp.	2.433	%#	2/1/2035	946	1,011,189
Federal Home Loan Mortgage Corp.	2.472	%#	6/1/2041	3,059	3,286,345
Federal Home Loan Mortgage Corp.	2.54	%#	9/1/2035	457	490,061
Federal Home Loan Mortgage Corp.	2.586	%#	9/1/2036	468	503,659
Federal Home Loan Mortgage Corp.	2.629	%#	2/1/2037	376	404,447
Federal Home Loan Mortgage Corp.	2.63	%#	12/1/2035	803	864,328
Federal Home Loan Mortgage Corp.	2.689	%#	12/1/2039	931	997,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.136	%#	10/1/2043	$4,046	$4,206,650
Federal Home Loan Mortgage Corp.	3.177	%#	11/1/2043	4,258	4,432,479
Federal National Mortgage Assoc.	1.916	%#	6/1/2038	792	845,213
Federal National Mortgage Assoc.	2.076	%#	10/1/2035	778	827,151
Federal National Mortgage Assoc.	2.103	%#	12/1/2035	688	727,277
Federal National Mortgage Assoc.	2.113	%#	2/1/2036	346	367,350
Federal National Mortgage Assoc.	2.136	%#	3/1/2039	353	375,609
Federal National Mortgage Assoc.	2.158	%#	1/1/2036	1,402	1,492,236
Federal National Mortgage Assoc.	2.168	%#	11/1/2036	2,640	2,826,717
Federal National Mortgage Assoc.	2.176	%#	8/1/2037	40	42,168
Federal National Mortgage Assoc.	2.231	%#	4/1/2038	1,088	1,165,139
Federal National Mortgage Assoc.	2.242	%#	3/1/2038	716	765,931
Federal National Mortgage Assoc.	2.252	%#	9/1/2038	373	398,698
Federal National Mortgage Assoc.	2.257	%#	8/1/2038	183	195,127
Federal National Mortgage Assoc.	2.26	%#	1/1/2038	574	616,291
Federal National Mortgage Assoc.	2.27	%#	4/1/2038	1,823	1,942,466
Federal National Mortgage Assoc.	2.286	%#	11/1/2038	1,354	1,453,177
Federal National Mortgage Assoc.	2.332	%#	1/1/2038	519	559,240
Federal National Mortgage Assoc.	2.362	%#	3/1/2038	197	213,518
Federal National Mortgage Assoc.	2.373	%#	6/1/2038	132	141,888
Federal National Mortgage Assoc.	2.485	%#	12/1/2038	209	224,910
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	516,866
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,100,530
Federal National Mortgage Assoc.	2.899	%#	6/1/2042	4,613	4,787,300
Federal National Mortgage Assoc.	2.943	%#	5/1/2042	4,977	5,160,185
Total Government Sponsored Enterprises Pass-Throughs (cost $51,973,700)					52,192,620

MUNICIPAL BONDS 0.06%

Miscellaneous 0.01%

New Jersey Econ Dev Auth	Zero Coupon		2/15/2019	100	88,952

Nursing Home 0.04%

New Jersey Econ Dev Auth	2.421%		6/15/2018	500	504,780

Power 0.01%

Guam Pwr Auth	7.50%		10/1/2015	70	70,223
Total Municipal Bonds (cost $664,150)					663,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.17%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	$297	$312,580
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	4,000	4,286,478
Banc of America Commercial Mortgage Trust 2007-2 AM	5.79	%#	4/10/2049	2,500	2,739,336
Banc of America Commercial Mortgage Trust 2007-3 AM	5.765	%#	6/10/2049	500	545,018
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	757,658
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.673	%#	6/24/2050	1,000	1,081,050
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	407,414
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.136	%#	2/15/2051	230	252,700
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	79	79,388
Banc of America Re-REMIC Trust 2014-IP A†	2.808	%#	6/15/2028	6,387	6,524,183
Banc of America Re-REMIC Trust 2014-IP B†	2.808	%#	6/15/2028	350	354,858
Banc of America Re-REMIC Trust 2014-IP C†	2.808	%#	6/15/2028	620	627,966
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.897	%#	6/11/2040	2,000	2,198,919
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 AM	5.915	%#	6/11/2050	2,000	2,216,644
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	177	192,895
BWAY Mortgage Trust 2013-1515 XB†	0.534	%#	3/10/2033	47,800	1,821,921
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	2,800	2,902,579
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.105	%#	6/15/2031	250	249,829
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP†	1.515	%#	6/15/2031	4,500	85,643
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.898	%#	12/10/2049	4,000	4,367,002
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	160	172,005
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	930	932,429
Citigroup Commercial Mortgage Trust 2013-SMP A†	2.11%		1/12/2030	1,281	1,299,181
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	254,039
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	500	506,046
Citigroup Commercial Mortgage Trust 2014-388G B†	1.202	%#	6/15/2033	452	454,571
Citigroup Commercial Mortgage Trust 2014-388G C†	1.552	%#	6/15/2033	250	251,268
Citigroup Commercial Mortgage Trust 2014-388G XCP†	0.643	%#	6/15/2033	20,000	254,000
Citigroup Commercial Mortgage Trust 2014-GC23 XB	0.319	%#	7/10/2047	3,452	73,773
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.265	%#	10/25/2036	681	659,943
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.295	%#	7/25/2036	659	624,178
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.776	%#	7/25/2036	783	750,489
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.38	%#	7/16/2034	100	112,097
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.38	%#	7/16/2034	200	222,524
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	1,100	1,242,985
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	886	958,096
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,686	1,715,758
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.944	%#	7/10/2046	100	114,972
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814	%#	7/17/2028	97	96,801
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	150	153,871
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525	%#	2/10/2029	12,000	377,208
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	361	361,508
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	2,010	2,030,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	$970	$973,441
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.142	%#	10/15/2045	5,879	645,050
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.282	%#	9/17/2029	81	81,669
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.755	%#	9/17/2029	200	201,454
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.255	%#	9/17/2029	620	622,783
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	849	838,361
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.094	%#	11/17/2026	325	327,203
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.752	%#	11/17/2026	1,519	1,521,901
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.302	%#	11/17/2026	405	405,978
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.152	%#	11/17/2026	1,300	1,309,565
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	5,000	5,050,817
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	690	694,825
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.699	%#	3/10/2046	11,585	985,736
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.865	%#	6/10/2046	19,753	770,589
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	3,425	3,434,444
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	88	86,564
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.481	%#	8/10/2047	3,660	308,381
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.10	%#	7/13/2031	1,500	1,504,986
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP†	0.348	%#	9/13/2015	5,892	7,200
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.057	%#	6/11/2027	865	866,834
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.457	%#	6/11/2027	750	748,221
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.807	%#	6/11/2027	600	599,920
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.305	%#	6/15/2034	652	652,318
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.905	%#	6/15/2034	521	521,763
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.555	%#	6/15/2034	621	621,221
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP†	3.386	%#	6/15/2034	11,400	692,926
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	100	109,732
Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA J†	0.805	%#	2/15/2022	300	288,000
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	4,200	4,515,792
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.173	%#	2/15/2041	1,035	1,145,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.097	%#	9/15/2039	$225	$247,197
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP†	1.686	%#	4/15/2027	3,250	90,896
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	220	239,516
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	2,000	2,182,993
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	3,981	4,122,825
DBUBS Mortgage Trust 2011-LC1A A2†	4.528%		11/10/2046	100	108,106
DBUBS Mortgage Trust 2011-LC1A A3†	5.002%		11/10/2046	1,000	1,130,581
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	594	621,445
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	545,965
Del Coronado Trust 2013 HDC A†	0.955	%#	3/15/2026	400	400,440
Del Coronado Trust 2013 HDC B†	1.455	%#	3/15/2026	1,000	999,853
Del Coronado Trust 2013 HDC C†	1.755	%#	3/15/2026	500	499,547
Del Coronado Trust 2013 HDC E†	2.805	%#	3/15/2026	500	497,057
EQTY Mortgage Trust 2014-INNS C†	1.759	%#	5/8/2031	100	99,716
EQTY Mortgage Trust 2014-INNS XCP†	1.854	%#	5/8/2031	8,514	107,331
Extended Stay America Trust 2013-ESFL DFL†	3.296	%#	12/5/2031	130	130,381
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	1,700	1,696,841
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	1,100	1,126,946
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	1,762	1,807,217
Extended Stay America Trust 2013-ESH7 D7†	5.521	%#	12/5/2031	900	944,109
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.184	%#	10/18/2054	250	253,418
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.356	%#	12/20/2054	419	416,264
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.416	%#	12/20/2054	477	474,618
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(b)	0.356	%#	12/20/2054	694	688,415
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(b)	0.296	%#	12/20/2054	205	203,649
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.356	%#	12/20/2054	417	413,656
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.014	%#	7/10/2038	2,500	2,687,561
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	2,540	2,590,357
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	1,000	1,000,367
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.532	%#	11/10/2045	1,955	245,142
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	1,120	1,121,223
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	1,328	1,345,209
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	1,500	1,539,891
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#	12/10/2027	1,950	1,994,134
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,900	1,954,828
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	1,400	1,451,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	$500	$536,606
GS Mortgage Securities Trust 2010-C1 D†	6.167	%#	8/10/2043	100	110,158
GS Mortgage Securities Trust 2012-GC6 XA†	2.328	%#	1/10/2045	53,865	6,060,594
GS Mortgage Securities Trust II 2006-GG8 AM	5.591%		11/10/2039	505	543,995
GS Mortgage Securities Trust II 2013-GC12 XA	1.924	%#	6/10/2046	25,503	2,507,557
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	1,000	1,001,181
HILT Mortgage Trust 2014-ORL A†	1.055	%#	7/15/2029	250	250,211
HILT Mortgage Trust 2014-ORL B†	1.355	%#	7/15/2029	100	100,103
HILT Mortgage Trust 2014-ORL C†	1.755	%#	7/15/2029	500	500,604
HILT Mortgage Trust 2014-ORL XCP†	1.104	%#	7/15/2029	1,000	15,394
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	2,094	2,069,970
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	1,000	1,083,860
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	265	287,099
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.892	%#	2/12/2049	385	415,321
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693	%#	12/5/2027	1,000	1,243,578
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.705	%#	3/18/2051	1,395	1,481,755
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%		11/15/2043	3,000	3,170,802
JPMorgan Chase Commercial Mortgage Securities Trust 2010-RR1 JPB†	5.985	%#	6/18/2049	372	401,137
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%		11/13/2044	3,600	3,751,807
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%		10/15/2045	300	301,652
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	1,315	1,315,843
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA	1.461	%#	12/15/2047	13,838	1,022,343
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	2,600	2,647,083
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA	1.029	%#	7/15/2045	7,384	320,418
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 B†	1.405	%#	4/15/2028	2,300	2,306,425
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.955	%#	4/15/2028	1,500	1,501,882
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.505	%#	4/15/2028	1,300	1,299,778
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ A†	0.935	%#	4/15/2030	1,400	1,398,698
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.305	%#	4/15/2030	900	898,871
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.655	%#	4/15/2030	1,650	1,647,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA	1.718	%#	4/15/2046	$1,984	$181,732
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.055	%#	4/15/2027	115	115,154
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.405	%#	4/15/2027	250	250,252
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%		2/15/2047	185	184,350
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%		2/15/2047	50	51,523
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	1,430	1,482,642
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.45	%#	4/15/2047	3,574	224,130
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441	%#	4/15/2047	1,000	28,005
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,703	2,788,000
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	535	550,597
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	373	377,452
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA†	0.503	%#	6/10/2027	2,906	54,434
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB†	0.16	%#	6/10/2027	1,292	4,871
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.255	%#	12/15/2030	500	496,553
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.075	%#	6/15/2029	615	615,153
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.855	%#	6/15/2029	200	199,765
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP†	0.09	%#	12/15/2015	25,000	29,588
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049	%#	6/15/2038	3,260	3,503,064
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	500	539,183
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	8,100	8,737,996
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	3,443	3,733,340
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	464	464,130
LSTAR Commercial Mortgage Trust 2014-2 XA†	1.033	%#	1/20/2041	3,494	132,316
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	132	130,202
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	110	108,983
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,090	1,175,657
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	4,785	5,057,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	$1,000	$1,013,152
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	1,930	1,942,446
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,538	1,509,750
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.864	%#	2/15/2046	2,836	267,377
Morgan Stanley Capital I 2007-HQ12 AM	5.773	%#	4/12/2049	2,256	2,437,684
Morgan Stanley Capital I 2007-IQ15 AM	6.105	%#	6/11/2049	2,267	2,464,584
Morgan Stanley Capital I 2012-C4 XA†	2.832	%#	3/15/2045	21,196	2,362,315
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	498	493,791
Morgan Stanley Capital I 2014-CPT XA†	0.188	%#	7/13/2029	60,000	479,184
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.991	%#	8/12/2045	5,000	5,460,182
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.395	%#	6/26/2036	268	266,574
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	1,022	1,024,545
Motel 6 Trust 2012-MTL6 B†	2.743%		10/5/2025	300	301,072
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,900	1,904,559
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.80	%#	8/25/2029	1,130	1,134,504
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.301	%#	8/25/2029	1,130	1,134,990
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.005	%#	8/25/2029	1,186	1,187,234
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.155	%#	8/25/2029	1,250	1,282,125
OBP Depositor LLC Trust 2010-OBP A†	4.646%		7/15/2045	1,052	1,169,990
PFP III Ltd. 2014-1 AS†	1.806	%#	6/14/2031	500	502,955
PFP III Ltd. 2014-1 B†	2.506	%#	6/14/2031	500	503,691
PFP III Ltd. 2014-1 C†	3.056	%#	6/14/2031	1,000	1,007,532
Prima Capital Ltd.	2.214%		5/24/2021	3,210	3,345,660
RAIT Trust 2014-FL2 B†	2.305	%#	5/13/2031	500	493,444
RBSCF Trust 2010-MB1 C†	5.007	%#	4/15/2024	145	147,815
RBSCF Trust 2010-RR3 MSCB†	6.105	%#	6/16/2049	3,010	3,328,524
RBSCF Trust 2010-RR3 WBTB†	6.14	%#	2/16/2051	930	1,021,781
RBSSP Resecuritization Trust 2013-1 3A1†	0.265	%#	1/26/2037	366	349,188
RBSSP Resecuritization Trust 2013-3 1A1	0.315	%#	11/26/2036	838	801,024
RBSSP Resecuritization Trust 2013-3 2A1†	0.315	%#	11/26/2036	749	688,095
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	669	690,596
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.205	%#	4/15/2032	450	451,161
RREF LLC 2013-LT3	2.50%		6/20/2028	370	370,287
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	227	222,121
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.784	%#	1/21/2055	120	120,256
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	419	419,601
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	1,510	1,508,270
Starwood Property Mortgage Trust 2013-FV1 C†	2.757	%#	8/11/2028	500	500,904
Starwood Property Mortgage Trust 2013-FV1 D†	3.657	%#	8/11/2028	500	500,968
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	147	147,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	$2,000	$2,026,595
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%	8/10/2049	520	522,880
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%	12/10/2045	1,200	1,198,195
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%	3/10/2046	2,900	2,925,795
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.268%#	3/10/2046	11,774	820,764
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.491%#	4/10/2046	19,719	1,626,152
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	205	211,702
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	328	337,941
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.505%#	12/15/2044	500	523,899
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	400	430,067
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	1,233	1,335,090
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.555%#	9/15/2021	504	491,458
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	2,000	2,153,089
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	5,300	5,757,507
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 A2†	0.295%#	6/15/2020	3,000	2,944,368
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	450	453,140
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.005%#	2/15/2027	250	250,258
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	201	201,366
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,000	1,032,554
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	950	1,032,913
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	472	488,082
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,350	1,420,577
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	480	481,431
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	479	481,742
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.735%#	6/15/2045	12,582	1,153,020
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,040	1,049,632
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	3,900	3,936,083
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.605%#	5/15/2045	12,795	1,089,617
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.412%#	5/15/2047	7,070	559,928
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.734%#	5/15/2047	1,368	71,053
WF-RBS Commercial Mortgage Trust 2014-C21 XB	0.762%#	8/15/2047	15,000	840,653
Total Non-Agency Commercial Mortgage-Backed Securities (cost $268,247,075)				266,348,016

U.S. TREASURY OBLIGATIONS 3.90%

U.S. Treasury Note	0.375%	3/15/2015	29,515	29,565,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	2.125%	12/31/2015	$11,428	$11,713,700
Total U.S. Treasury Obligations (cost $41,256,086)				41,278,846
Total Long-Term Investments (cost $1,007,542,614)				1,009,431,226

SHORT-TERM INVESTMENTS 4.65%

COMMERCIAL PAPER 2.07%

Aerospace/Defense 0.03%

Textron, Inc.	Zero Coupon	9/23/2014	350	349,884

Energy Equipment & Services 0.69%

Talisman Energy, Inc.	Zero Coupon	9/11/2014	3,600	3,599,370
Talisman Energy, Inc.	Zero Coupon	9/5/2014	3,750	3,749,781
Total				7,349,151

Oil: Integrated Domestic 0.48%

Weatherford International Ltd.	Zero Coupon	9/8/2014	750	749,896
Weatherford International Ltd.	Zero Coupon	9/22/2014	945	944,559
Weatherford International Ltd.	Zero Coupon	9/9/2014	500	499,924
Weatherford International Ltd.	Zero Coupon	10/6/2014	1,250	1,248,997
Weatherford International Ltd.	Zero Coupon	10/7/2014	500	499,582
Weatherford International Ltd.	Zero Coupon	9/8/2014	500	499,933
Weatherford International Ltd.	Zero Coupon	9/2/2014	650	650,000
Total				5,092,891

Railroads 0.08%

Kansas City Southern Railway	Zero Coupon	9/11/2014	800	799,900

Supermarkets 0.47%

Tesco Treasury Services plc	Zero Coupon	8/18/2015	5,000	4,958,478

Utilities 0.05%

Hawaiian Electric Co.	Zero Coupon	9/12/2014	500	499,919

Utilities: Miscellaneous 0.27%

Entergy Corp.	Zero Coupon	9/8/2014	1,350	1,349,854
Entergy Corp.	Zero Coupon	11/12/2014	1,500	1,498,562
Total				2,848,416
Total Commercial Paper (cost $21,897,305)				21,898,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.37%

Banks: Regional 0.23%

Royal Bank of Scotland Group plc (United Kingdom)(b)	5.00%	10/1/2014	$1,450	$1,453,945
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.05%	1/8/2015	975	985,817
Total				2,439,762

Beverages 0.05%

Constellation Brands, Inc.	8.375%	12/15/2014	551	562,709

Chemicals 0.02%

Yara International ASA (Norway)†(b)	5.25%	12/15/2014	200	202,640

Containers 0.03%

Brambles USA, Inc.†	3.95%	4/1/2015	303	308,470

Electric: Power 0.02%

TransAlta Corp. (Canada)(b)	4.75%	1/15/2015	210	213,189

Leasing 0.01%

International Lease Finance Corp.†	6.50%	9/1/2014	125	125,000

Metals & Minerals: Miscellaneous 0.01%

ALROSA Finance SA (Luxembourg)(b)	8.875%	11/17/2014	100	101,328
Total Corporate Bonds (cost $3,951,606)				3,953,098

FLOATING RATE LOAN(f) 0.10%

Telecommunications

Consolidated Communications, Inc. Bridge Term Loan (cost $1,000,000)	—	1/30/2015	1,000	1,000,000

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP† (cost $0)	0.027%#	5/15/2015	6,385	401

REPURCHASE AGREEMENT 2.11%

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $22,560,000 of U.S. Treasury Note at 0.875% due 2/28/2017; value: $22,729,200; proceeds: $22,282,788 (cost $22,282,788)			22,283	22,282,788
Total Short-Term Investments (cost $49,131,699)				49,134,926
Total Investments in Securities 100.03% (cost $1,056,674,313)				1,058,566,152
Liabilities in Excess of Foreign Cash & Other Assets(h) (0.03%)				(320,188)
Net Assets 100.00%				$1,058,245,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2014 (See Note 2(e)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted security.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2014.
(g)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(h)	Liabilities in Excess of Foreign Cash & Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Bank of America	10/7/2014	315,000	$294,592	$289,475	$5,117
Swiss franc	Sell	J.P. Morgan	11/19/2014	325,000	360,086	354,298	5,788
Swiss franc	Sell	UBS AG	11/19/2014	315,000	348,127	343,396	4,731
Swiss franc	Sell	UBS AG	11/19/2014	158,000	173,980	172,243	1,737
euro	Sell	Bank of America	11/13/2014	165,000	221,737	216,903	4,834
euro	Sell	Deutsche Bank AG	11/13/2014	55,000	74,952	72,301	2,651
euro	Sell	J.P. Morgan	11/13/2014	265,000	354,113	348,359	5,754
euro	Sell	J.P. Morgan	11/13/2014	424,000	576,937	557,375	19,562
euro	Sell	J.P. Morgan	11/13/2014	815,000	1,091,315	1,071,369	19,946
British pound	Sell	Bank of America	10/17/2014	190,000	318,566	315,317	3,249
British pound	Sell	Bank of America	10/17/2014	110,000	188,332	182,552	5,780
British pound	Sell	Bank of America	10/17/2014	270,000	461,377	448,082	13,295
British pound	Sell	Goldman Sachs	10/17/2014	190,000	325,826	315,317	10,509
British pound	Sell	J.P. Morgan	10/17/2014	290,000	496,586	481,273	15,313
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$118,266

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	10/17/2014	125,850	$213,600	$208,856	$(4,744)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2014	1,172	Long	$256,722,939	$99,861
U.S. 5-Year Treasury Note	December 2014	160	Short	(19,013,750)	2,694
Totals				$237,709,189	$102,555

Open Consumer Price Index (“CPI”) Swaps at August 31, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	$30,000,000	$30,006,379	$6,379
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	5,039,821	39,821
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,004,372	4,372
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	15,034,903	34,903
Morgan Stanley	CPI Urban Consumer NSA	2.7975%	6/28/2043	15,000,000	15,527,615	527,615
Morgan Stanley	CPI Urban Consumer NSA	2.5225%	10/31/2023	15,000,000	15,183,982	183,982
Morgan Stanley	CPI Urban Consumer NSA	2.415%	7/2/2023	15,000,000	15,066,548	66,548
Unrealized Appreciation on CPI Swaps						$863,620

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	$14,588,973	$(411,027)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	39,904,749	(95,251)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	29,888,006	(111,994)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,775,825	(224,175)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	39,380,023	(619,977)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	$3,745,640	$(254,360)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,630,247	(369,753)
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	29,887,022	(112,978)
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	24,848,467	(151,533)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,927,367	(72,633)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	39,681,037	(318,963)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	29,608,040	(391,960)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	14,447,664	(552,336)
Barclays Bank plc	2.6475%	CPI Urban Consumer NSA	9/28/2022	20,000,000	19,280,577	(719,423)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	14,342,886	(657,114)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	13,901,043	(1,098,957)
Credit Suisse	CPI Urban Consumer NSA	1.700%	11/21/2015	20,000,000	19,912,102	(87,898)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,513,553	(486,447)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,778,324	(221,676)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	28,869,110	(1,130,890)
Credit Suisse	2.864%	CPI Urban Consumer NSA	2/22/2032	8,000,000	7,480,152	(519,848)
Deutsche Bank AG	CPI Urban Consumer NSA	1.790%	1/2/2016	20,000,000	19,885,886	(114,114)
Deutsche Bank AG	1.690%	CPI Urban Consumer NSA	12/12/2015	30,000,000	29,825,759	(174,241)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,918,752	(81,248)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	29,690,318	(309,682)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	$10,000,000	$9,871,401	$(128,599)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,875,518	(124,482)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	39,286,214	(713,786)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,835,343	(164,657)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	19,640,951	(359,049)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,767,747	(232,253)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,885,838	(114,162)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,740,850	(259,150)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,797,486	(202,514)
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	14,426,082	(573,918)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,600,060	(399,940)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,760,935	(239,065)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,405,871	(594,129)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	14,360,017	(639,983)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,595,551	(404,449)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,653,297	(346,703)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,340,877	(659,123)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	14,283,087	(716,913)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,322,179	(677,821)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	28,686,539	(1,313,461)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	28,648,413	(1,351,587)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,746,397	(253,603)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,468,009	(531,991)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	23,817,048	(1,182,952)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Open Consumer Price Index (“CPI”) Swaps at August 31, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	$15,000,000	$13,758,690	$(1,241,310)
Goldman Sachs	CPI Urban Consumer NSA	1.9575%	1/17/2017	40,000,000	39,817,219	(182,781)
Goldman Sachs	CPI Urban Consumer NSA	1.795%	1/9/2016	40,000,000	39,764,820	(235,180)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	29,921,905	(78,095)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	29,205,399	(794,601)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,709,056	(290,944)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,299,105	(700,895)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,127,275	(872,725)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,313,848	(686,152)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	19,088,948	(911,052)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	13,833,751	(1,166,249)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,225,683	(774,317)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,741,884	(258,116)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	29,636,292	(363,708)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,765,209	(234,791)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	19,220,270	(779,730)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,308,958	(691,042)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	28,660,734	(1,339,266)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,620,926	(379,074)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,747,655	(252,345)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,550,143	(449,857)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,893,106	(106,894)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,701,208	(298,792)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	$20,000,000	$19,417,939	$(582,061)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,160,144	(839,856)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,382,776	(617,224)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,345,067	(654,933)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,694,757	(305,243)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,693,341	(306,659)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,638,664	(361,336)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,343,199	(656,801)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,724,166	(275,834)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,982,953	(17,047)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	29,711,153	(288,847)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,738,889	(261,111)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,613,182	(386,818)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,464,504	(535,496)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,358,447	(641,553)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,116,984	(883,016)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	23,868,725	(1,131,275)
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	9,420,471	(579,529)
Wells Fargo	2.950%	CPI Urban Consumer NSA	1/31/2033	15,000,000	13,918,475	(1,081,525)
Unrealized Depreciation on CPI Swaps						$(44,966,848)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

Credit Default Swaps on Indexes - Sell Protection at  August 31, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$300,000	$283,064	$298,125	$15,815	$13,940	$1,875
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	500,000	471,774	496,875	11,932	8,807	3,125
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	975,976	991,250	34,634	25,884	8,750
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	1,951,952	1,982,500	71,065	53,565	17,500
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	485,247	496,875	38,365	35,240	3,125
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	300,000	284,145	298,125	15,819	13,944	1,875
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	473,576	496,875	26,366	23,241	3,125
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	94,715	99,125	7,570	6,695	875
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,500,000	1,415,322	1,490,625	41,147	31,772	9,375
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	195,195	198,250	16,194	14,444	1,750
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	487,988	495,625	40,499	36,124	4,375
						$319,406	$263,656	$55,750

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $263,656. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2014

Open Total Return Swap at August 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$21,725	52 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$21,725	4/13/2015	$21,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$129,545,948	$—	$129,545,948
Corporate Bonds	—	440,084,767	—	440,084,767
Floating Rate Loans(4)
Aerospace/Defense	—	2,658,826	—	2,658,826
Apparel	—	357,639	—	357,639
Consumer Products	—	1,061,025	—	1,061,025
Containers	—	211,216	—	211,216
Energy Equipment & Services	—	1,237,445	—	1,237,445
Financial Services	—	1,159,742	—	1,159,742
Food	—	1,544,954	—	1,544,954
Gaming	—	6,636,220	—	6,636,220
Health Care	—	6,507,085	—	6,507,085
Health Care Products	—	595,533	—	595,533
Leisure	—	96,645	—	96,645
Media	—	8,386,928	—	8,386,928
Metals & Minerals: Miscellaneous	—	101,000	—	101,000
Services	—	1,977,806	901,588	2,879,394
Technology	—	3,208,738	—	3,208,738
Telecommunications	—	5,041,906	—	5,041,906
Utilities	—	1,137,776	1,547,933	2,685,709
Foreign Bonds	—	3,932,064	—	3,932,064
Foreign Government Obligations	—	2,442,380	—	2,442,380
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	33,525,723	—	33,525,723
Government Sponsored Enterprises Pass-Throughs	—	52,192,620	—	52,192,620
Municipal Bonds	—	663,955	—	663,955
Non-Agency Commercial Mortgage-Backed Securities	—	266,348,417	—	266,348,417
U.S. Treasury Obligations	—	41,278,846	—	41,278,846
Commercial Paper	—	21,898,639	—	21,898,639
Repurchase Agreements	—	22,282,788	—	22,282,788
Total	$—	$1,056,116,631	$2,449,521	$1,058,566,152

Other Financial Instruments
CPI Swaps
Assets	$—	$863,620	$—	$863,620
Liabilities	—	(44,966,848)	—	(44,966,848)
Credit Default Swaps
Assets	—	—	—	—
Liabilities	—	(55,750)	—	(55,750)
Forward Foreign Currency Exchange Contracts
Assets	—	118,266	—	118,266
Liabilities	—	(4,744)	—	(4,744)
Futures Contracts
Assets	102,555	—	—	102,555
Liabilities	—	—	—	—
Total Return Swap
Assets	—	—	21,725	21,725
Liabilities	—	—	—	—
Total	$102,555	$(44,045,456)	$21,725	$(43,921,176)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2014

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2013	$1,673,044	$—
Accrued discounts/premiums	(558)	—
Realized gain (loss)	(1,128)	—
Change in unrealized appreciation/depreciation	(6,301)	—
Purchases	1,090,342	21,725
Sales	(762,220)	—
Net transfers in or out of Level 3	456,342	—
Balance as of August 31, 2014	$2,449,521	$21,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,720,778	$45,573
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	8,364,391	193,970
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	11,029,403	255,000
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	15,059,216	207,516
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	8,285,419	91,802
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	27,587,187	173,248
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	1,007,918	25,551
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	52,008,951	417,632
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	1,469,577	20,545
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	29,415,250	275,915
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	10,213,554	256,769
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	20,629,881	93,453
Total Investments in Underlying Funds (cost $1,818,521,949)		2,056,974

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $780,000 of U.S. Treasury Note at 0.50% due 7/31/2017; value: $770,250; proceeds: $752,125 (cost $752,125)	$752	752
Total Investments in Securities 100.01% (cost $1,819,274,074)		2,057,726
Liabilities in Excess of Other Assets(m) (0.01)%		(299)
Net Assets 100.00%		$2,057,427

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2014

(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Liabilities in Excess of Other Assets include net unrealized depreciation on consumer price index (“CPI”) swaps and futures contracts as follows:

Open Consumer Price Index (“CPI”) Swaps at August 31, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Morgan Stanley	2.375%	CPI Urban Consumer NSA	8/5/2020	$9,900,000	$9,823,418	$(76,582)

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2014	63	Short	$(7,924,219)	$(26,421)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$2,056,974	$—	$—	$2,056,974
Repurchase Agreement	—	752	—	752
Total	$2,056,974	$752	$—	$2,057,726
Other Financial Instruments
CPI Swap
Assets	$—	$—	$—	$—
Liabilities	—	(77)	—	(77)
Futures Contracts
Assets	—	—	—	—
Liabilities	(26)	—	—	(26)
Total	$(26)	$(77)	$—	$(103)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.84%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	5,375,834	$90,045
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,777,706	133,985
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,044,550	185,990
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,952,102	43,789
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	549,017	13,918
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	28,476,820	228,669
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	795,815	11,126
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	20,782,766	194,942
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	7,319,926	184,023
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	6,637,208	30,067
Total Investments in Underlying Funds (cost $976,401,581)		1,116,554

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.21%

Repurchase Agreement

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $2,365,000 of Federal Home Loan Mortgage Corp. at 1.00% due 7/25/2017; value: $2,356,131; proceeds: $2,307,269 (cost $2,307,269)	$2,307	2,307
Total Investments in Securities 100.05% (cost $978,708,850)		1,118,861
Liabilities in Excess of Other Assets(k) (0.05)%		(566)
Net Assets 100.00%		$1,118,295

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2014

(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Liabilities in Excess of Other Assets include net unrealized depreciation on consumer price index (“CPI”) swaps and futures contracts as follows:

Open Consumer Price Index (“CPI”) Swaps at August 31, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Morgan Stanley	2.375%	CPI Urban Consumer NSA	8/5/2020	$5,400,000	$5,358,228	$(41,772)

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2014	15	Short	$(1,886,719)	$(6,291)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,116,554	$—	$—	$1,116,554
Repurchase Agreement	—	2,307	—	2,307
Total	$1,116,554	$2,307	$—	$1,118,861
Other Financial Instruments
CPI Swap
Assets	$—	$—	$—	$—
Liabilities	—	(42)	—	(42)
Futures Contracts
Assets	—	—	—	—
Liabilities	(6)	—	—	(6)
Total	$(6)	$(42)	$—	$(48)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.50%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,411,586	$40,394
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	4,771,424	110,315
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	17,006,851	234,354
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	9,491,435	105,165
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	31,655,287	198,795
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	1,141,531	28,938
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	89,027,709	714,893
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	1,672,020	23,375
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	21,205,712	198,910
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	4,597,340	115,577
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	126,997,961	575,301
Total Investments in Underlying Funds (cost $2,289,596,439)		2,346,017

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.19%

Repurchase Agreement

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $4,675,000 of Federal Home Loan Mortgage Corp. at 1.00% due 7/25/2017; value: $4,657,469; proceeds: $4,565,956 (cost $4,565,956)	$4,566	4,566
Total Investments in Securities 99.69% (cost $2,294,162,395)		2,350,583
Other Assets in Excess of Liabilities(m) 0.31%		7,300
Net Assets 100.00%		$2,357,883

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2014

(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized depreciation on consumer price index (“CPI”) swaps and futures contracts as follows:

Open Consumer Price Index (“CPI”) Swaps at August 31, 2014:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Morgan Stanley	2.375%	CPI Urban Consumer NSA	8/5/2020	$11,100,000	$11,014,135	$(85,865)

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2014	61	Short	$(7,672,656)	$(25,581)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,346,017	$—	$—	$2,346,017
Repurchase Agreements	—	4,566	—	4,566
Total	$2,346,017	$4,566	$—	$2,350,583
Other Financial Instruments
CPI Swap
Assets	$—	$—	$—	$—
Liabilities	—	(86)	—	(86)
Futures Contracts
Assets	—	—	—	—
Liabilities	(26)	—	—	(26)
Total	$(26)	$(86)	$—	$(112)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of underlying funds.
(3)	There were no level transfers during the period ended August 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.33%

ASSET-BACKED SECURITIES 12.31%

Automobiles 5.36%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$55,685	$55,764,022
Ally Auto Receivables Trust 2013-2 A3	0.79%	1/15/2018	18,350	18,344,862
Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	172,635	172,273,330
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	44,056	44,102,010
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	32,257	32,269,680
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	1,676	1,675,590
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	32,975	33,005,601
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,444,210
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,255,681
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	42,900	42,944,831
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	47,375	47,371,210
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	32,156	32,424,267
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	40,794	41,044,278
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	10,950	10,946,244
California Republic Auto Receivables Trust 2014-2 A3	0.91%	8/15/2018	42,000	41,973,582
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	35,868	35,884,095
Capital Auto Receivables Asset Trust 2013-2 A1	0.77%	7/20/2015	26,054	26,063,582
Capital Auto Receivables Asset Trust 2013-4 A1	0.536%#	3/21/2016	63,000	63,055,629
Capital Auto Receivables Asset Trust 2013-4 A2	0.85%	2/21/2017	46,650	46,752,233
CarFinance Capital Auto Trust 2013-1A A†	1.65%	7/17/2017	1,736	1,740,308
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	13,335	13,367,951
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	56,965	56,979,441
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	4,045	4,063,219
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	6,253	6,257,060
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	60,875	60,811,781
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	81,625	81,614,062
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	18,590	18,646,560
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	68,250	68,222,461
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	69,505	69,499,752
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	51,445	51,593,445
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	49,830	49,880,926
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	69,825	69,800,212
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	19,892	19,893,434
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	10,274	10,279,810
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	45,680	45,720,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%	10/15/2018	$44,930	$44,834,434
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	19,576	19,585,275
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	12,637	12,649,049
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	42,340	42,360,704
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	42,576	42,639,311
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	5,332	5,332,483
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	32,702	32,728,863
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	8,732	8,734,520
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	35,165	35,238,600
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	48,208	48,272,261
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	17,117	17,126,613
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	84,276	84,283,858
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	69,015	68,976,938
World Omni Auto Receivables Trust 2014-A A2	0.43%	5/15/2017	73,085	73,101,810
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	24,803	24,847,841
Total				1,970,678,232

Credit Cards 1.41%

American Express Credit Account Master Trust 2012-3 B	0.655%#	3/15/2018	21,700	21,689,541
American Express Credit Account Master Trust 2012-5 A	0.59%	5/15/2018	24,172	24,189,766
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	59,620	59,742,042
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	43,000	43,118,358
Chase Issuance Trust 2014-A3	0.355%#	5/15/2018	10,500	10,496,735
Citibank Credit Card Issuance Trust 2013-A1	0.255%#	4/24/2017	30,000	29,993,565
Discover Card Execution Note Trust 2011-A4	0.505%#	5/15/2019	38,415	38,572,847
Discover Card Execution Note Trust 2012-B3	0.605%#	5/15/2018	67,800	67,922,074
Dryrock Issuance Trust 2012-1 A	0.305%#	8/15/2017	50,000	50,000,000
Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	40,750	40,740,587
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%	3/15/2018	51,275	52,160,160
World Financial Network Credit Card Master Trust 2011-A	1.68%	8/15/2018	33,150	33,193,708
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	45,175	45,196,232
Total				517,015,615

Home Equity 0.27%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.355%#	1/25/2036	23,092	22,174,230
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.315%#	5/25/2036	23,575	21,728,184
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.245%#	12/25/2036	3,348	3,335,634
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.225%#	12/25/2036	2,419	2,416,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)

Home Equity Asset Trust 2006-6 2A2	0.265	%#	11/25/2036	$3,126	$3,127,104
Home Equity Asset Trust 2006-7 2A2	0.265	%#	1/25/2037	18,582	18,314,172
Home Equity Asset Trust 2006-8 2A2	0.265	%#	3/25/2037	16,286	16,072,530
Option One Mortgage Loan Trust 2005-1 A4	0.955	%#	2/25/2035	14,004	13,770,531
Total					100,938,912

Other 5.27%

AMAC CDO Funding I 2006-1A A1†	0.43	%#	11/23/2050	20,160	19,505,111
AMAC CDO Funding I 2006-1A A2†	0.455	%#	11/23/2050	17,908	17,191,927
AMAC CDO Funding I 2006-1A B†	0.535	%#	11/23/2050	12,500	11,218,750
Apidos CDO III Ltd. 2006-3A A2†	0.68	%#	6/12/2020	11,000	10,753,052
ARES CLO Ltd. 2007-3RA A2†	0.453	%#	4/16/2021	32,924	32,580,102
Avenue CLO VI Ltd. 2007-6A A2†	0.583	%#	7/17/2019	11,750	11,514,799
Avery Point IV CLO Ltd. 2014-1A A†	1.754	%#	4/25/2026	5,000	5,015,192
Avery Point V CLO Ltd. 2014-5A A†	1.696	%#	7/17/2026	33,700	33,750,661
Babson CLO Ltd. 2006 I-1A B†	0.624	%#	7/15/2018	6,537	6,516,542
Babson CLO, Inc. 2007 I-1A A1†	0.459	%#	1/18/2021	12,239	12,095,773
BlueMountain CLO Ltd. 2014-3A A1†(a)	1.48	%#	10/15/2026	51,750	51,697,733
Bridgeport CLO Ltd. 2006-1A A1†	0.484	%#	7/21/2020	8,300	8,234,829
Cent CDO Ltd. 2006-12A A†	0.471	%#	11/18/2020	9,659	9,547,862
Cent CDO Ltd. 2007-14A A2B†	0.564	%#	4/15/2021	15,000	14,412,731
Cent CDO XI Ltd. 2006-11A A1†	0.494	%#	4/25/2019	13,085	12,953,975
Cerberus Onshore II CLO LLC 2013-1A A1†	2.234	%#	10/15/2023	40,000	40,231,264
CIFC Funding II Ltd. 2014-2A A1L†	1.725	%#	5/24/2026	34,100	34,183,173
CIT Mortgage Loan Trust 2007-1 2A2†	1.405	%#	10/25/2037	9,156	9,157,265
Cornerstone CLO Ltd. 2007-1A A1S†	0.454	%#	7/15/2021	30,000	29,713,929
Crown Point CLO Ltd. 2012-1A A1LB†	1.732	%#	11/21/2022	5,200	5,212,426
Divcore CLO 2013	4.051%		11/27/2032	2,000	2,003,125
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484	%#	7/17/2023	85,250	84,779,650
Fairway Loan Funding Co. 2006-1A A3L†	0.893	%#	10/17/2018	19,500	19,378,772
FBR Securitization Trust 2005-4 AV24	0.855	%#	10/25/2035	20,737	18,513,801
Fore CLO Ltd. 2007-1A A2†	0.684	%#	7/20/2019	9,775	9,707,824
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.734	%#	10/19/2025	23,550	23,454,898
Fortress Credit BSL Ltd. 2013-1A A†	1.414	%#	1/19/2025	10,600	10,504,476
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.531	%#	12/20/2020	6,000	5,956,301
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704	%#	10/15/2026	47,125	47,234,716
Gleneagles CLO Ltd. 2005-1A B†	0.79	%#	11/1/2017	29,100	28,733,011
Gramercy Real Estate CDO Ltd. 2007-1A A1†	0.514	%#	8/15/2056	29,349	25,717,355
Harch CLO III Ltd. 2007-1A B†	0.634	%#	4/17/2020	8,250	8,104,405
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	56,646,715
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	21,950	22,006,664
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	13,905	13,915,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	$5,600	$5,604,248
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,428,188
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	19,055	18,814,888
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	49,045	49,060,204
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	40,085	40,243,977
HLSS Servicer Advance Receivables Trust 2014-T1 BT1†	1.542%		1/17/2045	12,000	12,011,808
HLSS Servicer Advance Receivables Trust 2014-T2 AT2†	2.217%		1/15/2047	30,000	30,239,355
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.50	%#	8/1/2020	7,982	7,962,575
Jasper CLO Ltd. 2005-1A A†	0.51	%#	8/1/2017	5,458	5,440,790
JFIN CLO Ltd. 2007-1A A2†	0.474	%#	7/20/2021	19,204	19,057,175
JFIN Revolver CLO Ltd. 2013-1A A†	1.484	%#	1/20/2021	40,500	40,489,754
JFIN Revolver CLO Ltd. 2014-2A A2†	1.534	%#	2/20/2022	34,900	34,944,002
Kingsland III Ltd. 2006-3A A1†	0.45	%#	8/24/2021	14,185	14,124,513
KKR Financial CLO Ltd. 2006-1A C†	1.185	%#	8/25/2018	18,077	17,646,717
KKR Financial CLO Ltd. 2007-1A A†	0.584	%#	5/15/2021	44,367	43,967,434
KKR Financial CLO Ltd. 2007-1A B†	0.984	%#	5/15/2021	8,000	7,796,894
Landmark VII CDO Ltd. 2006-7A A3L†	0.984	%#	7/15/2018	9,500	9,385,702
Liberty CLO Ltd. 2005-1A A1C†	0.49	%#	11/1/2017	1,851	1,850,000
Meritage Mortgage Loan Trust 2004-2 M3	1.13	%#	1/25/2035	10,676	10,138,667
Morgan Stanley ABS Capital I 2006-HE1 A3	0.335	%#	1/25/2036	5,803	5,763,851
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.681	%#	3/15/2018	14,500	14,476,612
Mountain View CLO III Ltd. 2007-3A A1†	0.448	%#	4/16/2021	18,504	18,416,356
MT Wilson CLO II Ltd. 2007-2A A2†	0.574	%#	7/11/2020	7,287	7,154,135
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	39,384,956
Nautique Funding Ltd. 2006-1A A1A†	0.484	%#	4/15/2020	19,654	19,518,910
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	24,300	24,463,150
Nomura CRE CDO Ltd. 2007-2A A1A†	0.484	%#	5/21/2042	19,213	19,021,061
NorthStar Real Estate CDO VIII Ltd. 2006-8A A1†	0.446	%#	2/1/2041	15,401	14,881,178
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	0.516	%#	2/1/2041	11,000	9,735,000
Northwoods Capital XI Ltd. 2014-11A A†	1.834	%#	4/15/2025	23,200	23,244,989
Ocean Trails CLO I 2006-1A A1†	0.484	%#	10/12/2020	14,420	14,309,485
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.754	%#	4/15/2026	42,300	42,429,214
Octagon Loan Funding Ltd. 2014-1A A1†(a)	1.646	%#	11/18/2026	35,325	35,219,025
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.461	%#	3/14/2022	18,550	18,368,563
OZLM VIII Ltd. 2014-8A A1A†(a)	1.715	%#	10/17/2026	68,415	68,025,034
Race Point III CLO Ltd. 2006-3 A (Ireland)†(c)	0.494	%#	4/15/2020	15,121	15,059,909
Red River CLO Ltd. 1A A†	0.51	%#	7/27/2018	11,435	11,370,104
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	52,430	55,856,795
SLM Student Loan Trust 2011-1 A1(b)	0.675	%#	3/25/2026	23,470	23,634,623
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	26,868	26,995,831
SLM Student Loan Trust 2012-A A1†	1.555	%#	8/15/2025	14,056	14,236,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Student Loan Trust 2012-C A1†	1.255%#	8/15/2023	$13,580	$13,678,506
SLM Student Loan Trust 2012-E A1†	0.905%#	10/16/2023	18,119	18,195,345
SLM Student Loan Trust 2013-B A1†	0.805%#	7/15/2022	44,523	44,649,619
Stone Tower CLO V Ltd. 2006-5A A2B†	0.563%#	7/16/2020	40,500	39,654,344
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.453%#	4/17/2021	19,408	19,019,426
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.553%#	4/17/2021	4,411	4,269,919
Venture VIII CDO Ltd. 2007-8A A1A†	0.512%#	7/22/2021	22,250	21,992,263
Venture XVII CLO Ltd. 2014-17A A†	1.764%#	7/15/2026	31,000	31,077,190
Venture XVIII CLO Ltd. 2014-18A A†	1.737%#	10/15/2026	45,250	45,069,000
Westchester CLO Ltd. 2007-1A A1A†	0.465%#	8/1/2022	32,904	32,662,235
WhiteHorse III Ltd. 2006-1A A1L†	0.51%#	5/1/2018	3,873	3,869,427
Total				1,936,053,876
Total Asset-Backed Securities (cost $4,510,018,665)				4,524,686,635

CORPORATE BONDS 41.57%

Aerospace/Defense 0.13%

B/E Aerospace, Inc.	5.25%	4/1/2022	19,475	21,179,063
Exelis, Inc.	4.25%	10/1/2016	20,783	21,966,820
Litton Industries, Inc.	6.75%	4/15/2018	2,750	3,184,640
Total				46,330,523

Air Transportation 0.28%

Continental Airlines, Inc.	7.461%	10/1/2016	381	392,534
Delta Air Lines 2011-1 Class B Pass-Through Trust†	7.125%	4/15/2016	31,700	31,937,750
United Airlines, Inc.†	6.75%	9/15/2015	61,837	62,013,236
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015	9,773	10,310,661
Total				104,654,181

Apparel 0.01%

Perry Ellis International, Inc.	7.875%	4/1/2019	2,200	2,282,500

Auto Parts: Original Equipment 0.81%

Accuride Corp.	9.50%	8/1/2018	23,356	24,494,605
Continental Rubber of America Corp.†	4.50%	9/15/2019	123,001	129,951,172
Delphi Corp.	6.125%	5/15/2021	84,501	93,584,857
Hertz Corp. (The)	7.50%	10/15/2018	14,256	14,915,340
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018	4,925	5,269,750
Schaeffler Holding Finance BV PIK (Netherlands)†(c)	6.875%	8/15/2018	28,892	30,589,405
Total				298,805,129

Automotive 0.04%

Kia Motors Corp. (South Korea)†(c)	3.625%	6/14/2016	13,600	14,177,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center 1.06%

1Malaysia Sukuk Global Berhad (Malaysia)†(c)	3.928%	6/4/2015	$13,575	$13,965,960
Akbank TAS (Turkey)†(c)	3.875%	10/24/2017	7,850	8,002,290
Banco de Bogota SA (Colombia)†(c)	5.00%	1/15/2017	5,100	5,457,000
Banco Nacional de Costa Rica (Costa Rica)†(c)	4.875%	11/1/2018	19,500	20,133,750
Bank of America Corp.	5.25%	12/1/2015	16,304	17,136,645
Bank of America Corp.	5.42%	3/15/2017	72,592	79,302,114
Bank of America Corp.	5.49%	3/15/2019	48,802	54,896,589
Bank of America Corp.	5.75%	8/15/2016	37,970	41,191,906
BBVA Banco Continental SA (Peru)†(c)	2.25%	7/29/2016	12,655	12,813,188
Export-Import Bank of Korea (South Korea)(c)	0.984%#	1/14/2017	11,250	11,317,253
Export-Import Bank of Korea (South Korea)(c)	1.082%#	9/17/2016	6,100	6,156,809
Export-Import Bank of Korea (South Korea)(c)	3.75%	10/20/2016	6,675	7,055,081
Santander Bank NA	8.75%	5/30/2018	750	907,364
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	13,125,300
Zions Bancorporation	4.00%	6/20/2016	26,495	27,656,435
Zions Bancorporation	4.50%	3/27/2017	55,673	59,056,805
Zions Bancorporation	5.50%	11/16/2015	3,755	3,887,379
Zions Bancorporation	7.75%	9/23/2014	8,399	8,429,320
Total				390,491,188

Banks: Regional 3.78%

Associated Banc-Corp.	5.125%	3/28/2016	69,516	73,537,223
Banco de Credito e Inversiones (Chile)†(c)	3.00%	9/13/2017	12,800	13,196,723
Banco del Estado de Chile (Chile)†(c)	2.00%	11/9/2017	34,000	34,227,120
Banco del Estado de Chile COD	2.03%	4/2/2015	7,900	7,970,697
Banco do Brasil SA	3.875%	1/23/2017	24,800	25,824,240
Banco Santander Chile (Chile)†(c)	2.106%#	6/7/2018	24,000	24,492,000
Bangkok Bank PCL (Hong Kong)†(c)	3.30%	10/3/2018	11,000	11,307,648
Bank of America Corp.	5.70%	5/2/2017	21,714	23,946,720
Bank of America Corp.	6.05%	5/16/2016	48,192	52,132,804
Bank of America Corp.	10.20%	7/15/2015	12,006	12,984,093
Bank of America NA	0.511%#	6/15/2016	2,000	1,988,872
Bank of America NA	0.531%#	6/15/2017	2,133	2,116,900
Bank of America NA	5.30%	3/15/2017	142,590	155,608,182
Bank of America NA	6.10%	6/15/2017	20,281	22,715,207
Bank of Nova Scotia (The) (Canada)†(c)	2.15%	8/3/2016	14,450	14,837,433
CIT Group, Inc.	5.25%	3/15/2018	23,174	24,796,180
Citigroup, Inc.	5.00%	9/15/2014	157,730	157,953,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	5.50%	2/15/2017	$81,908	$89,566,889
Discover Bank	8.70%	11/18/2019	23,473	29,593,068
Export-Import Bank of China (The) (China)†(c)	2.50%	7/31/2019	34,500	34,589,527
Fifth Third Bancorp	5.45%	1/15/2017	5,965	6,518,296
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	15,968,327
Goldman Sachs Group, Inc. (The)	2.235%#	8/24/2016	3,350	3,420,380
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	67,847	74,149,376
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018	83,893	96,288,359
ING Bank NV (Netherlands)†(c)	5.125%	5/1/2015	8,350	8,576,878
Korea Development Bank (The) (South Korea)(c)	0.857%#	1/22/2017	23,100	23,182,282
Korea Exchange Bank (South Korea)†(c)	2.50%	6/12/2019	9,500	9,501,349
Macquarie Bank Ltd. (Australia)†(c)	5.00%	2/22/2017	6,055	6,567,138
Morgan Stanley	3.00%	8/30/2015	2,250	2,295,293
Morgan Stanley	3.00%	8/31/2015	3,622	3,685,385
National City Corp.	6.875%	5/15/2019	36,870	44,304,762
National Savings Bank (Sri Lanka)†(c)	8.875%	9/18/2018	15,100	17,214,000
National Savings Bank (Sri Lanka)(c)	8.875%	9/18/2018	700	798,000
PNC Funding Corp.	5.625%	2/1/2017	5,460	5,982,173
Popular, Inc.	7.00%	7/1/2019	7,515	7,590,150
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	7,282	7,873,663
Regions Financial Corp.	5.75%	6/15/2015	3,240	3,365,913
Regions Financial Corp.	7.75%	11/10/2014	25,915	26,237,823
Royal Bank of Scotland Group plc (United Kingdom)(c)	2.55%	9/18/2015	2,250	2,290,196
Royal Bank of Scotland plc (The) (United Kingdom)(c)	9.50%	3/16/2022	34,745	40,291,518
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(c)	5.298%	12/27/2017	6,800	6,536,500
Sberbank via SB Capital SA (Russia)†(c)	4.95%	2/7/2017	11,800	11,812,744
Sberbank via SB Capital SA (Russia)(c)	5.40%	3/24/2017	4,900	4,885,300
Sberbank via SB Capital SA (Russia)†(c)	5.50%	2/26/2024	5,750	5,045,625
Standard Chartered Bank (United Kingdom)†(c)	6.40%	9/26/2017	39,371	44,401,944
Swedbank Hypotek AB (Sweden)†(c)	2.95%	3/28/2016	16,900	17,513,960
Synovus Financial Corp.	7.875%	2/15/2019	24,158	27,419,330
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%	6/4/2019	9,500	9,603,550
Turkiye Halk Bankasi AS (Turkey)†(c)	4.875%	7/19/2017	9,800	10,167,500
Turkiye Vakiflar Bankasi Tao (Turkey)†(c)	3.75%	4/15/2018	6,700	6,612,900
Turkiye Vakiflar Bankasi Tao (Turkey)†(c)	5.75%	4/24/2017	10,000	10,561,000
Valley National Bank	5.00%	7/15/2015	3,350	3,445,606
Vnesheconombank via VEB Finance plc (Ireland)†(c)	4.224%	11/21/2018	5,000	4,633,600
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(c)	6.00%	4/12/2017	7,800	7,741,500
Total				1,389,867,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Biotechnology Research & Production 0.15%

STHI Holding Corp.†	8.00%	3/15/2018		$52,640	$55,995,800

Broadcasting 0.02%

Cox Communications, Inc.†	6.25%	6/1/2018		7,872	8,996,090

Brokers 0.57%

Jefferies Group LLC	5.125%	4/13/2018		20,290	22,194,663
Jefferies Group LLC	5.50%	3/15/2016		9,315	9,956,738
Jefferies Group LLC	8.50%	7/15/2019		97,644	122,372,343
Raymond James Financial, Inc.	8.60%	8/15/2019		44,206	55,684,265
Total					210,208,009

Building Materials 0.37%

Ainsworth Lumber Co., Ltd. (Canada)†(c)	7.50%	12/15/2017		35,450	37,222,500
Building Materials Corp. of America†	6.875%	8/15/2018		8,361	8,682,898
Building Materials Corp. of America†	7.00%	2/15/2020		70	73,850
Cemex SAB de CV (Mexico)†(c)	4.984%#	10/15/2018		12,000	12,780,000
Cemex SAB de CV (Mexico)†(c)	9.00%	1/11/2018		19,500	20,865,000
Cimento Tupi SA (Brazil)†(c)	9.75%	5/11/2018		6,225	6,610,950
Martin Marietta Materials, Inc.†	1.331%#	6/30/2017		14,000	14,052,416
Owens Corning, Inc.	6.50%	12/1/2016		3,850	4,263,090
Owens Corning, Inc.	9.00%	6/15/2019		26,419	32,830,099
Total					137,380,803

Business Services 0.55%

Alliance Data Systems Corp.†	5.25%	12/1/2017		29,295	30,540,037
Alliance Data Systems Corp.†	6.375%	4/1/2020		16,636	17,623,763
Catalent Pharma Solutions, Inc.(f)	9.75%	4/15/2017	EUR	9,360	12,556,841
Ceridian LLC/Comdata, Inc.†	8.125%	11/15/2017		$7,023	7,135,368
Expedia, Inc.	7.456%	8/15/2018		27,498	32,444,038
Jaguar Holding Co. I PIK†	9.375%	10/15/2017		44,538	45,929,812
Korea Expressway Corp. (South Korea)†(c)	1.625%	4/28/2017		4,800	4,800,245
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		19,595	20,917,663
Synchrony Financial	1.875%	8/15/2017		19,147	19,286,428
Synchrony Financial	3.00%	8/15/2019		11,942	12,121,596
Total					203,355,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.67%

Incitec Pivot Ltd. (Australia)†(c)	4.00%	12/7/2015	$1,717	$1,775,826
Ineos Finance plc (United Kingdom)†(c)	7.50%	5/1/2020	38,950	42,212,062
Ineos Finance plc (United Kingdom)†(c)	8.375%	2/15/2019	38,172	41,559,765
Methanex Corp. (Canada)(c)	6.00%	8/15/2015	38,517	40,427,520
NOVA Chemicals Corp. (Canada)(c)	8.625%	11/1/2019	6,396	6,751,778
Nufarm Australia Ltd. (Australia)†(c)	6.375%	10/15/2019	9,975	10,236,844
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	24,111	26,702,933
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	48,150	50,256,562
Taminco Global Chemical Corp. (Belgium)†(c)	9.75%	3/31/2020	8,660	9,569,300
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	12,855	15,633,647
Total				245,126,237

Coal 0.38%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	45,462	48,189,720
CONSOL Energy, Inc.	8.25%	4/1/2020	31,445	33,606,844
Penn Virginia Corp.	7.25%	4/15/2019	55,912	58,288,260
Total				140,084,824

Communications & Media 0.20%

Digicel Ltd. (Jamaica)†(c)	8.25%	9/1/2017	70,182	71,673,367

Computer Hardware 0.02%

Seagate HDD Cayman	6.875%	5/1/2020	7,366	7,863,205

Computer Software 0.48%

Aspect Software, Inc.	10.625%	5/15/2017	40,310	41,317,750
Brocade Communications Systems, Inc.	6.875%	1/15/2020	23,188	24,419,863
First Data Corp.	12.625%	1/15/2021	30,508	37,372,300
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	7,695	8,406,788
SRA International, Inc.	11.00%	10/1/2019	22,841	24,439,870
SunGard Data Systems, Inc.	7.375%	11/15/2018	37,338	39,064,882
SunGard Data Systems, Inc.	7.625%	11/15/2020	1,365	1,475,906
Total				176,497,359

Consumer Products 0.21%

Avon Products, Inc.	2.375%	3/15/2016	35,290	35,709,210
Avon Products, Inc.	4.60%	3/15/2020	39,266	40,378,484
Total				76,087,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.06%

Ball Corp.	5.75%	5/15/2021	$1,010	$1,070,600
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	2,915	3,111,763
Tekni-Plex, Inc.†	9.75%	6/1/2019	16,877	18,606,892
Total				22,789,255

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	4,400	4,607,196

Data Product, Equipment & Communications 0.05%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	18,263,619

Diversified 0.26%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	86,217	86,540,314
Bombardier, Inc. (Canada)†(c)	7.75%	3/15/2020	6,433	7,172,795
Total				93,713,109

Drugs 1.31%

Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	61,655	63,157,841
CFR International SpA (Chile)†(c)	5.125%	12/6/2022	42,001	45,549,244
Hospira, Inc.	6.05%	3/30/2017	55,365	60,953,045
Mylan, Inc.†	6.00%	11/15/2018	124,841	129,675,218
Mylan, Inc.†	7.875%	7/15/2020	152,244	166,908,446
Valeant Pharmaceuticals International†	6.75%	10/1/2017	14,355	14,947,144
Total				481,190,938

Electric: Power 0.91%

Astoria Depositor Corp.†	7.902%	5/1/2021	8,545	8,673,608
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	11,296	12,294,352
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	6,393	8,059,904
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	42,831	44,703,186
Entergy Corp.	3.625%	9/15/2015	5,025	5,165,308
Entergy Corp.	4.70%	1/15/2017	53,913	57,997,179
Exelon Generation Co. LLC	5.20%	10/1/2019	26,364	29,538,542
Indiantown Cogeneration LP	9.77%	12/15/2020	20,606	23,487,259
Metropolitan Edison Co.	7.70%	1/15/2019	9,715	11,832,083
Pennsylvania Electric Co.	6.05%	9/1/2017	2,074	2,335,901
Pepco Holdings, Inc.	2.70%	10/1/2015	4,095	4,173,612
PPL Energy Supply LLC Series A	5.70%	10/15/2035	11,720	12,221,886
PPL WEM Holdings Ltd. (United Kingdom)†(c)	3.90%	5/1/2016	76,510	79,844,229
Red Oak Power LLC	8.54%	11/30/2019	19,481	21,234,218
RJS Power Holdings LLC†	5.125%	7/15/2019	10,850	10,999,188
Total				332,560,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.01%

STATS ChipPAC Ltd. (Singapore)†(c)	4.50%	3/20/2018	$3,000	$3,022,500

Electronics 0.14%

Jabil Circuit, Inc.	7.75%	7/15/2016	20,458	22,912,960
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	27,771,013
Total				50,683,973

Electronics: Semi-Conductors/Components 0.05%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	16,504	18,608,260

Energy Equipment & Services 0.84%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	108,922	122,242,943
Energy Transfer Partners LP	9.00%	4/15/2019	92,433	117,539,282
Energy Transfer Partners LP	9.70%	3/15/2019	44,543	57,758,908
Greenko Dutch BV (Netherlands)†(c)	8.00%	8/1/2019	9,600	9,588,000
Total				307,129,133

Engineering & Contracting Services 0.32%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,293	23,442,745
URS Corp.	3.85%	4/1/2017	89,656	93,069,832
Total				116,512,577

Entertainment 0.69%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	82,584	86,812,301
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	540	565,650
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	525	564,375
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	37,002	38,551,458
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	30,750	33,210,000
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	24,857	27,094,130
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	12,140	13,293,300
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	25,818,750
Vail Resorts, Inc.	6.50%	5/1/2019	17,525	18,390,297
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,645,000
WMG Holdings Corp.	13.75%	10/1/2019	6,022	7,075,850
Total				253,021,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.66%

Air Lease Corp.	4.50%	1/15/2016	$27,832	$28,840,910
Air Lease Corp.	5.625%	4/1/2017	253,109	273,357,720
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(c)	7.875%	9/25/2017	25,700	26,545,787
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,600,500
Banco de Credito del Peru (Peru)†(c)	2.75%	1/9/2018	10,593	10,677,744
Bank of America Corp.	7.625%	6/1/2019	13,575	16,633,991
Bank of America Corp.	7.75%	8/15/2015	11,535	12,304,984
Bank of America Corp.	7.80%	9/15/2016	51,172	57,561,080
CIT Group, Inc.†	6.625%	4/1/2018	10,408	11,643,950
Countrywide Financial Corp.	6.25%	5/15/2016	15,914	17,244,028
DTEK Finance plc (United Kingdom)†(c)	7.875%	4/4/2018	9,000	5,446,800
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	3,300	3,377,563
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	34,357	35,562,209
Fidelity National Financial, Inc.	6.60%	5/15/2017	26,492	29,747,787
Graton Economic Development Authority†	9.625%	9/1/2019	30,765	34,610,625
Hyundai Capital Services, Inc. (South Korea)†(c)	6.00%	5/5/2015	3,780	3,911,022
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	8,823	9,528,840
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	12,475	13,473,000
Lloyds Bank plc (United Kingdom)(c)	9.875%	12/16/2021	15,195	17,816,138
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020	21,622	24,550,181
Macquarie Group Ltd. (Australia)†(c)	7.625%	8/13/2019	6,526	7,891,703
MU Finance plc (United Kingdom)†(c)	8.375%	2/1/2017	59,713	61,952,693
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	4,465	4,621,275
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	58,800	65,415,000
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	39,853	43,140,873
Rosneft Finance SA (Luxembourg)†(c)	6.25%	2/2/2015	9,500	9,631,100
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	20,222	21,388,686
Utility Contract Funding LLC†	7.944%	10/1/2016	19,559	21,000,351
Western Union Co. (The)	1.234%#	8/21/2015	28,950	29,131,574
Western Union Co. (The)	2.875%	12/10/2017	45,708	47,299,735
Western Union Co. (The)	3.35%	5/22/2019	24,500	25,367,153
Total				979,275,002

Financial: Miscellaneous 0.40%

Hercules Offshore, Inc.†	10.25%	4/1/2019	31,249	34,061,410
Kayne Anderson MLP Investment Co.	1.481%#	8/19/2016	89,850	90,067,617
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	21,410	23,632,229
Total				147,761,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.76%

Big Heart Pet Brands	7.625%	2/15/2019	$58,165	$60,128,069
Minerva Luxembourg SA (Luxembourg)†(c)	12.25%	2/10/2022	4,820	5,591,200
Mondelez International, Inc.	0.76%#	2/1/2019	17,634	17,668,615
NBTY, Inc.	9.00%	10/1/2018	400	419,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	21,861	21,861,000
Southern States Cooperative, Inc.†	10.00%	8/15/2021	13,000	13,260,000
US Foods, Inc.	8.50%	6/30/2019	127,993	136,568,531
Want Want China Finance Ltd. (China)†(c)	1.875%	5/14/2018	24,300	23,920,434
Total				279,416,849

Gaming 0.37%

CCM Merger, Inc.†	9.125%	5/1/2019	33,335	35,668,450
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	9,598	10,197,875
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	60,054	60,391,804
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	5,362	5,777,555
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	21,182	22,823,605
Total				134,859,289

Health Care 0.06%

VWR Funding, Inc.†	10.75%	6/30/2017	21,460	21,607,770

Health Care Products 0.68%

Biomet, Inc.	6.50%	8/1/2020	54,669	58,974,184
Biomet, Inc.	6.50%	10/1/2020	68,003	72,678,206
Forest Laboratories, Inc.†	4.375%	2/1/2019	66,529	71,737,888
Immucor, Inc.	11.125%	8/15/2019	41,084	45,808,660
Total				249,198,938

Health Care Services 1.18%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	13,389	14,594,010
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	31,384	33,208,195
Emdeon, Inc.	11.00%	12/31/2019	20,840	23,627,350
HCA Holdings, Inc.	7.75%	5/15/2021	7,736	8,451,580
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	56,727	60,272,438
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	138,574	150,006,355
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	120,438	128,417,017
Senior Housing Properties Trust	3.25%	5/1/2019	7,000	7,124,467
Senior Housing Properties Trust	6.75%	4/15/2020	5,911	6,795,504
Total				432,496,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hospital Management 0.01%

United Surgical Partners International, Inc.	9.00%	4/1/2020	$2,965	$3,254,088

Household Equipment/Products 0.27%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	9,600	9,996,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	83,580	87,550,050
Total				97,546,050

Industrial Products 0.14%

Mueller Water Products, Inc.	7.375%	6/1/2017	38,383	39,150,660
PPL WW Holdings Ltd. (United Kingdom)†(c)	7.25%	12/15/2017	9,185	10,521,959
Total				49,672,619

Insurance 0.25%

CNO Financial Group, Inc.†	6.375%	10/1/2020	9,774	10,507,050
Kemper Corp.	6.00%	11/30/2015	19,150	20,257,942
UnumProvident Finance Co. plc (United Kingdom)†(c)	6.85%	11/15/2015	434	462,963
Willis Group Holdings plc (United Kingdom)(c)	4.125%	3/15/2016	33,455	34,910,493
Willis North America, Inc.	6.20%	3/28/2017	24,711	27,122,670
Total				93,261,118

Investment Management Companies 1.01%

Ares Capital Corp.	4.875%	11/30/2018	74,425	78,892,137
Grupo Aval Ltd.†	5.25%	2/1/2017	12,800	13,632,000
Lazard Group LLC	6.85%	6/15/2017	76,766	87,113,366
Leucadia National Corp.	8.125%	9/15/2015	33,892	36,222,075
Nuveen Investments, Inc.	5.50%	9/15/2015	18,810	19,397,813
Nuveen Investments, Inc.†	9.125%	10/15/2017	123,758	133,411,124
Oaktree Capital Management LP†	6.75%	12/2/2019	2,900	3,455,231
Total				372,123,746

Jewelry, Watches & Gemstones 0.04%

ALROSA Finance SA (Luxembourg)†(c)	8.875%	11/17/2014	13,943	14,128,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.39%

Aviation Capital Group Corp.†	3.875%	9/27/2016	$18,616	$19,187,102
Aviation Capital Group Corp.†	4.625%	1/31/2018	44,562	46,723,346
Aviation Capital Group Corp.†	7.125%	10/15/2020	11,742	13,421,118
International Lease Finance Corp.†	7.125%	9/1/2018	54,980	63,227,000
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,942	1,990,550
Total				144,549,116

Leisure 0.20%

Central Garden and Pet Co.	8.25%	3/1/2018	19,950	20,673,187
Seneca Gaming Corp.†	8.25%	12/1/2018	36,827	39,036,620
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	13,270	14,397,950
Total				74,107,757

Lodging 1.34%

Grupo Posadas SAB de CV (Mexico)†(c)	7.875%	11/30/2017	24,094	24,154,235
Host Hotels & Resorts LP	5.875%	6/15/2019	170,671	181,526,870
Host Hotels & Resorts LP	6.00%	11/1/2020	198,518	215,818,050
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,825	4,423,192
Marina District Finance Co., Inc.	9.875%	8/15/2018	22,994	24,287,412
Studio City Finance Ltd. (Hong Kong)†(c)	8.50%	12/1/2020	39,536	43,687,280
Total				493,897,039

Machinery: Agricultural 0.54%

Lorillard Tobacco Co.	6.875%	5/1/2020	49,188	58,450,199
Lorillard Tobacco Co.	8.125%	6/23/2019	103,474	128,761,907
MHP SA (Ukraine)†(c)	10.25%	4/29/2015	11,802	11,565,960
Total				198,778,066

Machinery: Industrial/Specialty 0.00%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,000	1,115,000

Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015	20,320	20,340,381

Manufacturing 0.02%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	7,800	8,697,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.61%

Columbus International, Inc. (Barbados)†(c)	7.375%	3/30/2021	$1,050	$1,147,125
Gannett Co., Inc.	7.125%	9/1/2018	7,616	7,906,360
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	15,783	17,795,332
LIN Television Corp.	8.375%	4/15/2018	4,726	4,947,531
Nara Cable Funding Ltd. (Ireland) †(c)	8.875%	12/1/2018	72,986	77,456,393
NET Servicos de Comunicacao SA (Brazil)(c)	7.50%	1/27/2020	26,663	28,262,780
Ono Finance II plc (Ireland)†(c)	10.875%	7/15/2019	11,859	12,881,246
Sirius XM Holdings, Inc.†	5.25%	8/15/2022	4,860	5,200,200
Videotron Ltd (Canada)(c)	9.125%	4/15/2018	1,476	1,527,660
Videotron Ltee (Canada)(c)	6.375%	12/15/2015	1,448	1,453,430
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	59,722	66,888,640
Total				225,466,697

Merchandising 0.06%

Kemet Corp.	10.50%	5/1/2018	20,450	21,574,750

Metal Fabricating 0.03%

Glencore Canada Corp. (Canada)(c)	5.50%	6/15/2017	7,605	8,342,031
Glencore Canada Corp. (Canada)(c)	6.00%	10/15/2015	1,975	2,084,630
Total				10,426,661

Metals & Minerals: Miscellaneous 1.03%

Anglo American Capital plc (United Kingdom)†(c)	1.184%#	4/15/2016	11,250	11,321,269
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.75%	10/15/2014	22,376	22,468,681
Glencore Canada Corp. (Canada)†(c)	3.60%	1/15/2017	31,100	32,615,441
IAMGOLD Corp. (Canada)†(c)	6.75%	10/1/2020	20,000	18,300,000
KGHM International Ltd. (Canada)†(c)	7.75%	6/15/2019	23,566	25,421,823
Kinross Gold Corp. (Canada)(c)	3.625%	9/1/2016	77,312	80,254,727
New Gold, Inc. (Canada)†(c)	7.00%	4/15/2020	44,894	47,980,462
Xstrata Finance Canada Ltd. (Canada)†(c)	2.05%	10/23/2015	71,156	71,960,205
Xstrata Finance Canada Ltd. (Canada)†(c)	2.70%	10/25/2017	14,884	15,284,871
Xstrata Finance Canada Ltd. (Canada)†(c)	2.85%	11/10/2014	45,342	45,527,675
Xstrata Finance Canada Ltd. (Canada)†(c)	5.80%	11/15/2016	5,914	6,469,555
Total				377,604,709

Miscellaneous 0.01%

Marfrig Holding Europe BV (Netherlands)†(c)	6.875%	6/24/2019	5,000	5,098,500

Natural Gas 0.06%

Sabine Pass LNG LP	6.50%	11/1/2020	16,055	17,118,644
SourceGas LLC†	5.90%	4/1/2017	3,180	3,348,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	$2,965	$3,157,096
Total				23,624,735

Oil 2.85%

Afren plc (United Kingdom)†(c)	6.625%	12/9/2020	8,300	7,948,910
Afren plc (United Kingdom)†(c)	10.25%	4/8/2019	11,300	11,949,750
Afren plc (United Kingdom)†(c)	11.50%	2/1/2016	17,250	18,112,500
Alliance Oil Co., Ltd. (Russia)†(c)	9.875%	3/11/2015	11,149	11,009,638
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	20,088	21,594,600
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	27,791	33,985,475
Chaparral Energy, Inc.	8.25%	9/1/2021	18,815	20,390,756
Chaparral Energy, Inc.	9.875%	10/1/2020	32,757	36,605,948
CNPC General Capital Ltd. (China)†(c)	1.133%#	5/14/2017	27,800	27,891,629
CNPC General Capital Ltd. (China)†(c)	1.45%	4/16/2016	16,600	16,636,935
CNPC General Capital Ltd. (China)†(c)	2.75%	4/19/2017	9,800	10,034,396
Continental Resources, Inc.	7.125%	4/1/2021	78,024	87,581,160
Continental Resources, Inc.	7.375%	10/1/2020	85,666	94,339,682
DCP Midstream LLC†	9.75%	3/15/2019	35,977	46,602,735
Delek & Avner Tamar Bond Ltd. (Israel)†(c)	2.803%	12/30/2016	10,000	9,953,630
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	33,178	34,836,900
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	2,629	2,799,885
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	5/23/2016	18,000	18,343,260
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	850	953,992
Harvest Operations Corp. (Canada)†(c)	2.125%	5/14/2018	4,800	4,813,934
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	28,599	30,958,418
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	46,335	49,115,100
KazMunaiGas National Co. (Kazakhstan)†(c)	11.75%	1/23/2015	4,900	5,103,840
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	47,468	52,452,140
LUKOIL International Finance BV (Netherlands)†(c)	3.416%	4/24/2018	13,800	13,078,260
LUKOIL International Finance BV (Netherlands)†(c)	6.375%	11/5/2014	28,166	28,371,893
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	14,250	15,105,000
Naftogaz of Ukraine NJSC (Ukraine)(c)	9.50%	9/30/2014	13,600	13,126,720
Noble Holding International Ltd.	3.45%	8/1/2015	1,750	1,793,524
Pacific Drilling SA (Luxembourg)(c)	8.25%	2/23/2015	31,150	31,928,750
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	9,427	10,944,907
Petroleos de Venezuela SA (Venezuela)(c)	5.25%	4/12/2017	3,250	2,606,500
Petroleos de Venezuela SA (Venezuela)†(c)	8.50%	11/2/2017	5,000	4,492,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.50%	9/30/2014	18,550	18,628,838
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	5.832%	9/30/2016	7,392	7,844,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Rosneft Finance SA (Luxembourg)†(c)	7.875%	3/13/2018	$39,075	$41,321,813
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(c)	3.149%	3/6/2017	35,700	33,959,625
Seadrill Ltd.†	6.125%	9/15/2017	8,780	9,109,250
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	17,365	19,188,325
Seventy Seven Operating LLC	6.625%	11/15/2019	29,100	31,282,500
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,602,486
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	19,500	19,622,070
Sinopec Group Overseas Development 2014 Ltd.†	1.014%#	4/10/2017	37,800	37,853,222
Whiting Petroleum Corp.	6.50%	10/1/2018	600	621,000
Woodside Finance Ltd. (Australia)†(c)	4.50%	11/10/2014	39,788	40,100,376
Woodside Finance Ltd. (Australia)†(c)	8.75%	3/1/2019	2,850	3,597,051
Total				1,048,194,583

Oil: Crude Producers 2.74%

Access Midstream Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	113,248	120,892,240
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(c)	8.70%	8/7/2018	4,800	5,525,760
Cimarex Energy Co.	5.875%	5/1/2022	20,426	22,570,730
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	38,916	41,542,830
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	85,409	99,074,440
Enbridge Energy Partners LP	5.20%	3/15/2020	9,600	10,794,672
Enbridge Energy Partners LP	6.50%	4/15/2018	3,025	3,497,426
Enbridge Energy Partners LP	9.875%	3/1/2019	42,712	56,020,461
Forest Oil Corp.	7.25%	6/15/2019	27,646	26,712,948
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	13,878	14,675,985
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	1,000	1,049,676
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	47,775	47,820,768
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	22,931	26,084,013
OGX Austria GmbH (Austria)†(c)(d)	8.50%	6/1/2018	31,150	1,323,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	28,550	31,904,625
Plains Exploration & Production Co.	6.125%	6/15/2019	14,479	16,017,394
Plains Exploration & Production Co.	6.50%	11/15/2020	7,521	8,348,310
Plains Exploration & Production Co.	6.625%	5/1/2021	56,067	62,304,454
Plains Exploration & Production Co.	6.75%	2/1/2022	25,186	28,649,075
Plains Exploration & Production Co.	7.625%	4/1/2020	140,862	151,426,650
Plains Exploration & Production Co.	8.625%	10/15/2019	84,030	88,546,613
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	31,189	32,631,491
Regency Energy Partners LP/Regency Energy Finance Corp.†	8.375%	6/1/2019	23,750	25,650,000
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,063,345
Sunoco, Inc.	5.75%	1/15/2017	12,908	14,132,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	7.875%	10/15/2018	13,737	14,363,751
W&T Offshore, Inc.	8.50%	6/15/2019	48,513	52,151,475
Total				1,006,775,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 1.01%

Basic Energy Services, Inc.	7.75%	2/15/2019	$5,850	$6,201,000
Buckeye Partners LP	2.65%	11/15/2018	14,650	14,805,026
Buckeye Partners LP	6.05%	1/15/2018	8,670	9,755,423
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	36,098	37,925,461
El Paso Pipeline Partners Operating Co. LLC	4.10%	11/15/2015	5,920	6,144,386
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	48,250	56,364,926
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	18,204	21,723,525
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	5,140	6,502,018
Korea National Oil Corp. (South Korea)†(c)	2.75%	1/23/2019	10,000	10,207,680
Korea National Oil Corp. (South Korea)†(c)	2.875%	11/9/2015	30,455	31,159,577
Newfield Exploration Co.	6.875%	2/1/2020	69,945	73,791,975
Newfield Exploration Co.	7.125%	5/15/2018	31,404	32,385,375
Pioneer Energy Services Corp.	9.875%	3/15/2018	9,454	9,950,808
Rowan Cos., Inc.	7.875%	8/1/2019	30,676	37,762,984
Texas Gas Transmission LLC	4.60%	6/1/2015	16,560	17,038,187
Total				371,718,351

Oil: Integrated International 1.21%

Petrobras Global Finance BV (Netherlands)(c)	1.852%#	5/20/2016	24,300	24,365,367
Petrobras Global Finance BV (Netherlands)(c)	2.374%#	1/15/2019	45,740	45,941,256
Petrobras Global Finance BV (Netherlands)(c)	2.592%#	3/17/2017	74,878	76,008,658
Petrobras International Finance Co.	2.875%	2/6/2015	53,025	53,560,553
Petrobras International Finance Co.	3.50%	2/6/2017	3,955	4,060,167
Petrobras International Finance Co.	3.875%	1/27/2016	14,450	14,890,667
Petrobras International Finance Co.	7.75%	9/15/2014	3,361	3,361,108
Petroleos Mexicanos (Mexico)(c)	2.254%#	7/18/2018	14,600	15,351,900
Transocean, Inc.	6.50%	11/15/2020	45,703	51,760,247
Weatherford International Ltd.	9.625%	3/1/2019	119,649	155,488,781
Total				444,788,704

Paper & Forest Products 0.34%

Cascades, Inc. (Canada)(c)	7.875%	1/15/2020	11,940	12,626,550
Exopack Holding Corp.†	10.00%	6/1/2018	48,575	52,400,281
Mercer International, Inc. (Canada)(c)	9.50%	12/1/2017	16,064	17,128,240
West Fraser Timber Co. Ltd. (Canada)†(c)	5.20%	10/15/2014	41,101	41,388,831
Total				123,543,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(c)	1.75%	5/9/2018	$9,700	$9,631,974

Publishing 0.00%

21st Century Fox America, Inc.	7.60%	10/11/2015	1,118	1,194,369

Radio & TV Broadcasters 0.01%

British Sky Broadcasting Group plc (United Kingdom)†(c)	9.50%	11/15/2018	1,389	1,774,152

Real Estate Investment Trusts 1.44%

American Tower Corp.	7.00%	10/15/2017	18,105	20,878,288
American Tower Corp.	7.25%	5/15/2019	44,662	53,659,205
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	48,565	48,668,103
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	64,539	64,752,560
CBRE Services, Inc.	6.625%	10/15/2020	25,280	26,733,600
Corrections Corp. of America	4.125%	4/1/2020	10,186	10,147,802
DDR Corp.	7.50%	7/15/2018	1,880	2,231,921
DDR Corp.	9.625%	3/15/2016	5,940	6,720,498
Digital Realty Trust LP	4.50%	7/15/2015	13,910	14,223,170
Digital Realty Trust LP	5.875%	2/1/2020	77,543	86,955,867
EPR Properties	7.75%	7/15/2020	28,144	34,369,115
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	17,330	19,277,979
Hospitality Properties Trust	6.30%	6/15/2016	22,135	23,539,377
Iron Mountain, Inc.	8.375%	8/15/2021	66,638	69,636,710
Kilroy Realty LP	4.80%	7/15/2018	20,848	22,609,510
Liberty Property LP	5.125%	3/2/2015	2,245	2,293,427
Potlatch Corp.	6.95%	12/15/2015	1,500	1,617,187
Reckson Operating Partnership LP	6.00%	3/31/2016	6,716	7,182,876
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part	5.00%	8/15/2018	11,425	12,364,375
Total				527,861,570

Restaurants 0.18%

Darden Restaurants, Inc.	6.20%	10/15/2017	58,321	66,089,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 1.87%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	$7,201	$7,759,077
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	73,092	71,630,160
DBP Holding Corp.†	7.75%	10/15/2020	18,414	17,585,370
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	36,962	37,978,455
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	43,637	44,509,740
Party City Holdings, Inc.	8.875%	8/1/2020	23,896	26,464,820
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	19,637	20,201,564
QVC, Inc.†	7.375%	10/15/2020	154,120	164,784,488
QVC, Inc.†	7.50%	10/1/2019	284,296	296,770,908
Total				687,684,582

Retail: Specialty 0.05%

PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	18,375	19,592,344

Savings & Loan 0.23%

AmSouth Bank	5.20%	4/1/2015	47,494	48,663,112
Santander Holdings USA, Inc.	3.00%	9/24/2015	29,030	29,664,596
Santander Holdings USA, Inc.	4.625%	4/19/2016	6,024	6,374,428
Total				84,702,136

Security Services 0.07%

Smith & Wesson Holding Corp.†	5.875%	6/15/2017	24,700	25,688,000

Specialty Materials 0.15%

Interline Brands, Inc. PIK	10.00%	11/15/2018	51,989	55,238,312

Steel 0.43%

Allegheny Technologies, Inc.	9.375%	6/1/2019	28,070	34,527,223
Edgen Murray Corp.†	8.75%	11/1/2020	32,644	36,683,695
Glencore Funding LLC†	1.398%#	5/27/2016	27,700	27,865,729
Glencore Funding LLC†	1.594%#	1/15/2019	4,400	4,451,401
Glencore Funding LLC†	1.70%	5/27/2016	31,490	31,787,801
Glencore Funding LLC†	2.50%	1/15/2019	6,527	6,519,331
GTL Trade Finance, Inc.†	7.25%	10/20/2017	676	773,175
Vale Overseas Ltd. (Brazil)(c)	6.25%	1/11/2016	14,390	15,405,790
Total				158,014,145

Synthetic Fibers 0.14%

Polymer Group, Inc.	7.75%	2/1/2019	47,862	50,673,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 0.43%

Baidu, Inc. (China)(c)	2.25%	11/28/2017		$18,800	$19,081,436
Baidu, Inc. (China)(c)	2.75%	6/9/2019		14,800	14,878,677
Baidu, Inc. (China)(c)	3.25%	8/6/2018		14,500	15,045,011
DynCorp International, Inc.	10.375%	7/1/2017		47,154	44,914,185
Fiserv, Inc.	6.80%	11/20/2017		11,450	13,186,347
Tencent Holdings Ltd. (China)†(c)	2.00%	5/2/2017		14,800	14,890,176
Tencent Holdings Ltd. (China)†(c)	3.375%	5/2/2019		25,350	25,919,184
Tencent Holdings Ltd. (China)†(c)	4.625%	12/12/2016		8,100	8,618,756
Total					156,533,772

Telecommunications 0.95%

Altice Financing SA (Luxembourg)†(c)	7.875%	12/15/2019		18,028	19,570,656
Block Communications, Inc.†	7.25%	2/1/2020		18,453	19,467,915
Cincinnati Bell, Inc.	8.75%	3/15/2018		36,952	38,753,410
Consolidated Communications Finance Co.	10.875%	6/1/2020		51,284	59,425,335
Embarq Corp.	7.082%	6/1/2016		5,639	6,206,148
Intelsat Jackson Holdings SA (Luxembourg)(c)	8.50%	11/1/2019		18,480	19,450,200
Level 3 Communications, Inc.	11.875%	2/1/2019		11,368	12,490,590
MetroPCS Wireless, Inc.	7.875%	9/1/2018		36,030	37,619,824
Qwest Corp.	7.50%	10/1/2014		22,259	22,370,851
Qwest Corp.	7.625%	6/15/2015		500	524,257
Sable International Finance Ltd.†	8.75%	2/1/2020		27,630	30,531,150
Turk Telekomunikasyon AS (Turkey)†(c)	3.75%	6/19/2019		26,650	26,682,646
UPCB Finance III Ltd.†	6.625%	7/1/2020		15,725	16,707,813
UPCB Finance Ltd.†(f)	7.625%	1/15/2020	EUR	6,400	8,924,516
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(c)	8.25%	5/23/2016		$13,400	14,019,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(c)	6.493%	2/2/2016		8,500	8,528,815
VimpelCom Holdings BV (Netherlands)†(c)	5.20%	2/13/2019		4,800	4,567,968
Virgin Media Finance plc (United Kingdom)(c)	8.375%	10/15/2019		3,979	4,177,950
Windstream Corp.	8.125%	9/1/2018		400	417,900
Total					350,437,694

Telephone-Long Distance 0.05%

America Movil SAB de CV (Mexico)(c)	1.23%#	9/12/2016		19,400	19,569,420

Tobacco 0.07%

Reynolds American, Inc.	7.75%	6/1/2018		20,319	24,236,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.33%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018		$29,765	$31,439,281
Asciano Finance Ltd. (Australia)†(c)	3.125%	9/23/2015		24,966	25,437,433
Kazakhstan Temir Zholy Finance BV (Netherlands)(c)	7.00%	5/11/2016		12,700	13,700,125
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017		39,970	42,118,388
Transnet SOC Ltd. (South Africa)†(c)	4.50%	2/10/2016		9,600	10,001,779
Total					122,697,006

Truckers 0.08%

Con-way, Inc.	7.25%	1/15/2018		25,232	29,271,139

Utilities 0.22%

Origin Energy Finance Ltd. (Australia)†(c)	3.50%	10/9/2018		55,120	56,889,628
Public Service Co. of New Mexico	7.95%	5/15/2018		19,955	23,992,535
Total					80,882,163

Utilities: Electrical 0.13%

Israel Electric Corp. Ltd. (Israel)†(c)	7.25%	1/15/2019		4,500	5,087,250
Jersey Central Power & Light Co.	5.625%	5/1/2016		8,500	9,123,449
SCANA Corp.	6.25%	4/1/2020		6,080	7,074,354
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(c)	4.75%	9/15/2014		27,000	27,044,280
Total					48,329,333
Total Corporate Bonds (cost $15,156,745,211)					15,276,984,986

FLOATING RATE LOANS(e) 4.47%

Aerospace/Defense 0.31%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020		23,828	23,892,267
Delos Finance S.A.R.L. Term Loan (Luxembourg)(c)	3.50%	3/6/2021		73,918	73,559,867
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020		16,767	16,746,139
Total					114,198,273

Apparel 0.04%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020		15,500	15,603,160

Consumer Products 0.09%

Hanesbrands, Inc. EUR Term Loan(f)	—	7/29/2021	EUR	26,037	34,489,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.03%

Owens-Brockway Glass Container, Inc. Term Loan B1	1.907%	5/19/2016	$9,305	$9,264,693

Energy Equipment & Services 0.12%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	21,450	21,870,415
Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019	23,305	23,251,383
Total				45,121,798

Financial Services 0.15%

Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.157%	5/13/2017	39,260	39,238,772
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019	17,219	17,297,923
Total				56,536,695

Food 0.16%

Aramark Corp. Term Loan E	3.25%	9/7/2019	55,563	55,146,133
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,234	4,364,955
Total				59,511,088

Gaming 0.59%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	113,125	113,001,288
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	102,261	102,069,657
Total				215,070,945

Health Care 0.77%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	5,464	5,493,328
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018	11,716	11,610,743
CHG Healthcare Services, Inc. 2nd Lien Term Loan	9.00%	11/19/2020	2,407	2,448,636
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.987%	10/30/2017	50,044	50,028,050
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(c)	2.234%	8/7/2019	93,590	93,732,701
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(c)	3.50%	3/19/2021	76,358	76,157,189
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	7,415	7,368,656
Thermo Fisher Scientific, Inc. Committed Term Loan	1.623%	5/31/2016	36,960	36,960,000
Total				283,799,303

Health Care Products 0.06%

Biomet, Inc. Dollar Term Loan B2	3.655% - 3.733%	7/25/2017	20,894	20,887,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.01%

ROC Finance LLC Funded Term Loan B	5.00%	6/20/2019	$2,978	$2,899,355

Media 0.75%

AMC Networks, Inc. Term Loan A	1.659%	6/30/2017	107,934	108,081,937
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	55,520	54,681,336
CSC Holdings LLC Term Loan B	2.657%	4/17/2020	82,213	81,056,756
Nielsen Finance LLC Term Loan A	2.157%	4/30/2019	13,477	13,511,093
Quebecor Media, Inc. Facility Tranche B1 Term Loan (Canada)(c)	3.25%	8/17/2020	19,601	19,318,747
Total				276,649,869

Metals & Minerals: Miscellaneous 0.04%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/16/2022	12,789	12,916,890

Services 0.32%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	12,637	12,693,614
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	8,000	8,282,000
Hertz Corp. (The) Letter of Credit Term Loan	1.00% - 2.75%	3/11/2018	37,237	36,771,663
Kasima LLC Term Loan	3.25%	5/17/2021	51,219	50,962,903
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	7,239	7,266,182
Total				115,976,362

Technology 0.28%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	103,534	103,557,813

Telecommunications 0.44%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	133,804	134,005,230
American Tower Corp. Term Loan A	1.41%	1/3/2019	28,125	28,095,750
Total				162,100,980

Utilities 0.31%

La Frontera Generation LLC Term Loan	4.50%	9/30/2020	4,254	4,269,421
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/20/2020	27,966	28,735,065
Moxie Patriot LLC Advance Construction Term Loan B1	6.75%	12/19/2020	17,300	17,775,750
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	4,800	4,914,000
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	17,295	17,770,612
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016	21,733	21,902,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities (continued)

Windsor Financing LLC Facility B Term Loan	6.25%	12/5/2017		$17,829	$18,185,625
Total					113,553,366
Total Floating Rate Loans (cost $1,643,688,920)					1,642,137,532

FOREIGN BONDS(f) 0.34%

Canada 0.03%

Vermilion Energy, Inc.	6.50%	2/10/2016	CAD	9,630	9,064,936

France 0.01%

Europcar Groupe SA†	9.375%	4/15/2018	EUR	2,625	3,673,587

Italy 0.00%

Zobele Holding SpA†	7.875%	2/1/2018	EUR	200	276,586

Luxembourg 0.12%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	7,820	9,071,728
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	3,930	4,393,184
Sunrise Communications International SA†	7.00%	12/31/2017	CHF	2,728	3,128,263
Sunrise Communications International SA†	7.00%	12/31/2017	EUR	20,645	28,516,730
Total					45,109,905

United Kingdom 0.18%

Old Mutual plc	7.125%	10/19/2016	GBP	2,174	3,948,739
R&R Ice Cream plc†	5.50%	5/15/2020	GBP	1,416	2,321,530
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	9,176	12,376,310
Virgin Media Finance plc	8.875%	10/15/2019	GBP	27,165	47,465,635
Total					66,112,214
Total Foreign Bonds (cost $127,757,019)					124,237,228

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.42%

Argentina 0.03%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	7,905,600
Provincia de Neuquen†	7.875%	4/26/2021		2,706	2,679,336
Total					10,584,936

Brazil 0.03%

Federal Republic of Brazil	8.00%	1/15/2018		9,061	10,148,445

Dominican Republic 0.02%

Dominican Republic†	9.04%	1/23/2018		8,324	9,281,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Gambia 0.00%

Republic of Gabon†	6.375%	12/12/2024	$—	(g)	$285

Ghana 0.05%

Republic of Ghana†	8.50%	10/4/2017	16,925		17,940,500

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800		6,010,250

Mexico 0.01%

United Mexican States	6.625%	3/3/2015	4,950		5,097,956

Mongolia 0.01%

Republic of Mongolia†	4.125%	1/5/2018	5,800		5,524,500

Peru 0.04%

Republic of Peru	8.375%	5/3/2016	3,900		4,397,250
Republic of Peru	9.875%	2/6/2015	9,892		10,285,702
Total					14,682,952

Philippines 0.02%

Republic of Philippines	8.875%	3/17/2015	5,845		6,115,331

Poland 0.04%

Republic of Poland	5.00%	10/19/2015	15,000		15,757,500

Russia 0.10%

Russia Eurobonds†	3.625%	4/29/2015	34,750		35,293,837

Sri Lanka 0.00%

Republic of Sri Lanka†	6.00%	1/14/2019	1,000		1,060,000

Ukraine 0.01%

Ukraine Government†	6.25%	6/17/2016	3,800		3,387,510

Vietnam 0.04%

Socialist Republic of Vietnam†	6.875%	1/15/2016	12,900		13,796,550
Total Foreign Government Obligations (cost $153,151,728)					154,681,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.58%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.436	%#	7/25/2048	$4,000	$4,205,330
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687	%#	10/25/2030	45,704	48,574,988
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.304	%#	9/25/2044	4,165	4,309,863
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.163	%#	11/25/2044	5,375	5,610,941
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019	%#	1/25/2047	1,399	1,452,459
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891	%#	2/25/2045	4,500	4,579,241
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045	17,000	17,538,637
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.949	%#	6/25/2047	11,400	11,787,212
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684	%#	8/25/2045	16,534	16,939,463
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.31	%#	3/25/2045	5,000	5,027,218
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484	%#	5/25/2045	12,100	12,286,225
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274	%#	4/25/2046	34,895	34,916,513
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	25,430	25,846,350
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	19,499	19,721,272
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	41,900	42,319,934
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	29,970	30,035,999
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	29,679	29,638,452
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	26,838	26,889,929
Government National Mortgage Assoc. 2013-162 A	2.75%		9/16/2046	14,303	14,286,542
Government National Mortgage Assoc. 2013-171 IO	1.14	%#	6/16/2054	59,308	5,364,138
Government National Mortgage Assoc. 2013-193 IO	1.124	%#	1/16/2055	141,853	12,601,483
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	89,616	90,545,638
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048	27,455	28,400,788
Government National Mortgage Assoc. 2014-135 AS	Zero Coupon		2/16/2047	22,975	23,031,540
Government National Mortgage Assoc. 2014-15 IO	1.06	%#	8/16/2054	74,452	6,045,751
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	18,355	18,493,807
Government National Mortgage Assoc. 2014-64 IO	1.309	%#	12/16/2054	76,089	7,181,488
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	9,616	9,747,314
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	15,926	16,054,748
Government National Mortgage Assoc. 2014-78 IO	1.002	%#	3/16/2056	83,099	6,515,307
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $578,027,074)					579,948,570

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.53%

Federal Home Loan Mortgage Corp.	2.16	%#	6/1/2043	59,258	60,103,524
Federal Home Loan Mortgage Corp.	2.225	%#	4/1/2038	9,332	9,893,553
Federal Home Loan Mortgage Corp.	2.229	%#	6/1/2038	11,215	11,922,574
Federal Home Loan Mortgage Corp.	2.273	%#	2/1/2038	13,399	14,344,121
Federal Home Loan Mortgage Corp.	2.307	%#	12/1/2035	9,510	10,150,272
Federal Home Loan Mortgage Corp.	2.329	%#	12/1/2037	13,648	14,592,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.334	%#	9/1/2037	$11,956	$12,796,866
Federal Home Loan Mortgage Corp.	2.349	%#	4/1/2037	9,456	10,093,882
Federal Home Loan Mortgage Corp.	2.359	%#	6/1/2038	11,698	12,525,435
Federal Home Loan Mortgage Corp.	2.366	%#	4/1/2037	27,041	28,891,221
Federal Home Loan Mortgage Corp.	2.37	%#	10/1/2035	10,867	11,592,756
Federal Home Loan Mortgage Corp.	2.374	%#	11/1/2038	49,819	53,265,775
Federal Home Loan Mortgage Corp.	2.376	%#	3/1/2038	10,557	11,280,088
Federal Home Loan Mortgage Corp.	2.377	%#	10/1/2038	16,708	17,884,907
Federal Home Loan Mortgage Corp.	2.388	%#	7/1/2034	37,475	39,990,601
Federal Home Loan Mortgage Corp.	2.392	%#	5/1/2037	17,468	18,702,562
Federal Home Loan Mortgage Corp.	2.397	%#	10/1/2039	29,929	31,892,043
Federal Home Loan Mortgage Corp.	2.405	%#	5/1/2036	15,112	16,172,423
Federal Home Loan Mortgage Corp.	2.422	%#	12/1/2036	39,644	42,429,895
Federal Home Loan Mortgage Corp.	2.433	%#	2/1/2035	81,386	86,966,110
Federal Home Loan Mortgage Corp.	2.472	%#	6/1/2041	10,789	11,592,180
Federal Home Loan Mortgage Corp.	2.54	%#	9/1/2035	12,870	13,815,047
Federal Home Loan Mortgage Corp.	2.586	%#	9/1/2036	35,205	37,892,897
Federal Home Loan Mortgage Corp.	2.629	%#	2/1/2037	14,435	15,544,164
Federal Home Loan Mortgage Corp.	2.63	%#	12/1/2035	12,568	13,520,929
Federal Home Loan Mortgage Corp.	2.689	%#	12/1/2039	25,567	27,391,475
Federal Home Loan Mortgage Corp.	3.136	%#	10/1/2043	14,236	14,801,056
Federal Home Loan Mortgage Corp.	3.177	%#	11/1/2043	11,592	12,066,670
Federal National Mortgage Assoc.	1.916	%#	6/1/2038	9,888	10,548,402
Federal National Mortgage Assoc.	1.923	%#	7/1/2035	46,045	49,004,763
Federal National Mortgage Assoc.	2.076	%#	10/1/2035	39,200	41,669,394
Federal National Mortgage Assoc.	2.103	%#	12/1/2035	40,263	42,549,676
Federal National Mortgage Assoc.	2.107	%#	8/1/2034	29,450	31,341,926
Federal National Mortgage Assoc.	2.113	%#	2/1/2036	20,732	22,042,611
Federal National Mortgage Assoc.	2.136	%#	3/1/2039	17,969	19,106,573
Federal National Mortgage Assoc.	2.158	%#	1/1/2036	76,091	81,007,609
Federal National Mortgage Assoc.	2.168	%#	11/1/2036	16,606	17,782,198
Federal National Mortgage Assoc.	2.176	%#	8/1/2037	21,302	22,702,717
Federal National Mortgage Assoc.	2.204	%#	4/1/2038	51,914	55,636,221
Federal National Mortgage Assoc.	2.211	%#	9/1/2036	15,441	16,368,540
Federal National Mortgage Assoc.	2.231	%#	4/1/2038	30,552	32,731,147
Federal National Mortgage Assoc.	2.242	%#	3/1/2038	23,558	25,194,902
Federal National Mortgage Assoc.	2.252	%#	9/1/2038	15,370	16,419,543
Federal National Mortgage Assoc.	2.256	%#	12/1/2036	15,020	16,018,701
Federal National Mortgage Assoc.	2.257	%#	8/1/2038	13,535	14,450,649
Federal National Mortgage Assoc.	2.26	%#	1/1/2038	13,627	14,636,785
Federal National Mortgage Assoc.	2.27	%#	4/1/2038	9,661	10,296,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.286	%#	11/1/2038	$42,352	$45,465,529
Federal National Mortgage Assoc.	2.314	%#	10/1/2036	25,470	27,210,188
Federal National Mortgage Assoc.	2.332	%#	1/1/2038	14,030	15,125,249
Federal National Mortgage Assoc.	2.362	%#	3/1/2038	14,539	15,751,649
Federal National Mortgage Assoc.	2.373	%#	6/1/2038	9,802	10,516,683
Federal National Mortgage Assoc.	2.408	%#	10/1/2036	16,276	17,442,073
Federal National Mortgage Assoc.	2.412	%#	11/1/2038	25,215	26,934,028
Federal National Mortgage Assoc.	2.485	%#	12/1/2038	12,553	13,483,027
Federal National Mortgage Assoc.	2.543	%#	7/1/2040	19,512	20,962,555
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	15,764,422
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	94,596,137
Federal National Mortgage Assoc.	2.899	%#	6/1/2042	29,710	30,833,217
Federal National Mortgage Assoc.	2.943	%#	5/1/2042	57,633	59,759,376
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	21,767,339
Federal National Mortgage Assoc.	3.701	%#	1/1/2042	42,342	44,550,342
Federal National Mortgage Assoc.	5.50%		1/1/2035	2,633	2,958,477
Total Government Sponsored Enterprises Pass-Throughs (cost $1,655,789,648)					1,664,744,261

MUNICIPAL BONDS 0.11%

Nursing Home 0.06%

New Jersey Econ Dev Auth	Zero Coupon		2/15/2019	2,055	1,827,964
New Jersey Econ Dev Auth	2.421%		6/15/2018	19,795	19,984,240
Total					21,812,204

Power 0.05%

Guam Pwr Auth	7.50%		10/1/2015	17,440	17,495,633
Total Municipal Bonds (cost $39,218,818)					39,307,837

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.45%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	13,224	13,922,316
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	7,896	8,138,398
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	132,485	141,973,509
Banc of America Commercial Mortgage Trust 2007-2 AM	5.79	%#	4/10/2049	114,093	125,015,162
Banc of America Commercial Mortgage Trust 2007-3 AM	5.79	%#	6/10/2049	45,215	49,286,000
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	23,414	25,342,564
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	16,500	18,600,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 KCA†	5.446	%#	9/10/2047	$10,608	$10,951,254
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.679	%#	6/24/2050	25,851	27,946,281
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.206	%#	12/24/2049	7,504	8,232,318
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	9,989,628
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.136	%#	2/15/2051	9,770	10,734,260
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.676	%#	2/17/2051	10,000	10,205,550
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	6,039	6,033,473
Banc of America Re-REMIC Trust 2014-IP A†	2.808	%#	6/15/2028	205,781	210,200,867
Banc of America Re-REMIC Trust 2014-IP B†	2.808	%#	6/15/2028	11,450	11,608,920
Banc of America Re-REMIC Trust 2014-IP C†	2.808	%#	6/15/2028	23,040	23,336,029
BCAP LLC Trust 2013-RR3 4A1†	0.315	%#	11/26/2036	11,580	11,109,710
BCAP LLC Trust 2014-RR1 5A1†	0.305	%#	5/26/2037	15,711	15,492,206
BCRR Trust 2009-1 1A2†	5.991	%#	8/17/2045	21,298	22,705,585
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,669,193
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	3,853	3,919,594
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.897	%#	6/11/2040	29,308	32,222,933
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 AM	5.915	%#	6/11/2050	7,154	7,928,936
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	6,280	6,834,731
Boca Hotel Portfolio Trust 2013-BOCA D†	3.205	%#	8/15/2026	26,640	26,677,136
Boca Hotel Portfolio Trust 2013-BOCA E†	3.905	%#	8/15/2026	30,000	30,064,620
BWAY Mortgage Trust 2013-1515 XB†	0.534	%#	3/10/2033	103,040	3,927,421
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	23,900	24,775,588
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.105	%#	6/15/2031	16,478	16,466,721
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP†	1.515	%#	6/15/2031	267,750	5,095,738
CGBAM Commercial Mortgage Trust 2013-BREH B†	1.955	%#	5/15/2030	15,000	15,044,640
CGBAM Commercial Mortgage Trust 2013-BREH C†	2.505	%#	5/15/2030	13,700	13,748,628
CGBAM Commercial Mortgage Trust 2013-BREH D†	3.005	%#	5/15/2030	18,000	18,071,397
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.899	%#	12/10/2049	147,470	160,999,900
Citigroup Commercial Mortgage Trust 2007-FL3A B†	0.325	%#	4/15/2022	1,068	1,061,525
Citigroup Commercial Mortgage Trust 2007-FL3A C†	0.365	%#	4/15/2022	1,212	1,204,916
Citigroup Commercial Mortgage Trust 2007-FL3A D†	0.405	%#	4/15/2022	835	830,349
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.455	%#	4/15/2022	5,579	5,532,315
Citigroup Commercial Mortgage Trust 2007-FL3A F†	0.505	%#	4/15/2022	7,425	7,345,400
Citigroup Commercial Mortgage Trust 2007-FL3A G†	0.555	%#	4/15/2022	5,953	5,860,532
Citigroup Commercial Mortgage Trust 2007-FL3A J†	0.585	%#	4/15/2022	831	810,094
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,286,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	$13,350	$14,351,637
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	0.225	%#	9/10/2045	218,445	2,832,789
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	72,500	72,689,370
Citigroup Commercial Mortgage Trust 2013-GC11 XA	2.049	%#	4/10/2046	717,500	66,846,224
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	19,400	20,208,670
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	7,100	7,214,718
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	8,600	8,703,991
Citigroup Commercial Mortgage Trust 2014-388G B†	1.205	%#	6/15/2033	25,448	25,592,735
Citigroup Commercial Mortgage Trust 2014-388G C†	1.555	%#	6/15/2033	16,250	16,332,436
Citigroup Commercial Mortgage Trust 2014-388G XCP†	0.643	%#	6/15/2033	753,631	9,571,114
Citigroup Commercial Mortgage Trust 2014-GC21 XA	1.498	%#	5/10/2047	275,578	25,679,295
Citigroup Commercial Mortgage Trust 2014-GC23 XB	0.319	%#	7/10/2047	120,131	2,567,320
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.265	%#	10/25/2036	21,631	20,948,568
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.295	%#	7/25/2036	13,456	12,751,948
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.776	%#	7/25/2036	11,763	11,279,847
Citigroup Mortgage Loan Trust, Inc. 2013-A A†	3.00%		5/25/2042	11,659	11,840,180
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	16,181	16,435,250
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.38	%#	7/16/2034	2,900	3,250,826
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.38	%#	7/16/2034	4,200	4,673,010
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	2,185	2,469,021
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	40,335	43,616,808
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	11,440	12,543,205
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	65,764	66,916,326
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.957	%#	7/10/2046	3,711	4,266,602
Commercial Mortgage Pass-Through Certificates 2010-RR1 GEA†	5.543%		12/11/2049	4,900	5,286,723
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814	%#	7/17/2028	10,033	10,025,348
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	6.25	%#	7/17/2028	6,649	6,643,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	$86,373	$88,601,384
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525	%#	2/10/2029	525,000	16,502,850
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	1,617	1,619,554
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	48,436,710
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	26,915,144
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.142	%#	10/15/2045	279,224	30,637,386
Commercial Mortgage Pass-Through Certificates 2012-CR5 XA	2.05	%#	12/10/2045	35,336	3,557,788
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.282	%#	9/17/2029	11,354	11,461,355
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.755	%#	9/17/2029	12,400	12,490,129
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.255	%#	9/17/2029	38,030	38,200,717
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA†	2.65	%#	12/10/2044	90,880	11,351,026
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	36,825	36,377,321
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.094	%#	11/17/2026	8,589	8,637,254
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.752	%#	11/17/2026	30,343	30,400,955
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.302	%#	11/17/2026	22,003	22,056,159
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.152	%#	11/17/2026	23,700	23,874,373
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	25,000	25,903,087
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	158,985	160,600,844
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	64,000	64,447,520
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.696	%#	3/10/2046	343,181	29,200,374
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	36,000	36,533,124
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.863	%#	6/10/2046	616,156	24,036,855
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	96,958	97,225,362
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	22,892	22,426,944
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.759	%#	6/8/2030	14,775	14,805,599
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.159	%#	6/8/2030	29,195	29,305,678
Commercial Mortgage Pass-Through Certificates 2013-THL D†	2.809	%#	6/8/2030	13,437	13,494,665
Commercial Mortgage Pass-Through Certificates 2013-WWP XB†	0.389	%#	3/10/2031	265,903	5,973,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.481	%#	8/10/2047	$118,806	$10,010,237
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.10	%#	7/13/2031	16,487	16,541,803
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP†	0.492	%#	9/13/2015	203,298	248,430
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.057	%#	6/11/2027	36,835	36,913,090
Commercial Mortgage Pass-Through Certificates 2014-KYO B†	1.457	%#	6/11/2027	19,250	19,204,339
Commercial Mortgage Pass-Through Certificates 2014-KYO C†	1.807	%#	6/11/2027	15,497	15,494,939
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.305	%#	6/15/2034	23,836	23,847,620
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.905	%#	6/15/2034	19,069	19,096,927
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.555	%#	6/15/2034	23,504	23,512,367
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP†	3.386	%#	6/15/2034	418,428	25,433,296
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,315,959
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	2,600	2,853,023
Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA J†	0.805	%#	2/15/2022	4,576	4,392,848
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%		9/15/2039	75,807	81,507,047
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	33,500	36,057,179
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.173	%#	2/15/2041	31,550	34,913,877
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	6.097	%#	9/15/2039	11,500	12,634,515
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.773	%#	4/12/2049	15,000	15,151,012
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.93	%#	12/16/2049	21,825	23,789,793
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.265	%#	2/27/2037	10,026	9,018,284
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.407	%#	6/26/2036	10,489	10,787,861
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.31	%#	8/26/2037	8,826	8,683,624
Credit Suisse Mortgage Capital Certificates 2014-ICE X1CP†	1.686	%#	4/15/2027	93,798	2,623,346
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%		4/15/2047	19,780	21,534,684
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	84,035	91,723,908
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	15,251,057
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	96,409	99,855,832
DBUBS Mortgage Trust 2011-LC1A A2†	4.528%		11/10/2046	3,900	4,216,136
DBUBS Mortgage Trust 2011-LC1A A3†	5.002%		11/10/2046	4,895	5,534,196
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	26,100	27,313,987
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	24,228	25,118,782
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	2,700	2,948,212
Del Coronado Trust 2013 HDC A†	0.955	%#	3/15/2026	9,200	9,210,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Del Coronado Trust 2013 HDC B†	1.455	%#	3/15/2026	$21,300	$21,296,880
Del Coronado Trust 2013 HDC C†	1.755	%#	3/15/2026	12,500	12,488,669
Del Coronado Trust 2013 HDC E†	2.805	%#	3/15/2026	10,500	10,438,197
EQTY Mortgage Trust 2014-INNS C†	1.759	%#	5/8/2031	4,150	4,138,231
EQTY Mortgage Trust 2014-INNS XCP†	1.854	%#	5/8/2031	353,332	4,454,245
Extended Stay America Trust 2013-ESFL BFL†	1.256	%#	12/5/2031	7,500	7,495,894
Extended Stay America Trust 2013-ESFL CFL†	1.656	%#	12/5/2031	10,825	10,821,195
Extended Stay America Trust 2013-ESFL DFL†	3.296	%#	12/5/2031	4,870	4,884,269
Extended Stay America Trust 2013-ESH5 B5†	2.278%		12/5/2031	24,300	24,254,838
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	47,600	48,766,033
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	62,583	64,189,036
Extended Stay America Trust 2013-ESH7 D7†	5.521	%#	12/5/2031	22,915	24,038,064
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(c)	2.184	%#	10/18/2054	18,150	18,398,147
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(c)	0.356	%#	12/20/2054	18,780	18,639,445
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(c)	0.416	%#	12/20/2054	7,658	7,611,792
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(c)	0.236	%#	12/20/2054	23,911	23,707,831
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(c)	0.236	%#	12/20/2054	8,915	8,839,239
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(c)	0.356	%#	12/20/2054	5,909	5,864,484
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(c)	0.296	%#	12/20/2054	6,039	5,992,050
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(c)	0.356	%#	12/20/2054	5,967	5,922,391
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.014	%#	7/10/2038	63,722	68,502,711
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	26,597	26,995,373
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	92,490	94,323,660
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%		11/10/2045	39,000	39,014,332
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.53	%#	11/10/2045	121,672	15,258,875
GS Mortgage Securities Corp. II 2012-GCJ9 XB†	0.482	%#	11/10/2045	93,111	2,687,370
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%		6/10/2046	108,041	108,158,981
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	31,864	32,285,006
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	23,300	23,919,640
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#	12/10/2027	17,800	18,202,867
GS Mortgage Securities Corp. II 2013-KING D†	3.55	%#	12/10/2027	4,194	4,152,656
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	39,195	40,326,050
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	13,750	14,259,389
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,409,040
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%		12/14/2049	15,553	16,691,658
GS Mortgage Securities Trust 2010-C1 D†	6.166	%#	8/10/2043	2,209	2,433,143
GS Mortgage Securities Trust 2012-GC6 XA†	2.325	%#	1/10/2045	326,764	36,766,049
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	21,592	21,010,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2013-GC14 A1	1.217%	8/10/2046	$218	$218,572
GS Mortgage Securities Trust 2014-GC20 A2	3.002%	4/10/2047	19,244	19,938,997
GS Mortgage Securities Trust II 2006-GG8 AM	5.591%	11/10/2039	57,344	61,772,018
GS Mortgage Securities Trust II 2013-GC12 XA	1.921%#	6/10/2046	593,533	58,358,232
H/2 Asset Funding 2014-1 Ltd.	2.101%	3/19/2037	96,180	96,293,589
HILT Mortgage Trust 2014-ORL A†	1.055%#	7/15/2029	18,408	18,423,536
HILT Mortgage Trust 2014-ORL B†	1.355%#	7/15/2029	7,600	7,607,805
HILT Mortgage Trust 2014-ORL C†	1.755%#	7/15/2029	9,550	9,561,527
HILT Mortgage Trust 2014-ORL XCP†	1.104%#	7/15/2029	7,557	116,330
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	56,720	56,065,361
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%	6/12/2047	23,675	25,660,385
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%	6/12/2047	16,735	18,130,565
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.891%#	2/12/2049	13,134	14,168,375
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%#	12/5/2027	4,730	5,882,126
JPMorgan Chase Commercial Mortgage Securities Trust 2009-RR1 A4B†	5.705%#	3/18/2051	46,570	49,466,188
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	9,835	10,598,781
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A2†	3.616%	11/15/2043	7,625	8,059,122
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR A1†	3.30%	8/5/2032	3,177	3,310,473
JPMorgan Chase Commercial Mortgage Securities Trust 2010-RR1 JPB†	5.985%#	6/18/2049	18,100	19,517,701
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%	11/13/2044	78,063	81,354,800
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2044	1,900	2,028,257
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%	10/15/2045	23,700	23,830,492
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%	12/15/2047	72,270	72,316,325
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 A1	0.73%	12/15/2047	82	81,498
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA	1.461%#	12/15/2047	428,992	31,692,629
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%	7/15/2045	120,124	122,299,326
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA	1.029%#	7/15/2045	217,789	9,450,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	$40,500	$41,506,324
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 B†	1.405	%#	4/15/2028	53,700	53,850,011
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 C†	1.955	%#	4/15/2028	37,200	37,246,667
JPMorgan Chase Commercial Mortgage Securities Trust 2013-FL3 D†	2.505	%#	4/15/2028	21,600	21,596,317
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ A†	0.935	%#	4/15/2030	18,400	18,382,888
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ B†	1.305	%#	4/15/2030	30,400	30,361,878
JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ C†	1.655	%#	4/15/2030	45,150	45,071,146
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 A1	0.766%		4/15/2046	177	175,581
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA	1.718	%#	4/15/2046	143,993	13,191,891
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.055	%#	4/15/2027	19,385	19,410,966
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.405	%#	4/15/2027	14,300	14,314,414
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%		2/15/2047	13,123	13,088,882
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%		2/15/2047	9,676	9,970,818
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	85,024	88,153,946
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.45	%#	4/15/2047	130,468	8,182,911
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441	%#	4/15/2047	34,361	962,280
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	95,139	98,130,789
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	18,837	19,386,174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#	6/10/2027	13,129	13,285,695
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA†	0.503	%#	6/10/2027	102,274	1,915,766
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB†	0.16	%#	6/10/2027	45,476	171,454
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 B†	1.905	%#	12/15/2030	8,000	8,010,240
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.355	%#	12/15/2030	9,750	9,773,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.255%#	12/15/2030	$19,000	$18,869,004
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.075%#	6/15/2029	37,825	37,834,381
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.855%#	6/15/2029	8,650	8,639,836
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP†	0.09%#	12/15/2015	358,000	423,693
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	341	340,912
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049%#	6/15/2038	82,676	88,840,281
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%	9/15/2039	6,627	7,146,328
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	58,961	63,604,847
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	123,416	133,823,415
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%	1/20/2041	17,227	17,213,733
LSTAR Commercial Mortgage Trust 2014-2 XA†	1.033%#	1/20/2041	129,692	4,910,803
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	8,205	8,095,748
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	8,531	8,416,647
Merrill Lynch/Countrywide Commercial Mortgage Trust†	3.00%#	7/27/2036	6,294	6,150,156
Merrill Lynch/Countrywide Commercial Mortgage Trust	3.00%	6/27/2037	38,539	37,868,023
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	60,146	64,872,523
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%	8/12/2048	162,827	172,089,495
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	17,665	17,897,339
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	11/15/2045	58,360	58,736,334
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%	10/15/2030	23,534	23,099,171
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%	7/15/2046	27,620	28,564,922
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%	8/15/2046	9,100	9,456,916
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%	10/15/2046	55,000	57,007,362
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%	2/15/2046	55,000	54,794,025
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.864%#	2/15/2046	104,242	9,826,296
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%	5/15/2046	119,970	120,453,059
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	1.592%#	5/15/2046	294,470	22,286,927
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.429%#	5/15/2046	119,710	3,166,389
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 A2	2.979%	4/15/2047	14,831	15,320,171
Morgan Stanley Capital I 2007-HQ12 AM	5.773%#	4/12/2049	75,935	82,050,311
Morgan Stanley Capital I 2007-IQ15 AM	6.105%#	6/11/2049	60,273	65,526,184
Morgan Stanley Capital I 2012-C4 XA†	2.832%#	3/15/2045	289,749	32,293,058
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	38,601	38,268,792
Morgan Stanley Capital I 2014-CPT XA†	0.188%#	7/13/2029	260,000	2,076,464
Morgan Stanley Capital I Trust 2006-T23 AM	5.984%#	8/12/2041	1,615	1,752,359
Morgan Stanley Capital I Trust 2007-T25 AM	5.544%	11/12/2049	450	490,631
Morgan Stanley Capital I Trust 2008-T29 AM	6.455%#	1/11/2043	3,020	3,410,806
Morgan Stanley Capital I Trust 2012-C4 A2	2.111%	3/15/2045	10,000	10,170,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.991	%#	8/12/2045	$86,775	$94,761,467
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.991	%#	8/15/2045	61,099	66,722,801
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.395	%#	6/26/2036	7,381	7,330,784
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	55,924	56,081,237
Motel 6 Trust 2012-MTL6 B†	2.743%		10/5/2025	11,030	11,069,427
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	85,150	85,354,317
NLY Commercial Mortgage Trust 2014-FL1 A†	1.355	%#	11/15/2030	11,000	11,015,032
NLY Commercial Mortgage Trust 2014-FL1 B†	1.905	%#	11/15/2030	13,971	14,034,310
NLY Commercial Mortgage Trust 2014-FL1 C†	2.755	%#	11/15/2030	4,000	4,041,620
NLY Commercial Mortgage Trust 2014-FL1 D†	3.955	%#	11/15/2030	5,000	5,070,638
NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.80	%#	8/25/2029	11,180	11,224,563
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.301	%#	8/25/2029	23,030	23,131,689
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.005	%#	8/25/2029	36,767	36,804,244
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.155	%#	8/25/2029	41,750	42,822,975
OBP Depositor LLC Trust 2010-OBP A†	4.646%		7/15/2045	1,031	1,146,635
PFP III Ltd. 2014-1 AS†	1.806	%#	6/14/2031	13,335	13,413,817
PFP III Ltd. 2014-1 B†	2.506	%#	6/14/2031	6,500	6,547,977
PFP III Ltd. 2014-1 C†	3.056	%#	6/14/2031	29,786	30,010,348
Prima Capital Ltd.	2.214%		5/24/2021	97,113	101,206,224
RAIT Trust	3.378%		1/15/2029	7,931	7,946,431
RAIT Trust 2013-FL1	1.936%		1/15/2029	62,236	62,352,206
RAIT Trust 2013-FL1	4.186%		1/15/2029	4,894	4,914,396
RAIT Trust 2014-FL2 B†	2.305	%#	5/13/2031	7,750	7,648,382
RBSCF Trust 2009-RR2 CWB†	5.223%		8/16/2048	14,900	15,717,943
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	6,615	6,678,340
RBSCF Trust 2010-MB1 C†	5.007	%#	4/15/2024	9,200	9,378,636
RBSCF Trust 2010-RR3 MSCB†	6.105	%#	6/16/2049	2,380	2,631,856
RBSCF Trust 2010-RR3 WBTB†	6.14	%#	2/16/2051	22,942	25,206,135
RBSSP Resecuritization Trust 2013-1 3A1†	0.265	%#	1/26/2037	7,329	6,984,188
RBSSP Resecuritization Trust 2013-3 1A1	0.315	%#	11/26/2036	10,715	10,239,491
RBSSP Resecuritization Trust 2013-3 2A1†	0.315	%#	11/26/2036	11,992	11,022,180
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	29,456	30,386,207
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.205	%#	4/15/2032	16,050	16,091,401
RREF LLC 2013-LT3	2.50%		6/20/2028	6,665	6,665,165
Sequoia Mortgage Trust 2012-4 A1	3.50%		9/25/2042	6,478	6,554,995
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	8,843	8,662,719
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	5,278	4,849,429
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(c)	1.784	%#	1/21/2055	12,000	12,025,620
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	25,507	25,556,235
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	48,111	48,063,551
Starwood Property Mortgage Trust 2013-FV1 C†	2.757	%#	8/11/2028	21,190	21,228,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Starwood Property Mortgage Trust 2013-FV1 D†	3.657%#	8/11/2028	$17,000	$17,032,912
Structured Asset Securities Corp. 2005-14 2A1	5.75%	7/25/2035	5,253	5,395,624
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	16,223	16,269,477
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	9,693	9,757,301
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	100,044	101,374,335
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.926%#	5/10/2063	121,203	10,187,180
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%	8/10/2049	54,654	54,956,701
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%	12/10/2045	22,067	22,033,811
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.266%#	3/10/2046	345,752	24,103,094
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%	4/10/2046	30,560	30,729,440
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.489%#	4/10/2046	466,843	38,499,142
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	6,650	6,867,412
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	22,925	23,655,884
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	588	591,138
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.414%#	10/15/2044	10,650	10,784,792
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.505%#	12/15/2044	8,100	8,487,168
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	52,183	56,105,440
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	27,135	29,357,085
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	41,556	44,996,754
Wachovia Bank Commercial Mortgage Trust 2006-WL7A G†	0.515%#	9/15/2021	4,986	4,893,308
Wachovia Bank Commercial Mortgage Trust 2006-WL7A H†	0.555%#	9/15/2021	25,615	24,977,596
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	56,029	60,317,712
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.355%#	12/15/2043	50,000	48,501,325
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	198,308	215,426,014
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 A2†	0.295%#	6/15/2020	75,720	74,315,848
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 LXR1†	0.855%#	6/15/2020	19,631	19,250,838
Wachovia Bank Commercial Mortgage Trust 2007-WHL8 LXR2†	0.955%#	6/15/2020	58,035	56,660,095
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.375%#	1/25/2036	8,836	8,460,495
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	31,010	31,226,403
Wells Fargo Commercial Mortgage Trust 2014-TISH B†	1.505%#	2/15/2027	8,000	8,001,932
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.005%#	2/15/2027	9,500	9,509,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	$5,218	$5,566,225
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	16,706	16,713,406
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	41,935	43,300,152
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	29,050	31,585,382
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	19,730	20,386,220
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%	6/15/2044	28,750	29,863,861
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	325	352,925
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,572,724
WF-RBS Commercial Mortgage Trust 2011-C5 XA†	2.169%#	11/15/2044	23,860	2,272,863
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	26,312	26,390,462
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.955%#	12/15/2045	68,426	7,127,770
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	26,016	26,184,037
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.735%#	6/15/2045	389,848	35,726,659
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	76,420	77,127,802
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	2.375%#	8/15/2045	70,554	7,726,885
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	143,294	144,619,756
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	37,415	37,768,927
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%	5/15/2045	33,549	33,702,654
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.605%#	5/15/2045	319,637	27,219,465
WF-RBS Commercial Mortgage Trust 2013-C16 A2	3.223%	9/15/2046	35,000	36,638,297
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.412%#	5/15/2047	261,959	20,745,441
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.734%#	5/15/2047	50,603	2,628,268
WF-RBS Commercial Mortgage Trust 2014-C21 XB	0.762%#	8/15/2047	77,369	4,336,002
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,756,866,153)				9,722,199,586

U.S. TREASURY OBLIGATIONS 3.55%

U.S. Treasury Note	0.375%	3/15/2015	924,130	925,700,097
U.S. Treasury Note	2.125%	12/31/2015	369,572	378,811,300
Total U.S. Treasury Obligations (cost $1,303,358,748)				1,304,511,397
Total Long-Term Investments (cost $34,924,621,984)				35,033,439,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.25%

COMMERCIAL PAPER 1.83%

Aerospace/Defense 0.03%

Textron, Inc.	Zero Coupon	9/23/2014	$12,255	$12,250,925

Energy Equipment & Services 0.68%

Talisman Energy, Inc.	Zero Coupon	9/5/2014	128,500	128,492,504
Talisman Energy, Inc.	Zero Coupon	9/11/2014	122,150	122,128,624
Total				250,621,128

Oil: Integrated Domestic 0.53%

Weatherford International Ltd.	Zero Coupon	9/2/2014	23,850	23,850,000
Weatherford International Ltd.	Zero Coupon	9/8/2014	17,250	17,247,700
Weatherford International Ltd.	Zero Coupon	9/8/2014	24,250	24,246,646
Weatherford International Ltd.	Zero Coupon	9/9/2014	13,200	13,197,998
Weatherford International Ltd.	Zero Coupon	9/22/2014	25,000	24,988,333
Weatherford International Ltd.	Zero Coupon	10/6/2014	30,750	30,725,315
Weatherford International Ltd.	Zero Coupon	10/7/2014	59,700	59,650,084
Total				193,906,076

Railroads 0.06%

Kansas City Southern Railway	Zero Coupon	9/11/2014	22,000	21,997,250

Supermarkets 0.18%

Tesco Treasury Services plc	Zero Coupon	8/18/2015	67,500	66,939,446

Utilities 0.05%

Hawaiian Electric Co.	Zero Coupon	9/12/2014	17,500	17,497,180

Utilities: Miscellaneous 0.30%

Entergy Corp.	Zero Coupon	9/8/2014	47,150	47,144,892
Entergy Corp.	Zero Coupon	10/3/2014	23,750	23,732,207
Entergy Corp.	Zero Coupon	11/12/2014	39,000	38,962,627
Total				109,839,726
Total Commercial Paper (cost $673,012,477)				673,051,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.45%

Banks: Regional 0.26%

Royal Bank of Scotland Group plc (United Kingdom)(c)	5.00%	10/1/2014	$52,561	$52,704,018
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.05%	1/8/2015	43,564	44,047,299
Total				96,751,317

Chemicals 0.02%

Yara International ASA (Norway)†(c)	5.25%	12/15/2014	7,484	7,582,789

Computer Software 0.00%

CA, Inc.	6.125%	12/1/2014	400	405,676

Electric: Power 0.01%

TransAlta Corp. (Canada)(c)	4.75%	1/15/2015	3,800	3,857,714

Food 0.11%

Tate & Lyle International Finance plc (United Kingdom)†(c)	5.00%	11/15/2014	41,174	41,510,968

Leasing 0.02%

International Lease Finance Corp.†	6.50%	9/1/2014	5,875	5,875,000

Metals & Minerals: Miscellaneous 0.02%

ALROSA Finance SA (Luxembourg)(c)	8.875%	11/17/2014	7,685	7,787,057

Oil 0.01%

Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,025	2,061,331

Oil: Crude Producers 0.00%

Williams Partners LP	3.80%	2/15/2015	1,225	1,241,585
Total Corporate Bonds (cost $167,084,865)				167,073,437

FLOATING RATE LOAN(e) 0.03%

Telecommunications

Consolidated Communications, Inc. Bridge Term Loan (cost $12,500,000)	—	1/30/2015	12,500	12,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP† (cost $0)	0.231	%#	5/15/2015	$226,952	$14,253

REPURCHASE AGREEMENTS 1.94%

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $494,775,000 of U.S. Treasury Inflation Index Note at 0.125% due 4/15/2019; $188,395,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $715,900,818; proceeds: $701,859,697				701,860	701,859,697
Repurchase Agreement dated 8/29/2014, 0.02% due 9/2/2014 with J.P. Morgan Securities, LLC collateralized by $10,205,000 of Federal Farm Credit Bank at 0.115% due 2/16/2016; value: $10,195,043; proceeds: $10,000,022				10,000	10,000,000
Total Repurchase Agreements (cost $711,859,697)					711,859,697
Total Short-Term Investments (cost $1,564,457,039)					1,564,499,118
Total Investments in Securities 99.58% (cost $36,489,079,023)					36,597,939,087
Foreign Cash and Other Assets in Excess of Liabilities(h) 0.42%					155,823,240
Net Assets 100.00%					$36,753,762,327

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Foreign security traded in U.S. dollars.
(b)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2014.
(f)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2014.
(g)	Amount is less than $1,000.
(h)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Bank of America	10/17/2014	4,155,000	$7,113,817	$6,895,479	$218,338
British pound	Sell	Bank of America	10/17/2014	4,265,000	7,278,120	7,078,031	200,089
British pound	Sell	Bank of America	10/17/2014	5,275,000	8,844,387	8,754,189	90,198
British pound	Sell	Bank of America	10/17/2014	5,130,000	8,766,170	8,513,552	252,618
British pound	Sell	Goldman Sachs	10/17/2014	6,620,000	11,352,459	10,986,299	366,160
British pound	Sell	J.P. Morgan	10/17/2014	10,520,000	18,014,103	17,458,591	555,512
Canadian dollar	Sell	Bank of America	10/7/2014	10,425,000	9,749,588	9,580,247	169,341
euro	Sell	Bank of America	11/13/2014	220,000	295,649	289,204	6,445
euro	Sell	Deutsche Bank AG	11/13/2014	1,910,000	2,602,875	2,510,816	92,059
euro	Sell	J.P. Morgan	11/13/2014	33,625,000	45,025,116	44,202,190	822,926
euro	Sell	J.P. Morgan	11/13/2014	4,876,000	6,634,779	6,409,810	224,969
euro	Sell	J.P. Morgan	11/13/2014	9,845,000	13,155,627	12,941,875	213,752
Swiss franc	Sell	J.P. Morgan	11/19/2014	11,300,000	12,519,925	12,318,654	201,271
Swiss franc	Sell	UBS AG	11/19/2014	2,685,000	2,956,560	2,927,043	29,517
Swiss franc	Sell	UBS AG	11/19/2014	1,445,000	1,596,962	1,575,262	21,700
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,464,895

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	10/17/2014	1,600,000	$2,657,476	$2,655,299	$(2,177)
British pound	Buy	J.P. Morgan	10/17/2014	1,123,000	1,906,018	1,863,688	(42,330)
Canadian dollar	Buy	Bank of America	10/7/2014	250,000	232,271	229,742	(2,529)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(47,036)

Open Futures Contracts at August 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2014	40,417	Long	$8,853,217,587	$3,448,953
U.S. 5-Year Treasury Note	December 2014	3,800	Short	$(451,576,564)	$349,714
Totals				$8,401,641,023	$3,798,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

Credit Default Swaps on Indexes - Sell Protection at  August 31, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$24,000,000	$22,645,155	$23,850,000	$572,714	$422,714	150,000
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	24,700,000	23,305,639	24,545,625	1,302,094	1,147,719	154,375
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	25,000,000	23,588,703	24,843,750	611,537	455,287	156,250
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	22,447,447	22,798,750	796,589	595,339	201,250
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	22,447,447	22,798,750	817,250	616,000	201,250
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	28,629,595	29,315,625	2,263,509	2,079,134	184,375
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	23,400,000	22,169,753	23,253,750	1,233,918	1,087,668	146,250
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	49,500,000	46,897,555	49,190,625	2,610,212	2,300,837	309,375
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	9,900,000	9,379,511	9,813,375	749,474	662,849	86,625
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	23,000,000	21,701,607	22,856,250	630,917	487,167	143,750
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	14,800,000	14,444,444	14,670,500	1,198,358	1,068,858	129,500
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	24,500,000	23,911,411	24,285,625	1,984,445	1,770,070	214,375
						$14,771,017	$12,693,642	$2,077,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(m)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $12,693,642. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

Open Total Return Swap at August 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$3,007,604	7,199 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$3,007,604	4/13/2015	$3,007,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,524,686,635	$—	$4,524,686,635
Corporate Bonds	—	15,444,058,423	—	15,444,058,423
Floating Rate Loans(4)
Aerospace/Defense	—	114,198,273	—	114,198,273
Apparel	—	15,603,160	—	15,603,160
Consumer Products	—	34,489,282	—	34,489,282
Containers	—	9,264,693	—	9,264,693
Energy Equipment & Services	—	45,121,798	—	45,121,798
Financial Services	—	56,536,695	—	56,536,695
Food	—	59,511,088	—	59,511,088
Gaming	—	215,070,945	—	215,070,945
Health Care	—	283,799,303	—	283,799,303
Health Care Products	—	20,887,660	—	20,887,660
Leisure	—	2,899,355	—	2,899,355
Media	—	276,649,869	—	276,649,869
Metals & Minerals: Miscellaneous	—	12,916,890	—	12,916,890
Services	—	79,204,699	36,771,663	115,976,362
Technology	—	103,557,813	—	103,557,813
Telecommunications	—	174,600,980	—	174,600,980
Utilities	—	43,948,064	69,605,302	113,553,366
Foreign Bonds	—	124,237,228	—	124,237,228
Foreign Government Obligations	—	154,681,937	—	154,681,937
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	579,948,570	—	579,948,570
Government Sponsored Enterprises Pass-Throughs	—	1,664,744,261	—	1,664,744,261
Municipal Bonds	—	39,307,837	—	39,307,837
Non-Agency Commercial Mortgage-Backed Securities	—	9,722,213,839	—	9,722,213,839
U.S. Treasury Obligations	—	1,304,511,397	—	1,304,511,397
Commercial Paper	—	673,051,731	—	673,051,731
Repurchase Agreements	—	711,859,697	—	711,859,697
Total	$—	$36,491,562,122	$106,376,965	$36,597,939,087
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(2,077,375)	—	(2,077,375)
Forward Foreign Currency Exchange Contracts
Assets	—	3,464,895	—	3,464,895
Liabilities	—	(47,036)	—	(47,036)
Futures Contracts
Assets	3,798,667	—	—	3,798,667
Liabilities	—	—	—	—
Total Return Swap
Assets	—	—	3,007,604	3,007,604
Liabilities	—	—	—	—
Total	$3,798,667	$1,340,484	$3,007,604	$8,146,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2014

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Total Return Swap
Balance as of December 1, 2013	$57,270,583	$—
Accrued discounts/premiums	(28,691)	—
Realized gain (loss)	(26,830)	—
Change in unrealized appreciation/depreciation	(359,430)	—
Purchases	43,601,043	3,007,604
Sales	(19,841,146)	—
Net transfers in or out of Level 3	25,761,436	—
Balance as of August 31, 2014	$106,376,965	$3,007,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.17%

ASSET-BACKED SECURITIES 14.70%

Automobiles 5.52%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$827	$827,491
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	1,925	1,926,634
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	4,532	4,536,899
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	2,555	2,557,266
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	3,180	3,182,976
AmeriCredit Automobile Receivables Trust 2012-2 A3	1.05%	10/11/2016	1,310	1,311,454
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	3,876	3,880,100
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	367	366,931
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	3,605	3,608,346
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	935	935,738
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,490	1,491,439
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	1,349	1,350,185
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	3,225	3,225,281
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	580	581,215
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	2,623	2,629,723
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	3,461	3,463,595
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	1,494	1,494,851
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	1,314	1,314,966
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	1,082	1,084,028
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	3,792	3,795,764
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	4,425	4,429,522
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	4,095	4,101,687
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	5,565	5,567,563
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	4,633	4,638,400
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	3,275	3,278,421
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	4,632	4,634,810
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	396	396,027
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	4,010	4,012,268
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	3,620	3,621,254
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	3,093	3,094,275
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	640	640,353
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	712	712,113
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	752	751,708
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	1,672	1,673,835
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	1,658	1,658,962
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	832	832,889
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	2,499	2,500,476
Total				90,109,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 4.32%

American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	$4,005	$4,012,986
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,535	2,540,189
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	6,350	6,367,478
Chase Issuance Trust 2012-A5	0.59%		8/15/2017	6,350	6,358,341
Chase Issuance Trust 2013-A5 A	0.47%		5/15/2017	8,000	8,005,108
Citibank Credit Card Issuance Trust 2003-A7	4.15%		7/7/2017	3,500	3,611,085
Citibank Credit Card Issuance Trust 2004-A8	4.90%		12/12/2016	3,200	3,241,400
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	4,255	4,356,031
Citibank Credit Card Issuance Trust 2013-A1	0.255	%#	4/24/2017	1,100	1,099,764
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	5,405	5,416,937
Discover Card Execution Note Trust 2012-A3	0.86%		11/15/2017	9,420	9,451,463
Discover Card Execution Note Trust 2012-B3	0.605	%#	5/15/2018	2,850	2,855,131
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	4,550	4,550,000
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,249,480
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	4,500	4,577,683
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%		1/15/2018	1,775	1,778,853
Total					70,471,929

Home Equity 0.33%

Home Equity Asset Trust 2006-6 2A2	0.265	%#	11/25/2036	119	118,830
Home Equity Asset Trust 2006-7 2A2	0.265	%#	1/25/2037	1,258	1,239,957
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	2,417	2,385,037
Option One Mortgage Loan Trust 2005-1 A4	0.955	%#	2/25/2035	1,555	1,529,165
Total					5,272,989

Other 4.53%

ARES CLO Ltd. 2007-3RA A2†	0.453	%#	4/16/2021	1,877	1,857,739
Avenue CLO VI Ltd. 2007-6A A2†	0.583	%#	7/17/2019	1,000	979,983
Babson CLO, Inc. 2007 I-1A A1†	0.459	%#	1/18/2021	856	845,476
BlueMountain CLO Ltd. 2014-3A A1†(a)	1.48	%#	10/15/2026	3,500	3,496,465
CIFC Funding II Ltd. 2014-2A A1L†	1.725	%#	5/24/2026	1,500	1,503,659
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484	%#	7/17/2023	2,000	1,988,965
Fairway Loan Funding Co. 2006-1A A3L†	0.893	%#	10/17/2018	2,000	1,987,566
Fore CLO Ltd. 2007-1A A2†	0.684	%#	7/20/2019	1,150	1,142,097
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.531	%#	12/20/2020	1,500	1,489,075
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704	%#	10/15/2026	6,000	6,013,969
Harch CLO III Ltd. 2007-1A B†	0.634	%#	4/17/2020	1,000	982,352
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,520	2,540,935
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	1,090	1,095,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	$2,425	$2,431,260
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%		1/15/2048	1,250	1,246,862
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,500	1,501,120
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	1,750	1,749,454
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,500	1,481,099
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	2,360	2,360,732
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,300	1,305,156
HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	1,825	1,818,183
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%		1/17/2045	1,900	1,901,889
JFIN Revolver CLO Ltd. 2013-1A A†	1.484	%#	1/20/2021	2,750	2,749,304
JFIN Revolver CLO Ltd. 2014-2A A2†	1.534	%#	2/20/2022	4,000	4,005,043
KKR Financial CLO Ltd. 2006-1A C†	1.185	%#	8/25/2018	750	732,148
KKR Financial CLO Ltd. 2007-1A A†	0.584	%#	5/15/2021	2,442	2,420,226
KKR Financial CLO Ltd. 2007-1A B†	0.984	%#	5/15/2021	1,000	974,612
Liberty CLO Ltd. 2005-1A A1C†	0.49	%#	11/1/2017	291	290,869
Morgan Stanley ABS Capital I 2006-HE1 A3	0.335	%#	1/25/2036	553	549,387
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	2,150	2,130,255
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	1,100	1,107,385
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.754	%#	4/15/2026	2,250	2,256,873
OZLM VIII Ltd. 2014-8A A1A†(a)	1.715	%#	10/17/2026	3,010	2,992,843
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	3,018	3,214,723
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	1,858	1,871,796
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.553	%#	4/17/2021	1,500	1,452,060
Venture VIII CDO Ltd. 2007-8A A1A†	0.512	%#	7/22/2021	1,500	1,482,624
Venture XVIII CLO Ltd. 2014-18A A†	1.737	%#	10/15/2026	2,250	2,241,000
Westchester CLO Ltd. 2007-1A A1A†	0.465	%#	8/1/2022	1,806	1,792,425
Total					73,983,436
Total Asset-Backed Securities (cost $239,375,945)					239,837,799

CORPORATE BONDS 35.15%

Apparel 0.15%

PVH Corp.	7.75%		11/15/2023	2,053	2,501,993

Auto Parts: Original Equipment 0.10%

Hertz Corp. (The)	7.375%		1/15/2021	115	123,625
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	1,446	1,547,220
Total					1,670,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.26%

Ford Motor Co.	6.375%	2/1/2029	$1,489	$1,805,695
Ford Motor Co.	6.625%	10/1/2028	1,679	2,092,054
Ford Motor Co.	7.45%	7/16/2031	258	352,375
Total				4,250,124

Banks: Money Center 0.42%

Zions Bancorporation	4.50%	3/27/2017	4,436	4,705,620
Zions Bancorporation	4.50%	6/13/2023	2,050	2,149,903
Total				6,855,523

Banks: Regional 2.86%

Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(b)	4.125%	6/6/2024	850	841,245
Bank of America Corp.	5.70%	5/2/2017	2,280	2,514,439
CIT Group, Inc.	5.00%	8/1/2023	1,262	1,320,683
Citigroup, Inc.	5.50%	9/13/2025	5,000	5,613,555
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	4,275	4,965,810
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,752	3,192,438
HBOS plc (United Kingdom)†(b)	6.00%	11/1/2033	1,100	1,273,307
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	3,708	4,334,478
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	3,025	3,519,058
Morgan Stanley	4.10%	5/22/2023	631	643,502
Morgan Stanley	5.00%	11/24/2025	2,350	2,526,556
Morgan Stanley	5.50%	7/28/2021	908	1,044,742
Morgan Stanley	6.00%	4/28/2015	2,150	2,226,439
PKO Finance AB (Sweden)†(b)	4.63%	9/26/2022	1,000	1,046,250
Regions Financial Corp.	7.75%	11/10/2014	294	297,662
Standard Chartered plc (United Kingdom)†(b)	3.95%	1/11/2023	3,500	3,508,729
Wells Fargo & Co.	3.45%	2/13/2023	7,801	7,863,642
Total				46,732,535

Beverages 0.31%

Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022	4,671	5,033,002

Biotechnology Research & Production 0.34%

Amgen, Inc.	6.40%	2/1/2039	4,300	5,566,199

Broadcasting 0.10%

Cox Communications, Inc.†	8.375%	3/1/2039	1,100	1,609,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.63%

Jefferies Group LLC	6.875%	4/15/2021	$4,461	$5,292,977
Raymond James Financial, Inc.	8.60%	8/15/2019	3,950	4,975,633
Total				10,268,610

Building Materials 0.27%

Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,300,815
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	500	531,000
Owens Corning, Inc.	9.00%	6/15/2019	1,935	2,404,566
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	100	108,060
Total				4,344,441

Business Services 0.40%

Expedia, Inc.	4.50%	8/15/2024	3,926	3,966,807
Expedia, Inc.	5.95%	8/15/2020	847	959,314
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	360	371,250
Synchrony Financial	3.00%	8/15/2019	1,281	1,300,265
Total				6,597,636

Cable Services 0.40%

Time Warner Cable, Inc.	6.55%	5/1/2037	1,211	1,556,613
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	5,050,180
Total				6,606,793

Chemicals 1.09%

Alfa SAB de CV (Mexico)†(b)	5.25%	3/25/2024	1,000	1,082,500
CF Industries, Inc.	7.125%	5/1/2020	2,739	3,346,233
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	2,400	2,604,000
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	3,773	4,207,529
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,687	3,661,892
NewMarket Corp.	4.10%	12/15/2022	2,071	2,098,555
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	832	853,840
Total				17,854,549

Communications Services 0.02%

CenturyLink, Inc.	6.875%	1/15/2028	300	310,500

Communications Technology 0.18%

Motorola Solutions, Inc.	4.00%	9/1/2024	3,000	2,999,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.15%

Aspect Software, Inc.	10.625%	5/15/2017	$1,000	$1,025,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,312	1,372,680
Total				2,397,680

Construction/Homebuilding 0.17%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	1,200	1,228,500
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,389	1,538,318
Total				2,766,818

Consumer Products 0.18%

Tupperware Brands Corp.	4.75%	6/1/2021	2,764	2,981,394

Containers 0.31%

Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	1,450	1,547,875
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,720	3,552,600
Total				5,100,475

Data Product, Equipment & Communications 0.19%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,000	3,180,153

Diversified 0.23%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	2,739	2,749,272
San Miguel Corp. (Philippines)(b)	4.875%	4/26/2023	1,079	1,012,911
Total				3,762,183

Drugs 0.27%

Actavis Funding SCS (Luxembourg)†(b)	3.85%	6/15/2024	2,316	2,347,454
CFR International SpA (Chile)†(b)	5.125%	12/6/2022	1,850	2,006,288
Total				4,353,742

Electric: Power 2.05%

AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023	1,060	1,054,700
Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,318,750
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	1,500	1,602,277
DPL, Inc.	7.25%	10/15/2021	2,875	3,061,875
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,251	2,667,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Entergy Corp.	5.125%	9/15/2020	$6,195	$6,901,856
Exelon Generation Co. LLC	4.25%	6/15/2022	1,750	1,830,160
FirstEnergy Transmission LLC†	4.35%	1/15/2025	1,000	1,025,927
Indiantown Cogeneration LP	9.77%	12/15/2020	1,679	1,914,017
PPL Energy Supply LLC(c)	4.60%	12/15/2021	469	457,222
PPL WEM Holdings Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	6,000	6,811,518
Red Oak Power LLC	8.54%	11/30/2019	1,195	1,302,281
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,800	3,561,628
Total				33,509,421

Electrical: Household 0.04%

Energizer Holdings, Inc.	4.70%	5/19/2021	647	673,387

Electronics 0.13%

PerkinElmer, Inc.	5.00%	11/15/2021	1,922	2,093,514

Energy Equipment & Services 0.83%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,382	2,762,978
Cameron International Corp.	7.00%	7/15/2038	500	669,776
Energy Transfer Partners LP	6.625%	10/15/2036	460	558,164
Energy Transfer Partners LP	7.50%	7/1/2038	2,176	2,861,057
Energy Transfer Partners LP	9.00%	4/15/2019	2,055	2,613,171
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,162,620
Total				13,627,766

Engineering & Contracting Services 0.16%

AGCO Corp.	5.875%	12/1/2021	400	459,006
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	2,200	2,196,781
Total				2,655,787

Entertainment 0.14%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	1,750	1,894,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	293	316,440
Total				2,210,815

Financial Services 2.79%

Air Lease Corp.	3.875%	4/1/2021	1,150	1,167,250
Air Lease Corp.	4.75%	3/1/2020	1,800	1,926,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Bank of America Corp.	4.20%	8/26/2024	$2,821	$2,867,056
Bank of America Corp.	5.875%	1/5/2021	5,175	6,042,149
Bank of America Corp.	7.625%	6/1/2019	2,605	3,192,011
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	2,729	2,828,652
General Electric Capital Corp.	6.75%	3/15/2032	4,931	6,655,686
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	1,025	1,107,000
Lender Processing Services, Inc.	5.75%	4/15/2023	3,944	4,229,940
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,541	1,598,898
Rio Oil Finance Trust†	6.25%	7/6/2024	2,850	3,041,178
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,875	3,807,219
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	3,000	3,144,447
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	2,077	2,144,502
Western Union Co. (The)	3.35%	5/22/2019	1,650	1,708,400
Total				45,460,388

Financial: Miscellaneous 0.43%

Moody’s Corp.	4.50%	9/1/2022	3,000	3,199,986
Moody’s Corp.	5.50%	9/1/2020	1,900	2,149,453
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	1,039	1,065,952
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	605	673,232
Total				7,088,623

Food 0.63%

Big Heart Pet Brands	7.625%	2/15/2019	2,299	2,376,591
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023	1,700	1,644,750
Flowers Foods, Inc.	4.375%	4/1/2022	480	512,057
JBS Investments GmbH (Austria)†(b)	7.25%	4/3/2024	4,300	4,525,750
US Foods, Inc.	8.50%	6/30/2019	1,203	1,283,601
Total				10,342,749

Gaming 0.25%

CCM Merger, Inc.†	9.125%	5/1/2019	858	918,060
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,500	1,508,438
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	1,485	1,600,087
Total				4,026,585

Health Care Services 0.58%

DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	1,000	1,058,125
Dignity Health	4.50%	11/1/2042	1,554	1,486,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	$360	$397,800
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,432	1,521,500
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	967	1,003,736
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,391	2,522,505
Senior Housing Properties Trust	6.75%	12/15/2021	1,250	1,461,194
Total				9,451,104

Household Equipment/Products 0.16%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	1,950	2,042,625
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020	625	600,781
Total				2,643,406

Industrial Products 0.15%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	1,200	1,158,338
Mueller Water Products, Inc.	7.375%	6/1/2017	1,326	1,352,520
Total				2,510,858

Insurance 0.50%

CNO Financial Group, Inc.†	6.375%	10/1/2020	1,526	1,640,450
Markel Corp.	7.125%	9/30/2019	2,886	3,480,155
Willis North America, Inc.	7.00%	9/29/2019	2,555	3,008,881
Total				8,129,486

Investment Management Companies 0.14%

Lazard Group LLC	6.85%	6/15/2017	1,000	1,134,791
Oaktree Capital Management LP†	6.75%	12/2/2019	900	1,072,313
Total				2,207,104

Leasing 0.44%

Aviation Capital Group Corp.†	6.75%	4/6/2021	2,062	2,347,647
Aviation Capital Group Corp.†	7.125%	10/15/2020	4,167	4,762,885
Total				7,110,532

Leisure 0.55%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	3,957	5,032,125
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,341	3,867,207
Total				8,899,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.65%

Host Hotels & Resorts LP	5.25%	3/15/2022	$5,032	$5,604,123
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,854,248
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	200	200,000
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,000	972,500
Total				10,630,871

Machinery: Agricultural 0.59%

Lorillard Tobacco Co.	6.875%	5/1/2020	1,991	2,365,910
Lorillard Tobacco Co.	8.125%	6/23/2019	2,250	2,799,875
Lorillard Tobacco Co.	8.125%	5/1/2040	1,400	1,944,086
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	2,915	2,477,750
Total				9,587,621

Manufacturing 0.30%

Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,270,313
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	613,250
Total				4,883,563

Media 1.23%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,325	1,645,502
21st Century Fox America, Inc.	6.90%	8/15/2039	1,402	1,864,063
Discovery Communications LLC	6.35%	6/1/2040	750	928,006
Gannett Co., Inc.	7.125%	9/1/2018	503	522,177
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	3,825	3,987,868
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	3,550	3,826,900
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	2,305	2,379,202
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	1,400	1,484,000
Time Warner, Inc.	7.625%	4/15/2031	1,885	2,617,181
Videotron Ltd (Canada)(b)	9.125%	4/15/2018	212	219,420
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	643	645,411
Total				20,119,730

Metals & Minerals: Miscellaneous 0.29%

Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	2,553	2,593,891
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	991	1,063,932
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	1,000	1,055,000
Total				4,712,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Natural Gas 0.76%

Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	$2,200		$2,376,000
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	1,000		1,026,464
Kinder Morgan, Inc.	7.75%	1/15/2032	1,000		1,257,500
SourceGas LLC†	5.90%	4/1/2017	3,984		4,195,722
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015		2,782,090
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	800		774,960
Total					12,412,736

Oil 1.90%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	2,600		2,749,500
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	3,318		4,057,566
Chaparral Energy, Inc.	8.25%	9/1/2021	1,340		1,452,225
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.082%	12/30/2023	800		810,065
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045	762		825,596
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,209		1,269,450
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	1,885		2,054,650
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	1,950		2,110,875
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	614		678,470
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	—	(d)	108
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	500		515,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	2,306		2,455,890
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	1,551		1,690,590
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	2,771		2,222,342
Petroleos de Venezuela SA (Venezuela)†(b)	6.00%	11/15/2026	1,268		736,708
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%	11/2/2017	1,406		1,263,291
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000		1,265,500
Pioneer Energy Services Corp.†	6.125%	3/15/2022	750		765,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	2,134		2,379,410
Valero Energy Corp.	10.50%	3/15/2039	997		1,694,604
Total					30,996,840

Oil: Crude Producers 1.71%

Enbridge Energy Partners LP	9.875%	3/1/2019	3,221		4,224,619
Enterprise Products Operating LLC	7.55%	4/15/2038	1,269		1,803,953
Kerr-McGee Corp.	7.125%	10/15/2027	1,000		1,324,952
Kerr-McGee Corp.	7.875%	9/15/2031	1,050		1,500,541
OGX Austria GmbH (Austria)†(b)(e)	8.50%	6/1/2018	1,730		73,525
Plains Exploration & Production Co.	6.75%	2/1/2022	2,838		3,228,225
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	325		351,000
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,265		1,366,200
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	583		609,964
Ruby Pipeline LLC†	6.00%	4/1/2022	3,500		3,989,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	$1,960	$2,129,050
Southeast Supply Header LLC†	4.25%	6/15/2024	1,254	1,296,750
Southern Star Central Corp.†	5.125%	7/15/2022	1,500	1,522,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	7.875%	10/15/2018	989	1,034,123
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	3,150	3,402,000
Total				27,856,713

Oil: Integrated Domestic 0.42%

El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	1,000	1,328,198
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775	971,158
Rowan Cos., Inc.	7.875%	8/1/2019	3,679	4,528,948
Total				6,828,304

Oil: Integrated International 1.22%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	6,900	7,927,113
Transocean, Inc.	6.375%	12/15/2021	3,665	4,154,182
Weatherford International Ltd.	9.875%	3/1/2039	3,409	5,411,522
YPF SA (Argentina)†(b)	8.75%	4/4/2024	2,200	2,293,500
YPF SA (Argentina)†(b)	8.875%	12/19/2018	125	133,125
Total				19,919,442

Paper & Forest Products 0.65%

Georgia-Pacific LLC	8.875%	5/15/2031	4,117	6,307,442
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,242,792
Total				10,550,234

Real Estate Investment Trusts 1.30%

Alexandria Real Estate Equities, Inc.	4.50%	7/30/2029	950	981,998
American Tower Corp.	4.70%	3/15/2022	3,932	4,223,129
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	1,850	1,767,314
China South City Holdings Ltd. (Hong Kong)(b)	8.25%	1/29/2019	1,160	1,199,904
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	350	380,625
EPR Properties	5.25%	7/15/2023	2,175	2,330,535
EPR Properties	7.75%	7/15/2020	3,304	4,034,805
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	1,760	2,061,342
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	723	818,150
Hospitality Properties Trust	4.65%	3/15/2024	1,050	1,096,415
Iron Mountain, Inc.	8.375%	8/15/2021	1,421	1,484,945
Kilroy Realty LP	6.625%	6/1/2020	517	612,799
Shimao Property Holdings Ltd. (Hong Kong)(b)	8.125%	1/22/2021	200	213,000
Total				21,204,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.90%

Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	$2,605	$2,552,900
DBP Holding Corp.†	7.75%	10/15/2020	863	824,165
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,208	1,263,150
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	659	677,123
Pacific Emerald Pte Ltd. (Singapore)(b)	9.75%	7/25/2018	775	852,500
QVC, Inc.†	7.375%	10/15/2020	8,000	8,553,568
Total				14,723,406

Savings & Loan 0.22%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,145	3,636,463

Steel 0.72%

Allegheny Technologies, Inc.	5.875%	8/15/2023	1,945	2,149,062
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,085	5,024,713
GTL Trade Finance, Inc.†	7.25%	4/16/2044	1,000	1,061,250
Valmont Industries, Inc.	6.625%	4/20/2020	2,901	3,451,793
Total				11,686,818

Technology 0.09%

VeriSign, Inc.	4.625%	5/1/2023	1,528	1,508,900

Telecommunications 1.67%

Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	2,500	2,637,500
Consolidated Communications Finance Co.	10.875%	6/1/2020	925	1,071,844
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	1,000	1,040,000
ENTEL Chile SA (Chile)†(b)	4.75%	8/1/2026	2,200	2,242,530
Frontier Communications Corp.	9.25%	7/1/2021	2,300	2,734,125
GTE Corp.	6.94%	4/15/2028	5,920	7,378,368
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	2,500	2,506,250
MTS International Funding Ltd. (Ireland)†(b)	8.625%	6/22/2020	800	909,280
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,625	1,750,938
Turk Telekomunikasyon AS (Turkey)†(b)	4.875%	6/19/2024	5,000	4,962,500
Total				27,233,335

Tobacco 0.13%

Altria Group, Inc.	9.95%	11/10/2038	1,214	2,068,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.40%

Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017		$1,000	$1,053,750
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.875%	8/12/2020		1,500	1,608,900
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020		3,398	3,858,500
Total					6,521,150

Utilities 0.78%

Aquarion Co.†	4.00%	8/15/2024		3,000	2,983,008
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018		3,000	3,096,315
Public Service Co. of New Mexico	7.95%	5/15/2018		2,283	2,744,924
Williams Cos., Inc. (The)	8.75%	3/15/2032		2,964	3,856,576
Total					12,680,823

Utilities: Electrical 0.22%

Tennessee Valley Authority	3.50%	12/15/2042		3,740	3,602,518
Total Corporate Bonds (cost $547,350,449)					573,750,876

FOREIGN BONDS(f) 0.20%

Brazil 0.06%

BRF SA†	7.75%	5/22/2018	BRL	2,500	982,801

Mexico 0.14%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,334,690
Total Foreign Bonds (cost $3,748,146)					3,317,491

FOREIGN GOVERNMENT OBLIGATIONS 2.73%

Argentina 0.10%

City of Buenos Aires†(b)	9.95%	3/1/2017		$800	780,800
Provincia de Neuquen†(b)	7.875%	4/26/2021		410	405,900
Republic of Argentina(b)(e)	8.28%	12/31/2033		620	498,859
Total					1,685,559

Bahamas 0.14%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029		1,943	2,215,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.13%

Bermuda Government†	5.603%	7/20/2020	$1,950	$2,164,500

Brazil 0.25%

Federal Republic of Brazil(b)	4.25%	1/7/2025	1,000	1,041,250
Federal Republic of Brazil(b)	5.00%	1/27/2045	1,000	1,030,000
Federal Republic of Brazil†(b)	5.333%	2/15/2028	2,000	2,050,000
Total				4,121,250

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	800	916,000

Croatia 0.07%

Republic of Croatia†(b)	6.00%	1/26/2024	1,000	1,080,000

Dominican Republic 0.13%

Dominican Republic†(b)	6.60%	1/28/2024	800	878,000
Dominican Republic†(b)	9.04%	1/23/2018	1,099	1,225,006
Total				2,103,006

Gabon 0.03%

Republic of Gabon†(b)	6.375%	12/12/2024	400	439,000

Ghana 0.18%

Republic of Ghana†(b)	7.875%	8/7/2023	3,100	3,018,625

Hungary 0.08%

Republic of Hungary(b)	5.375%	3/25/2024	1,234	1,332,720

Indonesia 0.28%

Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	2,150	2,047,875
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	1,700	1,761,625
Republic of Indonesia†(b)	6.75%	1/15/2044	580	711,225
Total				4,520,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.21%

United Mexican States(b)	4.00%	10/2/2023	$1,410	$1,496,363
United Mexican States(b)	5.55%	1/21/2045	1,214	1,427,664
United Mexican States(b)	5.95%	3/19/2019	400	463,000
Total				3,387,027

Panama 0.03%

Republic of Panama(b)	4.30%	4/29/2053	550	504,625

Paraguay 0.08%

Republic of Paraguay†(b)	6.10%	8/11/2044	1,170	1,257,750

Philippines 0.18%

Republic of Philippines(b)	7.50%	9/25/2024	1,979	2,587,543
Republic of Philippines(b)	9.50%	10/21/2024	300	442,500
Total				3,030,043

Romania 0.02%

Republic of Romania†(b)	6.125%	1/22/2044	282	333,465

Russia 0.32%

Russia Eurobonds†(b)	3.625%	4/29/2015	2,310	2,346,151
Russia Eurobonds†(b)	4.875%	9/16/2023	2,900	2,859,980
Total				5,206,131

Slovenia 0.04%

Republic of Slovenia†(b)	5.25%	2/18/2024	676	736,840

Trinidad And Tobago 0.01%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	217,500

Turkey 0.21%

Republic of Turkey(b)	5.625%	3/30/2021	3,124	3,449,833

Uruguay 0.07%

Republic of Uruguay(b)	4.50%	8/14/2024	1,000	1,084,950

Venezuela 0.11%

Republic of Venezuela(b)	9.375%	1/13/2034	2,389	1,821,613
Total Foreign Government Obligations (cost $43,282,871)				44,626,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.89%

Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	$6,500	$6,495,424
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	1,324	1,398,764
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	2,954	2,936,915
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	3,053	3,048,634
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	690	695,150
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $14,271,534)				14,574,887

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.04%

Federal Home Loan Mortgage Corp.	2.16%#	6/1/2043	11,702	11,869,138
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	3,150	3,257,800
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	6,226	6,757,329
Federal National Mortgage Assoc.	3.00%	5/1/2043 - 8/1/2043	21,833	21,785,035
Federal National Mortgage Assoc. (g)	3.50%	TBA	140,790	144,699,372
Federal National Mortgage Assoc.(g)	4.00%	TBA	51,630	54,552,341
Federal National Mortgage Assoc.(g)	4.50%	TBA	13,930	15,012,024
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 4/1/2036	13,054	14,653,272
Government National Mortgage Assoc.(g)	4.00%	TBA	35,790	38,144,313
Total Government Sponsored Enterprises Pass-Throughs (cost $307,437,229)				310,730,624

MUNICIPAL BONDS 1.76%

Education 0.06%

Univ of California Bd of Regs	6.27%	5/15/2031	855	957,617

Electric Revenue Bonds 0.09%

American Municipal Power, Inc.	7.834%	2/15/2041	1,000	1,458,130

Miscellaneous 0.95%

Chicago, IL	6.845%	1/1/2038	2,500	2,813,675
Dallas Convention Center Hotel	7.088%	1/1/2042	1,550	2,015,790
Nashville & Davidson Cnty Met	6.731%	7/1/2043	2,000	2,616,260
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	3,000	3,315,270
Southern California Metro Wtr	6.538%	7/1/2039	2,405	2,767,073
Southern California Metro Wtr	6.947%	7/1/2040	255	305,725
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	1,500	1,675,845
Total				15,509,638

Power 0.16%

Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	535	623,141
Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,700	1,951,362
Total				2,574,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Toll Roads 0.29%

Metropolitan Washington Arpt	7.462%	10/1/2046	$2,170	$2,991,670
North Texas Tollway Auth	8.91%	2/1/2030	1,475	1,777,803
Total				4,769,473

Transportation 0.15%

Clark Cnty, NV	6.881%	7/1/2042	2,275	2,519,858

Water/Sewer 0.06%

Chicago, IL	6.742%	11/1/2040	750	985,283
Total Municipal Bonds (cost $26,406,551)				28,774,502

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.43%

Bear Stearns ALT-A Trust 2004-8 1A	0.855%#	9/25/2034	2,876	2,813,966
Commercial Mortgage Pass-Through Certificates 2013-CR13 A4	4.194%	11/10/2023	3,640	3,934,334
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	5,643	5,476,171
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.481%#	8/10/2047	5,553	467,879
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(b)	0.236%#	12/20/2054	1,393	1,380,710
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(b)	0.376%#	12/20/2054	3,366	3,343,192
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	1,400	1,374,978
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	1,279	1,330,922
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	703	734,043
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA	1.45%#	4/15/2047	5,739	359,948
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB	0.441%#	4/15/2047	1,595	44,668
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	595	587,290
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	631	622,761
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	1,912	1,737,217
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%	2/15/2047	3,100	3,253,906
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	850	859,735
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,166	1,076,336
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	2,863	2,642,708
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	2,575	2,365,575
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,841	1,844,555
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	1,342	1,340,685
UBS-BAMLL Trust 2012-WRM E†	4.379%#	6/10/2030	3,905	3,675,693
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	7,704	7,000,255
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.438%#	7/15/2046	5,195	4,832,727
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%	5/15/2047	1,711	1,785,165
WF-RBS Commercial Mortgage Trust 2014-C20 XA	1.412%#	5/15/2047	11,392	902,186
WF-RBS Commercial Mortgage Trust 2014-C20 XB	0.734%#	5/15/2047	2,205	114,525
Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,983,031)				55,902,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 31.27%

U.S. Treasury Bond	3.375%	5/15/2044	$52,520	$55,552,190
U.S. Treasury Note	0.25%	4/15/2016	201,233	200,914,649
U.S. Treasury Note	0.875%	4/15/2017	40,204	40,295,102
U.S. Treasury Note	0.875%	9/15/2016	15,264	15,368,940
U.S. Treasury Note	1.25%	11/30/2018	40,026	39,671,089
U.S. Treasury Note	1.625%	7/31/2019	100,517	100,536,601
U.S. Treasury Note	2.125%	12/31/2015	53,781	55,125,525
U.S. Treasury Note	2.375%	8/15/2024	2,817	2,824,702
Total U.S. Treasury Obligations (cost $508,449,339)				510,288,798
Total Long-Term Investments (cost $1,746,305,095)				1,781,803,289

SHORT-TERM INVESTMENT 5.99%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/29/2014, Zero Coupon due 9/2/2014 with Fixed Income Clearing Corp. collateralized by $50,000,000 of Federal Home Loan Mortgage Corp. at 1.00% due 8/7/2017, $1,910,000 of U.S. Treasury Note at 0.50% due 7/31/2017 and $48,415,000 of U.S. Treasury Note at 0.625% due 8/31/2017; value: $99,688,013; proceeds: $97,732,959 (cost $97,732,959)			97,733	97,732,959
Total Investments in Securities 115.16% (cost $1,844,038,054)				1,879,536,248
Liabilities in Excess of Other Assets(h) (15.16%)				(247,382,088)
Net Assets 100.00%				$1,632,154,160

BRL	Brazilian real.
MXN	Mexican peso.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2014.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated for open reverse repurchase agreements as of August 31, 2014 (See Note 2(j)).
(d)	Amount represents less than 1,000 shares.
(e)	Defaulted security.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Liabilities in Excess of Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

Open Forward Foreign Currency Exchange Contracts at August 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	Barclays Bank plc	11/12/2014	2,180,000	$932,596	$955,147	$(22,551)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	J.P. Morgan	11/12/2014	30,425,000	$2,284,536	$2,316,218	$(31,682)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(54,233)

Open Total Return Swap at August 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$166,694	399 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$166,694	4/13/2015	$166,694

Reverse Repurchase Agreement Payable as of August 31, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan	$365,810	$466,000 principal, PPL Energy Supply LLC at 4.60% due 12/15/2021, $454,297 fair value	(0.50)%	6/27/2014	On Demand	$365,571

(1)	The negative interest rate on this reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $239.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2014

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$239,837,799	$—	$239,837,799
Corporate Bonds	—	573,750,876	—	573,750,876
Foreign Bonds	—	3,317,491	—	3,317,491
Foreign Government Obligations	—	44,626,182	—	44,626,182
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,574,887	—	14,574,887
Government Sponsored Enterprises Pass-Throughs	—	310,730,624	—	310,730,624
Municipal Bonds	—	28,774,502	—	28,774,502
Non-Agency Commercial Mortgage-Backed Securities	—	55,902,130	—	55,902,130
U.S. Treasury Obligations	—	510,288,798	—	510,288,798
Repurchase Agreements	—	97,732,959	—	97,732,959
Total	$—	$1,879,536,248	$—	$1,879,536,248
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(54,233)	—	(54,233)
Reverse Repurchase Agreement
Assets	—	—	—	—
Liabilities	—	(365,571)	—	(365,571)
Total Return Swap
Assets	—	—	166,694	166,694
Liabilities	—	—	—	—
Total	$—	$(419,804)	$166,694	$(253,110)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2014.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Total Return Swap
Balance as of December 1, 2013	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	166,694
Sales	—
Net transfers in or out of Level 3	—
Balance as of August 31, 2014	$166,694

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest in other mutual funds (“Underlying Funds”) managed by Lord Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency soley for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of August 31, 2014, only Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund, and Total Return Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of August 31, 2014, Floating Rate Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price. As of August 31, 2014, High Yield Fund, Income Fund, and Total Return Fund had an open reverse repurchase agreement.

(k)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2014, the following Funds had unfunded loan commitments:

Security Name	Fund Name
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Allied Security Holdings LLC 1st Lien Delayed Draw Term Loan	$11,475,744	$—	$—	$—	$—
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	8,397,658	—	—	—	—
Level 3 Financing, Inc. Bridge Term Loan	—	8,700,000	500,000	298,000	10,000,000
MH Sub I LLC 1st Lien Delayed Draw Term Loan	2,415,980	—	—	—	—
New Albertson’s, Inc. Bridge Term Loan	—	25,000,000	—	—	—
William Lyon Homes Bridge Term Loan	—	25,000,000	—	—	—
Ziggo B.V. EUR B2 Facility Term Loan	750,000	—	—	—	—
Ziggo B.V. EUR B3 Facility Term Loan	15,350,000	—	—	—	—
Ziggo B.V. EUR B4 Facility Term Loan	10,850,000	—	—	—	—
Total	$49,239,382	$58,700,000	$500,000	$298,000	$10,000,000

Notes to Schedule of Investments (unaudited)(continued)

(l)	Inflation-Linked Derivatives-Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(m)	Credit Default Swaps-High Yield Fund, Inflation Focused Fund and Short Duration Income Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a fund, payment of the agreed-upon amount made by a fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a fund, the agreed-upon amount received by a fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(n)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(o)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended August 31, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Floating Rate Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the period ended August 31, 2014 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into CPI swaps for the period ended August 31, 2014 (as described in note 2(l)) to speculate the rate of inflation in the U.S. economy. Each Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

High Yield Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended August 31, 2014 (as described in note 2(m)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into a total return swap for the period ended August 31, 2014 (as described in note 2(n)) to obtain exposure to an issuer (the Reference Entity). Each Fund’s use of total return swaps involve the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and each Fund’s returns could be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of August 31, 2014, the Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

Convertible Fund		Floating Rate Fund

Asset Derivatives	Forward Foreign Currency Exchange Contracts	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	$235,309	—	$6,142,376
Futures Contracts	—	$72,068	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$3,249	—	$128,946
Futures Contracts	—	$314,971	—

High Yield Fund

Asset Derivatives	Forward Foreign Currency Exchange Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$4,184,416	—
Liability Derivatives
Credit Default Swaps	—	$411,206
Forward Foreign Currency Exchange Contracts	$78,453	—

		Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$2,459,181	—
Futures Contracts	$1,035,965	—	—
Total Return Swap	—	—	$174,215
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$2,794,361	—
Futures Contracts	$1,727,645	—	—

Notes to Schedule of Investments (unaudited)(continued)

		Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts
CPI Swaps	—	—	$863,620	—
Credit Default Swaps	—	—	—	$263,656
Forward Foreign Currency Exchange Contracts	—	$118,268	—	—
Futures Contracts	$102,555	—	—	—
Total Return Swap	—	—	—	$21,725
Liability Derivatives
CPI Swaps	—	—	$44,966,848	—
Forward Foreign Currency Exchange Contracts	—	$4,744	—	—

Multi-Asset Balanced Opportunity Fund			Multi-Asset Growth Fund

Liability Derivatives	Interest Rate Contracts	Inflation Linked Contracts	Interest Rate Contracts	Inflation Linked Contracts
CPI Swaps	—	$76,582	—	$41,772
Futures Contracts	$26,421	—	$6,291	—

Multi-Asset Income Fund

Liability Derivatives	Interest Rate Contracts	Inflation Linked Contracts
CPI Swaps	—	$85,865
Futures Contracts	$25,581	—

		Short Duration Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$3,464,895	—
Futures Contracts	$3,798,667	—	—
Total Return Swap	—	—	$3,007,604
Liability Derivatives
Credit Default Swaps	—	—	$2,077,375
Forward Foreign Currency Exchange Contracts	—	$47,036	—

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund

Asset Derivatives	Forward Foreign Currency Exchange Contracts	Credit Contracts
Total Return Swap	—	$166,694
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$54,233	—

4.	FEDERAL TAX INFORMATION

As of August 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Diversified Equity Strategy Fund
Tax cost	$766,349,747	$1,536,013,909	$216,864,685
Gross unrealized gain	53,708,260	21,026,021	59,084,566
Gross unrealized loss	(11,833,535)	(1,302,379)	—
Net unrealized security gain	$41,874,725	$19,723,642	$59,084,566

	Floating Rate Fund	High Yield Fund	Income Fund
Tax cost	$8,088,287,066	$3,636,467,796	$1,976,561,146
Gross unrealized gain	39,257,307	108,262,491	69,847,529
Gross unrealized loss	(63,460,458)	(25,908,521)	(6,261,319)
Net unrealized security gain (loss)	$(24,203,151)	$82,353,970	$63,586,210

	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund	Multi-Asset Growth Fund
Tax cost	$1,065,188,969	$1,832,177,004	$983,333,768
Gross unrealized gain	6,537,089	227,627,417	135,762,209
Gross unrealized loss	(13,159,906)	(2,078,813)	(235,435)
Net unrealized security gain (loss)	$(6,622,817)	$225,548,604	$135,526,774

	Multi-Asset Income Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$2,297,180,410	$36,786,586,494	$1,850,870,992
Gross unrealized gain	56,914,920	289,477,676	33,575,989
Gross unrealized loss	(3,512,649)	(478,125,083)	(4,910,733)
Net unrealized security gain (loss)	$53,402,271	$(188,647,407)	$28,665,256

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received and wash sales.

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended August 31, 2014:

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2014	Fair Value at 8/31/2014	Net Realized Gain 12/1/2013 to 8/31/2014		Dividend Income 12/1/2013 to 8/31/2014
Lord Abbett Affiliated Fund, Inc.-Class I	3,405,980	330,646	(432,300)	3,304,326	$55,347,466	$2,805,147		$1,077,350
Lord Abbett Developing Growth Fund, Inc. - Class I	472,562	24,954	(17,173)	480,343	13,598,511	285,441		—
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	2,661,016	102,231	(187,653)	2,575,594	41,724,620	705,162		—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,913,999	103,145	(206,595)	1,810,549	41,515,895	2,390,166		11,670
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,437,277	303,889	(96,084)	1,645,082	41,702,826	7,263,177	(a)	—
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,225,700	295,752	(178,877)	2,342,575	33,053,735	1,060,679		692,464
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,195,860	66,711	(45,900)	1,216,671	21,595,903	523,502		321,058
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,288,773	23,048	(80,451)	1,231,370	27,410,294	758,593		—
Total					$275,949,250	$15,791,867		$2,102,542

(a) Includes $6,093,558 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2014	Fair Value at 8/31/2014	Net Realized Gain (Loss) 12/1/2013 to 8/31/2014		Dividend Income 12/1/2013 to 8/31/2014
Lord Abbett Affiliated Fund, Inc.-Class I	4,693,534	6,570,904	(8,543,660)	2,720,778	$45,573,039	$18,785,553		$1,372,175
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	7,501,426	862,965	—	8,364,391	193,970,223	—		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	8,946,428	2,082,975	—	11,029,403	254,999,797	—		—
Lord Abbett Investment Trust-Convertible Fund-Class I	14,930,608	7,970,859	(7,842,251)	15,059,216	207,515,992	36,026,045	(a)	3,728,987
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	7,312,511	3,517,204	(2,544,296)	8,285,419	91,802,440	(299,661)		1,920,132
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	23,492,987	10,938,284	(6,844,084)	27,587,187	173,247,537	430,679		3,301,054
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	1,007,918	—	1,007,918	417,631,879	—		—
Lord Abbett Investment Trust-High Yield Fund - Class I	38,485,186	14,788,790	(1,265,025)	52,008,951	—	13,164,312	(b)	14,890,408
Lord Abbett Municipal Income Fund-High Yield Municipal Bond Fund-Class I	1,605,789	575,271	(2,181,060)	—	25,550,733	431,605		313,045
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	1,469,577	—	1,469,577	20,544,684	—		129,625
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	27,769,979	10,017,178	(8,371,907)	29,415,250	275,915,045	14,023,865		11,570,925
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	11,992,341	107,823	(1,886,610)	10,213,554	256,768,754	12,746,594		1,958,349
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	18,721,978	35,270,612	(33,362,709)	20,629,881	93,453,361	(833,492	)(c)	2,901,849
Total					$2,056,973,484	$94,475,500		$42,086,549

(a) Includes $13,509,738 of distributed capital gains.

(b) Includes $10,312,137 of distributed capital gains.

(c) Includes $114,714 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2014	Fair Value at 8/31/2014	Net Realized Gain (Loss) 12/1/2013 to 8/31/2014		Dividend Income 12/1/2013 to 8/31/2014
Lord Abbett Affiliated Fund, Inc.-Class I	4,646,216	2,335,179	(1,605,561)	5,375,834	$90,045,218	$7,430,726		$1,376,421
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	5,766,156	11,550	—	5,777,706	133,984,998	—		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,287,007	2,757,543	—	8,044,550	185,989,992	—		—
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3,636,109	1,708,009	(1,392,016)	3,952,102	43,789,286	(139,826)		932,235
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	549,017	—	549,017	13,917,585	—		—
Lord Abbett Investment Trust-High Yield Fund-Class I	20,842,042	8,362,763	(727,985)	28,476,820	228,668,862	5,846,075	(a)	8,097,093
Lord Abbett Municipal Income Fund, Inc.-High Yield Municipal Bond Fund-Class I	1,720,001	174,715	(1,894,716)	—	—	382,949		300,998
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	804,449	(8,634)	795,815	11,125,499	(604)		69,981
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	19,525,816	6,346,628	(5,089,678)	20,782,766	194,942,348	5,854,508		8,142,278
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	9,557,114	391,976	(2,629,164)	7,319,926	184,022,933	25,140,653		1,560,677
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	11,067,377	11,102,207	(15,532,376)	6,637,208	30,066,552	(688,591	)(b)	1,359,438
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	672,772	—	(672,772)	—	—	4,827,221		—
Total					$1,116,553,273	$48,653,111		$21,839,121

(a) Includes $5,619,771 of distributed capital gains.

(b) Includes $67,421 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2013	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2014	Fair Value at 8/31/2014	Net Realized Gain (Loss) 12/1/2013 to 8/31/2014		Dividend Income 12/1/2013 to 8/31/2014
Lord Abbett Affiliated Fund, Inc.-Class I	1,556,417	7,813,111	(6,957,942)	2,411,586	$40,394,067	$3,832,392		$685,219
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	388,375	—	(388,375)	—	—	2,159,850		—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	3,174,441	1,596,983	—	4,771,424	110,315,323	—		—
Lord Abbett Investment Trust-Convertible Fund-Class I	11,287,985	12,846,010	(7,127,144)	17,006,851	234,354,404	29,077,816	(a)	3,159,871
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	5,318,843	6,717,175	(2,544,583)	9,491,435	105,165,103	(27,739)		1,817,453
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	17,132,826	20,600,096	(6,077,635)	31,655,287	198,795,204	(1,401,955)		3,125,625
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	—	1,141,531	—	1,141,531	28,937,819	—		—
Lord Abbett Investment Trust-High Yield Fund-Class I	43,940,641	45,927,852	(840,784)	89,027,709	714,892,498	12,508,277	(b)	22,201,805
Lord Abbett Municipal Income Fund, Inc.-High Yield Municipal Bond Fund-Class I	1,454,439	788,282	(2,242,721)	—	—	458,831		292,495
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	1,672,020	—	1,672,020	23,374,844	—		139,228
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	12,869,903	17,346,015	(9,010,206)	21,205,712	198,909,581	11,594,725		7,582,262
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,154,278	1,443,062	—	4,597,340	115,577,120	—		515,094
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	68,837,720	90,967,168	(32,806,927)	126,997,961	575,300,761	(1,476,255	)(c)	13,279,166
Total					$2,346,016,724	$56,725,942		$52,798,218

(a) Includes $10,679,423 of distributed capital gains.

(b) Includes $12,177,740 of distributed capital gains.

(c) Includes $438,147 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2014, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	20.06%
Lord Abbett Developing Growth Fund, Inc. - Class I	4.93%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	15.12%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	15.04%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	15.11%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.98%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	7.83%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.93%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	2.22%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	9.43%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.40%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.09%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.46%
Lord Abbett Global Fund, Inc. Emerging Markets Currency Fund - Class I	8.42%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1.24%
Lord Abbett Investment Trust - High Yield Fund - Class I	20.30%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	1.00%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	13.42%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	12.48%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	4.54%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	8.06%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	12.00%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	16.66%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	3.92%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1.25%
Lord Abbett Investment Trust - High Yield Fund - Class I	20.48%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	1.00%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	17.46%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	16.48%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.69%

Investments in Underlying Funds (unaudited)(continued)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	1.72%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	4.70%
Lord Abbett Investment Trust - Convertible Fund - Class I	9.99%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.48%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	8.48%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1.23%
Lord Abbett Investment Trust-High Yield Fund-Class I	30.47%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	1.00%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	8.48%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	4.93%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	24.52%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.08%
Chevron Corp.	3.72%
Pfizer, Inc.	3.54%
Cisco Systems, Inc.	3.40%
Wal-Mart Stores, Inc.	2.66%
Intel Corp.	2.59%
Bristol-Myers Squibb Co.	2.57%
International Business Machines Corp.	2.43%
Altria Group, Inc.	2.17%
AT&T, Inc.	2.13%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.50%
Consumer Staples	10.31%
Energy	10.92%
Financials	20.97%
Health Care	11.21%
Industrials	10.95%
Information Technology	12.95%
Materials	4.43%
Telecommunication Services	4.07%
Utilities	5.25%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.20%
Chevron Corp.	4.06%
Pfizer, Inc.	3.76%
Exxon Mobil Corp.	3.17%
Citigroup, Inc.	3.10%
AT&T, Inc.	2.34%
Allstate Corp. (The)	2.27%
Morgan Stanley	2.20%
Aetna, Inc.	2.20%
Raytheon Co.	2.11%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.65%
Consumer Staples	6.64%
Energy	13.62%
Financials	29.28%
Health Care	12.71%
Industrials	10.20%
Information Technology	8.77%
Materials	3.41%
Telecommunication Services	2.73%
Utilities	5.54%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Whirlpool Corp.	2.35%
XL Group plc (Ireland)	2.30%
Cigna Corp.	2.28%
CF Industries Holdings, Inc.	2.17%
Kohl’s Corp.	2.15%
Invesco Ltd.	2.10%
Everest Re Group Ltd.	2.07%
Bunge Ltd.	2.03%
St. Jude Medical, Inc.	1.99%
Avnet, Inc.	1.91%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.88%
Consumer Staples	2.99%
Energy	5.98%
Financials	32.57%
Health Care	8.59%
Industrials	10.16%
Information Technology	11.06%
Materials	7.10%
Utilities	11.17%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/2040	3.03%
Salesforce.com, Inc., 0.25%, 4/1/2018	2.26%
Tesla Motors, Inc., 1.25%, 3/1/2021	2.23%
Omnicare, Inc., 3.50%, 2/15/2044	2.12%
Gilead Sciences, Inc., 1.625%, 5/1/2016	2.10%
Salix Pharmaceuticals Ltd., 1.50%, 3/15/2019	2.10%
Micron Technology, Inc., 2.125%, 2/15/2033	2.01%
Yahoo!, Inc., Zero Coupon, 12/1/2018	1.95%
Intel Corp., 3.25%, 8/1/2039	1.94%
RTI International Metals, Inc., 1.625%, 10/15/2019	1.91%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.54%
Energy	6.27%
Financials	12.84%
Healthcare	19.61%
Industrials	4.93%
Materials	4.20%
Media	0.77%
Technology	29.25%
Telecommunications	4.81%
Transportation	3.40%
Utilities	2.32%
Repurchase Agreement	1.06%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.25%, 4/15/2016	8.24%
Federal National Mortgage Assoc., 3.50%, TBA	5.02%
U.S. Treasury Note, 1.625%, 7/31/2019	4.67%
U.S. Treasury Note, 1.25%, 11/30/2018	4.02%
Federal National Mortgage Assoc., 4.00%, TBA	3.86%
U.S. Treasury Note, 2.125%, 12/31/2015	3.79%
U.S. Treasury Bond, 3.375%, 5/15/2044	3.62%
Government National Mortgage Assoc., 4.00%, TBA	3.56%
U.S. Treasury Note, 0.875%, 4/15/2017	3.40%
U.S. Treasury Note, 0.375%, 3/15/2015	3.36%

Holdings by Sector*	% of Investments
Auto	0.28%
Basic Industry	0.44%
Consumer Cyclicals	1.44%
Consumer Discretionary	0.17%
Consumer Services	0.89%
Consumer Staples	0.45%
Energy	2.39%
Financial Service	24.70%
Foreign Government	0.82%
Health Care	0.79%
Integrated Oil	1.44%
Materials and Processing	1.85%
Municipal	1.57%
Producer Durables	0.55%
Technology	0.36%
Telecommunications	0.80%
Transportation	0.71%
U.S. Government	52.25%
Utilities	1.93%
Repurchase Agreement	6.17%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Cavium, Inc.	1.62%
Team Health Holdings, Inc.	1.60%
Puma Biotechnology, Inc.	1.57%
Kodiak Oil & Gas Corp.	1.55%
Receptos, Inc.	1.40%
Springleaf Holdings, Inc.	1.39%
Cognex Corp.	1.39%
comScore, Inc	1.37%
DexCom, Inc.	1.36%
Mattress Firm Holding Corp.	1.33%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	15.69%
Consumer Staples	2.59%
Energy	4.75%
Financials	5.24%
Health Care	23.29%
Industrials	11.12%
Information Technology	32.30%
Materials	3.01%
Repurchase Agreement	2.01%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
US Bank NA, 3.778%, 4/29/2020	1.02%
Western Union Co. (The), 1.234%, 8/21/2015	1.01%
Amgen, Inc., 1.875%, 11/15/2014	1.00%
QVC, Inc., 7.375%, 10/15/2020	0.85%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.81%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.76%
Laclede Group, Inc., 0.982%, 8/15/2017	0.72%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.414%, 10/15/2044	0.71%
Midcontinent Express Pipeline LLC, 5.450%, 9/15/2014	0.70%
Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 6/1/2022	0.67%

Holdings by Sector*	% of Investments
Asset Backed	17.10%
Automotive	0.84%
Banking	6.62%
Basic Industry	2.31%
Capital Goods	1.41%
Consumer Cyclical	3.27%
Consumer Non-Cyclical	1.41%
Consumer Services	1.11%
Consumer Staples	0.10%
Energy	10.92%
Financial Services	3.54%
Foreign Government	0.04%
Healthcare	4.01%
Insurance	0.84%
Media	0.47%
Mortgage Backed	32.97%
Municipal	0.15%
Real Estate	3.04%
Services	4.16%
Technology & Electronics	1.81%
Telecommunications	1.04%
Utility	2.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.69%
Hewlett-Packard Co.	2.86%
Capital One Financial Corp.	2.51%
Intel Corp.	2.42%
General Dynamics Corp.	2.42%
Exxon Mobil Corp.	2.39%
Chevron Corp.	2.36%
Eli Lilly & Co.	2.34%
Cisco Systems, Inc.	2.22%
Allstate Corp. (The)	2.21%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.60%
Consumer Staples	7.01%
Energy	12.75%
Financials	28.46%
Health Care	14.09%
Industrials	8.39%
Information Technology	11.59%
Materials	2.31%
Telecommunication Services	1.77%
Utilities	3.99%
Repurchase Agreement	1.04%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A	4.75%
Google, Inc. Class A	4.30%
Apple, Inc.	4.03%
Gilead Sciences, Inc.	2.62%
Microsoft Corp.	1.99%
Biogen Idec, Inc.	1.80%
Twitter, Inc.	1.55%
Celgene Corp.	1.54%
Home Depot, Inc. (The)	1.53%
LinkedIn Corp. Class A	1.51%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	18.30%
Consumer Staples	4.41%
Energy	3.53%
Financials	5.41%
Health Care	18.84%
Industrials	10.12%
Information Technology	35.64%
Materials	2.41%
Utilities	1.01%
Repurchase Agreement	0.33%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Affiliated Managers Group, Inc.	2.02%
Mead Johnson Nutrition Co.	1.78%
LinkedIn Corp. Class A	1.75%
Starwood Hotels & Resorts Worldwide, Inc.	1.74%
Ralph Lauren Corp.	1.71%
Envision Healthcare Holdings, Inc.	1.67%
IHS, Inc. Class A	1.62%
Moody’s Corp.	1.55%
VF Corp.	1.55%
Roper Industries, Inc.	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.21%
Consumer Staples	4.74%
Energy	5.65%
Financials	11.56%
Health Care	16.25%
Industrials	15.92%
Information Technology	20.39%
Materials	1.98%
Telecommunication Services	1.14%
Repurchase Agreement	0.16%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Corp., 7.875%, 9/15/2023	0.94%
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.61%
First Data Corp., 12.625%, 1/15/2021	0.61%
DISH DBS Corp., 5.875%, 7/15/2022	0.58%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.58%
Hema Bondco I BV, 6.25%, 6/15/2019	0.50%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	0.49%
AMC Networks, Inc., 4.75%, 12/15/2022	0.46%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/1/2022	0.46%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.45%

Holdings by Sector*	% of Investments
Asset Backed	0.14%
Automotive	1.54%
Banking	2.72%
Basic Industry	8.79%
Capital Goods	4.18%
Commercial Mortgage Backed	0.08%
Consumer Cyclical	6.92%
Consumer Non-Cyclical	5.53%
Energy	13.13%
Financial Services	2.96%
Foreign Government	0.10%
Healthcare	9.27%
Insurance	0.97%
Media	8.85%
Metals/Mining Excluding Steel	0.24%
Real Estate	0.37%
Services	12.35%
Technology & Electronics	6.55%
Telecommunications	6.55%
Utility	3.24%
Repurchase Agreement	5.52%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.79%
U.S. Treasury Note, 2.125%, 12/31/2015	1.11%
LB-UBS Commercial Mortgage Trust 2006-C7 AM, 0.70%, 11/15/2038	0.83%
QVC, Inc., 7.50%, 10/1/2019	0.74%
Banc of America Re-REMIC Trust 2014-IP A, 2.808%, 6/15/2028	0.62%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.60%
GS Mortgage Securities Trust 2012-GC6 XA, 2.328%, 1/10/2045	0.57%
Air Lease Corp., 5.625%, 4/1/2017	0.57%
Citigroup, Inc., 5.50%, 2/15/2017	0.57%
Government National Mortgage Assoc. 2014-64 A, 2.20%, 2/16/2045	0.55%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	0.87%
Basic Industry	0.61%
Capital Goods	0.08%
Consumer Cyclical	4.93%
Consumer Discretionary	1.72%
Consumer Non-Cyclical	0.04%
Consumer Services	1.80%
Consumer Staples	1.13%
Energy	7.77%
Financial Services	50.65%
Foreign Government	0.21%
Healthcare	4.08%
Integrated Oils	2.54%
Materials and Processing	3.04%
Municipal	0.08%
Producer Durables	0.72%
Technology	1.53%
Telecommunications	2.19%
Transportation	1.32%
U.S. Government	11.06%
Utilities	1.52%
Repurchase Agreement	2.11%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Heineken Holding NV	2.19%
Roche Holding AG	2.17%
Hitachi Ltd.	1.96%
DNB ASA	1.83%
Royal Dutch Shell plc ADR	1.76%
Siemens AG Registered Shares	1.75%
Prudential plc	1.75%
Sumitomo Corp.	1.74%
SJM Holdings Ltd.	1.68%
SK Telecom Co., Ltd.	1.64%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.76%
Consumer Staples	8.07%
Energy	6.51%
Financials	25.20%
Health Care	9.54%
Industrials	15.79%
Information Technology	7.04%
Materials+	5.01%
Telecommunication Services	5.03%
Utilities	6.09%
Repurchase Agreement	1.96%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.47%
Royal Dutch Shell plc ADR	2.24%
TeliaSonera AB	2.01%
AstraZeneca plc	1.99%
Baytex Energy Corp.	1.80%
HSBC Holdings plc	1.79%
Total SA ADR	1.76%
SJM Holdings Ltd.	1.74%
BP plc	1.74%
Spark Infrastructure Group	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.77%
Consumer Staples	5.03%
Energy	11.79%
Financials	24.92%
Health Care	7.63%
Industrials	9.40%
Information Technology	2.56%
Materials	2.65%
Telecommunication Services	9.84%
Utilities	16.95%
Repurchase Agreement	0.46%
Total	100.00%

*         A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Arrow Global Group plc	1.74%
SKS Microfinance Ltd.	7.73%
Gerresheimer AG	1.64%
Michael Page International plc	1.62%
Sun Hung Kai & Co., Ltd.	1.61%
Ashmore Group plc	1.56%
Arcadis NV	1.55%
CT Environmental Group Ltd.	1.51%
Howden Joinery Group plc	1.49%
SCSK Corp.	1.49%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.31%
Consumer Staples	5.51%
Energy	4.56%
Financials	21.86%
Health Care	5.60%
Industrials	20.61%
Information Technology	14.40%
Materials	4.02%
Telecommunication Services	0.63%
Utilities	5.33%
Repurchase Agreement	1.17%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.09%
Invesco Ltd.	2.00%
Cimarex Energy Co.	1.95%
M&T Bank Corp.	1.92%
SunTrust Banks, Inc.	1.91%
XL Group plc	1.88%
Lincoln National Corp.	1.75%
Fidelity National Information Services, Inc.	1.62%
Jones Lang LaSalle, Inc.	1.62%
Armstrong World Industries, Inc.	1.54%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.02%
Consumer Staples	2.55%
Energy	8.82%
Financials	31.50%
Health Care	10.65%
Industrials	12.80%
Information Technology	9.07%
Materials	7.91%
Utilities	7.83%
Repurchase Agreement	0.85%
Total	100.00%

*         A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.53%
U.S. Treasury Note, 2.125%, 12/31/2015	1.04%
QVC, Inc., 7.50%, 10/9/2019	0.81%
Air Lease Corp., 5.625%, 4/1/2017	0.75%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.59%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.59%
Banc of America Re-REMIC Trust 2014-IP A, 2.808%, 6/15/2028	0.57%
Host Hotels & Resorts LP, 5.875%, 6/15/2019	0.50%
Ally Auto Receivables Trust 2014-1 A3, 0.97%, 10/15/2018	0.47%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.491%, 8/12/2048	0.47%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	1.01%
Basic Industry	0.58%
Capital Goods	0.07%
Consumer Cyclicals	4.67%
Consumer Discretionary	1.70%
Consumer Non-Cyclical	0.04%
Consumer Services	1.79%
Consumer Staples	1.11%
Energy	7.80%
Financial Services	51.64%
Foreign Government	0.42%
Health Care	4.23%
Integrated Oils	2.76%
Materials and Processing	3.06%
Municipal	0.11%
Producer Durables	0.73%
Technology	1.73%
Telecommunications	1.74%
Transportation	1.17%
U.S. Government	9.76%
Utilities	1.93%
Repurchase Agreement	1.95%
Total	100.00%

*         A sector may comprise several industries

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Akamai Technologies, Inc.	2.15%
Ryder System, Inc.	1.87%
HCC Insurance Holdings, Inc.	1.86%
Marvell Technology Group Ltd.	1.79%
PacWest Bancorp	1.78%
Jarden Corp.	1.63%
American Water Works Co., Inc.	1.55%
Reliance Steel & Aluminum Co.	1.48%
Portland General Electric Co.	1.48%
Comerica, Inc.	1.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.65%
Consumer Staples	2.08%
Energy	7.95%
Financials	26.05%
Health Care	8.33%
Industrials	14.16%
Information Technology	14.69%
Materials	7.87%
Utilities	5.78%
Repurchase Agreement	1.44%
Total	100.00%

*         A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 27, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 27, 2014